UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22148
Invesco Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, President
3500 Lacey Road
Downers Grove, IL 60515
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco AAA CLO Floating Rate Note ETF
ICLO | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco AAA CLO Floating Rate Note ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AAA CLO Floating Rate Note ETF	$10	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$304,432,594
Total number of portfolio holdings	144
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Signal Peak CLO 11 Ltd., Series 2024-11A, Class A1, 5.72%, 07/18/2037	3.19%
Park Blue CLO Ltd., Series 2022-1A, Class A1R, 5.69%, 10/20/2037	2.10%
GoldenTree Loan Management US CLO 9 Ltd., Series 2021-9A, Class AR, 5.77%, 04/20/2037	2.07%
Cedar Funding IX CLO Ltd., Series 2018-9A, Class AR, 5.69%, 07/20/2037	1.97%
Elmwood CLO III Ltd., Series 2019-3A, Class A1RR, 5.65%, 07/18/2037	1.97%
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 5.79%, 04/15/2037	1.76%
CIFC Funding Ltd., Series 2023-2A, Class A, 6.02%, 01/21/2037	1.65%
TICP CLO VII Ltd., Series 2017-7A, Class ASR2, 5.56%, 04/15/2033	1.64%
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class AR, 5.64%, 10/15/2037	1.64%
Palmer Square CLO 2023-1 Ltd., Series 2023-1A, Class AR, 5.52%, 01/20/2038	1.64%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-ICLO-SAR
Invesco AAA CLO Floating Rate Note ETF

Invesco Active U.S. Real Estate ETF
PSR | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Active U.S. Real Estate ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active U.S. Real Estate ETF	$17	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$58,327,144
Total number of portfolio holdings	37
Portfolio turnover rate	60%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
American Tower Corp.	8.37%
Digital Realty Trust, Inc.	8.06%
Welltower, Inc.	7.93%
Equinix, Inc.	4.66%
Healthpeak Properties, Inc.	3.89%
CubeSmart	3.72%
EastGroup Properties, Inc.	3.60%
Simon Property Group, Inc.	3.53%
Brixmor Property Group, Inc.	3.46%
Equity Residential	3.37%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSR-SAR
Invesco Active U.S. Real Estate ETF

Invesco High Yield Bond Factor ETF
IHYF | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco High Yield Bond Factor ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Bond Factor ETF	$19	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$45,298,868
Total number of portfolio holdings	308
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027	0.94%
Viasat, Inc., 5.63%, 04/15/2027	0.91%
Churchill Downs, Inc., 5.50%, 04/01/2027	0.87%
Venture Global LNG, Inc., 8.13%, 06/01/2028	0.87%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028	0.82%
Paramount Global, 6.38%, 03/30/2062	0.81%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	0.78%
Bombardier, Inc., 6.00%, 02/15/2028	0.72%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051	0.70%
Noble Finance II LLC, 8.00%, 04/15/2030	0.69%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IHYF-SAR
Invesco High Yield Bond Factor ETF

Invesco High Yield Select ETF
HIYS | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco High Yield Select ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Select ETF	$22	0.44%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$7,755,873
Total number of portfolio holdings	167
Portfolio turnover rate	87%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Iliad Holding S.A.S.U., 8.50%, 04/15/2031	2.72%
Studio City Finance Ltd., 5.00%, 01/15/2029	2.27%
Eutelsat S.A., 9.75%, 04/13/2029	1.49%
Aircastle Ltd., 5.25%	1.48%
VMED O2 UK Financing I PLC, 3.25%, 01/31/2031	1.36%
GFL Environmental, Inc., 4.00%, 08/01/2028	1.19%
Tenet Healthcare Corp., 6.75%, 05/15/2031	1.19%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028	1.17%
Vodafone Group PLC, 4.13%, 06/04/2081	1.16%
GGAM Finance Ltd., 6.88%, 04/15/2029	1.15%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-HIYS-SAR
Invesco High Yield Select ETF

Invesco Managed Futures Strategy ETF
IMF | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Managed Futures Strategy ETF (the “Fund”) for the period March 17, 2025 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Managed Futures Strategy ETF	$6	0.50%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$305,924,514
Total number of portfolio holdings	52
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Futures exposure*
(% of total notional exposure)
Commodity Risk (Long)	6.4%
Commodity Risk (Short)	12.1%
Currency Risk (Long)	17.4%
Currency Risk (Short)	3.1%
Equity Risk (Long)	13.9%
Equity Risk (Short)	4.7%
Interest Rate Risk (Long)	29.9%
Interest Rate Risk (Short)	12.5%
* Futures exposure is calculated on the notional value as a percentage of total notional exposure.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IMF-SAR
Invesco Managed Futures Strategy ETF

Invesco MSCI EAFE Income Advantage ETF
EFAA | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco MSCI EAFE Income Advantage ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI EAFE Income Advantage ETF	$0	0.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$136,592,755
Total number of portfolio holdings	713
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
SAP SE	1.32%
Nestle S.A.	1.20%
ASML Holding N.V.	1.14%
Roche Holding AG	0.99%
Novartis AG	0.97%
AstraZeneca PLC	0.96%
Novo Nordisk A/S, Class B	0.93%
HSBC Holdings PLC	0.86%
Shell PLC	0.85%
Toyota Motor Corp.	0.78%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-EFAA-SAR
Invesco MSCI EAFE Income Advantage ETF

Invesco QQQ Income Advantage ETF
QQA | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco QQQ Income Advantage ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Income Advantage ETF	$0	0.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$209,275,038
Total number of portfolio holdings	121
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.82%
Microsoft Corp.	6.27%
NVIDIA Corp.	5.68%
Amazon.com, Inc.	4.17%
Broadcom, Inc.	3.19%
Meta Platforms, Inc., Class A	2.57%
Netflix, Inc.	2.54%
Costco Wholesale Corp.	2.31%
Tesla, Inc.	2.19%
Alphabet, Inc., Class A	1.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQA-SAR
Invesco QQQ Income Advantage ETF

Invesco Real Assets ESG ETF
IVRA | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Real Assets ESG ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Assets ESG ETF	$30	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$12,228,692
Total number of portfolio holdings	54
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Prologis, Inc.	5.32%
American Tower Corp.	4.85%
Sempra	4.49%
Equinix, Inc.	4.14%
Cheniere Energy, Inc.	4.03%
ONEOK, Inc.	3.69%
Welltower, Inc.	3.60%
Williams Cos., Inc. (The)	3.45%
Kinder Morgan, Inc.	3.39%
Targa Resources Corp.	3.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IVRA-SAR
Invesco Real Assets ESG ETF

Invesco Rochester High Yield Municipal ETF
IROC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Rochester High Yield Municipal ETF (the “Fund”), formerly Invesco Municipal Strategic Income ETF, for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester High Yield Municipal ETF	$19	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$30,056,046
Total number of portfolio holdings	64
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB, 6.00%, 04/01/2035	3.63%
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023 B-3, RB, 5.38%, 09/01/2029	3.35%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.75%, 09/01/2064	2.59%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB, 5.25%, 07/01/2039	2.49%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB, 5.00%, 05/01/2033	1.83%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB, 5.50%, 06/30/2038	1.77%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB, 4.00%, 12/01/2032	1.75%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	1.75%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.74%
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.), Series 2023, RB, 5.00%, 07/01/2038	1.72%
* Excluding money market fund holdings, if any.
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IROC-SAR
Invesco Rochester High Yield Municipal ETF

Invesco S&P 500® Downside Hedged ETF
PHDG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Downside Hedged ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Downside Hedged ETF	$15	0.33%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$99,222,128
Total number of portfolio holdings	508
Portfolio turnover rate	799%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	3.69%
Microsoft Corp.	3.40%
NVIDIA Corp.	3.08%
Amazon.com, Inc.	2.01%
Meta Platforms, Inc., Class A	1.39%
Berkshire Hathaway, Inc., Class B	1.13%
Alphabet, Inc., Class A	1.07%
Broadcom, Inc.	1.04%
Tesla, Inc.	0.91%
Alphabet, Inc., Class C	0.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PHDG-SAR
Invesco S&P 500® Downside Hedged ETF

Invesco S&P 500 Equal Weight Income Advantage ETF
RSPA | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500 Equal Weight Income Advantage ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Equal Weight Income Advantage ETF	$0	0.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$296,923,663
Total number of portfolio holdings	523
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
UBS AG (Invesco S&P 500 Equal Weight ETF)	0.51%
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF)	0.43%
BNP Paribas Issuance B.V. (Invesco S&P 500 Equal Weight ETF)	0.37%
J.P. Morgan Chase & Co. (Invesco S&P 500 Equal Weight ETF)	0.36%
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF)	0.35%
Wells Fargo Bank N.A. (Invesco S&P 500 Equal Weight ETF)	0.31%
BNP Paribas Issuance B.V. (Invesco S&P 500 Equal Weight ETF)	0.31%
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF)	0.26%
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF)	0.26%
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF)	0.26%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPA-SAR
Invesco S&P 500 Equal Weight Income Advantage ETF

Invesco Short Duration Total Return Bond ETF
GTOS | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Short Duration Total Return Bond ETF (the “Fund”), formerly Invesco Short Duration Bond ETF, for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Total Return Bond ETF	$17	0.33%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$9,980,509
Total number of portfolio holdings	283
Portfolio turnover rate	182%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.85%
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	2.57%
U.S. Treasury Notes, 3.88%, 04/30/2030	2.37%
NatWest Group PLC, 7.47%, 11/10/2026	2.03%
Barclays PLC, 7.33%, 11/02/2026	2.03%
Ford Motor Credit Co. LLC, 7.32%, 03/06/2026	2.02%
UBS AG, 5.80%, 09/11/2025	2.01%
U.S. Treasury Notes, 3.75%, 04/15/2028	1.68%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 01/15/2027	1.54%
Protective Life Global Funding, 5.37%, 01/06/2026	1.51%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GTOS-SAR
Invesco Short Duration Total Return Bond ETF

Invesco SteelPath MLP & Energy Infrastructure ETF
PIPE | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP & Energy Infrastructure ETF (the “Fund”) for the period February 18, 2025 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP & Energy Infrastructure ETF	$14	0.75%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$15,249,479
Total number of portfolio holdings	26
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Williams Cos., Inc. (The)	6.47%
Targa Resources Corp.	6.46%
TC Energy Corp.	5.79%
Plains GP Holdings L.P., Class A	5.51%
ONEOK, Inc.	5.33%
Cheniere Energy, Inc.	5.20%
Pembina Pipeline Corp.	4.88%
Enbridge, Inc.	4.87%
South Bow Corp.	4.81%
Kinder Morgan, Inc.	4.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PIPE-SAR
Invesco SteelPath MLP & Energy Infrastructure ETF

Invesco Top QQQ ETF
QBIG | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Top QQQ ETF (the “Fund”) for the period December 2, 2024 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Top QQQ ETF	$9	0.23%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$22,734,617
Total number of portfolio holdings	13
Portfolio turnover rate	81%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	7.63%
Microsoft Corp.	7.02%
NVIDIA Corp.	6.35%
Amazon.com, Inc.	4.67%
Broadcom, Inc.	3.57%
Meta Platforms, Inc., Class A	2.88%
Tesla, Inc.	2.45%
Alphabet, Inc., Class A	2.21%
Alphabet, Inc., Class C	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QBIG-SAR
Invesco Top QQQ ETF

Invesco Total Return Bond ETF
GTO | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Total Return Bond ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Total Return Bond ETF	$13	0.25%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,887,146,731
Total number of portfolio holdings	1,275
Portfolio turnover rate	308%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.28%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	4.17%
U.S. Treasury Notes, 3.88%, 04/30/2030	3.49%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 06/01/2055	3.45%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.77%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	2.69%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	2.64%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 05/01/2055	2.56%
U.S. Treasury Notes, 3.75%, 04/30/2027	2.33%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GTO-SAR
Invesco Total Return Bond ETF

Invesco Ultra Short Duration ETF
GSY | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Ultra Short Duration ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Ultra Short Duration ETF	$11	0.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,770,718,250
Total number of portfolio holdings	330
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
APA Corp., 5.05%, 05/01/2025	1.11%
Jabil, Inc., 5.08%-5.13%, 05/05/2025	1.08%
Boston Properties L.P., 4.69%, 06/02/2025	0.93%
Kinder Morgan, Inc., 4.30%, 06/01/2025	0.93%
Crown Castle, Inc., 4.94%, 05/01/2025	0.90%
Conagra Brands, Inc., 5.07%, 05/19/2025	0.90%
Brunswick Corp., 5.06%-5.11%, 05/01/2025	0.75%
Eversource Energy, 4.83%, 05/12/2025	0.72%
Sonoco Products Co., 5.24%, 05/28/2025	0.72%
Quanta Services, Inc., 4.90%, 05/02/2025	0.70%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GSY-SAR
Invesco Ultra Short Duration ETF

Invesco Variable Rate Investment Grade ETF
VRIG | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Variable Rate Investment Grade ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Variable Rate Investment Grade ETF	$15	0.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,266,364,679
Total number of portfolio holdings	385
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Floating Rate Notes, 4.34%, 01/31/2027	14.90%
U.S. Treasury Floating Rate Notes, 4.45%, 10/31/2026	7.68%
Freddie Mac, Series 2024-HQA1, Class A1, STACR®, 5.60%, 03/25/2044	0.79%
Freddie Mac REMICs, 5.85%, 04/25/2055	0.66%
Volkswagen Group of America Finance LLC, 5.44%, 03/25/2027	0.63%
ABN AMRO Bank N.V., 5.37%, 12/03/2028	0.60%
Santander Holdings USA, Inc., 5.98%, 03/20/2029	0.60%
Morgan Stanley, 5.40%, 04/13/2028	0.59%
General Motors Financial Co., Inc., 5.41%, 02/26/2027	0.59%
JPMorgan Chase & Co., 5.30%, 04/22/2028	0.59%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-VRIG-SAR
Invesco Variable Rate Investment Grade ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2025
ICLO	Invesco AAA CLO Floating Rate Note ETF
PSR	Invesco Active U.S. Real Estate ETF
IHYF	Invesco High Yield Bond Factor ETF
HIYS	Invesco High Yield Select ETF
EFAA	Invesco MSCI EAFE Income Advantage ETF
QQA	Invesco QQQ Income Advantage ETF
PHDG	Invesco S&P 500® Downside Hedged ETF
RSPA	Invesco S&P 500 Equal Weight Income Advantage ETF
GTOS	Invesco Short Duration Total Return Bond ETF (formerly, Invesco Short Duration Bond ETF)
PIPE	Invesco SteelPath MLP & Energy Infrastructure ETF
QBIG	Invesco Top QQQ ETF
GTO	Invesco Total Return Bond ETF
GSY	Invesco Ultra Short Duration ETF
VRIG	Invesco Variable Rate Investment Grade ETF

Invesco AAA CLO Floating Rate Note ETF (ICLO)
April 30, 2025
(Unaudited)
Schedule of Investments

	Principal Amount	Value
Asset-Backed Securities-97.95%
522 Funding CLO Ltd.
Series 2019-5A, Class BR, 6.11% (3 mo. Term SOFR + 1.85%), 04/15/2035(a)(b)	$500,000	$493,460
Series 2020-6A, Class A1R2, 5.48% (3 mo. Term SOFR + 1.20%), 10/23/2034(a)(b)	130,000	129,304
ABPCI Direct Lending Fund CLO V Ltd. (Cayman Islands)
Series 2019-5A, Class A1RR, 6.47% (3 mo. Term SOFR + 2.20%), 01/20/2036(a)(b)	1,300,000	1,307,383
Series 2019-5A, Class A1Z, 6.27% (3 mo. Term SOFR + 2.00%), 01/20/2036(a)(b)	1,500,000	1,492,218
AGL CLO 13 Ltd. (Cayman Islands), Series 2021-13A, Class A1, 5.69% (3 mo. Term SOFR + 1.42%), 10/20/2034(a)(b)	1,250,000	1,251,065
AGL CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class AR, 5.40% (3 mo. Term SOFR + 1.13%), 12/02/2034(a)(b)	1,000,000	996,093
AGL CLO 20 Ltd. (Jersey), Series 2022-20A, Class BR, 6.02% (3 mo. Term SOFR + 1.75%), 10/20/2037(a)(b)	250,000	249,996
AGL Clo 28 Ltd. (Jersey), Series 2023-28A, Class AL2, 5.97% (3 mo. Term SOFR + 1.70%), 01/21/2037(a)(b)	300,000	300,690
AGL CLO 29 Ltd. (Jersey), Series 2024-29A, Class A1, 5.84% (3 mo. Term SOFR + 1.57%), 04/21/2037(a)(b)	4,000,000	4,000,036
AGL Core CLO 27 Ltd. (Cayman Islands), Series 2023-27A, Class A, 6.00% (3 mo. Term SOFR + 1.73%), 10/21/2036(a)(b)	500,000	500,907
AGL Core CLO 31 Ltd. (Cayman Islands), Series 2024-31A, Class A, 5.67% (3 mo. Term SOFR + 1.40%), 07/20/2037(a)(b)	2,200,000	2,199,952
AGL Core CLO 4 Ltd. (Cayman Islands), Series 2020-4A, Class AR2, 5.65% (3 mo. Term SOFR + 1.38%), 10/20/2037(a)(b)	1,250,000	1,251,075
AIMCO CLO Ltd. (Cayman Islands)
Series 2019-10A, Class ARR, 5.68% (3 mo. Term SOFR + 1.41%), 07/22/2037(a)(b)	250,000	250,500
Series 2020-11A, Class A2R, 5.78% (3 mo. Term SOFR + 1.50%), 07/17/2037(a)(b)	4,250,000	4,228,962
Series 2021-16A, Class AR, 5.68% (3 mo. Term SOFR + 1.40%), 07/17/2037(a)(b)	1,250,000	1,250,459
Antares CLO Ltd. (Cayman Islands)
Series 2018-3A, Class A2R, 6.07% (3 mo. Term SOFR + 1.80%), 07/20/2036(a)(b)	1,400,000	1,398,642
Series 2020-1A, Class A1R, 6.00% (3 mo. Term SOFR + 1.72%), 10/23/2033(a)(b)	4,000,000	4,005,000
Series 2021-1A, Class A1, 6.07% (3 mo. Term SOFR + 1.79%), 07/25/2033(a)(b)	1,200,000	1,200,886
Apidos CLO XXVIII (Cayman Islands), Series 2017-28A, Class A1B, 5.68% (3 mo. Term SOFR + 1.41%), 01/20/2031(a)(b)	2,000,000	1,995,980
	Principal Amount	Value
Apidos CLO XXXIX Ltd. (Cayman Islands), Series 2022-39A, Class A1, 5.57% (3 mo. Term SOFR + 1.30%), 04/21/2035(a)(b)	$2,600,000	$2,594,686
Apidos Loan Fund Ltd. (Cayman Islands), Series 2024-1A, Class A1, 5.55% (3 mo. Term SOFR + 1.27%), 04/25/2035(a)(b)	300,000	299,774
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-1A, Class A1, 5.59% (3 mo. Term SOFR + 1.32%), 04/18/2035(a)(b)	2,600,000	2,592,187
Ballyrock CLO 14 Ltd. (Cayman Islands), Series 2020-14A, Class A1A, 5.65% (3 mo. Term SOFR + 1.38%), 07/20/2037(a)(b)	1,500,000	1,494,731
Barings CLO Ltd. (Cayman Islands)
Series 2019-1A, Class AR, 5.65% (3 mo. Term SOFR + 1.39%), 04/15/2035(a)(b)	1,850,000	1,850,507
Series 2022-3A, Class BR, 6.02% (3 mo. Term SOFR + 1.75%), 10/20/2037(a)(b)	1,500,000	1,500,473
Series 2023-1A, Class A, 6.02% (3 mo. Term SOFR + 1.75%), 04/20/2036(a)(b)	1,500,000	1,502,041
Series 2023-3A, Class A, 5.96% (3 mo. Term SOFR + 1.70%), 10/15/2036(a)(b)	1,500,000	1,502,404
BCRED BSL CLO Ltd. (Cayman Islands), Series 2021-1A, Class B, 6.33% (3 mo. Term SOFR + 2.06%), 07/20/2034(a)(b)	1,000,000	1,001,426
Benefit Street Partners CLO XXIX Ltd. (Jersey), Series 2022-29A, Class AR, 5.46% (3 mo. Term SOFR + 1.18%), 01/25/2038(a)(b)	2,500,000	2,493,840
Benefit Street Partners CLO XXVII Ltd. (Jersey), Series 2022-27A, Class AR, 5.64% (3 mo. Term SOFR + 1.37%), 10/20/2037(a)(b)	2,200,000	2,191,917
Benefit Street Partners Clo XXXVII Ltd. (Cayman Islands), Series 2024-37A, Class A, 5.70% (3 mo. Term SOFR + 1.35%), 01/25/2038(a)(b)	2,000,000	1,996,860
Blueberry Park CLO Ltd. (Jersey), Series 2024-1A, Class A, 5.62% (3 mo. Term SOFR + 1.35%), 10/20/2037(a)(b)	4,000,000	3,985,180
Broad River Bsl Funding CLO Ltd. (Cayman Islands), Series 2020-1A, Class AR, 5.70% (3 mo. Term SOFR + 1.43%), 07/20/2034(a)(b)	1,670,000	1,667,956
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2012-3A, Class A1B2, 5.90% (3 mo. Term SOFR + 1.66%), 01/14/2032(a)(b)	1,000,000	999,451
Series 2014-1A, Class A2R2, 5.67% (3 mo. Term SOFR + 1.39%), 04/17/2031(a)(b)	2,000,000	1,997,784
Series 2014-2RA, Class A2, 5.91% (3 mo. Term SOFR + 1.59%), 05/15/2031(a)(b)	1,000,000	998,649
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Carlyle US CLO 2022-3 Ltd. (Cayman Islands), Series 2022-3A, Class AR, 5.82% (3 mo. Term SOFR + 1.55%), 04/20/2037(a)(b)	$2,500,000	$2,496,400
Carlyle US CLO Ltd. (Cayman Islands)
Series 2019-3A, Class A2RR, 6.32% (3 mo. Term SOFR + 2.05%), 04/20/2037(a)(b)	1,000,000	993,990
Series 2021-4A, Class A1, 5.64% (3 mo. Term SOFR + 1.37%), 04/20/2034(a)(b)	1,300,000	1,301,170
Series 2021-4A, Class B1, 6.18% (3 mo. Term SOFR + 1.91%), 04/20/2034(a)(b)	1,000,000	1,000,627
Series 2021-6A, Class A1R, 5.55% (3 mo. Term SOFR + 1.29%), 01/15/2038(a)(b)	2,000,000	1,997,754
Series 2024-1A, Class A, 5.79% (3 mo. Term SOFR + 1.53%), 04/15/2037(a)(b)	450,000	450,206
CBAMR Ltd. (Cayman Islands), Series 2019- 9A, Class AR, 5.89% (3 mo. Term SOFR + 1.63%), 07/15/2037(a)(b)	1,000,000	1,001,045
Cedar Funding II CLO Ltd. (Cayman Islands)
Series 2013-1A, Class ARR, 5.61% (3 mo. Term SOFR + 1.34%), 04/20/2034(a)(b)	2,500,000	2,494,775
Series 2013-1A, Class BRR, 5.88% (3 mo. Term SOFR + 1.61%), 04/20/2034(a)(b)	1,150,000	1,133,710
Cedar Funding IX CLO Ltd. (Cayman Islands), Series 2018-9A, Class AR, 5.69% (3 mo. Term SOFR + 1.42%), 07/20/2037(a)(b)	6,000,000	6,004,500
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R2, 5.38% (3 mo. Term SOFR + 1.06%), 05/29/2032(a)(b)	919,359	917,485
Cedar Funding XII CLO Ltd. (Cayman Islands), Series 2020-12A, Class ARR, 5.46% (3 mo. Term SOFR + 1.20%), 01/25/2038(a)(b)	1,250,000	1,241,759
Cedar Funding XIV CLO Ltd. (Cayman Islands), Series 2021-14A, Class AR, 5.64% (3 mo. Term SOFR + 1.38%), 10/15/2037(a)(b)	5,000,000	4,991,975
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A, 6.66% (3 mo. Term SOFR + 2.40%), 03/22/2035(a)(b)	1,550,000	1,550,679
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, 6.81% (3 mo. Term SOFR + 2.55%), 07/15/2035(a)(b)	512,000	520,527
CIFC Funding Ltd. (Cayman Islands)
Series 2013-2A, Class A2L2, 6.03% (3 mo. Term SOFR + 1.76%), 10/18/2030(a)(b)	500,000	500,881
Series 2014-4RA, Class A1A2, 5.27% (3 mo. Term SOFR + 0.99%), 01/17/2035(a)(b)	740,000	733,155
Series 2014-5A, Class A1R3, 5.66% (3 mo. Term SOFR + 1.38%), 07/17/2037(a)(b)	1,300,000	1,301,036
Series 2016-1A, Class AR3, 5.27% (3 mo. Term SOFR + 1.00%), 10/21/2031(a)(b)	570,000	558,476
Series 2017-1A, Class ARR, 5.82% (3 mo. Term SOFR + 1.55%), 04/21/2037(a)(b)	3,900,000	3,906,025
	Principal Amount	Value
Series 2017-5A, Class AR, 5.69% (3 mo. Term SOFR + 1.41%), 07/17/2037(a)(b)	$1,300,000	$1,298,625
Series 2020-3A, Class A2R, 5.88% (3 mo. Term SOFR + 1.61%), 10/20/2034(a)(b)	1,500,000	1,499,000
Series 2023-2A, Class A, 6.02% (3 mo. Term SOFR + 1.75%), 01/21/2037(a)(b)	5,000,000	5,011,280
Eaton Vance CLO Ltd. (Cayman Islands), Series 2013-1A, Class A13R, 5.77% (3 mo. Term SOFR + 1.51%), 01/15/2034(a)(b)	2,200,000	2,198,900
Elmwood CLO 19 Ltd. (Cayman Islands), Series 2022-6A, Class AR, 5.98% (3 mo. Term SOFR + 1.70%), 10/17/2036(a)(b)	2,100,000	2,103,740
Elmwood CLO 21 Ltd. (Cayman Islands), Series 2022-8A, Class AR, 5.92% (3 mo. Term SOFR + 1.65%), 10/20/2036(a)(b)	1,300,000	1,302,865
Elmwood CLO 26 Ltd. (Cayman Islands), Series 2024-1A, Class B, 6.27% (3 mo. Term SOFR + 2.00%), 04/18/2037(a)(b)	1,100,000	1,102,641
Elmwood CLO 29 Ltd. (Cayman Islands), Series 2024-5A, Class AR1, 5.79% (3 mo. Term SOFR + 1.52%), 04/20/2037(a)(b)	520,000	520,419
Elmwood CLO III Ltd. (Cayman Islands)
Series 2019-3A, Class A1RR, 5.65% (3 mo. Term SOFR + 1.38%), 07/18/2037(a)(b)	6,000,000	6,001,500
Series 2019-3A, Class A2RR, 5.87% (3 mo. Term SOFR + 1.60%), 07/18/2037(a)(b)	325,000	324,549
Elmwood CLO VI Ltd. (Cayman Islands), Series 2020-3A, Class ARR, 5.65% (3 mo. Term SOFR + 1.38%), 07/18/2037(a)(b)	1,000,000	1,000,250
Elmwood CLO VIII Ltd. (Cayman Islands), Series 2021-1A, Class AR, 5.82% (3 mo. Term SOFR + 1.55%), 04/20/2037(a)(b)	1,800,000	1,800,022
Elmwood CLO X Ltd. (Cayman Islands), Series 2021-3A, Class BR, 6.02% (3 mo. Term SOFR + 1.75%), 04/20/2034(a)(b)	1,000,000	995,963
Empower CLO 2025-1 Ltd. (Cayman Islands)
Series 2025-1A, Class A, (3 mo. Term SOFR + 1.31%)07/20/2038(a)(b)	5,000,000	4,987,470
Series 2025-1A, Class B, (3 mo. Term SOFR + 1.80%)07/20/2038(a)(b)	1,750,000	1,740,504
Empower CLO Ltd. (Cayman Islands)
Series 2022-1A, Class A1R, 5.66% (3 mo. Term SOFR + 1.39%), 10/20/2037(a)(b)	3,750,000	3,745,984
Series 2024-1A, Class A1, 5.88% (3 mo. Term SOFR + 1.60%), 04/25/2037(a)(b)	4,800,000	4,804,627
Flatiron CLO 21 Ltd. (Cayman Islands), Series 2021-1A, Class A1R, 5.63% (3 mo. Term SOFR + 1.36%), 10/19/2037(a)(b)	1,945,000	1,946,420
Flatiron CLO 25 Ltd. (Cayman Islands), Series 2024-2A, Class A, 5.63% (3 mo. Term SOFR + 1.35%), 10/17/2037(a)(b)	3,500,000	3,485,289
Galaxy XXI CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 5.55% (3 mo. Term SOFR + 1.28%), 04/20/2031(a)(b)	69,901	69,867
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Galaxy XXII CLO Ltd. (Cayman Islands), Series 2016-22A, Class ARR, 5.50% (3 mo. Term SOFR + 1.24%), 04/16/2034(a)(b)	$1,750,000	$1,742,907
Galaxy XXIV CLO Ltd. (Cayman Islands), Series 2017-24A, Class AR, 5.80% (3 mo. Term SOFR + 1.54%), 04/15/2037(a)(b)	1,250,000	1,250,589
GoldenTree Loan Management US CLO 12 Ltd. (Cayman Islands), Series 2022-12A, Class AJR, 5.80% (3 mo. Term SOFR + 1.53%), 07/20/2037(a)(b)	2,000,000	1,994,942
GoldenTree Loan Management US CLO 9 Ltd., Series 2021-9A, Class AR, 5.77% (3 mo. Term SOFR + 1.50%), 04/20/2037(a)(b)	6,300,000	6,308,952
Golub Capital Partners CLO 49(M) Ltd. (Cayman Islands), Series 2020-49A, Class AR, 6.06% (3 mo. Term SOFR + 1.79%), 08/26/2033(a)(b)	1,400,000	1,399,086
Golub Capital Partners CLO 54(M) L.P. (Cayman Islands), Series 2021-54A, Class A, 6.05% (3 mo. Term SOFR + 1.79%), 08/05/2033(a)(b)	2,400,000	2,400,893
Golub Capital Partners CLO 61(M), Series 2022-61A, Class A1A, 5.51% (3 mo. Term SOFR + 1.23%), 07/25/2035(a)(b)	5,000,000	4,973,410
Golub Capital Partners CLO 68B Ltd. (Jersey), Series 2023-68A, Class B, 7.08% (3 mo. Term SOFR + 2.80%), 07/25/2036(a)(b)	1,100,000	1,103,111
Golub Capital Partners CLO 71(M), Series 2024-71A, Class A, 6.25% (3 mo. Term SOFR + 1.95%), 02/09/2037(a)(b)	1,000,000	1,001,865
Golub Capital Partners Static Ltd. (Cayman Islands), Series 2024-1A, Class A1, 5.50% (3 mo. Term SOFR + 1.23%), 04/20/2033(a)(b)	791,536	791,820
Ivy Hill Middle Market Credit Fund IX Ltd. (Cayman Islands), Series 9A, Class A1, 5.89% (3 mo. Term SOFR + 1.62%), 04/23/2034(a)(b)	1,200,000	1,196,813
Ivy Hill Middle Market Credit Fund VII Ltd. (Cayman Islands), 5.86% (3 mo. Term SOFR + 1.60%), 10/15/2036(a)(b)	500,000	497,536
Madison Park Funding LXII Ltd. (Cayman Islands), Series 2022-62A, Class AR, 6.13% (3 mo. Term SOFR + 1.85%), 07/17/2036(a)(b)	2,050,000	2,053,112
Madison Park Funding XIX Ltd. (Cayman Islands), Series 2015-19A, Class AR3, 5.87% (3 mo. Term SOFR + 1.60%), 01/22/2037(a)(b)	1,000,000	1,001,576
Madison Park Funding XXXVII Ltd. (Cayman Islands), Series 2019-37A, Class AR2, 5.79% (3 mo. Term SOFR + 1.53%), 04/15/2037(a)(b)	5,340,000	5,347,481
Magnetite XL Ltd. (Cayman Islands), Series 2024-40A, Class A1, 5.71% (3 mo. Term SOFR + 1.45%), 07/15/2037(a)(b)	2,500,000	2,498,715
	Principal Amount	Value
Magnetite XVII Ltd. (Cayman Islands), Series 2016-17A, Class AR2, 5.77% (3 mo. Term SOFR + 1.50%), 04/20/2037(a)(b)	$3,100,000	$3,104,036
Magnetite XXI Ltd. (Cayman Islands), Series 2019-21A, Class AR, 5.55% (3 mo. Term SOFR + 1.28%), 04/20/2034(a)(b)	2,500,000	2,500,717
Magnetite XXVII Ltd. (Cayman Islands)
Series 2020-27A, Class AR, 5.67% (3 mo. Term SOFR + 1.40%), 10/20/2034(a)(b)	1,250,000	1,250,771
Series 2020-27A, Class BR, 6.08% (3 mo. Term SOFR + 1.81%), 10/20/2034(a)(b)	930,000	924,403
Magnetite XXXVII Ltd. (Cayman Islands), Series 2023-37A, Class A, 5.92% (3 mo. Term SOFR + 1.65%), 10/20/2036(a)(b)	2,500,000	2,503,950
Morgan Stanley Eaton Vance CLO Ltd. (Cayman Islands), Series 2022-16A, Class B, 6.21% (3 mo. Term SOFR + 1.95%), 04/15/2035(a)(b)	630,000	626,609
Neuberger Berman Loan Advisers CLO 32 Ltd. (Cayman Islands), Series 2019-32A, Class BR, 5.93% (3 mo. Term SOFR + 1.66%), 01/20/2032(a)(b)	2,500,000	2,497,425
Neuberger Berman Loan Advisers CLO 39 Ltd. (Cayman Islands), Series 2020-39A, Class A1R, 5.80% (3 mo. Term SOFR + 1.53%), 04/20/2038(a)(b)	3,000,000	2,997,132
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 5.58% (3 mo. Term SOFR + 1.32%), 04/16/2033(a)(b)	3,743,921	3,747,085
Neuberger Berman Loan Advisers CLO 47 Ltd. (Cayman Islands), Series 2022-47A, Class A, 5.54% (3 mo. Term SOFR + 1.30%), 04/14/2035(a)(b)	3,996,643	3,998,805
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. (Jersey), Series 2022-52A, Class AR, 5.63% (3 mo. Term SOFR + 1.35%), 10/24/2038(a)(b)	2,500,000	2,501,432
OCP CLO Ltd. (Cayman Islands)
Series 2015-9A, Class AR3, 5.36% (3 mo. Term SOFR + 1.10%), 01/15/2037(a)(b)	3,500,000	3,467,201
Series 2016-12A, Class A1R3, 5.64% (3 mo. Term SOFR + 1.37%), 10/18/2037(a)(b)	1,000,000	997,879
Series 2017-13A, Class AR2, 5.61% (3 mo. Term SOFR + 1.34%), 11/26/2037(a)(b)	1,500,000	1,497,000
Series 2019-17A, Class AR2, 5.67% (3 mo. Term SOFR + 1.40%), 07/20/2037(a)(b)	4,000,000	3,992,000
Series 2020-20A, Class A1R, 5.80% (3 mo. Term SOFR + 1.53%), 04/18/2037(a)(b)	1,000,000	1,000,941
Series 2024-31A, Class A1, 5.90% (3 mo. Term SOFR + 1.63%), 04/20/2037(a)(b)	3,250,000	3,255,314
OHA Credit Funding 17 Ltd. (Bermuda), Series 2024-17A, Class A, 5.75% (3 mo. Term SOFR + 1.48%), 04/20/2037(a)(b)	2,000,000	1,999,042
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
OHA Credit Funding 4 Ltd. (Cayman Islands), Series 2019-4A, Class AR2, 5.56% (3 mo. Term SOFR + 1.29%), 01/22/2038(a)(b)	$2,331,000	$2,324,657
Palmer Square CLO 2023-1 Ltd. (Cayman Islands), Series 2023-1A, Class AR, 5.52% (3 mo. Term SOFR + 1.25%), 01/20/2038(a)(b)	5,000,000	4,988,940
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1A5, 5.38% (3 mo. Term SOFR + 1.05%), 05/21/2034(a)(b)	1,795,000	1,787,294
Park Blue CLO Ltd. (Cayman Islands)
Series 2022-1A, Class A1R, 5.69% (3 mo. Term SOFR + 1.42%), 10/20/2037(a)(b)	6,400,000	6,386,669
Series 2022-2A, Class A1R, 5.69% (3 mo. Term SOFR + 1.42%), 07/20/2037(a)(b)	1,280,000	1,276,783
Peace Park CLO Ltd. (Cayman Islands), Series 2021-1A, Class B1, 6.13% (3 mo. Term SOFR + 1.86%), 10/20/2034(a)(b)	795,000	795,425
Peebles Park CLO Ltd. (Jersey), Series 2024-1A, Class A, 5.77% (3 mo. Term SOFR + 1.50%), 04/21/2037(a)(b)	2,400,000	2,401,157
Pikes Peak CLO 4 (Cayman Islands), Series 2019-4A, Class ARR, 5.47% (3 mo. Term SOFR + 1.21%), 07/15/2034(a)(b)	1,250,000	1,244,213
Rad CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class BR, 6.24% (3 mo. Term SOFR + 1.96%), 07/24/2032(a)(b)	2,000,000	2,001,562
Regatta 30 Funding Ltd. (Cayman Islands), Series 2024-4A, Class A2, 5.86% (3 mo. Term SOFR + 1.55%), 01/25/2038(a)(b)	1,300,000	1,294,324
Regatta X Funding Ltd. (Cayman Islands), Series 2017-3A, Class AR, 5.76% (3 mo. Term SOFR + 1.48%), 07/17/2037(a)(b)	2,000,000	1,999,990
Regatta XVII Funding Ltd. (Cayman Islands), Series 2020-1A, Class AR, 5.64% (3 mo. Term SOFR + 1.38%), 10/15/2037(a)(b)	4,600,000	4,580,744
Regatta XX Funding Ltd. (Cayman Islands), Series 2021-2A, Class AR, 5.44% (3 mo. Term SOFR + 1.18%), 01/15/2038(a)(b)	1,350,000	1,343,382
Regatta XXII Funding Ltd. (Cayman Islands), Series 2022-2A, Class AR, 5.52% (3 mo. Term SOFR + 1.25%), 07/20/2035(a)(b)	3,000,000	2,991,387
RR 15 Ltd. (Cayman Islands), Series 2021- 15A, Class A2, 5.97% (3 mo. Term SOFR + 1.71%), 04/15/2036(a)(b)	2,100,000	2,065,119
RR 24 Ltd. (Bermuda), Series 2022-24A, Class A1A2, 5.57% (3 mo. Term SOFR + 1.31%), 01/15/2037(a)(b)	900,000	898,028
RR 29 Ltd. (Cayman Islands), Series 2024- 29RA, Class A1R, 5.65% (3 mo. Term SOFR + 1.39%), 07/15/2039(a)(b)	1,500,000	1,500,708
RR 38 Ltd. (Cayman Islands), Series 2025- 38A, Class A1A, 5.47% (3 mo. Term SOFR + 1.15%), 04/15/2040(a)(b)	1,300,000	1,296,009
RR 5 Ltd. (Cayman Islands), Series 2018-5A, Class A1R, 5.76% (3 mo. Term SOFR + 1.50%), 07/15/2039(a)(b)	2,200,000	2,206,600
	Principal Amount	Value
Shackleton CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1R, 5.73% (3 mo. Term SOFR + 1.46%), 07/20/2034(a)(b)	$1,250,000	$1,248,441
Signal Peak CLO 11 Ltd. (Cayman Islands), Series 2024-11A, Class A1, 5.72% (3 mo. Term SOFR + 1.45%), 07/18/2037(a)(b)	9,700,000	9,714,550
Signal Peak CLO 14 Ltd. (Cayman Islands), Series 2024-14A, Class A, 5.59% (3 mo. Term SOFR + 1.30%), 01/22/2038(a)(b)	2,000,000	1,996,000
Signal Peak CLO 9 Ltd. (Cayman Islands), Series 2021-9A, Class A1R, 5.63% (3 mo. Term SOFR + 1.36%), 01/21/2038(a)(b)	1,300,000	1,297,850
Symphony CLO 40 Ltd. (Bermuda), Series 2023-40A, Class AR, 5.55% (3 mo. Term SOFR + 1.31%), 01/05/2038(a)(b)	1,500,000	1,496,625
Symphony CLO XIX Ltd. (Cayman Islands)
Series 2018-19A, Class A, 5.48% (3 mo. Term SOFR + 1.22%), 04/16/2031(a)(b)	1,406,121	1,406,110
Series 2018-19A, Class B, 5.87% (3 mo. Term SOFR + 1.61%), 04/16/2031(a)(b)	900,000	898,943
Symphony CLO XX Ltd. (Cayman Islands), Series 2018-20A, Class AR2, 5.36% (3 mo. Term SOFR + 1.10%), 01/16/2032(a)(b)	2,533,704	2,531,170
Symphony CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class BR, 5.95% (3 mo. Term SOFR + 1.68%), 04/18/2033(a)(b)	750,000	743,343
Symphony CLO XXV Ltd. (Cayman Islands), Series 2021-25A, Class B, 5.88% (3 mo. Term SOFR + 1.61%), 04/19/2034(a)(b)	3,213,000	3,169,435
Symphony CLO XXXII Ltd. (Cayman Islands), Series 2022-32A, Class B, 6.13% (3 mo. Term SOFR + 1.85%), 04/23/2035(a)(b)	500,000	495,759
TCI-Flatiron CLO Ltd. (Cayman Islands), Series 2018-1A, Class BR, 5.94% (3 mo. Term SOFR + 1.66%), 01/29/2032(a)(b)	2,620,000	2,623,529
Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2023-1A, Class A, 6.07% (3 mo. Term SOFR + 1.80%), 04/20/2036(a)(b)	3,547,000	3,552,494
TICP CLO VII Ltd. (Cayman Islands), Series 2017-7A, Class ASR2, 5.56% (3 mo. Term SOFR + 1.30%), 04/15/2033(a)(b)	5,000,000	5,004,050
Total Asset-Backed Securities (Cost $299,658,407)		298,194,404
	Shares
Money Market Funds-4.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.26%(c)(d) (Cost $12,314,165)	12,314,165	12,314,165
TOTAL INVESTMENTS IN SECURITIES-102.00% (Cost $311,972,572)		310,508,569
OTHER ASSETS LESS LIABILITIES-(2.00)%		(6,075,975)
NET ASSETS-100.00%		$304,432,594
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
April 30, 2025
(Unaudited)
Investment Abbreviations:
BR	-Bearer Shares
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $298,194,404, which represented 97.95% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,443,229	$26,746,415	$(29,189,644)	$-	$-	$-	$60,908
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	20,089,771	(7,775,606)	-	-	12,314,165	26,724
Total	$2,443,229	$46,836,186	$(36,965,250)	$-	$-	$12,314,165	$87,632

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Active U.S. Real Estate ETF (PSR)
April 30, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Apartments -9.04%
AvalonBay Communities, Inc.	9,131	$1,917,327
Equity Residential	27,969	1,965,102
UDR, Inc.	33,145	1,388,113
		5,270,542
Data Centers -12.72%
Digital Realty Trust, Inc.	29,299	4,703,662
Equinix, Inc.	3,155	2,715,666
		7,419,328
Free Standing -5.64%
Agree Realty Corp.	10,323	801,168
Essential Properties Realty Trust, Inc.	20,367	655,206
Realty Income Corp.	31,654	1,831,501
		3,287,875
Gaming REITs-3.29%
Gaming and Leisure Properties, Inc.	40,154	1,921,770
Health Care-15.42%
CareTrust REIT, Inc.	29,974	877,339
Healthpeak Properties, Inc.	127,142	2,268,213
Ventas, Inc.(b)	17,388	1,218,551
Welltower, Inc.	30,328	4,627,750
		8,991,853
Industrial-11.04%
EastGroup Properties, Inc.(b)	12,859	2,101,418
First Industrial Realty Trust, Inc.	19,597	932,425
Prologis, Inc.	14,901	1,522,882
Rexford Industrial Realty, Inc.	56,839	1,881,371
		6,438,096
Infrastructure REITs-13.37%
American Tower Corp.	21,656	4,881,479
Crown Castle, Inc.	14,551	1,538,914
SBA Communications Corp., Class A(b)	5,653	1,375,940
		7,796,333
Lodging Resorts-2.95%
Hilton Worldwide Holdings, Inc.	2,474	557,838
Host Hotels & Resorts, Inc.	82,385	1,163,276
		1,721,114
Manufactured Homes-1.99%
Equity LifeStyle Properties, Inc.	17,971	1,164,161
Office-2.28%
Vornado Realty Trust	37,684	1,329,491
Regional Malls-3.53%
Simon Property Group, Inc.	13,086	2,059,475
	Shares	Value
Self Storage-6.21%
CubeSmart	53,316	$2,168,362
Public Storage(b)	4,843	1,454,982
		3,623,344
Shopping Centers-5.56%
Brixmor Property Group, Inc.	81,120	2,020,699
Kite Realty Group Trust	27,986	605,897
Phillips Edison & Co., Inc.(b)	17,750	615,925
		3,242,521
Single Family Homes-3.75%
American Homes 4 Rent, Class A	29,418	1,099,939
Invitation Homes, Inc.	31,779	1,086,524
		2,186,463
Specialty-0.97%
Outfront Media, Inc.(b)	37,558	568,253
Timber REITs-2.17%
Rayonier, Inc.(b)	51,756	1,265,952
Total Common Stocks & Other Equity Interests (Cost $57,003,018)		58,286,571

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d) (Cost $41,683)	41,683	41,683
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $57,044,701)		58,328,254
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.27%
Invesco Private Government Fund, 4.32%(c)(d)(e)	1,017,395	1,017,395
Invesco Private Prime Fund, 4.46%(c)(d)(e)	2,640,708	2,641,236
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,658,631)		3,658,631
TOTAL INVESTMENTS IN SECURITIES-106.27% (Cost $60,703,332)		61,986,885
OTHER ASSETS LESS LIABILITIES-(6.27)%		(3,659,741)
NET ASSETS-100.00%		$58,327,144

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Active U.S. Real Estate ETF (PSR)—(continued)
April 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs
Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,927	$1,037,036	$(1,018,280)	$-	$-	$41,683	$1,055
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,322,376	10,678,077	(11,983,058)	-	-	1,017,395	17,186 *
Invesco Private Prime Fund	5,958,527	26,301,162	(29,618,073)	135	(515)	2,641,236	45,178 *
Total	$8,303,830	$38,016,275	$(42,619,411)	$135	$(515)	$3,700,314	$63,419

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)
April 30, 2025
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.98%
Advertising-0.52%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$126,000	$101,583
Belo Corp., 7.25%, 09/15/2027	130,000	133,592
		235,175
Aerospace & Defense-0.72%
Bombardier, Inc. (Canada), 6.00%, 02/15/2028(b)(c)	330,000	326,680
Agricultural & Farm Machinery-0.32%
Titan International, Inc., 7.00%, 04/30/2028	150,000	147,002
Air Freight & Logistics-0.77%
Clue Opco LLC, 9.50%, 10/15/2031(b)(c)	86,000	82,273
Rand Parent LLC, 8.50%, 02/15/2030(b)	288,000	268,145
		350,418
Alternative Carriers-0.42%
Intelsat Jackson Holdings S.A. (Luxembourg), 6.50%, 03/15/2030(b)	100,000	98,612
Zayo Group Holdings, Inc., 4.00%, 03/01/2027, (Acquired 11/02/2022; Cost $89,123)(b)(d)	100,000	92,243
		190,855
Aluminum-0.16%
Arsenal AIC Parent LLC, 11.50%, 10/01/2031(b)	65,000	71,451
Apparel Retail-1.13%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	137,000	111,223
Gap, Inc. (The), 3.88%, 10/01/2031(b)	159,000	137,810
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	300,000	261,991
		511,024
Apparel, Accessories & Luxury Goods-0.26%
Under Armour, Inc., 3.25%, 06/15/2026	122,000	118,203
Application Software-0.99%
Cloud Software Group, Inc., 9.00%, 09/30/2029(b)	100,000	100,853
Open Text Holdings, Inc. (Canada), 4.13%, 02/15/2030(b)	140,000	129,561
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)(c)	220,000	219,128
		449,542
Asset Management & Custody Banks-0.78%
Acadian Asset Management, Inc., 4.80%, 07/27/2026	58,000	56,795
Prospect Capital Corp.
3.36%, 11/15/2026	100,000	93,757
3.44%, 10/15/2028(c)	230,000	201,379
		351,931
Automotive Parts & Equipment-2.03%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027	100,000	97,658
ANGI Group LLC, 3.88%, 08/15/2028(b)	123,000	112,221
Dana, Inc., 5.38%, 11/15/2027	100,000	99,414
	Principal Amount	Value
Automotive Parts & Equipment-(continued)
Tenneco, Inc., 8.00%, 11/17/2028(b)	$100,000	$95,630
United Rentals (North America), Inc.
3.88%, 11/15/2027	144,000	139,188
4.88%, 01/15/2028	97,000	95,706
ZF North America Capital, Inc. (Germany)
6.88%, 04/14/2028(b)	150,000	143,431
7.13%, 04/14/2030(b)	150,000	138,191
		921,439
Automotive Retail-0.28%
Advance Auto Parts, Inc., 3.50%, 03/15/2032	100,000	83,650
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	45,000	42,261
		125,911
Broadcasting-3.21%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	200,000	205,867
Gray Media, Inc.
7.00%, 05/15/2027(b)	100,000	97,383
10.50%, 07/15/2029(b)(c)	210,000	215,784
iHeartCommunications, Inc., 5.25%, 08/15/2027(b)	100,000	67,750
Liberty Interactive LLC, 8.25%, 02/01/2030	79,000	29,691
Paramount Global, 6.38%, 03/30/2062(c)(e)	380,000	365,815
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	250,000	247,219
Univision Communications, Inc.
6.63%, 06/01/2027(b)	100,000	96,859
8.50%, 07/31/2031(b)	100,000	94,507
Urban One, Inc., 7.38%, 02/01/2028(b)	67,000	32,233
		1,453,108
Broadline Retail-2.49%
GrubHub Holdings, Inc., 5.50%, 07/01/2027(b)	90,000	81,430
Macy’s Retail Holdings LLC
5.88%, 03/15/2030(b)	180,000	167,838
6.70%, 07/15/2034(b)	107,000	89,757
Nordstrom, Inc.
4.00%, 03/15/2027	99,000	95,046
6.95%, 03/15/2028	124,000	125,518
4.38%, 04/01/2030	79,000	70,762
QVC, Inc., 4.38%, 09/01/2028	50,000	40,684
Rakuten Group, Inc. (Japan)
11.25%, 02/15/2027(b)	200,000	214,400
9.75%, 04/15/2029(b)	230,000	243,253
		1,128,688
Building Products-3.22%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	66,000	66,390
Builders FirstSource, Inc., 4.25%, 02/01/2032(b)	140,000	126,215
Griffon Corp., 5.75%, 03/01/2028	260,000	256,838
JELD-WEN, Inc., 4.88%, 12/15/2027(b)(c)	300,000	277,472
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)(c)	230,000	207,844
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Building Products-(continued)
Standard Industries, Inc.
5.00%, 02/15/2027(b)	$89,000	$88,409
4.75%, 01/15/2028(b)	80,000	78,365
4.38%, 07/15/2030(b)	108,000	100,831
3.38%, 01/15/2031(b)	131,000	115,805
STL Holding Co. LLC, 8.75%, 02/15/2029(b)	140,000	142,347
		1,460,516
Cable & Satellite-5.60%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	195,000	194,905
5.13%, 05/01/2027(b)	109,000	107,600
4.50%, 05/01/2032	395,000	351,208
4.25%, 01/15/2034(b)	100,000	84,304
CSC Holdings LLC
11.75%, 01/31/2029(b)	200,000	189,209
4.63%, 12/01/2030(b)	200,000	92,704
Directv Financing LLC, 8.88%, 02/01/2030(b)(c)	210,000	200,602
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)(c)	240,000	232,173
DISH DBS Corp.
7.75%, 07/01/2026	184,000	160,158
5.25%, 12/01/2026(b)	159,000	144,987
5.75%, 12/01/2028(b)	110,000	92,589
DISH Network Corp., 11.75%, 11/15/2027(b)	137,000	144,105
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	40,000	27,191
Sirius XM Radio LLC
3.13%, 09/01/2026(b)	100,000	97,399
4.00%, 07/15/2028(b)(c)	260,000	244,814
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	200,000	174,725
		2,538,673
Casinos & Gaming-2.67%
Affinity Interactive, 6.88%, 12/15/2027(b)	187,000	134,250
Churchill Downs, Inc., 5.50%, 04/01/2027(b)(c)	400,000	396,500
International Game Technology PLC, 6.25%, 01/15/2027(b)	200,000	201,083
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	181,375
MGM Resorts International, 4.63%, 09/01/2026	200,000	198,490
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	100,000	99,066
		1,210,764
Commercial & Residential Mortgage Finance-0.10%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	49,000	47,327
Commercial Printing-1.21%
Deluxe Corp., 8.13%, 09/15/2029(b)	300,000	300,778
R.R. Donnelley & Sons Co., 9.50%, 08/01/2029(b)	260,000	247,850
		548,628
Commodity Chemicals-0.48%
Methanex Corp. (Canada), 5.13%, 10/15/2027	220,000	216,147
	Principal Amount	Value
Communications Equipment-1.11%
Viasat, Inc., 5.63%, 04/15/2027(b)	$420,000	$411,920
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)(c)	100,000	91,734
		503,654
Construction & Engineering-0.60%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	100,000	95,118
Brookfield Residential Properties, Inc./ Brookfield Residential U.S. LLC (Canada)
6.25%, 09/15/2027(b)	88,000	86,367
5.00%, 06/15/2029(b)	100,000	89,152
		270,637
Construction Materials-0.78%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(b)	150,000	146,729
8.88%, 11/15/2031(b)	200,000	205,379
		352,108
Consumer Electronics-0.41%
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	200,000	184,272
Consumer Finance-2.08%
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(b)	220,000	231,630
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	130,000	129,692
LFS Topco LLC, 5.88%, 10/15/2026(b)	130,000	124,532
Navient Corp.
5.00%, 03/15/2027	116,000	114,938
11.50%, 03/15/2031	140,000	156,337
5.63%, 08/01/2033	62,000	53,215
OneMain Finance Corp., 6.63%, 01/15/2028	130,000	131,025
		941,369
Diversified Banks-0.85%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/2029(b)(c)	100,000	97,737
Freedom Mortgage Corp.
6.63%, 01/15/2027(b)	50,000	49,676
12.00%, 10/01/2028(b)	220,000	236,055
		383,468
Diversified Chemicals-0.98%
Chemours Co. (The)
5.38%, 05/15/2027	68,000	66,291
5.75%, 11/15/2028(b)	160,000	145,151
4.63%, 11/15/2029(b)	54,000	45,295
INEOS Finance PLC (Luxembourg), 7.50%, 04/15/2029(b)	200,000	188,104
		444,841
Diversified Financial Services-3.45%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	200,000	199,408
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)	200,000	220,192
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	150,000	152,935
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Diversified Financial Services-(continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	$400,000	$372,559
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	200,000	191,185
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/2029(b)	200,000	172,305
4.63%, 04/06/2031(b)(c)	200,000	160,490
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	97,000	95,782
		1,564,856
Diversified Metals & Mining-1.51%
Algoma Steel, Inc. (Canada), 9.13%, 04/15/2029(b)	200,000	168,847
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)	99,000	97,936
Mineral Resources Ltd. (Australia), 9.25%, 10/01/2028(b)	221,000	209,279
Perenti Finance Pty Ltd. (Australia), 7.50%, 04/26/2029(b)	200,000	207,750
		683,812
Diversified Real Estate Activities-0.11%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	51,000	51,260
Diversified REITs-0.56%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	76,000	71,091
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/2028(b)	190,000	182,011
		253,102
Diversified Support Services-1.85%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	175,000	172,703
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)(c)	307,000	273,606
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)	100,000	95,486
Sabre GLBL, Inc.
8.63%, 06/01/2027(b)	42,000	40,243
11.25%, 12/15/2027(b)	150,000	151,500
10.75%, 11/15/2029(b)	18,000	17,213
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	140,000	85,072
		835,823
Drug Retail-0.64%
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	85,000	83,139
8.13%, 08/15/2029	200,000	208,280
		291,419
Education Services-0.86%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	275,000	272,088
Grand Canyon University, 5.13%, 10/01/2028	125,000	117,962
		390,050
	Principal Amount	Value
Electric Utilities-2.81%
Edison International, 7.88%, 06/15/2054(e)	$200,000	$187,761
Mallinckrodt International Finance S.A., 14.75%, 11/14/2028(b)	125,643	131,590
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)(c)	250,000	237,769
Vistra Operations Co. LLC
5.63%, 02/15/2027(b)	63,000	63,013
5.00%, 07/31/2027(b)(c)	240,000	238,117
XPLR Infrastructure Operating Partners L.P.
4.50%, 09/15/2027(b)	250,000	236,604
7.25%, 01/15/2029(b)	180,000	178,344
		1,273,198
Electrical Components & Equipment-1.34%
Atkore, Inc., 4.25%, 06/01/2031(b)	170,000	151,022
EnerSys, 4.38%, 12/15/2027(b)	200,000	194,146
Nissan Motor Acceptance Co. LLC, 6.95%, 09/15/2026(b)	260,000	262,462
		607,630
Electronic Components-0.46%
Sensata Technologies, Inc.
4.38%, 02/15/2030(b)	130,000	120,015
3.75%, 02/15/2031(b)	100,000	87,559
		207,574
Electronic Manufacturing Services-0.36%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	160,000	162,457
Fertilizers & Agricultural Chemicals-0.69%
Consolidated Energy Finance S.A. (Switzerland)
5.63%, 10/15/2028(b)	167,000	130,439
12.00%, 02/15/2031(b)	200,000	180,545
		310,984
Food Distributors-0.41%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)(c)	224,000	187,606
Food Retail-0.50%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC
4.63%, 01/15/2027(b)	128,000	126,683
6.50%, 02/15/2028(b)	100,000	101,690
		228,373
Gas Utilities-0.11%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(b)	50,000	49,748
Health Care Equipment-0.28%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	130,000	124,906
Health Care Facilities-0.79%
LifePoint Health, Inc.
9.88%, 08/15/2030(b)	110,000	117,147
11.00%, 10/15/2030(b)	130,000	142,466
Tenet Healthcare Corp., 4.63%, 06/15/2028	100,000	97,461
		357,074
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Health Care REITs-0.90%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00%, 10/15/2027	$348,000	$307,716
4.63%, 08/01/2029	131,000	99,936
		407,652
Health Care Services-2.84%
Community Health Systems, Inc.
5.63%, 03/15/2027(b)	180,000	175,689
6.00%, 01/15/2029(b)	160,000	149,234
5.25%, 05/15/2030(b)	200,000	170,818
CVS Health Corp., 7.00%, 03/10/2055(e)	300,000	304,215
DaVita, Inc., 4.63%, 06/01/2030(b)(c)	320,000	297,870
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	10,000	9,139
ModivCare, Inc., 5.00%, 10/01/2029(b)	115,000	5,319
MPH Acquisition Holdings LLC
5.75%, 12/31/2030(b)	100,002	77,609
5% PIK Rate, 6.5% Cash Rate, , 12/31/2030(b)(f)	107,299	98,837
		1,288,730
Health Care Technology-0.52%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	244,000	233,462
Home Furnishings-0.71%
Somnigroup International, Inc.
4.00%, 04/15/2029(b)	250,000	232,412
3.88%, 10/15/2031(b)	100,000	87,904
		320,316
Homebuilding-1.30%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	200,000	195,573
LGI Homes, Inc.
8.75%, 12/15/2028(b)	100,000	101,043
4.00%, 07/15/2029(b)	202,000	175,983
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	118,000	117,611
		590,210
Hotel & Resort REITs-0.31%
Service Properties Trust, 4.95%, 02/15/2027	149,000	141,793
Hotels, Resorts & Cruise Lines-1.43%
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	256,000	242,882
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(b)	220,000	217,146
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	188,000	189,227
		649,255
Housewares & Specialties-0.89%
Newell Brands, Inc.
6.38%, 09/15/2027	140,000	136,911
6.63%, 05/15/2032	100,000	89,898
6.88%, 04/01/2036	200,000	174,582
		401,391
	Principal Amount	Value
Human Resource & Employment Services-0.52%
AMN Healthcare, Inc.
4.63%, 10/01/2027(b)	$150,000	$143,850
4.00%, 04/15/2029(b)(c)	100,000	89,766
		233,616
Independent Power Producers & Energy Traders-0.59%
AES Corp. (The), 6.95%, 07/15/2055(e)	200,000	187,018
Calpine Corp., 4.50%, 02/15/2028(b)	80,000	78,314
		265,332
Insurance Brokers-0.52%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	100,000	101,590
HUB International Ltd., 7.38%, 01/31/2032(b)	130,000	134,012
		235,602
Integrated Telecommunication Services-0.73%
Altice France S.A. (France)
5.50%, 01/15/2028(b)	200,000	165,797
5.13%, 07/15/2029(b)	200,000	163,466
		329,263
Interactive Media & Services-0.28%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	37,000	28,860
Nexstar Media, Inc., 5.63%, 07/15/2027(b)	100,000	99,153
		128,013
Internet Services & Infrastructure-0.72%
Arches Buyer, Inc., 4.25%, 06/01/2028(b)(c)	300,000	282,407
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	43,000	42,221
		324,628
Investment Banking & Brokerage-1.51%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	95,000	94,737
5.25%, 05/15/2027	100,000	94,958
4.38%, 02/01/2029(c)	330,000	275,518
StoneX Group, Inc., 7.88%, 03/01/2031(b)	210,000	218,835
		684,048
IT Consulting & Other Services-1.02%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	250,000	230,132
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)	180,000	183,429
Unisys Corp., 6.88%, 11/01/2027(b)	49,000	47,230
		460,791
Leisure Facilities-0.65%
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	100,000	99,594
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	200,000	196,320
		295,914
Life Sciences Tools & Services-0.19%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)	100,000	86,903
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Marine Transportation-0.67%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	$331,000	$302,474
Metal, Glass & Plastic Containers-1.40%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	200,000	199,488
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(b)	200,000	176,724
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031(b)(c)	160,000	159,087
7.38%, 06/01/2032(b)	100,000	97,707
		633,006
Mortgage REITs-0.23%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	100,000	103,967
Movies & Entertainment-0.17%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	75,000	75,871
Multi-Utilities-0.69%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	334,000	313,796
Office REITs-1.19%
Brandywine Operating Partnership L.P.
3.95%, 11/15/2027	100,000	94,343
8.88%, 04/12/2029	230,000	241,463
Hudson Pacific Properties L.P., 3.95%, 11/01/2027	100,000	86,982
Office Properties Income Trust, 9.00%, 09/30/2029(b)	157,000	116,573
		539,361
Office Services & Supplies-0.83%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	171,000	148,846
Pitney Bowes, Inc.
6.88%, 03/15/2027(b)	153,000	152,668
7.25%, 03/15/2029(b)	75,000	74,653
		376,167
Oil & Gas Drilling-3.39%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	100,000	102,755
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	307,000	311,023
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	257,000	242,542
Noble Finance II LLC, 8.00%, 04/15/2030(b)(c)	330,000	314,708
Rockies Express Pipeline LLC, 6.88%, 04/15/2040(b)	214,000	202,224
Seadrill Finance Ltd. (Norway), 8.38%, 08/01/2030(b)	200,000	187,535
Valaris Ltd., 8.38%, 04/30/2030(b)	186,000	174,452
		1,535,239
Oil & Gas Equipment & Services-1.14%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	264,000	270,937
Oceaneering International, Inc., 6.00%, 02/01/2028	260,000	247,438
		518,375
	Principal Amount	Value
Oil & Gas Exploration & Production-3.12%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)(c)	$100,000	$93,023
Civitas Resources, Inc., 8.75%, 07/01/2031(b)(c)	208,000	197,970
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	122,000	116,462
Crescent Energy Finance LLC
9.25%, 02/15/2028(b)	160,000	161,923
7.63%, 04/01/2032(b)	130,000	118,271
7.38%, 01/15/2033(b)	130,000	115,178
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.00%, 04/15/2030(b)	75,000	68,579
6.25%, 04/15/2032(b)	150,000	130,671
8.38%, 11/01/2033(b)	200,000	190,445
Murphy Oil Corp., 5.88%, 12/01/2042	140,000	102,805
Talos Production, Inc., 9.38%, 02/01/2031(b)	125,000	117,681
		1,413,008
Oil & Gas Refining & Marketing-0.71%
NuStar Logistics L.P.
6.00%, 06/01/2026	70,000	70,082
5.63%, 04/28/2027	145,000	144,666
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028	120,000	106,030
		320,778
Oil & Gas Storage & Transportation-2.61%
Buckeye Partners L.P., 3.95%, 12/01/2026	71,000	69,288
Hess Midstream Operations L.P., 5.88%, 03/01/2028(b)	100,000	100,294
ITT Holdings LLC, 6.50%, 08/01/2029(b)	92,000	84,125
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)(c)	300,000	246,055
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
6.00%, 03/01/2027(b)	51,000	50,390
5.50%, 01/15/2028(b)	55,000	53,524
7.38%, 02/15/2029(b)	85,000	84,774
Venture Global LNG, Inc.
8.13%, 06/01/2028(b)(c)	395,000	392,600
9.88%, 02/01/2032(b)	100,000	101,599
		1,182,649
Other Specialized REITs-0.13%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	58,000	57,231
Other Specialty Retail-0.98%
Bath & Body Works, Inc., 6.69%, 01/15/2027	200,000	203,994
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)(c)	250,000	239,220
		443,214
Packaged Foods & Meats-0.22%
B&G Foods, Inc., 8.00%, 09/15/2028(b)	100,000	99,339
Paper & Plastic Packaging Products & Materials-0.80%
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(b)	110,000	108,487
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Paper & Plastic Packaging Products & Materials-(continued)
Sealed Air Corp.
6.13%, 02/01/2028(b)	$45,000	$45,372
6.88%, 07/15/2033(b)	201,000	208,805
		362,664
Paper Products-0.21%
Domtar Corp., 6.75%, 10/01/2028(b)	116,000	97,318
Passenger Airlines-1.56%
Air Canada (Canada), 3.88%, 08/15/2026(b)	58,000	56,958
Allegiant Travel Co., 7.25%, 08/15/2027(b)	200,000	184,891
American Airlines, Inc., 7.25%, 02/15/2028(b)	130,000	128,535
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	33,362	33,168
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)(c)	330,000	304,230
		707,782
Personal Care Products-0.25%
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	120,000	112,301
Pharmaceuticals-1.82%
AdaptHealth LLC
4.63%, 08/01/2029(b)	150,000	134,246
5.13%, 03/01/2030(b)	200,000	179,003
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	140,000	107,621
Organon & Co./Organon Foreign Debt Co-Issuer B.V.
4.13%, 04/30/2028(b)	200,000	188,784
6.75%, 05/15/2034(b)	200,000	188,838
P&L Development LLC/PLD Finance Corp., 3.50% PIK Rate, 9.00% Cash Rate, 05/15/2029(b)(f)	26,325	26,154
		824,646
Real Estate Development-0.32%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	136,000	145,631
Real Estate Services-0.98%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)(c)	229,000	203,379
Newmark Group, Inc., 7.50%, 01/12/2029	230,000	240,634
		444,013
Regional Banks-0.20%
Veritiv Operating Co., 10.50%, 11/30/2030(b)	87,000	90,985
Reinsurance-1.16%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 8.63%, 06/15/2029(b)	200,000	206,662
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(e)	335,000	318,492
		525,154
Research & Consulting Services-0.42%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	200,000	188,909
	Principal Amount	Value
Retail REITs-0.50%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/2026(b)	$119,000	$118,003
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	116,000	109,479
		227,482
Security & Alarm Services-0.63%
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)	130,000	127,896
GEO Group, Inc. (The), 8.63%, 04/15/2029	150,000	157,833
		285,729
Semiconductors-0.34%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)	150,000	152,180
Specialized Consumer Services-0.42%
Sotheby’s, 7.38%, 10/15/2027(b)	200,000	188,712
Specialty Chemicals-0.79%
Wayfair LLC, 7.25%, 10/31/2029(b)	200,000	183,179
WR Grace Holdings LLC
4.88%, 06/15/2027(b)	100,000	96,934
5.63%, 08/15/2029(b)	90,000	79,877
		359,990
Steel-0.94%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029(b)	100,000	91,641
6.88%, 11/01/2029(b)	130,000	126,059
6.75%, 04/15/2030(b)	130,000	125,345
7.00%, 03/15/2032(b)	90,000	84,666
		427,711
Systems Software-0.36%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	52,000	52,902
McAfee Corp., 7.38%, 02/15/2030(b)	129,000	111,562
		164,464
Technology Hardware, Storage & Peripherals-0.14%
Seagate HDD Cayman, 4.88%, 06/01/2027	65,000	64,394
Tires & Rubber-0.94%
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	430,000	424,122
Trading Companies & Distributors-0.44%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	200,000	197,947
Transaction & Payment Processing Services-0.48%
Block, Inc., 2.75%, 06/01/2026	43,000	42,006
NCR Atleos Corp., 9.50%, 04/01/2029(b)	161,000	173,368
		215,374
Water Utilities-0.27%
S&S Holdings LLC, 8.38%, 10/01/2031(b)	130,000	122,325
Total U.S. Dollar Denominated Bonds & Notes (Cost $45,100,347)		44,384,930
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-0.26%
U.S. Treasury Bills-0.26%
4.23%–4.26%, 05/29/2025(g)(h) (Cost $114,623)	$115,000	$114,623
	Shares
Common Stocks & Other Equity Interests-0.00%
Oil & Gas Exploration & Production-0.00%
Endo Guc Trust(i)(j)	2,630	0
Pharmaceuticals-0.00%
Endo, Inc.(i)	43	942
Total Common Stocks & Other Equity Interests (Cost $2,303)		942
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(k)(l) (Cost $59,680)	59,680	59,680
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.37% (Cost $45,276,953)		44,560,175
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.18%
Invesco Private Government Fund, 4.32%(k)(l)(m)	2,033,672	$2,033,672
Invesco Private Prime Fund, 4.46%(k)(l)(m)	5,294,776	5,295,835
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,329,813)		7,329,507
TOTAL INVESTMENTS IN SECURITIES-114.55% (Cost $52,606,766)		51,889,682
OTHER ASSETS LESS LIABILITIES-(14.55)%		(6,590,814)
NET ASSETS-100.00%		$45,298,868

Investment Abbreviations:
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $34,457,072, which represented 76.07% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)	Restricted security. The value of this security at April 30, 2025 represented less than 1% of the Fund’s Net Assets.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	$109,639 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2S.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Non-income producing security.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$513,041	$3,895,029	$(4,348,390)	$-	$-	$59,680	$6,034
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
April 30, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,579,801	$10,249,784	$(11,795,913)	$-	$-	$2,033,672	$58,759 *
Invesco Private Prime Fund	8,691,255	20,354,714	(23,749,532)	342	(944)	5,295,835	158,225 *
Total	$12,784,097	$34,499,527	$(39,893,835)	$342	$(944)	$7,389,187	$223,018

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	22	June-2025	$2,468,813	$51,626	$51,626
U.S. Treasury 10 Year Ultra	3	June-2025	344,203	1,541	1,541
U.S. Treasury 5 Year Notes	29	June-2025	3,166,664	57,738	57,738
U.S. Treasury Ultra Bonds	1	June-2025	121,031	(213)	(213)
Subtotal—Long Futures Contracts				110,692	110,692
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	37	June-2025	(7,701,492)	(63,007)	(63,007)
Total Futures Contracts				$47,685	$47,685
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Select ETF (HIYS)
April 30, 2025
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-90.54%
Advertising-0.61%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$49,000	$47,690
Aerospace & Defense-1.14%
TransDigm, Inc., 6.38%, 03/01/2029(b)	87,000	88,737
Alternative Carriers-0.62%
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	8,000	7,990
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	39,000	39,960
		47,950
Apparel Retail-0.27%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	24,000	20,959
Application Software-1.15%
Cloud Software Group, Inc.
6.50%, 03/31/2029(b)	30,000	30,039
8.25%, 06/30/2032(b)	14,000	14,615
SS&C Technologies, Inc.
5.50%, 09/30/2027(b)	22,000	21,913
6.50%, 06/01/2032(b)	22,000	22,327
		88,894
Automobile Manufacturers-1.04%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	90,000	80,937
Automotive Parts & Equipment-2.78%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	41,000	41,750
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	44,000	45,686
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	32,000	31,899
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	61,000	55,388
PHINIA, Inc.
6.75%, 04/15/2029(b)	11,000	11,131
6.63%, 10/15/2032(b)	30,000	29,472
		215,326
Automotive Retail-3.53%
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(d)	38,000	42,800
Group 1 Automotive, Inc.
4.00%, 08/15/2028(b)	44,000	41,871
6.38%, 01/15/2030(b)	41,000	41,496
LCM Investments Holdings II LLC
4.88%, 05/01/2029(b)	22,000	20,823
8.25%, 08/01/2031(b)	40,000	41,876
Lithia Motors, Inc.
4.63%, 12/15/2027(b)	20,000	19,438
4.38%, 01/15/2031(b)	44,000	40,453
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	25,000	25,282
		274,039
Broadcasting-1.11%
Gray Media, Inc., 10.50%, 07/15/2029(b)(c)	10,000	10,275
	Principal Amount	Value
Broadcasting-(continued)
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	$39,000	$38,566
Univision Communications, Inc.
6.63%, 06/01/2027(b)	31,000	30,027
7.38%, 06/30/2030(b)	8,000	7,295
		86,163
Broadline Retail-0.71%
Kohl’s Corp., 5.13%, 05/01/2031	27,000	17,179
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	45,000	37,748
		54,927
Cable & Satellite-2.72%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/2027(b)	50,000	49,358
5.38%, 06/01/2029(b)	6,000	5,876
4.75%, 02/01/2032(b)(c)	50,000	45,293
4.50%, 05/01/2032	51,000	45,346
4.25%, 01/15/2034(b)(c)	54,000	45,524
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	21,000	19,903
		211,300
Casinos & Gaming-2.27%
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	175,838
Commercial & Residential Mortgage Finance-0.76%
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	22,000	20,559
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	38,000	38,689
		59,248
Construction Machinery & Heavy Transportation Equipment-0.53%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	41,000	40,786
Consumer Finance-3.55%
EZCORP, Inc., 7.38%, 04/01/2032(b)	74,000	77,655
FirstCash, Inc., 6.88%, 03/01/2032(b)	67,000	68,633
Navient Corp.
5.00%, 03/15/2027	31,000	30,716
9.38%, 07/25/2030	15,000	15,967
OneMain Finance Corp.
6.63%, 05/15/2029	20,000	20,083
4.00%, 09/15/2030(c)	46,000	40,841
6.75%, 03/15/2032	22,000	21,606
		275,501
Diversified Capital Markets-0.50%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030	41,000	38,781
Diversified Financial Services-5.00%
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)(c)	20,000	19,581
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	87,000	89,063
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Select ETF (HIYS)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Diversified Financial Services-(continued)
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/2029(b)	$40,000	$38,118
7.13%, 04/30/2031(b)	30,000	30,964
6.13%, 11/01/2032(b)	83,000	81,653
6.75%, 05/01/2033(b)	18,000	18,098
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	44,000	45,689
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	63,000	64,777
		387,943
Diversified REITs-1.17%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	54,000	50,512
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	38,000	40,378
		90,890
Diversified Support Services-1.94%
RB Global Holdings, Inc. (Canada)
6.75%, 03/15/2028(b)	60,000	61,251
7.75%, 03/15/2031(b)	57,000	59,835
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	48,000	29,168
		150,254
Electric Utilities-1.98%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	50,000	49,156
Vistra Operations Co. LLC
5.00%, 07/31/2027(b)	48,000	47,623
7.75%, 10/15/2031(b)	54,000	57,135
		153,914
Electrical Components & Equipment-0.80%
EnerSys
4.38%, 12/15/2027(b)	39,000	37,859
6.63%, 01/15/2032(b)	24,000	24,533
		62,392
Electronic Components-0.55%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	49,000	42,904
Electronic Manufacturing Services-0.80%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	61,000	61,937
Environmental & Facilities Services-1.77%
GFL Environmental, Inc.
4.00%, 08/01/2028(b)	97,000	92,491
3.50%, 09/01/2028(b)	47,000	44,609
		137,100
Gold-1.10%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	83,000	84,978
Health Care Facilities-2.04%
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	44,000	43,719
	Principal Amount	Value
Health Care Facilities-(continued)
Tenet Healthcare Corp.
6.13%, 10/01/2028	$22,000	$21,964
6.75%, 05/15/2031	90,000	92,323
		158,006
Health Care REITs-0.59%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(e)	48,000	45,439
Health Care Services-2.16%
Community Health Systems, Inc.
5.63%, 03/15/2027(b)	20,000	19,521
8.00%, 12/15/2027(b)	18,000	18,020
5.25%, 05/15/2030(b)	25,000	21,352
4.75%, 02/15/2031(b)(c)	29,000	23,974
CVS Health Corp.
6.75%, 12/10/2054(f)	20,000	19,915
7.00%, 03/10/2055(f)	20,000	20,281
DaVita, Inc., 6.88%, 09/01/2032(b)	44,000	44,458
		167,521
Homebuilding-0.58%
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	46,000	44,612
Hotel & Resort REITs-2.12%
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	51,000	46,142
Service Properties Trust
5.50%, 12/15/2027	73,000	69,609
4.38%, 02/15/2030(c)	35,000	26,129
8.63%, 11/15/2031(b)	21,000	22,301
		164,181
Hotels, Resorts & Cruise Lines-2.52%
Carnival Corp.
7.63%, 03/01/2026(b)	32,000	32,114
5.75%, 03/01/2027(b)	25,000	24,930
6.13%, 02/15/2033(b)(c)	40,000	39,687
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	77,000	77,012
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(b)	22,000	22,076
		195,819
Household Products-0.53%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	44,000	41,112
Housewares & Specialties-0.50%
Newell Brands, Inc., 5.70%, 04/01/2026	39,000	38,526
Independent Power Producers & Energy Traders-2.10%
Calpine Corp., 5.13%, 03/15/2028(b)	59,000	58,492
Vistra Corp.
8.00%(b)(f)(g)	24,000	24,551
Series C, 8.88%(b)(f)(g)	76,000	80,159
		163,202
Industrial Machinery & Supplies & Components-1.18%
ESAB Corp., 6.25%, 04/15/2029(b)	45,000	45,715
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	48,000	45,593
		91,308
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Select ETF (HIYS)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Insurance Brokers-1.73%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	$66,000	$67,049
HUB International Ltd., 7.25%, 06/15/2030(b)	65,000	67,465
		134,514
Integrated Telecommunication Services-4.53%
Iliad Holding S.A.S.U. (France), 8.50%, 04/15/2031(b)	200,000	211,175
Level 3 Financing, Inc.
10.50%, 04/15/2029(b)	8,000	8,898
11.00%, 11/15/2029(b)	17,000	19,019
10.50%, 05/15/2030(b)	17,000	18,463
Telecom Italia Capital S.A. (Italy)
6.38%, 11/15/2033	48,000	48,039
7.72%, 06/04/2038	44,000	45,914
		351,508
Leisure Products-0.52%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	40,000	40,511
Metal, Glass & Plastic Containers-0.59%
OI European Group B.V., 4.75%, 02/15/2030(b)(c)	49,000	45,417
Movies & Entertainment-1.05%
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	49,000	44,345
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	40,000	37,022
		81,367
Multi-line Insurance-0.72%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	55,000	56,076
Multi-Utilities-0.48%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(f)	38,000	37,594
Office REITs-0.61%
Office Properties Income Trust, 9.00%, 03/31/2029(b)	49,000	47,081
Oil & Gas Drilling-1.32%
Delek Logistics Partners L.P./Delek Logistics Finance Corp.
7.13%, 06/01/2028(b)	38,000	37,582
8.63%, 03/15/2029(b)	14,000	14,386
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	51,000	50,301
		102,269
Oil & Gas Exploration & Production-1.93%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	64,000	64,329
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	45,000	42,957
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	44,000	42,302
		149,588
Oil & Gas Refining & Marketing-0.58%
Sunoco L.P., 6.25%, 07/01/2033(b)	45,000	44,977
	Principal Amount	Value
Oil & Gas Storage & Transportation-5.01%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	$44,000	$44,503
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	35,000	35,589
Genesis Energy L.P./Genesis Energy Finance Corp.
7.88%, 05/15/2032	21,000	20,463
8.00%, 05/15/2033	37,000	35,940
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	40,000	40,988
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	16,000	14,605
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	40,000	40,364
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	44,000	43,883
Venture Global LNG, Inc.
9.88%, 02/01/2032(b)	54,000	54,863
9.00%(b)(f)(g)	67,000	57,650
		388,848
Other Specialized REITs-0.59%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	49,000	45,443
Packaged Foods & Meats-0.63%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	53,000	48,608
Paper & Plastic Packaging Products & Materials-1.02%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	77,000	78,795
Passenger Airlines-0.75%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	60,000	58,261
Passenger Ground Transportation-0.05%
Hertz Corp. (The), 12.63%, 07/15/2029(b)	4,000	3,894
Pharmaceuticals-1.09%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	30,000	29,395
Bausch Health Cos., Inc., 11.00%, 09/30/2028(b)	12,000	11,294
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	42,000	43,721
		84,410
Real Estate Development-1.12%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	42,000	44,974
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	40,000	42,041
		87,015
Reinsurance-0.59%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(f)	48,000	45,635
Security & Alarm Services-0.61%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	46,000	47,135
Semiconductor Materials & Equipment-0.60%
Entegris, Inc., 4.75%, 04/15/2029(b)	48,000	46,776
Single-Family Residential REITs-1.17%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	91,000	90,917
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Select ETF (HIYS)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Specialized Consumer Services-0.81%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	$68,000	$62,588
Specialized Finance-1.62%
Jefferson Capital Holdings LLC
9.50%, 02/15/2029(b)	38,000	39,869
8.25%, 05/15/2030(b)	18,000	18,137
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	66,000	67,492
		125,498
Specialty Chemicals-0.83%
Celanese US Holdings LLC, 6.95%, 11/15/2033	64,000	64,170
Steel-0.77%
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	19,000	18,763
7.00%, 03/15/2032(b)(c)	33,000	31,044
6.25%, 10/01/2040	13,000	10,277
		60,084
Systems Software-0.59%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	46,000	45,367
Technology Hardware, Storage & Peripherals-0.04%
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	5,000	3,216
Trading Companies & Distributors-4.15%
Air Lease Corp., Series B, 4.65%(f)(g)	87,000	84,475
Aircastle Ltd., 5.25%(b)(f)(g)	118,000	114,945
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	49,000	46,649
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	76,000	75,760
		321,829
Transaction & Payment Processing Services-0.56%
WEX, Inc., 6.50%, 03/15/2033(b)	45,000	43,802
Wireless Telecommunication Services-1.16%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(f)	101,000	89,905
Total U.S. Dollar Denominated Bonds & Notes (Cost $6,998,668)		7,022,212
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-2.85%(h)
Integrated Telecommunication Services-1.49%
Eutelsat S.A. (France), 9.75%, 04/13/2029(b)	EUR	100,000	$115,520
Wireless Telecommunication Services-1.36%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	100,000	105,856
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $200,820)			221,376
	Shares
Money Market Funds-4.26%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.26%(i)(j) (Cost $330,262)		330,262	330,262
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.65% (Cost $7,529,750)			7,573,850
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.62%
Invesco Private Government Fund, 4.32%(i)(j)(k)		121,028	121,028
Invesco Private Prime Fund, 4.46%(i)(j)(k)		314,732	314,795
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $435,830)			435,823
TOTAL INVESTMENTS IN SECURITIES-103.27% (Cost $7,965,580)			8,009,673
OTHER ASSETS LESS LIABILITIES-(3.27)%			(253,800)
NET ASSETS-100.00%			$7,755,873

Investment Abbreviations:
ETF	-Exchange-Traded Fund
EUR	-Euro
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Select ETF (HIYS)—(continued)
April 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $6,268,782, which represented 80.83% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco Senior Loan ETF	$-	$715,640	$(704,100)	$-	$(11,540)	$-	$8,063
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	100,914	2,362,109	(2,463,023)	-	-	-	2,458
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	2,757,778	(2,427,516)	-	-	330,262	2,795
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	619,935	2,009,000	(2,507,907)	-	-	121,028	6,013 *
Invesco Private Prime Fund	1,611,942	4,415,416	(5,712,512)	10	(61)	314,795	16,404 *
Total	$2,332,791	$12,259,943	$(13,815,058)	$10	$(11,601)	$766,085	$35,733

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
7/31/2025	Barclays Bank PLC	EUR	172,000	USD	196,674	$8

Abbreviations:
EUR	-Euro
USD	-U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-76.25%
Australia-5.51%
ANZ Group Holdings Ltd.	17,482	$333,930
APA Group(a)	7,822	41,114
Aristocrat Leisure Ltd.	3,313	141,340
ASX Ltd.	1,138	51,474
BHP Group Ltd.	29,769	708,729
BlueScope Steel Ltd.	2,668	40,820
Brambles Ltd.	8,113	106,502
CAR Group Ltd.	2,206	47,034
Cochlear Ltd.	384	67,177
Coles Group Ltd.	7,864	106,675
Commonwealth Bank of Australia	9,818	1,045,349
Computershare Ltd.	3,093	80,736
CSL Ltd.	2,841	455,519
Fortescue Ltd.	9,936	102,504
Glencore PLC(b)	60,846	199,947
Goodman Group	11,916	227,869
GPT Group (The)	11,685	34,601
Insurance Australia Group Ltd.	13,877	72,809
James Hardie Industries PLC, CDI(a)(b)	2,522	59,132
Lottery Corp. Ltd. (The)	13,059	43,472
Macquarie Group Ltd.	2,124	262,187
Medibank Pvt. Ltd.	16,158	48,013
National Australia Bank Ltd.(a)	18,043	416,170
Northern Star Resources Ltd.	8,295	101,782
Origin Energy Ltd.	10,108	68,821
Pro Medicus Ltd.	345	50,532
Qantas Airways Ltd.	4,350	24,568
QBE Insurance Group Ltd.	8,832	121,924
REA Group Ltd.	310	49,199
Reece Ltd.	1,380	13,901
Rio Tinto Ltd.(a)	2,178	162,774
Rio Tinto PLC	6,616	395,131
Santos Ltd.	19,055	73,174
Scentre Group	30,519	70,627
SGH Ltd.	1,199	39,170
Sonic Healthcare Ltd.	2,761	46,050
South32 Ltd.	26,504	45,624
Stockland	14,006	49,167
Suncorp Group Ltd.	6,353	82,525
Telstra Group Ltd.	23,727	68,403
Transurban Group	18,212	163,936
Treasury Wine Estates Ltd.(a)	4,967	28,360
Vicinity Ltd.	23,556	35,586
Washington H Soul Pattinson & Co. Ltd.(a)	1,383	32,883
Wesfarmers Ltd.	6,658	333,176
Westpac Banking Corp.	20,140	422,180
WiseTech Global Ltd.	1,079	61,288
Woodside Energy Group Ltd.	11,140	145,053
Woolworths Group Ltd.	7,167	144,491
		7,523,428
Austria-0.18%
Erste Group Bank AG	1,806	122,726
Mondi PLC	2,667	40,574
OMV AG	864	44,826
Verbund AG	400	30,846
		238,972
	Shares	Value
Belgium-0.59%
Ageas S.A./N.V.	875	$55,066
Anheuser-Busch InBev S.A./N.V.	5,272	348,668
D’Ieteren Group	128	25,650
Groupe Bruxelles Lambert N.V.	504	41,720
KBC Group N.V.	1,347	124,633
Lotus Bakeries N.V.	2	19,296
Sofina S.A.	94	26,353
Syensqo S.A.	432	31,009
UCB S.A.	742	136,506
		808,901
Brazil-0.02%
Yara International ASA	1,010	32,884
Chile-0.04%
Antofagasta PLC	2,314	50,896
China-0.13%
BOC Hong Kong (Holdings) Ltd.	21,943	91,038
SITC International Holdings Co. Ltd.	6,481	17,948
Wharf (Holdings) Ltd. (The)	5,173	12,996
Wilmar International Ltd.	11,688	27,422
Yangzijiang Shipbuilding Holdings Ltd.	15,735	26,962
		176,366
Denmark-1.77%
A.P. Moller - Maersk A/S, Class A	15	25,728
A.P. Moller - Maersk A/S, Class B	27	46,658
Carlsberg A/S, Class B	560	76,576
Coloplast A/S, Class B	740	84,041
Danske Bank A/S	4,047	142,509
Demant A/S(b)	540	19,736
DSV A/S(a)	1,199	255,051
Genmab A/S(b)	369	78,523
Novo Nordisk A/S, Class B	18,896	1,267,948
Novonesis (Novozymes) B, Class B	2,067	134,748
Orsted A/S(a)(b)(c)	987	39,416
Pandora A/S	481	71,860
Rockwool A/S	570	26,114
Tryg A/S	1,989	47,608
Vestas Wind Systems A/S	5,925	79,277
Zealand Pharma A/S(b)	395	28,037
		2,423,830
Finland-0.79%
Elisa OYJ	831	44,485
Fortum OYJ	2,632	44,281
Kesko OYJ, Class B(a)	1,657	38,174
Kone OYJ, Class B	1,994	123,917
Metso OYJ(a)	3,771	41,116
Neste OYJ	2,578	26,835
Nokia OYJ	30,875	154,881
Nordea Bank Abp	18,495	257,018
Orion OYJ, Class B	647	40,649
Sampo OYJ	14,206	142,814
Stora Enso OYJ, Class R(a)	3,514	32,752
UPM-Kymmene OYJ	3,131	83,214
Wartsila OYJ Abp	2,951	54,711
		1,084,847
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
France-8.04%
Accor S.A.	1,144	$56,562
Aeroports de Paris S.A.	184	23,088
Air Liquide S.A.	3,393	699,588
Airbus SE	3,486	593,578
Alstom S.A.(b)	2,031	49,216
Amundi S.A.(c)	370	29,327
Arkema S.A.	339	25,861
AXA S.A.(a)	10,396	493,381
bioMerieux	239	32,371
BNP Paribas S.A.	5,971	507,662
Bollore SE	4,323	26,832
Bouygues S.A.	1,107	48,826
Bureau Veritas S.A.	1,864	59,373
Capgemini SE	905	144,983
Carrefour S.A.(a)	3,182	49,247
Cie de Saint-Gobain S.A.	2,635	287,458
Cie Generale des Etablissements Michelin S.C.A.	3,934	144,345
Covivio S.A.	337	18,962
Credit Agricole S.A.	6,245	117,538
Danone S.A.	3,788	327,066
Dassault Aviation S.A.	119	43,055
Dassault Systemes SE	3,926	147,638
Edenred SE	1,420	44,438
Eiffage S.A.	402	54,890
ENGIE S.A.	10,716	222,244
EssilorLuxottica S.A.	1,745	504,558
Eurazeo SE	258	18,930
FDJ United(c)	598	21,389
Gecina S.A.	276	28,431
Getlink SE	1,838	35,020
Hermes International S.C.A.	186	513,295
Ipsen S.A.	228	26,608
Kering S.A.	437	89,215
Klepierre S.A.	1,288	47,307
Legrand S.A.	1,539	169,718
L’Oreal S.A.	1,411	625,619
LVMH Moet Hennessy Louis Vuitton SE	1,615	897,676
Orange S.A.	10,925	159,046
Pernod Ricard S.A.	1,184	128,782
Publicis Groupe S.A.	1,343	137,117
Renault S.A.	1,128	60,116
Rexel S.A.	1,312	36,578
Safran S.A.	2,113	564,247
Sartorius Stedim Biotech	175	41,441
Schneider Electric SE	3,208	752,116
Societe Generale S.A.	4,226	221,098
Sodexo S.A.	519	33,058
STMicroelectronics N.V.	3,972	90,607
Teleperformance SE	316	34,770
Thales S.A.	544	152,911
TotalEnergies SE	12,661	723,592
Unibail-Rodamco-Westfield	718	60,992
Veolia Environnement S.A.	4,128	151,290
Vinci S.A.	2,902	409,040
		10,982,096
Germany-7.85%
adidas AG	1,003	231,577
Allianz SE	2,266	940,391
	Shares	Value
Germany-(continued)
BASF SE	5,237	$268,372
Bayer AG	5,764	151,578
Bayerische Motoren Werke AG	1,701	144,771
Bayerische Motoren Werke AG, Preference Shares	338	27,369
Beiersdorf AG	582	82,285
Brenntag SE	720	48,250
Commerzbank AG	5,560	147,666
Continental AG	648	50,832
Covestro AG(b)(c)	1,107	74,038
CTS Eventim AG & Co. KGaA	371	44,110
Daimler Truck Holding AG	2,788	112,398
Deutsche Bank AG	10,859	285,707
Deutsche Boerse AG	1,105	357,139
Deutsche Lufthansa AG	3,680	26,534
Deutsche Post AG	5,632	241,473
Deutsche Telekom AG	20,479	738,088
Dr. Ing. h.c. F. Porsche AG, Preference Shares(c)	679	34,252
E.ON SE	13,172	231,166
Evonik Industries AG	1,562	35,223
Fresenius Medical Care AG	1,205	61,516
Fresenius SE & Co. KGaA(b)	2,478	118,103
GEA Group AG	924	60,489
Hannover Rueck SE	354	114,025
Heidelberg Materials AG	801	160,682
Henkel AG & Co. KGaA	610	43,202
Henkel AG & Co. KGaA, Preference Shares	1,011	78,791
Infineon Technologies AG	7,662	254,662
Knorr-Bremse AG	440	43,788
LEG Immobilien SE	437	37,172
Mercedes-Benz Group AG	4,237	254,197
Merck KGaA	758	105,892
MTU Aero Engines AG	316	109,746
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	785	539,269
Nemetschek SE	346	46,136
Porsche Automobil Holding SE, Preference Shares	923	38,187
Puma SE	646	16,738
Rational AG	30	25,830
Rheinmetall AG	256	437,483
RWE AG	3,710	144,571
SAP SE	6,127	1,798,863
Sartorius AG, Preference Shares	154	40,115
Scout24 SE(c)	440	52,618
Siemens AG	4,459	1,030,270
Siemens Energy AG, Class A(b)	3,752	290,590
Siemens Healthineers AG(c)	1,655	89,524
Symrise AG	779	90,153
Talanx AG	372	42,841
Volkswagen AG, Preference Shares	1,210	132,114
Vonovia SE	4,345	144,620
Zalando SE(b)(c)	1,316	48,221
		10,723,627
Hong Kong-1.39%
AIA Group Ltd.	63,411	475,189
CK Asset Holdings Ltd.	11,279	46,084
CK Hutchison Holdings Ltd.	15,710	88,600
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Hong Kong-(continued)
CK Infrastructure Holdings Ltd.	3,194	$21,529
CLP Holdings Ltd.	9,421	80,339
Futu Holdings Ltd., ADR	338	31,201
Hang Seng Bank Ltd.	4,508	62,934
Henderson Land Development Co. Ltd.	6,757	19,165
HKT Trust & HKT Ltd.	22,466	31,972
Hong Kong & China Gas Co. Ltd. (The)	65,406	58,858
Hong Kong Exchanges & Clearing Ltd.	7,047	307,917
Hongkong Land Holdings Ltd.	6,719	32,883
Jardine Matheson Holdings Ltd.	925	41,102
Link REIT	15,235	71,336
MTR Corp. Ltd.	9,322	32,186
Power Assets Holdings Ltd.	8,179	54,096
Prudential PLC	15,545	165,659
Sino Land Co. Ltd.	24,635	25,320
Sun Hung Kai Properties Ltd.	8,704	82,579
Swire Pacific Ltd., Class A(a)	1,532	13,250
Techtronic Industries Co. Ltd.	8,163	82,162
WH Group Ltd.	48,955	43,781
Wharf Real Estate Investment Co. Ltd.(a)	10,008	23,937
		1,892,079
Ireland-0.33%
AerCap Holdings N.V.	1,175	124,550
AIB Group PLC	12,295	82,920
Bank of Ireland Group PLC	5,887	69,360
Kerry Group PLC, Class A	878	93,266
Kingspan Group PLC	924	78,240
		448,336
Israel-0.63%
Azrieli Group Ltd.	275	20,021
Bank Hapoalim B.M.	7,729	113,374
Bank Leumi le-Israel B.M.	9,147	129,897
Check Point Software Technologies Ltd.(b)	537	117,904
Elbit Systems Ltd.	163	62,670
Global-e Online Ltd.(b)	608	21,833
ICL Group Ltd.	4,694	31,334
Israel Discount Bank Ltd., Class A	7,546	56,365
Mizrahi Tefahot Bank Ltd.	924	46,789
Nice Ltd.(b)	385	60,146
Nova Ltd.(b)	176	33,981
Teva Pharmaceutical Industries Ltd., ADR(b)	6,807	105,576
Wix.com Ltd.(b)	323	54,778
		854,668
Italy-2.29%
Amplifon S.p.A.	735	14,116
Assicurazioni Generali S.p.A.(a)	5,525	202,621
Banco BPM S.p.A.(a)	7,556	84,634
BPER Banca S.p.A.	5,839	47,588
Coca-Cola HBC AG(b)	1,275	66,543
Davide Campari-Milano N.V.(a)	3,769	25,378
DiaSorin S.p.A.	127	14,563
Enel S.p.A.	47,719	415,099
Eni S.p.A.(a)	12,526	180,009
Ferrari N.V.	740	339,924
FinecoBank Banca Fineco S.p.A.	3,585	71,986
Infrastrutture Wireless Italiane S.p.A.(a)(c)	2,028	24,302
Intesa Sanpaolo S.p.A.	88,788	475,608
Leonardo S.p.A.	2,374	123,845
	Shares	Value
Italy-(continued)
Mediobanca Banca di Credito Finanziario S.p.A.	2,933	$60,198
Moncler S.p.A.	1,370	84,849
Nexi S.p.A.(a)(b)(c)	3,109	18,222
Poste Italiane S.p.A.(c)	2,682	54,625
Prysmian S.p.A.	1,649	90,895
Recordati Industria Chimica e Farmaceutica S.p.A.	675	39,968
Snam S.p.A.	11,831	68,138
Telecom Italia S.p.A.(a)(b)	60,721	24,131
Terna S.p.A.	8,255	82,369
UniCredit S.p.A.	8,192	478,259
Unipol Assicurazioni S.p.A.	2,105	37,887
		3,125,757
Japan-16.67%
Advantest Corp.	4,450	186,614
AEON Co. Ltd.	3,860	114,417
AGC, Inc.	1,120	35,052
Aisin Corp.(a)	3,185	40,550
Ajinomoto Co., Inc.	5,321	109,096
ANA Holdings, Inc.(a)	886	17,060
Asahi Group Holdings Ltd.	8,429	116,786
Asahi Kasei Corp.	7,335	51,238
ASICS Corp.	3,826	82,432
Astellas Pharma, Inc.	10,639	106,794
Bandai Namco Holdings, Inc.	3,480	121,227
Bridgestone Corp.	3,393	142,217
Canon, Inc.(a)	5,448	168,525
Capcom Co. Ltd.	2,014	58,445
Central Japan Railway Co.	4,493	94,775
Chiba Bank Ltd. (The)	3,219	28,690
Chubu Electric Power Co., Inc.	3,756	48,889
Chugai Pharmaceutical Co. Ltd.	3,966	229,024
Concordia Financial Group Ltd.	6,140	39,808
Dai Nippon Printing Co. Ltd.	2,335	32,625
Daifuku Co. Ltd.	1,872	49,641
Dai-ichi Life Holdings, Inc.	21,236	153,699
Daiichi Sankyo Co. Ltd.	10,326	264,775
Daikin Industries Ltd.	1,582	180,656
Daito Trust Construction Co. Ltd.	369	41,181
Daiwa House Industry Co. Ltd.	3,307	119,942
Daiwa Securities Group, Inc.	7,800	51,414
Denso Corp.	11,133	144,091
Dentsu Group, Inc.(a)	1,123	23,601
Disco Corp.	553	107,249
East Japan Railway Co.	5,321	115,618
Eisai Co. Ltd.	1,560	45,198
ENEOS Holdings, Inc.(a)	15,971	77,071
FANUC Corp.	5,597	142,389
Fast Retailing Co. Ltd.	1,162	383,145
Fuji Electric Co. Ltd.	818	36,461
FUJIFILM Holdings Corp.	6,607	135,650
Fujikura Ltd.	1,497	55,831
Fujitsu Ltd.	10,333	230,100
Hankyu Hanshin Holdings, Inc.	1,303	37,253
Hikari Tsushin, Inc.	95	26,414
Hitachi Ltd.	27,169	673,096
Honda Motor Co. Ltd.	26,371	268,958
Hoshizaki Corp.(a)	647	27,573
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Hoya Corp.	2,016	$237,780
Hulic Co. Ltd.	2,804	29,391
Idemitsu Kosan Co. Ltd.	5,520	34,289
Inpex Corp.	5,139	64,440
Isuzu Motors Ltd.	3,264	44,000
ITOCHU Corp.	7,022	359,982
Japan Airlines Co. Ltd.	831	15,091
Japan Exchange Group, Inc.	5,870	65,464
Japan Post Bank Co. Ltd.	10,594	109,187
Japan Post Holdings Co. Ltd.	11,288	109,984
Japan Post Insurance Co. Ltd.	1,096	22,086
Japan Tobacco, Inc.(a)	6,995	216,016
JFE Holdings, Inc.(a)	3,495	40,800
Kajima Corp.	2,345	56,127
Kansai Electric Power Co., Inc. (The)	5,534	68,344
Kao Corp.	2,753	118,169
Kawasaki Kisen Kaisha Ltd.(a)	2,268	31,178
KDDI Corp.	18,012	319,999
Keyence Corp.	1,097	459,740
Kikkoman Corp.	3,940	38,661
Kirin Holdings Co. Ltd.	4,595	69,673
Kobe Bussan Co. Ltd.	922	28,244
Komatsu Ltd.	5,283	153,146
Konami Group Corp.	544	77,877
Kubota Corp.	5,752	67,000
Kyocera Corp.	7,522	89,361
Kyowa Kirin Co. Ltd.	1,431	22,398
Lasertec Corp.	460	42,868
LY Corp.	16,782	63,621
M3, Inc.(b)	2,667	33,504
Makita Corp.	1,401	41,069
Marubeni Corp.	8,252	146,646
MatsukiyoCocokara & Co.	1,912	35,182
MEIJI Holdings Co. Ltd.	1,405	34,627
MINEBEA MITSUMI, Inc.	2,208	32,438
Mitsubishi Chemical Group Corp.	8,279	40,345
Mitsubishi Corp.	20,065	381,874
Mitsubishi Electric Corp.	11,166	216,526
Mitsubishi Estate Co. Ltd.	6,265	110,313
Mitsubishi HC Capital, Inc.(a)	5,393	38,242
Mitsubishi Heavy Industries Ltd.	18,804	371,564
Mitsubishi UFJ Financial Group, Inc.	67,307	850,031
Mitsui & Co. Ltd.	14,797	299,925
Mitsui Fudosan Co. Ltd.	15,483	153,812
Mitsui OSK Lines Ltd.(a)	2,013	67,200
Mizuho Financial Group, Inc.	14,121	353,904
MonotaRO Co. Ltd.	1,460	28,147
MS&AD Insurance Group Holdings, Inc.	7,523	171,404
Murata Manufacturing Co. Ltd.	9,765	139,449
NEC Corp.	7,196	175,589
Nexon Co. Ltd.	1,928	30,322
Nidec Corp.	4,946	88,107
Nintendo Co. Ltd.	6,524	542,914
Nippon Building Fund, Inc.	45	41,869
Nippon Paint Holdings Co. Ltd.	5,795	44,256
Nippon Sanso Holdings Corp.	1,030	33,042
Nippon Steel Corp.	5,663	119,477
Nippon Telegraph & Telephone Corp.	175,358	183,735
Nippon Yusen K.K.	2,541	83,220
Nissan Motor Co. Ltd.(a)(b)	13,517	32,256
	Shares	Value
Japan-(continued)
Nissin Foods Holdings Co. Ltd.	1,122	$24,798
Nitori Holdings Co. Ltd.(a)	460	54,863
Nitto Denko Corp.	4,188	73,787
Nomura Holdings, Inc.	17,611	98,390
Nomura Research Institute Ltd.	2,202	83,583
NTT DATA Group Corp.	3,663	72,922
Obayashi Corp.(a)	3,858	60,000
OBIC Co. Ltd.	1,876	65,838
Olympus Corp.	6,597	86,647
Omron Corp.	1,002	29,815
Ono Pharmaceutical Co. Ltd.	2,301	26,550
Oriental Land Co. Ltd.	6,326	134,301
ORIX Corp.	6,819	137,115
Osaka Gas Co. Ltd.	2,111	53,658
Otsuka Corp.	1,303	28,968
Otsuka Holdings Co. Ltd.	2,598	126,956
Pan Pacific International Holdings Corp.	2,203	67,986
Panasonic Holdings Corp.	13,673	157,148
Rakuten Group, Inc.(b)	8,810	52,070
Recruit Holdings Co. Ltd.	8,217	456,433
Renesas Electronics Corp.	9,829	115,621
Resona Holdings, Inc.	12,276	98,710
Ricoh Co. Ltd.	3,114	32,831
SBI Holdings, Inc.	1,556	41,012
SCREEN Holdings Co. Ltd.(a)	460	30,662
SCSK Corp.	924	24,225
SECOM Co. Ltd.	2,476	91,261
Seiko Epson Corp.	1,751	24,350
Sekisui Chemical Co. Ltd.	2,204	38,604
Sekisui House Ltd.	3,491	80,450
Seven & i Holdings Co. Ltd.	12,987	191,632
SG Holdings Co. Ltd.	1,933	20,402
Shimadzu Corp.	1,372	35,203
Shimano, Inc.	458	64,679
Shin-Etsu Chemical Co. Ltd.	10,448	318,706
Shionogi & Co. Ltd.	4,464	75,176
Shiseido Co. Ltd.	2,310	38,070
SMC Corp.	348	112,895
SoftBank Corp.	167,880	254,649
SoftBank Group Corp.	5,589	283,307
Sompo Holdings, Inc.	5,218	171,407
Sony Group Corp.	36,120	955,218
Subaru Corp.	3,449	62,603
Sumitomo Corp.	6,424	157,225
Sumitomo Electric Industries Ltd.	4,224	68,056
Sumitomo Metal Mining Co. Ltd.	1,498	33,315
Sumitomo Mitsui Financial Group, Inc.	21,883	523,312
Sumitomo Mitsui Trust Group, Inc.	3,760	93,239
Sumitomo Realty & Development Co. Ltd.(a)	1,772	66,158
Suntory Beverage & Food Ltd.	829	29,035
Suzuki Motor Corp.	9,267	111,317
Sysmex Corp.	2,938	54,669
T&D Holdings, Inc.	2,862	61,045
Taisei Corp.	1,010	54,895
Takeda Pharmaceutical Co. Ltd.	9,381	284,439
TDK Corp.	11,440	122,372
Terumo Corp.	7,863	150,862
TIS, Inc.	1,220	35,297
Toho Co. Ltd.	648	37,083
Tokio Marine Holdings, Inc.	10,414	418,413
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Tokyo Electron Ltd.	2,643	$394,476
Tokyo Gas Co. Ltd.	2,085	69,435
Tokyo Metro Co. Ltd.	1,752	22,253
Tokyu Corp.	3,075	37,383
TOPPAN Holdings, Inc.	1,403	39,480
Toray Industries, Inc.	8,161	52,245
Toyota Industries Corp.	981	115,321
Toyota Motor Corp.	55,564	1,063,770
Toyota Tsusho Corp.	3,765	74,999
Trend Micro, Inc.	766	55,092
Unicharm Corp.	6,569	61,139
West Japan Railway Co.	2,600	54,824
Yakult Honsha Co. Ltd.	1,462	30,104
Yamaha Motor Co. Ltd.(a)	5,427	42,724
Yaskawa Electric Corp.	1,373	28,997
Yokogawa Electric Corp.	1,303	28,264
Zensho Holdings Co. Ltd.	554	34,315
ZOZO, Inc.	2,366	24,085
		22,774,314
Jordan-0.02%
Hikma Pharmaceuticals PLC	1,010	26,825
Luxembourg-0.11%
ArcelorMittal S.A.	2,752	81,661
CVC Capital Partners PLC(b)(c)	1,285	23,007
Eurofins Scientific SE	793	50,216
		154,884
Macau-0.05%
Galaxy Entertainment Group Ltd.(a)	12,585	45,457
Sands China Ltd.(b)	13,685	24,512
		69,969
Netherlands-3.31%
ABN AMRO Bank N.V., CVA(c)	2,688	55,895
Adyen N.V.(b)(c)	129	209,468
Aegon Ltd.	7,758	50,071
Akzo Nobel N.V.(a)	1,012	64,112
argenx SE(b)	354	229,631
ASM International N.V.	275	134,879
ASML Holding N.V.	2,311	1,552,407
ASR Nederland N.V.	930	58,884
BE Semiconductor Industries N.V.	476	51,730
Euronext N.V.(c)	460	77,152
EXOR N.V.	583	55,233
Heineken Holding N.V.	760	59,629
Heineken N.V.	1,690	151,802
IMCD N.V.	345	46,036
ING Groep N.V.	18,466	359,832
JDE Peet’s N.V.	1,046	25,410
Koninklijke Ahold Delhaize N.V.	5,401	222,524
Koninklijke KPN N.V.	22,817	106,507
Koninklijke Philips N.V.(b)	4,688	119,390
NN Group N.V.	1,578	97,097
Prosus N.V.(b)	8,026	377,591
Randstad N.V.(a)	647	26,060
Universal Music Group N.V.	4,830	142,517
Wolters Kluwer N.V.	1,399	247,857
		4,521,714
	Shares	Value
New Zealand-0.21%
Auckland International Airport Ltd.	9,867	$44,040
Contact Energy Ltd.	4,896	25,768
Fisher & Paykel Healthcare Corp. Ltd.	3,439	69,311
Infratil Ltd.	5,569	34,873
Meridian Energy Ltd.	7,908	25,718
Xero Ltd.(b)	853	89,734
		289,444
Norway-0.45%
Aker BP ASA	1,854	39,929
DNB Bank ASA	5,254	131,764
Equinor ASA	4,916	111,636
Gjensidige Forsikring ASA	1,200	28,169
Kongsberg Gruppen ASA	516	83,400
Mowi ASA	2,731	50,239
Norsk Hydro ASA	8,517	45,323
Orkla ASA	4,237	47,405
SalMar ASA	372	18,442
Telenor ASA	3,613	54,442
		610,749
Poland-0.02%
InPost S.A.(b)	1,367	23,171
Portugal-0.11%
EDP S.A.	18,411	72,820
Galp Energia SGPS S.A.	2,448	38,059
Jeronimo Martins SGPS S.A.	1,661	40,339
		151,218
Singapore-1.24%
CapitaLand Ascendas REIT	21,929	44,698
CapitaLand Integrated Commercial Trust	34,238	56,363
CapitaLand Investment Ltd.	14,366	30,287
DBS Group Holdings Ltd.	11,644	378,420
Genting Singapore Ltd.	36,888	20,924
Grab Holdings Ltd., Class A(b)	14,114	68,876
Keppel Ltd.	8,835	44,433
Oversea-Chinese Banking Corp. Ltd.	19,841	245,623
Sea Ltd., ADR(b)	2,248	301,345
Sembcorp Industries Ltd.	5,427	27,459
Singapore Airlines Ltd.	8,706	44,692
Singapore Exchange Ltd.	5,043	55,494
Singapore Technologies Engineering Ltd.	9,181	52,148
Singapore Telecommunications Ltd.	43,562	126,072
United Overseas Bank Ltd.	7,427	197,313
		1,694,147
South Africa-0.15%
Anglo American PLC	7,455	203,968
South Korea-0.02%
Delivery Hero SE(b)(c)	1,143	32,415
Spain-2.35%
Acciona S.A.	152	22,226
ACS Actividades de Construccion y Servicios S.A.	1,046	65,763
Aena SME S.A.(c)	440	110,916
Amadeus IT Group S.A.	2,643	208,755
Banco Bilbao Vizcaya Argentaria S.A.	33,814	465,663
Banco de Sabadell S.A.	31,918	93,450
Banco Santander S.A.	88,901	628,094
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Spain-(continued)
CaixaBank S.A.	23,153	$178,060
Cellnex Telecom S.A.(c)	3,109	126,252
EDP Renovaveis S.A.	1,851	17,394
EDP Renovaveis S.A., Rts., expiring 05/05/2025(a)(b)	1,790	183
Endesa S.A.	1,864	56,173
Grifols S.A.(b)	1,837	17,454
Iberdrola S.A.	34,185	618,336
Industria de Diseno Textil S.A.	6,400	345,345
Redeia Corp. S.A.	2,381	50,102
Repsol S.A.	6,791	83,297
Telefonica S.A.	23,287	120,043
		3,207,506
Sweden-2.81%
Addtech AB, Class B	1,525	51,414
Alfa Laval AB(a)	1,698	70,576
Assa Abloy AB, Class B	5,881	178,893
Atlas Copco AB, Class A	15,759	244,450
Atlas Copco AB, Class B	9,158	127,437
Beijer Ref AB(a)	2,207	33,736
Boliden AB(b)	1,605	49,282
Epiroc AB, Class A	3,867	83,840
Epiroc AB, Class B	2,288	44,967
EQT AB	2,185	63,276
Essity AB, Class B	3,580	103,751
Evolution AB(c)	932	64,702
Fastighets AB Balder, Class B(a)(b)	4,045	29,139
H & M Hennes & Mauritz AB, Class B(a)	3,323	48,255
Hexagon AB, Class B	12,181	118,806
Holmen AB, Class B(a)	458	18,148
Industrivarden AB, Class A	735	25,885
Industrivarden AB, Class C(a)	925	32,552
Indutrade AB	1,657	44,924
Investment AB Latour, Class B(a)	921	24,908
Investor AB, Class B	10,155	301,520
L E Lundbergforetagen AB, Class B	458	24,218
Lifco AB, Class B	1,383	53,657
NIBE Industrier AB, Class B(a)	9,204	39,333
Saab AB, Class B(a)	1,879	87,682
Sagax AB, Class B(a)	1,306	29,748
Sandvik AB(a)	6,256	129,427
Securitas AB, Class B(a)	2,962	47,038
Skandinaviska Enskilda Banken AB, Class A(a)	9,310	148,044
Skanska AB, Class B	2,029	47,248
SKF AB, Class B	2,029	39,856
Spotify Technology S.A.(b)	942	578,369
Svenska Cellulosa AB S.C.A., Class B(a)	3,560	46,131
Svenska Handelsbanken AB, Class A	8,558	112,262
Swedbank AB, Class A	4,981	124,611
Swedish Orphan Biovitrum AB, Class B(b)	1,197	36,484
Tele2 AB, Class B	3,238	47,876
Telefonaktiebolaget LM Ericsson, Class B	16,298	137,969
Telia Co. AB	13,842	52,108
Trelleborg AB, Class B	1,288	44,507
Volvo AB, Class B	9,320	253,892
		3,840,921
Switzerland-5.99%
ABB Ltd.	9,279	492,178
	Shares	Value
Switzerland-(continued)
Avolta AG	516	$23,616
Baloise Holding AG	242	54,074
Banque Cantonale Vaudoise(a)	182	22,498
Barry Callebaut AG(a)	18	16,208
BKW AG	126	25,372
Chocoladefabriken Lindt & Spruengli AG, PC(a)	12	175,654
Cie Financiere Richemont S.A.	3,154	559,770
DSM-Firmenich AG	1,091	118,927
EMS-Chemie Holding AG	41	30,362
Galderma Group AG, Class A	503	58,677
Geberit AG	196	136,368
Givaudan S.A.	54	261,657
Helvetia Holding AG	218	48,301
Julius Baer Group Ltd.	1,209	78,745
Kuehne + Nagel International AG, Class R	283	65,460
Logitech International S.A., Class R	892	68,080
Lonza Group AG	424	305,983
Nestle S.A.	15,372	1,643,323
Partners Group Holding AG	133	175,030
Roche Holding AG	4,122	1,353,743
Roche Holding AG, BR	184	64,290
Sandoz Group AG(a)	2,452	106,821
Schindler Holding AG	128	45,580
Schindler Holding AG, PC	239	87,796
SGS S.A.	889	87,201
SIG Group AG(b)	1,840	35,649
Sika AG	894	224,396
Sonova Holding AG, Class A	294	90,776
Straumann Holding AG	655	80,218
Swatch Group AG (The), BR(a)	173	30,154
Swiss Life Holding AG	169	169,479
Swiss Prime Site AG(a)	459	65,005
Swisscom AG	152	101,810
Temenos AG	340	24,461
UBS Group AG	19,297	588,334
VAT Group AG(c)	158	57,286
Zurich Insurance Group AG	859	611,933
		8,185,215
United Kingdom-9.72%
3i Group PLC	5,711	324,491
Admiral Group PLC	1,528	66,606
Ashtead Group PLC	2,559	137,298
Associated British Foods PLC	1,924	53,155
AstraZeneca PLC	9,097	1,306,231
Auto Trader Group PLC(c)	5,212	58,688
Aviva PLC	15,710	117,971
BAE Systems PLC	17,659	410,304
Barclays PLC	84,601	337,779
Barratt Redrow PLC	8,088	50,536
British American Tobacco PLC	11,661	509,077
BT Group PLC	37,972	88,330
Bunzl PLC	1,940	61,101
Centrica PLC	29,791	63,927
Coca-Cola Europacific Partners PLC(a)	1,259	114,242
Compass Group PLC	9,959	336,522
Croda International PLC	778	30,780
DCC PLC	601	39,368
Diageo PLC	13,055	367,415
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Entain PLC	3,686	$31,582
Haleon PLC	53,117	267,879
Halma PLC	2,227	82,387
HSBC Holdings PLC	104,864	1,171,590
Imperial Brands PLC	4,652	191,315
Informa PLC	7,805	76,418
InterContinental Hotels Group PLC	930	99,464
Intertek Group PLC	947	58,291
J Sainsbury PLC	10,119	36,045
JD Sports Fashion PLC	15,824	16,697
Kingfisher PLC	10,638	40,979
Land Securities Group PLC	4,321	34,318
Legal & General Group PLC	34,576	109,128
Lloyds Banking Group PLC	355,647	350,202
London Stock Exchange Group PLC	2,806	437,910
M&G PLC	13,799	38,377
Marks & Spencer Group PLC	12,036	62,686
Melrose Industries PLC	7,543	43,949
National Grid PLC	28,703	415,235
NatWest Group PLC	44,893	289,415
Next PLC	689	113,925
Pearson PLC	3,518	56,525
Phoenix Group Holdings PLC	4,237	33,974
Reckitt Benckiser Group PLC	4,025	260,385
RELX PLC	10,911	596,810
Rentokil Initial PLC	14,812	68,011
Rolls-Royce Holdings PLC	49,899	506,238
Sage Group PLC (The)	5,882	97,735
Schroders PLC	4,876	21,533
Segro PLC	7,541	68,752
Severn Trent PLC	1,585	59,090
Shell PLC	35,762	1,156,700
Smith & Nephew PLC	4,874	68,744
Smiths Group PLC	2,011	50,226
Spirax Group PLC	432	34,125
SSE PLC	6,474	146,292
Standard Chartered PLC	12,067	174,195
Tesco PLC	39,550	196,174
Unilever PLC	14,538	927,717
United Utilities Group PLC	4,001	60,288
Vodafone Group PLC	119,306	117,506
Whitbread PLC	1,035	36,027
Wise PLC, Class A(b)	3,909	51,387
WPP PLC	6,329	49,176
		13,279,223
United States-3.46%
Alcon AG	2,932	286,123
BP PLC	94,587	437,728
CyberArk Software Ltd.(b)	284	100,013
Experian PLC	5,396	269,061
Ferrovial SE	2,782	136,180
GSK PLC	24,320	482,198
Holcim AG(b)	3,058	343,222
Monday.com Ltd.(b)	226	63,504
Novartis AG	11,564	1,324,737
Oracle Corp.	236	28,440
QIAGEN N.V.(b)	1,265	54,475
Sanofi S.A.	6,670	732,156
Stellantis N.V.	11,894	111,060
	Shares	Value
United States-(continued)
Swiss Re AG	1,770	$319,115
Tenaris S.A.	2,471	41,346
		4,729,358
Total Common Stocks & Other Equity Interests (Cost $97,981,539)		104,161,728
	Principal Amount
Equity Linked Notes-4.28%
Canada-1.20%
Bank of Montreal (iShares MSCI EAFE ETF), 154.29%, 05/08/2025(c)	270,000	196,400
Bank of Montreal (iShares MSCI EAFE ETF), 147.27%, 05/21/2025(c)	348,000	343,381
Royal Bank of Canada (iShares MSCI EAFE ETF), 161.86%, 05/09/2025(c)	527,000	491,291
Royal Bank of Canada (iShares MSCI EAFE ETF), 129.38%, 05/16/2025(c)	323,000	301,402
Toronto-Dominion Bank (The) (iShares MSCI EAFE ETF), 145.00%, 05/23/2025(c)	309,000	311,339
		1,643,813
United States-3.08%
Citigroup Global Markets Holdings, Inc. (iShares MSCI EAFE ETF), 130.45%, 05/15/2025(c)	333,000	303,635
Citigroup Global Markets Holdings, Inc. (iShares MSCI EAFE ETF), 119.95%, 05/19/2025(c)	323,000	301,662
Citigroup Global Markets Holdings, Inc. (iShares MSCI EAFE ETF), 176.00%, 05/20/2025(c)	487,000	444,815
Citigroup Global Markets Holdings, Inc. (iShares MSCI EAFE ETF), 129.31%, 05/28/2025(c)	481,000	478,679
Goldman Sachs Group, Inc. (The) (iShares MSCI EAFE ETF), 141.39%, 05/12/2025(c)	438,000	388,812
Goldman Sachs Group, Inc. (The) (iShares MSCI EAFE ETF), 140.23%, 05/13/2025(c)	438,000	388,578
J.P. Morgan Chase & Co. (iShares MSCI EAFE ETF), 135.52%, 05/07/2025	298,000	289,771
J.P. Morgan Chase & Co. (iShares MSCI EAFE ETF), 154.67%, 05/22/2025	222,000	219,630
J.P. Morgan Structured Products B.V. (iShares MSCI EAFE ETF), 114.22%, 05/29/2025(c)	522,000	522,000
Wells Fargo Bank N.A. (iShares MSCI EAFE ETF), 154.29%, 05/14/2025(c)	418,000	382,977
Wells Fargo Bank N.A. (iShares MSCI EAFE ETF), 131.07%, 05/27/2025(c)	481,000	480,498
		4,201,057
Total Equity Linked Notes (Cost $6,218,000)		5,844,870
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Money Market Funds-16.41%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.26%(d)(e) (Cost $22,410,493)	22,410,493	$22,410,493
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-96.94% (Cost $126,610,032)		132,417,091
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.53%
Invesco Private Government Fund, 4.32%(d)(e)(f)	956,517	956,517
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	2,494,815	$2,495,314
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,452,008)		3,451,831
TOTAL INVESTMENTS IN SECURITIES-99.47% (Cost $130,062,040)		135,868,922
OTHER ASSETS LESS LIABILITIES-0.53%		723,833
NET ASSETS-100.00%		$136,592,755

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
ETF-Exchange-Traded Fund
PC-Participation Certificate
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $6,637,184, which represented 4.86% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,563,266	$8,771,419	$(33,334,685)	$-	$-	$-	$384,022
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	26,123,635	(3,713,142)	-	-	22,410,493	74,523
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	79,384	2,881,958	(2,004,825)	-	-	956,517	11,973 *
Invesco Private Prime Fund	207,437	7,155,447	(4,867,317)	(177)	(76)	2,495,314	31,953 *
Total	$24,850,087	$44,932,459	$(43,919,969)	$(177)	$(76)	$25,862,324	$502,471

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
April 30, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ Income Advantage ETF (QQA)
April 30, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-76.98%
Advertising-0.13%
Trade Desk, Inc. (The), Class A(b)	4,946	$265,254
Aerospace & Defense-0.25%
Axon Enterprise, Inc.(b)	839	514,559
Apparel Retail-0.24%
Ross Stores, Inc.	3,655	508,045
Apparel, Accessories & Luxury Goods-0.17%
lululemon athletica, inc.(b)	1,279	346,315
Application Software-6.32%
Adobe, Inc.(b)	4,778	1,791,654
ANSYS, Inc.(b)	979	315,120
AppLovin Corp., Class A(b)	3,398	915,115
Atlassian Corp., Class A(b)	1,809	413,013
Autodesk, Inc.(b)	2,371	650,247
Cadence Design Systems, Inc.(b)	3,016	897,984
Datadog, Inc., Class A(b)	3,487	356,232
Intuit, Inc.	3,083	1,934,490
MicroStrategy, Inc., Class A(b)	2,623	997,029
Palantir Technologies, Inc., Class A(b)	24,729	2,928,903
Roper Technologies, Inc.	1,182	662,015
Synopsys, Inc.(b)	1,709	784,448
Workday, Inc., Class A(b)	2,357	577,465
		13,223,715
Automobile Manufacturers-2.19%
Tesla, Inc.(b)	16,237	4,581,432
Automotive Retail-0.43%
O’Reilly Automotive, Inc.(b)	632	894,406
Biotechnology-2.63%
Amgen, Inc.	5,891	1,713,810
Biogen, Inc.(b)	1,586	192,033
Gilead Sciences, Inc.	13,676	1,457,041
Regeneron Pharmaceuticals, Inc.	1,188	711,327
Vertex Pharmaceuticals, Inc.(b)	2,827	1,440,356
		5,514,567
Broadline Retail-5.16%
Amazon.com, Inc.(b)	47,363	8,734,684
MercadoLibre, Inc. (Brazil)(b)	556	1,295,953
PDD Holdings, Inc., ADR (China)(b)	7,332	774,039
		10,804,676
Cable & Satellite-0.97%
Charter Communications, Inc., Class A(b)	1,560	611,302
Comcast Corp., Class A	41,476	1,418,479
		2,029,781
Cargo Ground Transportation-0.17%
Old Dominion Freight Line, Inc.	2,361	361,894
Communications Equipment-1.21%
Cisco Systems, Inc.	43,769	2,526,784
Construction Machinery & Heavy Transportation Equipment-0.25%
PACCAR, Inc.	5,763	519,880
Consumer Staples Merchandise Retail-2.32%
Costco Wholesale Corp.	4,875	4,848,188
	Shares	Value
Diversified Support Services-0.76%
Cintas Corp.	4,417	$934,991
Copart, Inc.(b)	10,609	647,467
		1,582,458
Electric Utilities-1.13%
American Electric Power Co., Inc.(c)	5,860	634,872
Constellation Energy Corp.	3,452	771,315
Exelon Corp.	11,065	518,948
Xcel Energy, Inc.(c)	6,318	446,683
		2,371,818
Health Care Equipment-1.47%
DexCom, Inc.(b)	4,300	306,934
GE HealthCare Technologies, Inc.	5,030	353,760
IDEXX Laboratories, Inc.(b)	901	389,818
Intuitive Surgical, Inc.(b)	3,922	2,022,967
		3,073,479
Hotels, Resorts & Cruise Lines-1.50%
Airbnb, Inc., Class A(b)	4,762	580,583
Booking Holdings, Inc.	362	1,845,939
Marriott International, Inc., Class A	3,030	722,898
		3,149,420
Human Resource & Employment Services-0.92%
Automatic Data Processing, Inc.(c)	4,480	1,346,688
Paychex, Inc.(c)	3,951	581,271
		1,927,959
Industrial Conglomerates-0.72%
Honeywell International, Inc.	7,145	1,504,023
Industrial Gases-1.13%
Linde PLC	5,205	2,359,062
Interactive Home Entertainment-0.41%
Electronic Arts, Inc.	2,868	416,118
Take-Two Interactive Software, Inc.(b)	1,929	450,074
		866,192
Interactive Media & Services-6.43%
Alphabet, Inc., Class A	26,077	4,141,028
Alphabet, Inc., Class C	24,564	3,952,102
Meta Platforms, Inc., Class A	9,790	5,374,710
		13,467,840
Internet Services & Infrastructure-0.07%
MongoDB, Inc.(b)	817	140,663
IT Consulting & Other Services-0.19%
Cognizant Technology Solutions Corp., Class A	5,470	402,428
Movies & Entertainment-2.65%
Netflix, Inc.(b)	4,696	5,314,557
Warner Bros. Discovery, Inc.(b)	26,999	234,082
		5,548,639
Oil & Gas Equipment & Services-0.18%
Baker Hughes Co., Class A(c)	10,891	385,541
Oil & Gas Exploration & Production-0.20%
Diamondback Energy, Inc.	3,188	420,848
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ Income Advantage ETF (QQA)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Packaged Foods & Meats-0.64%
Kraft Heinz Co. (The)	13,131	$382,112
Mondelez International, Inc., Class A	14,218	968,672
		1,350,784
Pharmaceuticals-0.22%
AstraZeneca PLC, ADR (United Kingdom)	6,408	460,030
Rail Transportation-0.28%
CSX Corp.	20,824	584,530
Real Estate Services-0.16%
CoStar Group, Inc.(b)(c)	4,502	333,913
Research & Consulting Services-0.22%
Verisk Analytics, Inc.	1,555	460,949
Restaurants-0.88%
DoorDash, Inc., Class A(b)	4,331	835,406
Starbucks Corp.	12,456	997,103
		1,832,509
Semiconductor Materials & Equipment-1.94%
Applied Materials, Inc.	8,943	1,347,799
ASML Holding N.V., New York Shares (Netherlands)	996	665,408
KLA Corp.	1,462	1,027,333
Lam Research Corp.	14,123	1,012,195
		4,052,735
Semiconductors-13.65%
Advanced Micro Devices, Inc.(b)	17,841	1,736,821
Analog Devices, Inc.	5,468	1,065,823
ARM Holdings PLC, ADR(b)(c)	1,445	164,802
Broadcom, Inc.	34,643	6,667,738
GLOBALFOUNDRIES, Inc.(b)	6,067	212,770
Intel Corp.	47,615	957,062
Marvell Technology, Inc.	9,519	555,624
Microchip Technology, Inc.	5,891	271,457
Micron Technology, Inc.(c)	12,251	942,715
NVIDIA Corp.	109,060	11,878,815
NXP Semiconductors N.V. (Netherlands)	2,775	511,460
ON Semiconductor Corp.(b)	4,679	185,756
QUALCOMM, Inc.	12,166	1,806,164
Texas Instruments, Inc.	10,008	1,601,781
		28,558,788
Soft Drinks & Non-alcoholic Beverages-1.75%
Coca-Cola Europacific Partners PLC (United Kingdom)	5,054	458,600
Keurig Dr Pepper, Inc.(c)	14,925	516,256
Monster Beverage Corp.(b)	10,705	643,584
PepsiCo, Inc.	15,088	2,045,631
		3,664,071
Systems Software-8.05%
CrowdStrike Holdings, Inc., Class A(b)	2,567	1,100,909
Fortinet, Inc.(b)	8,449	876,668
Microsoft Corp.	33,223	13,131,723
Palo Alto Networks, Inc.(b)(c)	7,271	1,359,168
Zscaler, Inc.(b)(c)	1,673	378,383
		16,846,851
Technology Distributors-0.11%
CDW Corp.	1,466	235,381
	Shares	Value
Technology Hardware, Storage & Peripherals-6.82%
Apple, Inc.	67,139	$14,267,038
Trading Companies & Distributors-0.24%
Fastenal Co.	6,309	510,840
Transaction & Payment Processing Services-0.34%
PayPal Holdings, Inc.(b)	10,882	716,471
Wireless Telecommunication Services-1.48%
T-Mobile US, Inc.	12,553	3,099,963
Total Common Stocks & Other Equity Interests (Cost $161,626,561)		161,114,719
	Principal Amount
Equity Linked Notes-5.58%
Diversified Banks-5.58%
Bank of Montreal (NASDAQ 100 Stock Index), 197.14%, 05/12/2025	$1,140,000	1,174,458
Bank of Montreal (NASDAQ 100 Stock Index), 210.00%, 05/15/2025	672,000	631,637
Bank of Montreal (NASDAQ 100 Stock Index), 207.23%, 05/16/2025	672,000	630,802
Bank of Montreal (NASDAQ 100 Stock Index), 0.00%, 05/27/2025(d)	866,000	881,499
Bank of Montreal (NASDAQ 100 Stock Index), 201.91%, 05/28/2025(e)	691,000	700,257
Barclays Bank PLC (NASDAQ 100 Stock Index), 232.00%, 05/21/2025(e)	386,000	362,004
BNP Paribas Issuance B.V. (NASDAQ 100 Stock Index), 253.87%, 05/09/2025	461,000	453,045
BNP Paribas Issuance B.V. (NASDAQ 100 Stock Index), 217.91%, 05/06/2025(e)	832,000	623,970
BNP Paribas Issuance B.V. (NASDAQ 100 Stock Index), 257.11%, 05/08/2025(e)	461,000	452,896
Citigroup Global Markets Holdings, Inc. (NASDAQ 100 Stock Index), 182.95%, 05/07/2025(e)	662,000	681,667
Citigroup Global Markets Holdings, Inc. (NASDAQ 100 Stock Index), 203.23%, 05/29/2025(e)	756,000	752,599
J.P. Morgan Chase & Co. (NASDAQ 100 Stock Index), 0.00%, 05/13/2025(d)	1,048,000	1,060,890
J.P. Morgan Chase & Co. (NASDAQ 100 Stock Index), 0.00%, 05/20/2025(d)	650,000	578,976
J.P. Morgan Structured Products B.V. (NASDAQ 100 Stock Index), 164.80%, 05/19/2025(e)	441,000	408,264
Mizuho Markets Cayman L.P. (NASDAQ 100 Stock Index), 209.70%, 05/23/2025(e)	941,000	963,778
Royal Bank of Canada (NASDAQ 100 Stock Index), 171.19%, 05/14/2025	851,000	844,377
Royal Bank of Canada (NASDAQ 100 Stock Index), 216.95%, 05/22/2025(e)	484,000	474,854
		11,675,973
Total Equity Linked Notes (Cost $12,014,000)		11,675,973
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ Income Advantage ETF (QQA)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Money Market Funds-18.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.26%(f)(g) (Cost $37,921,414)	37,921,414	$37,921,414
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.68% (Cost $211,561,975)		210,712,106
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.52%
Invesco Private Government Fund, 4.32%(f)(g)(h)	1,461,573	1,461,573
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(f)(g)(h)	3,804,714	$3,805,475
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,267,048)		5,267,048
TOTAL INVESTMENTS IN SECURITIES-103.20% (Cost $216,829,023)		215,979,154
OTHER ASSETS LESS LIABILITIES-(3.20)%		(6,704,116)
NET ASSETS-100.00%		$209,275,038

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $5,420,289, which represented 2.59% of the Fund’s Net Assets.

(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,679,350	$29,744,118	$(54,423,468)	$-	$-	$-	$537,773
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	43,261,652	(5,340,238)	-	-	37,921,414	136,471
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	89,525	13,379,464	(12,007,416)	-	-	1,461,573	17,311 *
Invesco Private Prime Fund	504,696	27,610,850	(24,309,887)	2	(186)	3,805,475	44,862 *
Total	$25,273,571	$113,996,084	$(96,081,009)	$2	$(186)	$43,188,462	$736,417

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)
April 30, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-54.54%
Communication Services-5.08%
Alphabet, Inc., Class A	6,688	$1,062,054
Alphabet, Inc., Class C	5,421	872,185
AT&T, Inc.	8,231	227,999
Charter Communications, Inc., Class A(b)	111	43,496
Comcast Corp., Class A	4,325	147,915
Electronic Arts, Inc.	272	39,464
Fox Corp., Class A	250	12,448
Fox Corp., Class B	151	6,982
Interpublic Group of Cos., Inc. (The)	427	10,726
Live Nation Entertainment, Inc.(b)	180	23,841
Match Group, Inc.	288	8,542
Meta Platforms, Inc., Class A	2,511	1,378,539
Netflix, Inc.(b)	490	554,543
News Corp., Class A	433	11,743
News Corp., Class B	128	4,022
Omnicom Group, Inc.	225	17,136
Paramount Global, Class B	682	8,007
Take-Two Interactive Software, Inc.(b)	188	43,864
TKO Group Holdings, Inc.	76	12,381
T-Mobile US, Inc.	550	135,823
Verizon Communications, Inc.	4,827	212,678
Walt Disney Co. (The)	2,073	188,539
Warner Bros. Discovery, Inc.(b)	2,560	22,195
		5,045,122
Consumer Discretionary-5.64%
Airbnb, Inc., Class A(b)	496	60,472
Amazon.com, Inc.(b)	10,815	1,994,502
Aptiv PLC (Jersey)(b)	263	15,007
AutoZone, Inc.(b)	19	71,489
Best Buy Co., Inc.	223	14,872
Booking Holdings, Inc.	38	193,773
Caesars Entertainment, Inc.(b)	244	6,603
CarMax, Inc.(b)	176	11,382
Carnival Corp.(b)	1,201	22,026
Chipotle Mexican Grill, Inc.(b)	1,554	78,508
D.R. Horton, Inc.	325	41,061
Darden Restaurants, Inc.	134	26,886
Deckers Outdoor Corp.(b)	174	19,284
Domino’s Pizza, Inc.	40	19,615
DoorDash, Inc., Class A(b)	389	75,034
eBay, Inc.	549	37,420
Expedia Group, Inc.	141	22,127
Ford Motor Co.	4,463	44,675
Garmin Ltd.	176	32,889
General Motors Co.	1,141	51,619
Genuine Parts Co.	159	18,690
Hasbro, Inc.	150	9,285
Hilton Worldwide Holdings, Inc.	276	62,233
Home Depot, Inc. (The)	1,139	410,598
Las Vegas Sands Corp.	394	14,448
Lennar Corp., Class A	268	29,107
LKQ Corp.	298	11,387
Lowe’s Cos., Inc.	647	144,643
lululemon athletica, inc.(b)	128	34,659
Marriott International, Inc., Class A	262	62,508
McDonald’s Corp.	822	262,752
	Shares	Value
Consumer Discretionary-(continued)
MGM Resorts International(b)	257	$8,085
Mohawk Industries, Inc.(b)	60	6,381
NIKE, Inc., Class B	1,354	76,366
Norwegian Cruise Line Holdings Ltd.(b)	504	8,079
NVR, Inc.(b)	3	21,377
O’Reilly Automotive, Inc.(b)	66	93,403
Pool Corp.	44	12,898
PulteGroup, Inc.	232	23,799
Ralph Lauren Corp.	46	10,348
Ross Stores, Inc.	378	52,542
Royal Caribbean Cruises Ltd.	284	61,034
Starbucks Corp.	1,302	104,225
Tapestry, Inc.	237	16,744
Tesla, Inc.(b)	3,209	905,451
TJX Cos., Inc. (The)	1,289	165,869
Tractor Supply Co.	613	31,030
Ulta Beauty, Inc.(b)	53	20,969
Williams-Sonoma, Inc.	141	21,780
Wynn Resorts Ltd.	103	8,272
Yum! Brands, Inc.	320	48,141
		5,596,347
Consumer Staples-3.36%
Altria Group, Inc.	1,943	114,928
Archer-Daniels-Midland Co.	549	26,215
Brown-Forman Corp., Class B	209	7,282
Bunge Global S.A.	153	12,044
Church & Dwight Co., Inc.	282	28,014
Clorox Co. (The)	141	20,064
Coca-Cola Co. (The)	4,439	322,049
Colgate-Palmolive Co.	931	85,829
Conagra Brands, Inc.	547	13,516
Constellation Brands, Inc., Class A	178	33,382
Costco Wholesale Corp.	509	506,201
Dollar General Corp.	252	23,610
Dollar Tree, Inc.(b)	232	18,971
Estee Lauder Cos., Inc. (The), Class A	269	16,129
General Mills, Inc.	632	35,860
Hershey Co. (The)	169	28,255
Hormel Foods Corp.	334	9,987
J.M. Smucker Co. (The)	122	14,185
Kellanova	308	25,493
Kenvue, Inc.	2,198	51,873
Keurig Dr Pepper, Inc.	1,369	47,354
Kimberly-Clark Corp.	380	50,076
Kraft Heinz Co. (The)	1,000	29,100
Kroger Co. (The)	763	55,096
Lamb Weston Holdings, Inc.	164	8,661
McCormick & Co., Inc.	290	22,231
Molson Coors Beverage Co., Class B	197	11,333
Mondelez International, Inc., Class A	1,483	101,037
Monster Beverage Corp.(b)	803	48,276
PepsiCo, Inc.	1,573	213,267
Philip Morris International, Inc.	1,783	305,535
Procter & Gamble Co. (The)	2,689	437,151
Sysco Corp.	561	40,055
Target Corp.	525	50,768
The Campbell’s Company	226	8,240
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Tyson Foods, Inc., Class A	328	$20,087
Walgreens Boots Alliance, Inc.	822	9,017
Walmart, Inc.	4,974	483,722
		3,334,893
Energy-1.73%
APA Corp.	424	6,589
Baker Hughes Co., Class A	1,135	40,179
Chevron Corp.	1,916	260,691
ConocoPhillips	1,463	130,382
Coterra Energy, Inc.	844	20,729
Devon Energy Corp.	753	22,899
Diamondback Energy, Inc.	214	28,250
EOG Resources, Inc.	645	71,163
EQT Corp.	684	33,817
Expand Energy Corp.	241	25,040
Exxon Mobil Corp.	4,991	527,199
Halliburton Co.	995	19,721
Hess Corp.	317	40,909
Kinder Morgan, Inc.	2,217	58,307
Marathon Petroleum Corp.	362	49,742
Occidental Petroleum Corp.	775	30,543
ONEOK, Inc.	711	58,416
Phillips 66	474	49,324
Schlumberger N.V.	1,606	53,399
Targa Resources Corp.	250	42,725
Texas Pacific Land Corp.	22	28,355
Valero Energy Corp.	363	42,141
Williams Cos., Inc. (The)	1,398	81,881
		1,722,401
Financials-7.89%
Aflac, Inc.	568	61,730
Allstate Corp. (The)	304	60,311
American Express Co.	636	169,437
American International Group, Inc.	680	55,434
Ameriprise Financial, Inc.	110	51,812
Aon PLC, Class A	248	87,988
Apollo Global Management, Inc.	513	70,014
Arch Capital Group Ltd.	430	38,992
Arthur J. Gallagher & Co.	292	93,641
Assurant, Inc.	59	11,372
Bank of America Corp.	7,592	302,769
Bank of New York Mellon Corp. (The)	823	66,177
Berkshire Hathaway, Inc., Class B(b)	2,102	1,120,891
BlackRock, Inc.	167	152,681
Blackstone, Inc., Class A	839	110,505
Brown & Brown, Inc.	272	30,083
Capital One Financial Corp.	437	78,774
Cboe Global Markets, Inc.	120	26,616
Charles Schwab Corp. (The)	1,954	159,056
Chubb Ltd.	427	122,156
Cincinnati Financial Corp.	179	24,919
Citigroup, Inc.	2,152	147,154
Citizens Financial Group, Inc.	501	18,482
CME Group, Inc., Class A	413	114,434
Corpay, Inc.(b)	80	26,030
Discover Financial Services	288	52,609
Erie Indemnity Co., Class A	29	10,400
Everest Group Ltd.	49	17,583
FactSet Research Systems, Inc.	44	19,018
	Shares	Value
Financials-(continued)
Fidelity National Information Services, Inc.	607	$47,880
Fifth Third Bancorp	768	27,602
Fiserv, Inc.(b)	652	120,340
Franklin Resources, Inc.	355	6,660
Global Payments, Inc.	284	21,672
Globe Life, Inc.	96	11,841
Goldman Sachs Group, Inc. (The)	358	196,023
Hartford Insurance Group, Inc. (The)	330	40,481
Huntington Bancshares, Inc.	1,667	24,222
Intercontinental Exchange, Inc.	659	110,692
Invesco Ltd.(c)	514	7,160
Jack Henry & Associates, Inc.	84	14,568
JPMorgan Chase & Co.	3,206	784,252
KeyCorp	1,142	16,947
KKR & Co., Inc., Class A	774	88,445
Loews Corp.	203	17,626
M&T Bank Corp.	190	32,254
MarketAxess Holdings, Inc.	43	9,528
Marsh & McLennan Cos., Inc.	563	126,940
Mastercard, Inc., Class A	934	511,888
MetLife, Inc.	664	50,046
Moody’s Corp.	177	80,202
Morgan Stanley	1,419	163,781
MSCI, Inc.	89	48,515
Nasdaq, Inc.	475	36,200
Northern Trust Corp.	225	21,145
PayPal Holdings, Inc.(b)	1,134	74,663
PNC Financial Services Group, Inc. (The)	454	72,953
Principal Financial Group, Inc.	241	17,870
Progressive Corp. (The)	672	189,329
Prudential Financial, Inc.	406	41,700
Raymond James Financial, Inc.	211	28,915
Regions Financial Corp.	1,042	21,267
S&P Global, Inc.	361	180,518
State Street Corp.	331	29,161
Synchrony Financial	446	23,170
T. Rowe Price Group, Inc.	255	22,580
Travelers Cos., Inc. (The)	260	68,674
Truist Financial Corp.	1,509	57,855
U.S. Bancorp	1,789	72,168
Visa, Inc., Class A	1,976	682,708
W.R. Berkley Corp.	344	24,661
Wells Fargo & Co.	3,771	267,779
Willis Towers Watson PLC	114	35,089
		7,829,038
Health Care-5.91%
Abbott Laboratories	1,989	260,062
AbbVie, Inc.	2,024	394,882
Agilent Technologies, Inc.	327	35,185
Align Technology, Inc.(b)	80	13,864
Amgen, Inc.	616	179,207
Baxter International, Inc.	585	18,235
Becton, Dickinson and Co.	329	68,133
Biogen, Inc.(b)	168	20,341
Bio-Techne Corp.	181	9,113
Boston Scientific Corp.(b)	1,690	173,850
Bristol-Myers Squibb Co.	2,327	116,815
Cardinal Health, Inc.	277	39,137
Cencora, Inc.	198	57,949
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Centene Corp.(b)	569	$34,055
Charles River Laboratories International, Inc.(b)	59	6,999
Cigna Group (The)	314	106,773
Cooper Cos., Inc. (The)(b)	229	18,702
CVS Health Corp.	1,446	96,463
Danaher Corp.	734	146,308
DaVita, Inc.(b)	50	7,078
DexCom, Inc.(b)	448	31,978
Edwards Lifesciences Corp.(b)	676	51,031
Elevance Health, Inc.	266	111,874
Eli Lilly and Co.	903	811,752
GE HealthCare Technologies, Inc.	524	36,853
Gilead Sciences, Inc.	1,429	152,246
HCA Healthcare, Inc.	205	70,741
Henry Schein, Inc.(b)	143	9,291
Hologic, Inc.(b)	257	14,957
Humana, Inc.	138	36,189
IDEXX Laboratories, Inc.(b)	94	40,669
Incyte Corp.(b)	184	11,529
Insulet Corp.(b)	80	20,183
Intuitive Surgical, Inc.(b)	409	210,962
IQVIA Holdings, Inc.(b)	192	29,773
Johnson & Johnson	2,761	431,572
Labcorp Holdings, Inc.	96	23,137
McKesson Corp.	144	102,642
Medtronic PLC	1,470	124,597
Merck & Co., Inc.	2,901	247,165
Mettler-Toledo International, Inc.(b)	24	25,694
Moderna, Inc.(b)	388	11,074
Molina Healthcare, Inc.(b)	64	20,929
Pfizer, Inc.	6,498	158,616
Quest Diagnostics, Inc.	127	22,634
Regeneron Pharmaceuticals, Inc.	121	72,450
ResMed, Inc.	168	39,747
Revvity, Inc.	140	13,080
Solventum Corp.(b)	158	10,447
STERIS PLC	113	25,396
Stryker Corp.	394	147,325
Thermo Fisher Scientific, Inc.	439	188,331
UnitedHealth Group, Inc.	1,055	434,069
Universal Health Services, Inc., Class B	67	11,864
Vertex Pharmaceuticals, Inc.(b)	294	149,793
Viatris, Inc.	1,369	11,527
Waters Corp.(b)	68	23,646
West Pharmaceutical Services, Inc.	83	17,537
Zimmer Biomet Holdings, Inc.	228	23,495
Zoetis, Inc.	513	80,233
		5,860,179
Industrials-4.66%
3M Co.	623	86,541
A.O. Smith Corp.	135	9,161
Allegion PLC	100	13,920
AMETEK, Inc.	265	44,939
Automatic Data Processing, Inc.	467	140,380
Axon Enterprise, Inc.(b)	83	50,904
Boeing Co. (The)(b)	860	157,586
Broadridge Financial Solutions, Inc.	134	32,482
Builders FirstSource, Inc.(b)	132	15,791
	Shares	Value
Industrials-(continued)
C.H. Robinson Worldwide, Inc.	136	$12,134
Carrier Global Corp.	926	57,912
Caterpillar, Inc.	548	169,480
Cintas Corp.	393	83,190
Copart, Inc.(b)	1,005	61,335
CSX Corp.	2,211	62,063
Cummins, Inc.	158	46,427
Dayforce, Inc.(b)	182	10,532
Deere & Co.	290	134,432
Delta Air Lines, Inc.	736	30,640
Dover Corp.	157	26,792
Eaton Corp. PLC	453	133,350
Emerson Electric Co.	647	68,006
Equifax, Inc.	142	36,938
Expeditors International of Washington, Inc.	160	17,586
Fastenal Co.	657	53,197
FedEx Corp.	254	53,424
Fortive Corp.	391	27,249
GE Vernova, Inc.	316	117,179
Generac Holdings, Inc.(b)	68	7,778
General Dynamics Corp.	291	79,187
General Electric Co.	1,231	248,096
Honeywell International, Inc.	746	157,033
Howmet Aerospace, Inc.	464	64,301
Hubbell, Inc.	62	22,517
Huntington Ingalls Industries, Inc.	45	10,365
IDEX Corp.	87	15,135
Illinois Tool Works, Inc.	306	73,412
Ingersoll Rand, Inc.	462	34,849
J.B. Hunt Transport Services, Inc.	91	11,883
Jacobs Solutions, Inc.	141	17,456
Johnson Controls International PLC	757	63,512
L3Harris Technologies, Inc.	216	47,524
Leidos Holdings, Inc.	150	22,077
Lennox International, Inc.	37	20,230
Lockheed Martin Corp.	240	114,660
Masco Corp.	243	14,728
Nordson Corp.	62	11,753
Norfolk Southern Corp.	260	58,253
Northrop Grumman Corp.	156	75,894
Old Dominion Freight Line, Inc.	215	32,955
Otis Worldwide Corp.	455	43,803
PACCAR, Inc.	601	54,216
Parker-Hannifin Corp.	148	89,549
Paychex, Inc.	367	53,993
Paycom Software, Inc.	54	12,225
Pentair PLC	189	17,148
Quanta Services, Inc.	169	49,465
Republic Services, Inc.	233	58,425
Rockwell Automation, Inc.	130	32,198
Rollins, Inc.	322	18,396
RTX Corp.	1,527	192,600
Snap-on, Inc.	60	18,829
Southwest Airlines Co.	680	19,013
Stanley Black & Decker, Inc.	177	10,624
Textron, Inc.	209	14,707
Trane Technologies PLC	257	98,511
TransDigm Group, Inc.	64	90,436
Uber Technologies, Inc.(b)	2,395	194,019
Union Pacific Corp.	693	149,452
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
United Airlines Holdings, Inc.(b)	377	$25,945
United Parcel Service, Inc., Class B	839	79,957
United Rentals, Inc.	75	47,359
Veralto Corp.	284	27,236
Verisk Analytics, Inc.	162	48,022
W.W. Grainger, Inc.	51	52,240
Wabtec Corp.	196	36,209
Waste Management, Inc.	419	97,778
Xylem, Inc.	279	33,639
		4,623,162
Information Technology-16.54%
Accenture PLC, Class A (Ireland)	717	214,491
Adobe, Inc.(b)	499	187,115
Advanced Micro Devices, Inc.(b)	1,858	180,876
Akamai Technologies, Inc.(b)	172	13,860
Amphenol Corp., Class A	1,389	106,884
Analog Devices, Inc.	569	110,909
ANSYS, Inc.(b)	100	32,188
Apple, Inc.	17,225	3,660,312
Applied Materials, Inc.	932	140,462
Arista Networks, Inc.(b)	1,184	97,408
Autodesk, Inc.(b)	247	67,740
Broadcom, Inc.	5,375	1,034,526
Cadence Design Systems, Inc.(b)	314	93,490
CDW Corp.	153	24,566
Cisco Systems, Inc.	4,567	263,653
Cognizant Technology Solutions Corp., Class A	567	41,714
Corning, Inc.	884	39,232
CrowdStrike Holdings, Inc., Class A(b)	282	120,941
Dell Technologies, Inc., Class C	358	32,850
Enphase Energy, Inc.(b)	152	6,778
EPAM Systems, Inc.(b)	65	10,199
F5, Inc.(b)	66	17,473
Fair Isaac Corp.(b)	28	55,711
First Solar, Inc.(b)	123	15,476
Fortinet, Inc.(b)	729	75,641
Gartner, Inc.(b)	88	37,055
Gen Digital, Inc.	622	16,091
GoDaddy, Inc., Class A(b)	162	30,509
Hewlett Packard Enterprise Co.	1,506	24,427
HP, Inc.	1,075	27,488
Intel Corp.	4,965	99,797
International Business Machines Corp.	1,060	256,329
Intuit, Inc.	321	201,418
Jabil, Inc.	126	18,467
Juniper Networks, Inc.	380	13,802
Keysight Technologies, Inc.(b)	198	28,789
KLA Corp.	152	106,809
Lam Research Corp.	1,472	105,498
Microchip Technology, Inc.	617	28,431
Micron Technology, Inc.	1,278	98,342
Microsoft Corp.	8,524	3,369,196
Monolithic Power Systems, Inc.	55	32,621
Motorola Solutions, Inc.	192	84,555
NetApp, Inc.	233	20,912
NVIDIA Corp.	28,081	3,058,583
NXP Semiconductors N.V. (Netherlands)	291	53,634
ON Semiconductor Corp.(b)	483	19,175
	Shares	Value
Information Technology-(continued)
Oracle Corp.	1,860	$261,739
Palantir Technologies, Inc., Class A(b)	2,350	278,334
Palo Alto Networks, Inc.(b)	759	141,880
PTC, Inc.(b)	138	21,386
QUALCOMM, Inc.	1,268	188,247
Roper Technologies, Inc.	123	68,890
Salesforce, Inc.	1,097	294,775
Seagate Technology Holdings PLC	243	22,120
ServiceNow, Inc.(b)	236	225,382
Skyworks Solutions, Inc.	184	11,828
Super Micro Computer, Inc.(b)	577	18,383
Synopsys, Inc.(b)	177	81,245
TE Connectivity PLC (Switzerland)	342	50,062
Teledyne Technologies, Inc.(b)	53	24,700
Teradyne, Inc.	187	13,877
Texas Instruments, Inc.	1,044	167,092
Trimble, Inc.(b)	282	17,523
Tyler Technologies, Inc.(b)	49	26,622
VeriSign, Inc.(b)	93	26,237
Western Digital Corp.(b)	399	17,500
Workday, Inc., Class A(b)	245	60,025
Zebra Technologies Corp., Class A(b)	59	14,769
		16,409,039
Materials-1.10%
Air Products and Chemicals, Inc.	255	69,128
Albemarle Corp.	135	7,904
Amcor PLC	2,620	24,104
Avery Dennison Corp.	92	15,742
Ball Corp.	342	17,764
CF Industries Holdings, Inc.	200	15,674
Corteva, Inc.	786	48,724
Dow, Inc.	807	24,686
DuPont de Nemours, Inc.	479	31,609
Eastman Chemical Co.	132	10,164
Ecolab, Inc.	289	72,663
Freeport-McMoRan, Inc.	1,648	59,377
International Flavors & Fragrances, Inc.	293	22,989
International Paper Co.	605	27,636
Linde PLC	546	247,464
LyondellBasell Industries N.V., Class A	297	17,288
Martin Marietta Materials, Inc.	70	36,679
Mosaic Co. (The)	364	11,066
Newmont Corp.	1,305	68,747
Nucor Corp.	269	32,111
Packaging Corp. of America	102	18,932
PPG Industries, Inc.	266	28,957
Sherwin-Williams Co. (The)	266	93,877
Smurfit WestRock PLC	567	23,825
Steel Dynamics, Inc.	162	21,013
Vulcan Materials Co.	151	39,612
		1,087,735
Real Estate-1.23%
Alexandria Real Estate Equities, Inc.	177	12,861
American Tower Corp.	536	120,820
AvalonBay Communities, Inc.	163	34,227
BXP, Inc.	167	10,643
Camden Property Trust	122	13,884
CBRE Group, Inc., Class A(b)	339	41,419
CoStar Group, Inc.(b)	483	35,824
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Crown Castle, Inc.	498	$52,668
Digital Realty Trust, Inc.	363	58,276
Equinix, Inc.	112	96,404
Equity Residential	392	27,542
Essex Property Trust, Inc.	74	20,657
Extra Space Storage, Inc.	243	35,604
Federal Realty Investment Trust	88	8,274
Healthpeak Properties, Inc.	802	14,308
Host Hotels & Resorts, Inc.	802	11,324
Invitation Homes, Inc.	653	22,326
Iron Mountain, Inc.	337	30,219
Kimco Realty Corp.	779	15,564
Mid-America Apartment Communities, Inc.	134	21,393
Prologis, Inc.	1,063	108,639
Public Storage	181	54,378
Realty Income Corp.	1,004	58,091
Regency Centers Corp.	187	13,498
SBA Communications Corp., Class A	123	29,938
Simon Property Group, Inc.	352	55,398
UDR, Inc.	345	14,449
Ventas, Inc.	501	35,110
VICI Properties, Inc.	1,209	38,712
Welltower, Inc.	699	106,660
Weyerhaeuser Co.	832	21,557
		1,220,667
Utilities-1.40%
AES Corp. (The)	815	8,150
Alliant Energy Corp.	294	17,946
Ameren Corp.	309	30,665
American Electric Power Co., Inc.	611	66,196
American Water Works Co., Inc.	223	32,783
Atmos Energy Corp.	182	29,235
CenterPoint Energy, Inc.	747	28,969
CMS Energy Corp.	343	25,262
Consolidated Edison, Inc.	397	44,762
Constellation Energy Corp.	359	80,215
	Shares	Value
Utilities-(continued)
Dominion Energy, Inc.	963	$52,368
DTE Energy Co.	238	32,606
Duke Energy Corp.	890	108,598
Edison International	444	23,758
Entergy Corp.	492	40,920
Evergy, Inc.	264	18,242
Eversource Energy	421	25,041
Exelon Corp.	1,153	54,076
FirstEnergy Corp.	588	25,213
NextEra Energy, Inc.	2,358	157,703
NiSource, Inc.	539	21,080
NRG Energy, Inc.	232	25,422
PG&E Corp.	2,515	41,548
Pinnacle West Capital Corp.	130	12,373
PPL Corp.	847	30,915
Public Service Enterprise Group, Inc.	571	45,640
Sempra	726	53,920
Southern Co. (The)	1,256	115,414
Vistra Corp.	390	50,556
WEC Energy Group, Inc.	364	39,865
Xcel Energy, Inc.	658	46,521
		1,385,962
Total Common Stocks & Other Equity Interests (Cost $54,117,425)		54,114,545
Money Market Funds-99.84%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.26%(c)(d) (Cost $99,068,839)	99,068,839	99,068,839
TOTAL INVESTMENTS IN SECURITIES-154.38% (Cost $153,186,264)		153,183,384
OTHER ASSETS LESS LIABILITIES-(54.38)%		(53,961,256)
NET ASSETS-100.00%		$99,222,128

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco Ltd.	$13,352	$78,175	$(80,117)	$(1,185)	$(3,065)	$7,160	$293
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	23,065,238	587,608,583	(511,604,982)	-	-	99,068,839	785,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
April 30, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$320,258	$10,265,110	$(10,585,368)	$-	$-	$-	$10,527 *
Invesco Private Prime Fund	845,086	21,225,958	(22,063,814)	-	(7,230)	-	28,282 *
Total	$24,243,934	$619,177,826	$(544,334,281)	$(1,185)	$(10,295)	$99,075,999	$824,602

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index	888	May-2025	$21,321,679	$2,203	$2,203
CBOE Volatility Index	695	June-2025	16,377,814	466	466
CBOE Volatility Index	85	July-2025	1,985,889	(932)	(932)
E-Mini S&P 500 Index	19	June-2025	5,307,650	2,098	2,098
Total Futures Contracts				$3,835	$3,835

(a)	Futures contracts collateralized by $3,980 cash held with Merrill Lynch International, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
April 30, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-76.17%
Advertising-0.29%
Interpublic Group of Cos., Inc. (The)	17,313	$434,903
Omnicom Group, Inc.(b)	5,702	434,264
		869,167
Aerospace & Defense-1.96%
Axon Enterprise, Inc.(c)	818	501,679
Boeing Co. (The)(c)	2,873	526,449
General Dynamics Corp.	1,755	477,572
General Electric Co.	2,339	471,402
Howmet Aerospace, Inc.	3,566	494,176
Huntington Ingalls Industries, Inc.	2,379	547,979
L3Harris Technologies, Inc.	2,183	480,304
Lockheed Martin Corp.	988	472,017
Northrop Grumman Corp.	960	467,040
RTX Corp.	3,565	449,653
Textron, Inc.	6,273	441,431
TransDigm Group, Inc.	344	486,096
		5,815,798
Agricultural & Farm Machinery-0.15%
Deere & Co.	968	448,726
Agricultural Products & Services-0.32%
Archer-Daniels-Midland Co.	9,690	462,698
Bunge Global S.A.	6,238	491,055
		953,753
Air Freight & Logistics-0.55%
C.H. Robinson Worldwide, Inc.	4,743	423,171
Expeditors International of Washington, Inc.	3,896	428,209
FedEx Corp.	1,873	393,948
United Parcel Service, Inc., Class B	3,958	377,197
		1,622,525
Apparel Retail-0.34%
Ross Stores, Inc.	3,606	501,234
TJX Cos., Inc. (The)	3,955	508,929
		1,010,163
Apparel, Accessories & Luxury Goods-0.44%
lululemon athletica, inc.(b)(c)	1,441	390,179
Ralph Lauren Corp.	2,025	455,524
Tapestry, Inc.	6,363	449,546
		1,295,249
Application Software-2.11%
Adobe, Inc.(c)	1,040	389,979
ANSYS, Inc.(c)	1,437	462,542
Autodesk, Inc.(c)	1,811	496,667
Cadence Design Systems, Inc.(c)	1,907	567,790
Fair Isaac Corp.(c)	256	509,358
Intuit, Inc.	772	484,407
Palantir Technologies, Inc., Class A(c)	5,454	645,972
PTC, Inc.(c)	2,906	450,343
Roper Technologies, Inc.	805	450,864
Salesforce, Inc.	1,603	430,742
Synopsys, Inc.(c)	1,055	484,255
Tyler Technologies, Inc.(c)	802	435,727
Workday, Inc., Class A(c)	1,888	462,560
		6,271,206
	Shares	Value
Asset Management & Custody Banks-1.50%
Ameriprise Financial, Inc.	949	$446,998
Bank of New York Mellon Corp. (The)	5,649	454,236
BlackRock, Inc.	501	458,044
Blackstone, Inc., Class A	3,246	427,531
Franklin Resources, Inc.(b)	23,747	445,494
Invesco Ltd.(d)	29,914	416,702
KKR & Co., Inc., Class A	3,989	455,823
Northern Trust Corp.(b)	4,644	436,443
State Street Corp.	5,319	468,604
T. Rowe Price Group, Inc.	4,891	433,098
		4,442,973
Automobile Manufacturers-0.48%
Ford Motor Co.	47,569	476,166
General Motors Co.	9,524	430,866
Tesla, Inc.(c)	1,839	518,892
		1,425,924
Automotive Parts & Equipment-0.14%
Aptiv PLC (Jersey)(c)	7,155	408,264
Automotive Retail-0.47%
AutoZone, Inc.(c)	129	485,375
CarMax, Inc.(b)(c)	6,289	406,710
O’Reilly Automotive, Inc.(c)	348	492,490
		1,384,575
Biotechnology-1.12%
AbbVie, Inc.	2,151	419,660
Amgen, Inc.	1,460	424,743
Biogen, Inc.(b)(c)	3,254	393,995
Gilead Sciences, Inc.	4,002	426,373
Incyte Corp.(c)	6,735	422,015
Moderna, Inc.(b)(c)	13,030	371,876
Regeneron Pharmaceuticals, Inc.	662	396,379
Vertex Pharmaceuticals, Inc.(c)	921	469,250
		3,324,291
Brewers-0.15%
Molson Coors Beverage Co., Class B(b)	7,683	442,003
Broadcasting-0.30%
Fox Corp., Class A	5,588	278,227
Fox Corp., Class B	3,384	156,476
Paramount Global, Class B(b)	39,395	462,497
		897,200
Broadline Retail-0.30%
Amazon.com, Inc.(c)	2,294	423,059
eBay, Inc.	7,004	477,393
		900,452
Building Products-1.24%
A.O. Smith Corp.	6,950	471,627
Allegion PLC	3,681	512,395
Builders FirstSource, Inc.(c)	3,524	421,576
Carrier Global Corp.	6,972	436,029
Johnson Controls International PLC	5,798	486,452
Lennox International, Inc.	801	437,947
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Building Products-(continued)
Masco Corp.	6,413	$388,692
Trane Technologies PLC	1,344	515,169
		3,669,887
Cable & Satellite-0.32%
Charter Communications, Inc., Class A(c)	1,304	510,985
Comcast Corp., Class A	12,964	443,369
		954,354
Cargo Ground Transportation-0.27%
J.B. Hunt Transport Services, Inc.	2,954	385,733
Old Dominion Freight Line, Inc.	2,773	425,046
		810,779
Casinos & Gaming-0.58%
Caesars Entertainment, Inc.(b)(c)	16,698	451,848
Las Vegas Sands Corp.	10,661	390,939
MGM Resorts International(b)(c)	14,721	463,122
Wynn Resorts Ltd.(b)	5,325	427,651
		1,733,560
Commodity Chemicals-0.25%
Dow, Inc.	12,761	390,359
LyondellBasell Industries N.V., Class A	6,319	367,829
		758,188
Communications Equipment-0.78%
Arista Networks, Inc.(c)	5,685	467,705
Cisco Systems, Inc.	7,545	435,573
F5, Inc.(c)	1,715	454,029
Juniper Networks, Inc.	12,811	465,295
Motorola Solutions, Inc.	1,105	486,631
		2,309,233
Computer & Electronics Retail-0.14%
Best Buy Co., Inc.	6,280	418,813
Construction & Engineering-0.18%
Quanta Services, Inc.	1,831	535,915
Construction Machinery & Heavy Transportation Equipment-0.57%
Caterpillar, Inc.	1,349	417,205
Cummins, Inc.	1,379	405,206
PACCAR, Inc.	4,458	402,156
Wabtec Corp.	2,592	478,846
		1,703,413
Construction Materials-0.35%
Martin Marietta Materials, Inc.	982	514,548
Vulcan Materials Co.	2,008	526,759
		1,041,307
Consumer Electronics-0.13%
Garmin Ltd.	2,116	395,417
Consumer Finance-0.64%
American Express Co.	1,750	466,217
Capital One Financial Corp.	2,676	482,376
Discover Financial Services	2,787	509,101
Synchrony Financial	8,509	442,043
		1,899,737
Consumer Staples Merchandise Retail-0.87%
Costco Wholesale Corp.	492	489,294
Dollar General Corp.	6,095	571,041
	Shares	Value
Consumer Staples Merchandise Retail-(continued)
Dollar Tree, Inc.(c)	7,367	$602,400
Target Corp.	4,252	411,168
Walmart, Inc.	5,354	520,676
		2,594,579
Copper-0.15%
Freeport-McMoRan, Inc.	12,403	446,880
Data Center REITs-0.32%
Digital Realty Trust, Inc.	3,008	482,904
Equinix, Inc.	534	459,641
		942,545
Data Processing & Outsourced Services-0.17%
Broadridge Financial Solutions, Inc.	2,027	491,345
Distillers & Vintners-0.31%
Brown-Forman Corp., Class B(b)	13,339	464,731
Constellation Brands, Inc., Class A	2,481	465,287
		930,018
Distributors-0.42%
Genuine Parts Co.	3,760	441,988
LKQ Corp.	10,724	409,764
Pool Corp.(b)	1,369	401,309
		1,253,061
Diversified Banks-1.21%
Bank of America Corp.	11,430	455,829
Citigroup, Inc.	6,714	459,103
Fifth Third Bancorp	11,840	425,530
JPMorgan Chase & Co.	2,002	489,729
KeyCorp	29,470	437,335
PNC Financial Services Group, Inc. (The)	2,668	428,721
U.S. Bancorp	10,945	441,521
Wells Fargo & Co.	6,618	469,944
		3,607,712
Diversified Financial Services-0.15%
Apollo Global Management, Inc.(b)	3,381	461,439
Diversified Support Services-0.35%
Cintas Corp.	2,373	502,317
Copart, Inc.(c)	8,601	524,919
		1,027,236
Drug Retail-0.15%
Walgreens Boots Alliance, Inc.	40,731	446,819
Electric Utilities-2.71%
Alliant Energy Corp.	7,337	447,851
American Electric Power Co., Inc.	4,431	480,055
Constellation Energy Corp.	2,118	473,246
Duke Energy Corp.	3,911	477,220
Edison International	8,223	440,013
Entergy Corp.	5,520	459,098
Evergy, Inc.	6,881	475,477
Eversource Energy	7,673	456,390
Exelon Corp.	10,706	502,111
FirstEnergy Corp.	11,939	511,944
NextEra Energy, Inc.	6,256	418,401
NRG Energy, Inc.	4,933	540,558
PG&E Corp.	28,125	464,625
Pinnacle West Capital Corp.(b)	5,000	475,900
PPL Corp.	13,429	490,159
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Electric Utilities-(continued)
Southern Co. (The)	5,144	$472,682
Xcel Energy, Inc.(b)	6,626	468,458
		8,054,188
Electrical Components & Equipment-0.89%
AMETEK, Inc.	2,574	436,499
Eaton Corp. PLC	1,562	459,806
Emerson Electric Co.	4,116	432,633
Generac Holdings, Inc.(c)	3,475	397,470
Hubbell, Inc.	1,363	495,014
Rockwell Automation, Inc.	1,741	431,211
		2,652,633
Electronic Components-0.34%
Amphenol Corp., Class A	7,261	558,734
Corning, Inc.	10,048	445,930
		1,004,664
Electronic Equipment & Instruments-0.58%
Keysight Technologies, Inc.(c)	3,042	442,307
Teledyne Technologies, Inc.(c)	940	438,068
Trimble, Inc.(c)	6,772	420,812
Zebra Technologies Corp., Class A(c)	1,634	409,023
		1,710,210
Electronic Manufacturing Services-0.32%
Jabil, Inc.	3,402	498,597
TE Connectivity PLC (Switzerland)	3,186	466,367
		964,964
Environmental & Facilities Services-0.66%
Republic Services, Inc.	1,978	495,983
Rollins, Inc.	9,023	515,484
Veralto Corp.	4,780	458,402
Waste Management, Inc.	2,047	477,688
		1,947,557
Fertilizers & Agricultural Chemicals-0.51%
CF Industries Holdings, Inc.	5,870	460,032
Corteva, Inc.	7,732	479,306
Mosaic Co. (The)	18,477	561,701
		1,501,039
Financial Exchanges & Data-1.43%
Cboe Global Markets, Inc.	2,188	485,298
CME Group, Inc., Class A	1,777	492,371
FactSet Research Systems, Inc.(b)	1,061	458,586
Intercontinental Exchange, Inc.	2,699	453,351
MarketAxess Holdings, Inc.	2,204	488,384
Moody’s Corp.	1,032	467,620
MSCI, Inc.	837	456,257
Nasdaq, Inc.	6,251	476,389
S&P Global, Inc.	954	477,048
		4,255,304
Food Distributors-0.15%
Sysco Corp.	6,195	442,323
Food Retail-0.17%
Kroger Co. (The)	7,019	506,842
	Shares	Value
Footwear-0.26%
Deckers Outdoor Corp.(c)	3,752	$415,834
NIKE, Inc., Class B	6,200	349,680
		765,514
Gas Utilities-0.17%
Atmos Energy Corp.(b)	3,100	497,953
Gold-0.19%
Newmont Corp.	10,456	550,822
Health Care Distributors-0.66%
Cardinal Health, Inc.	3,597	508,220
Cencora, Inc.	1,796	525,635
Henry Schein, Inc.(c)	6,523	423,799
McKesson Corp.	712	507,507
		1,965,161
Health Care Equipment-2.45%
Abbott Laboratories	3,502	457,886
Baxter International, Inc.	13,257	413,221
Becton, Dickinson and Co.	2,038	422,049
Boston Scientific Corp.(c)	4,731	486,678
DexCom, Inc.(c)	6,447	460,187
Edwards Lifesciences Corp.(c)	6,659	502,688
GE HealthCare Technologies, Inc.	5,444	382,876
Hologic, Inc.(c)	7,466	434,521
IDEXX Laboratories, Inc.(c)	1,106	478,511
Insulet Corp.(c)	1,837	463,457
Intuitive Surgical, Inc.(c)	917	472,989
Medtronic PLC	4,985	422,529
ResMed, Inc.	2,072	490,214
STERIS PLC	2,032	456,672
Stryker Corp.	1,254	468,896
Zimmer Biomet Holdings, Inc.	4,385	451,874
		7,265,248
Health Care Facilities-0.33%
HCA Healthcare, Inc.	1,458	503,126
Universal Health Services, Inc., Class B	2,738	484,818
		987,944
Health Care REITs-0.57%
Alexandria Real Estate Equities, Inc.(b)	4,630	336,416
Healthpeak Properties, Inc.	22,584	402,898
Ventas, Inc.	6,875	481,800
Welltower, Inc.	3,095	472,266
		1,693,380
Health Care Services-0.80%
Cigna Group (The)	1,467	498,839
CVS Health Corp.	7,036	469,371
DaVita, Inc.(b)(c)	3,198	452,677
Labcorp Holdings, Inc.	1,926	464,185
Quest Diagnostics, Inc.(b)	2,741	488,501
		2,373,573
Health Care Supplies-0.46%
Align Technology, Inc.(c)	2,772	480,388
Cooper Cos., Inc. (The)(c)	5,769	471,154
Solventum Corp.(c)	6,164	407,564
		1,359,106
Heavy Electrical Equipment-0.19%
GE Vernova, Inc.	1,527	566,242
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Home Furnishings-0.14%
Mohawk Industries, Inc.(c)	4,022	$427,740
Home Improvement Retail-0.30%
Home Depot, Inc. (The)	1,251	450,973
Lowe’s Cos., Inc.	1,998	446,673
		897,646
Homebuilding-0.59%
D.R. Horton, Inc.	3,545	447,875
Lennar Corp., Class A	3,836	416,628
NVR, Inc.(c)	62	441,797
PulteGroup, Inc.	4,406	451,967
		1,758,267
Homefurnishing Retail-0.14%
Williams-Sonoma, Inc.	2,608	402,858
Hotel & Resort REITs-0.14%
Host Hotels & Resorts, Inc.	30,191	426,297
Hotels, Resorts & Cruise Lines-1.21%
Airbnb, Inc., Class A(c)	3,605	439,522
Booking Holdings, Inc.	104	530,325
Carnival Corp.(c)	23,394	429,046
Expedia Group, Inc.	2,807	440,502
Hilton Worldwide Holdings, Inc.	1,997	450,284
Marriott International, Inc., Class A	1,871	446,383
Norwegian Cruise Line Holdings Ltd.(c)	23,997	384,672
Royal Caribbean Cruises Ltd.	2,200	472,802
		3,593,536
Household Products-0.74%
Church & Dwight Co., Inc.	4,184	415,639
Clorox Co. (The)	3,093	440,134
Colgate-Palmolive Co.	5,023	463,070
Kimberly-Clark Corp.	3,259	429,471
Procter & Gamble Co. (The)	2,709	440,402
		2,188,716
Human Resource & Employment Services-0.65%
Automatic Data Processing, Inc.	1,551	466,231
Dayforce, Inc.(b)(c)	8,554	495,020
Paychex, Inc.	3,146	462,840
Paycom Software, Inc.(b)	2,209	500,095
		1,924,186
Independent Power Producers & Energy Traders-0.29%
AES Corp. (The)	38,562	385,620
Vistra Corp.	3,742	485,075
		870,695
Industrial Conglomerates-0.30%
3M Co.	3,036	421,731
Honeywell International, Inc.	2,211	465,415
		887,146
Industrial Gases-0.30%
Air Products and Chemicals, Inc.	1,548	419,647
Linde PLC	1,011	458,216
		877,863
Industrial Machinery & Supplies & Components-1.74%
Dover Corp.	2,510	428,331
Fortive Corp.	6,175	430,336
IDEX Corp.(b)	2,508	436,317
	Shares	Value
Industrial Machinery & Supplies & Components-(continued)
Illinois Tool Works, Inc.	1,815	$435,437
Ingersoll Rand, Inc.	5,598	422,257
Nordson Corp.	2,228	422,362
Otis Worldwide Corp.	4,566	439,569
Parker-Hannifin Corp.	744	450,165
Pentair PLC	5,333	483,863
Snap-on, Inc.	1,401	439,648
Stanley Black & Decker, Inc.(b)	5,621	337,372
Xylem, Inc.	3,713	447,676
		5,173,333
Industrial REITs-0.14%
Prologis, Inc.	3,942	402,872
Insurance Brokers-0.73%
Aon PLC, Class A	1,145	406,234
Arthur J. Gallagher & Co.	1,403	449,928
Brown & Brown, Inc.	3,890	430,234
Marsh & McLennan Cos., Inc.	1,985	447,558
Willis Towers Watson PLC	1,421	437,384
		2,171,338
Integrated Oil & Gas-0.42%
Chevron Corp.	2,988	406,547
Exxon Mobil Corp.	4,180	441,534
Occidental Petroleum Corp.(b)	9,896	390,001
		1,238,082
Integrated Telecommunication Services-0.32%
AT&T, Inc.	17,737	491,315
Verizon Communications, Inc.	10,711	471,927
		963,242
Interactive Home Entertainment-0.34%
Electronic Arts, Inc.	3,351	486,197
Take-Two Interactive Software, Inc.(c)	2,222	518,437
		1,004,634
Interactive Media & Services-0.43%
Alphabet, Inc., Class A	1,500	238,200
Alphabet, Inc., Class C	1,216	195,642
Match Group, Inc.	14,840	440,155
Meta Platforms, Inc., Class A	736	404,064
		1,278,061
Internet Services & Infrastructure-0.50%
Akamai Technologies, Inc.(c)	5,727	461,482
GoDaddy, Inc., Class A(c)	2,617	492,860
VeriSign, Inc.(c)	1,936	546,184
		1,500,526
Investment Banking & Brokerage-0.63%
Charles Schwab Corp. (The)	6,146	500,284
Goldman Sachs Group, Inc. (The)	852	466,513
Morgan Stanley	4,002	461,911
Raymond James Financial, Inc.	3,230	442,639
		1,871,347
IT Consulting & Other Services-0.70%
Accenture PLC, Class A (Ireland)	1,407	420,904
Cognizant Technology Solutions Corp., Class A	5,739	422,218
EPAM Systems, Inc.(c)	2,411	378,310
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
IT Consulting & Other Services-(continued)
Gartner, Inc.(c)	992	$417,712
International Business Machines Corp.	1,827	441,805
		2,080,949
Leisure Products-0.15%
Hasbro, Inc.	7,375	456,513
Life & Health Insurance-0.75%
Aflac, Inc.	4,358	473,627
Globe Life, Inc.	3,729	459,935
MetLife, Inc.	5,761	434,207
Principal Financial Group, Inc.	5,561	412,348
Prudential Financial, Inc.	4,300	441,653
		2,221,770
Life Sciences Tools & Services-1.33%
Agilent Technologies, Inc.	3,806	409,526
Bio-Techne Corp.	7,573	381,300
Charles River Laboratories International, Inc.(c)	2,674	317,190
Danaher Corp.	2,226	443,708
IQVIA Holdings, Inc.(c)	2,460	381,472
Mettler-Toledo International, Inc.(c)	375	401,464
Revvity, Inc.(b)	4,091	382,222
Thermo Fisher Scientific, Inc.	890	381,810
Waters Corp.(c)	1,223	425,274
West Pharmaceutical Services, Inc.	2,034	429,764
		3,953,730
Managed Health Care-0.77%
Centene Corp.(c)	7,805	467,129
Elevance Health, Inc.	1,110	466,844
Humana, Inc.	1,831	480,161
Molina Healthcare, Inc.(c)	1,448	473,511
UnitedHealth Group, Inc.(b)	948	390,045
		2,277,690
Metal, Glass & Plastic Containers-0.16%
Ball Corp.	8,898	462,162
Movies & Entertainment-0.79%
Live Nation Entertainment, Inc.(c)	3,711	491,522
Netflix, Inc.(c)	496	561,333
TKO Group Holdings, Inc.	3,098	504,695
Walt Disney Co. (The)	4,619	420,098
Warner Bros. Discovery, Inc.(c)	43,780	379,573
		2,357,221
Multi-Family Residential REITs-0.91%
AvalonBay Communities, Inc.	2,172	456,076
Camden Property Trust	3,853	438,471
Equity Residential	6,614	464,700
Essex Property Trust, Inc.	1,558	434,916
Mid-America Apartment Communities, Inc.	2,820	450,213
UDR, Inc.	10,616	444,598
		2,688,974
Multi-line Insurance-0.16%
American International Group, Inc.	5,675	462,626
Multi-Sector Holdings-0.16%
Berkshire Hathaway, Inc., Class B(c)	920	490,590
Multi-Utilities-1.61%
Ameren Corp.	4,681	464,542
	Shares	Value
Multi-Utilities-(continued)
CenterPoint Energy, Inc.(b)	13,204	$512,051
CMS Energy Corp.	6,409	472,023
Consolidated Edison, Inc.	4,445	501,174
Dominion Energy, Inc.	8,492	461,795
DTE Energy Co.	3,473	475,801
NiSource, Inc.	11,685	457,000
Public Service Enterprise Group, Inc.	5,733	458,239
Sempra	6,616	491,370
WEC Energy Group, Inc.	4,355	476,960
		4,770,955
Office REITs-0.15%
BXP, Inc.(b)	6,903	439,928
Oil & Gas Equipment & Services-0.38%
Baker Hughes Co., Class A	10,739	380,161
Halliburton Co.(b)	18,462	365,917
Schlumberger N.V.	11,390	378,717
		1,124,795
Oil & Gas Exploration & Production-1.41%
APA Corp.	23,216	360,777
ConocoPhillips	4,667	415,923
Coterra Energy, Inc.	16,753	411,454
Devon Energy Corp.	13,128	399,223
Diamondback Energy, Inc.	3,113	410,947
EOG Resources, Inc.	3,671	405,021
EQT Corp.	9,319	460,731
Expand Energy Corp.	4,525	470,148
Hess Corp.	3,167	408,701
Texas Pacific Land Corp.(b)	338	435,638
		4,178,563
Oil & Gas Refining & Marketing-0.42%
Marathon Petroleum Corp.	3,327	457,163
Phillips 66	3,680	382,941
Valero Energy Corp.	3,644	423,032
		1,263,136
Oil & Gas Storage & Transportation-0.59%
Kinder Morgan, Inc.	17,202	452,413
ONEOK, Inc.	4,907	403,159
Targa Resources Corp.	2,439	416,825
Williams Cos., Inc. (The)	8,103	474,593
		1,746,990
Other Specialized REITs-0.31%
Iron Mountain, Inc.	5,277	473,189
VICI Properties, Inc.(b)	14,216	455,196
		928,385
Other Specialty Retail-0.33%
Tractor Supply Co.(b)	8,713	441,052
Ulta Beauty, Inc.(c)	1,386	548,357
		989,409
Packaged Foods & Meats-1.83%
Conagra Brands, Inc.	17,607	435,069
General Mills, Inc.	7,599	431,167
Hershey Co. (The)(b)	2,669	446,230
Hormel Foods Corp.(b)	15,612	466,799
J.M. Smucker Co. (The)	4,109	477,753
Kellanova	5,544	458,877
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Packaged Foods & Meats-(continued)
Kraft Heinz Co. (The)	15,056	$438,130
Lamb Weston Holdings, Inc.	8,891	469,534
McCormick & Co., Inc.	5,594	428,836
Mondelez International, Inc., Class A	7,020	478,273
The Campbell’s Company(b)	11,825	431,139
Tyson Foods, Inc., Class A	7,585	464,505
		5,426,312
Paper & Plastic Packaging Products & Materials-0.72%
Amcor PLC(b)	45,941	422,657
Avery Dennison Corp.(b)	2,576	440,780
International Paper Co.	9,010	411,577
Packaging Corp. of America	2,312	429,130
Smurfit WestRock PLC	10,309	433,184
		2,137,328
Passenger Airlines-0.43%
Delta Air Lines, Inc.	10,070	419,214
Southwest Airlines Co.(b)	15,156	423,762
United Airlines Holdings, Inc.(c)	6,296	433,291
		1,276,267
Passenger Ground Transportation-0.17%
Uber Technologies, Inc.(c)	6,407	519,031
Personal Care Products-0.30%
Estee Lauder Cos., Inc. (The), Class A	6,866	411,685
Kenvue, Inc.	19,774	466,667
		878,352
Pharmaceuticals-1.02%
Bristol-Myers Squibb Co.	7,627	382,875
Eli Lilly and Co.	555	498,917
Johnson & Johnson	2,801	437,824
Merck & Co., Inc.	4,887	416,373
Pfizer, Inc.	17,744	433,131
Viatris, Inc.	49,371	415,704
Zoetis, Inc.	2,822	441,361
		3,026,185
Property & Casualty Insurance-1.71%
Allstate Corp. (The)	2,301	456,495
Arch Capital Group Ltd.	5,117	464,010
Assurant, Inc.	2,263	436,171
Chubb Ltd.	1,606	459,444
Cincinnati Financial Corp.	3,259	453,685
Erie Indemnity Co., Class A(b)	1,089	390,537
Hartford Insurance Group, Inc. (The)	3,940	483,320
Loews Corp.	5,431	471,574
Progressive Corp. (The)	1,644	463,181
Travelers Cos., Inc. (The)	1,810	478,075
W.R. Berkley Corp.	7,412	531,366
		5,087,858
Publishing-0.16%
News Corp., Class A	12,727	345,156
News Corp., Class B	3,761	118,171
		463,327
Rail Transportation-0.43%
CSX Corp.	15,438	433,344
	Shares	Value
Rail Transportation-(continued)
Norfolk Southern Corp.	1,975	$442,499
Union Pacific Corp.	1,921	414,283
		1,290,126
Real Estate Services-0.30%
CBRE Group, Inc., Class A(c)	3,585	438,015
CoStar Group, Inc.(b)(c)	5,935	440,199
		878,214
Regional Banks-0.74%
Citizens Financial Group, Inc.	11,272	415,824
Huntington Bancshares, Inc.	31,353	455,559
M&T Bank Corp.	2,651	450,034
Regions Financial Corp.	21,661	442,101
Truist Financial Corp.	11,451	439,031
		2,202,549
Reinsurance-0.16%
Everest Group Ltd.	1,312	470,785
Research & Consulting Services-0.65%
Equifax, Inc.	1,906	495,808
Jacobs Solutions, Inc.	3,748	464,002
Leidos Holdings, Inc.	3,415	502,620
Verisk Analytics, Inc.	1,584	469,545
		1,931,975
Restaurants-1.09%
Chipotle Mexican Grill, Inc.(b)(c)	9,115	460,490
Darden Restaurants, Inc.(b)	2,403	482,138
Domino’s Pizza, Inc.(b)	1,040	509,985
DoorDash, Inc., Class A(c)	2,430	468,723
McDonald’s Corp.	1,524	487,146
Starbucks Corp.	4,622	369,991
Yum! Brands, Inc.	2,955	444,550
		3,223,023
Retail REITs-0.75%
Federal Realty Investment Trust	4,697	441,612
Kimco Realty Corp.	21,859	436,743
Realty Income Corp.	8,093	468,261
Regency Centers Corp.	6,336	457,333
Simon Property Group, Inc.	2,751	432,952
		2,236,901
Self-Storage REITs-0.30%
Extra Space Storage, Inc.	3,057	447,912
Public Storage(b)	1,503	451,546
		899,458
Semiconductor Materials & Equipment-0.71%
Applied Materials, Inc.	3,060	461,173
Enphase Energy, Inc.(c)	7,801	347,847
KLA Corp.	670	470,802
Lam Research Corp.	5,956	426,866
Teradyne, Inc.	5,259	390,270
		2,096,958
Semiconductors-2.01%
Advanced Micro Devices, Inc.(c)	4,526	440,606
Analog Devices, Inc.	2,208	430,383
Broadcom, Inc.	2,349	452,112
First Solar, Inc.(b)(c)	3,353	421,874
Intel Corp.	22,059	443,386
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Semiconductors-(continued)
Microchip Technology, Inc.	8,790	$405,043
Micron Technology, Inc.(b)	4,770	367,052
Monolithic Power Systems, Inc.(b)	782	463,804
NVIDIA Corp.	3,942	429,363
NXP Semiconductors N.V. (Netherlands)	2,231	411,196
ON Semiconductor Corp.(c)	10,646	422,646
QUALCOMM, Inc.	2,986	443,302
Skyworks Solutions, Inc.(b)	6,723	432,154
Texas Instruments, Inc.	2,596	415,490
		5,978,411
Single-Family Residential REITs-0.16%
Invitation Homes, Inc.	13,782	471,207
Soft Drinks & Non-alcoholic Beverages-0.63%
Coca-Cola Co. (The)	6,523	473,244
Keurig Dr Pepper, Inc.	13,904	480,939
Monster Beverage Corp.(c)	8,386	504,166
PepsiCo, Inc.	3,079	417,451
		1,875,800
Specialty Chemicals-0.99%
Albemarle Corp.(b)	6,265	366,816
DuPont de Nemours, Inc.	6,042	398,711
Eastman Chemical Co.	4,937	380,149
Ecolab, Inc.	1,788	449,557
International Flavors & Fragrances, Inc.	5,735	449,968
PPG Industries, Inc.	4,111	447,523
Sherwin-Williams Co. (The)	1,304	460,208
		2,952,932
Steel-0.30%
Nucor Corp.	3,486	416,124
Steel Dynamics, Inc.	3,693	479,019
		895,143
Systems Software-1.14%
CrowdStrike Holdings, Inc., Class A(c)	1,316	564,393
Fortinet, Inc.(c)	4,658	483,314
Gen Digital, Inc.(b)	17,086	442,015
Microsoft Corp.	1,190	470,359
Oracle Corp.	3,023	425,397
Palo Alto Networks, Inc.(c)	2,542	475,176
ServiceNow, Inc.(c)	541	516,660
		3,377,314
Technology Distributors-0.15%
CDW Corp.	2,737	439,453
Technology Hardware, Storage & Peripherals-1.19%
Apple, Inc.	2,102	446,675
Dell Technologies, Inc., Class C	4,823	442,558
Hewlett Packard Enterprise Co.	30,231	490,347
HP, Inc.	16,024	409,734
NetApp, Inc.	4,986	447,494
Seagate Technology Holdings PLC	5,260	478,818
Super Micro Computer, Inc.(b)(c)	10,741	342,208
Western Digital Corp.(b)(c)	10,619	465,749
		3,523,583
Telecom Tower REITs-0.51%
American Tower Corp.	2,207	497,480
	Shares	Value
Telecom Tower REITs-(continued)
Crown Castle, Inc.	4,787	$506,273
SBA Communications Corp., Class A	2,107	512,844
		1,516,597
Timber REITs-0.14%
Weyerhaeuser Co.	15,586	403,833
Tobacco-0.33%
Altria Group, Inc.	7,891	466,753
Philip Morris International, Inc.	3,015	516,650
		983,403
Trading Companies & Distributors-0.49%
Fastenal Co.	6,003	486,063
United Rentals, Inc.	749	472,956
W.W. Grainger, Inc.	471	482,450
		1,441,469
Transaction & Payment Processing Services-1.21%
Corpay, Inc.(c)	1,366	444,456
Fidelity National Information Services, Inc.	6,697	528,259
Fiserv, Inc.(c)	2,159	398,487
Global Payments, Inc.	4,911	374,758
Jack Henry & Associates, Inc.(b)	2,635	456,988
Mastercard, Inc., Class A	870	476,812
PayPal Holdings, Inc.(c)	6,648	437,704
Visa, Inc., Class A	1,371	473,681
		3,591,145
Water Utilities-0.16%
American Water Works Co., Inc.	3,239	476,165
Wireless Telecommunication Services-0.15%
T-Mobile US, Inc.	1,785	440,806
Total Common Stocks & Other Equity Interests (Cost $228,618,720)		226,173,854
	Principal Amount
Equity Linked Notes-4.78%
Diversified Banks-4.27%
BNP Paribas Issuance B.V. (Invesco S&P 500 Equal Weight ETF), 177.68%, 05/13/2025(e)	$1,108,000	1,107,914
BNP Paribas Issuance B.V. (Invesco S&P 500 Equal Weight ETF), 245.99%, 05/20/2025(e)	986,000	929,355
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF), 177.75%, 05/15/2025	780,000	760,131
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF), 173.00%, 05/19/2025	625,000	607,804
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF), 163.88%, 05/08/2025(e)	762,000	762,384
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF), 160.89%, 05/09/2025(e)	762,000	760,026
J.P. Morgan Chase & Co. (Invesco S&P 500 Equal Weight ETF), 0.00%, 05/14/2025(f)	770,000	750,827
J.P. Morgan Chase & Co. (Invesco S&P 500 Equal Weight ETF), 0.00%, 05/23/2025(f)	1,025,000	1,056,742
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF), 194.40%, 05/06/2025(e)	$1,193,000	$1,034,775
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF), 137.70%, 05/07/2025(e)	1,252,000	1,279,639
Royal Bank of Canada (Invesco S&P 500 Equal Weight ETF), 209.76%, 05/21/2025(e)	470,000	470,031
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF), 206.30%, 05/28/2025(e)	562,000	562,717
Toronto-Dominion Bank (The) (Invesco S&P 500 Equal Weight ETF), 172.00%, 05/27/2025(e)	647,000	638,568
Toronto-Dominion Bank (The) (Invesco S&P 500 Equal Weight ETF), 170.00%, 05/29/2025(e)	412,000	407,634
Wells Fargo Bank N.A. (Invesco S&P 500 Equal Weight ETF), 242.80%, 05/16/2025(e)	975,000	933,678
Wells Fargo Bank N.A. (Invesco S&P 500 Equal Weight ETF), 209.44%, 05/22/2025(e)	603,000	606,724
		12,668,949
Diversified Capital Markets-0.51%
UBS AG (Invesco S&P 500 Equal Weight ETF), 191.70%, 05/12/2025(e)	1,507,000	1,518,911
Total Equity Linked Notes (Cost $14,439,000)		14,187,860
	Shares	Value
Money Market Funds-19.23%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.26%(d)(g) (Cost $57,102,317)	57,102,317	$57,102,317
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $300,160,037)		297,464,031
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.78%
Invesco Private Government Fund, 4.32%(d)(g)(h)	5,893,972	5,893,972
Invesco Private Prime Fund, 4.46%(d)(g)(h)	14,227,591	14,230,437
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,124,796)		20,124,409
TOTAL INVESTMENTS IN SECURITIES-106.96% (Cost $320,284,833)		317,588,440
OTHER ASSETS LESS LIABILITIES-(6.96)%		(20,664,777)
NET ASSETS-100.00%		$296,923,663

Investment Abbreviations:
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco Ltd.	$439,777	$147,680	$(80,011)	$(88,473)	$(2,271)	$416,702	$10,046
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
April 30, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$50,749,067	$30,838,256	$(81,587,323)	$-	$-	$-	$899,892
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	64,010,827	(6,908,510)	-	-	57,102,317	177,432
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,891,489	34,278,023	(30,275,540)	-	-	5,893,972	92,035 *
Invesco Private Prime Fund	4,915,419	68,872,491	(59,556,124)	(204)	(1,145)	14,230,437	239,913 *
Total	$57,995,752	$198,147,277	$(178,407,508)	$(88,677)	$(3,416)	$77,643,428	$1,419,318

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $11,012,356, which represented 3.71% of the Fund’s Net Assets.

(f)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)
April 30, 2025
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-73.88%
Advertising-0.24%
Lamar Media Corp., 4.88%, 01/15/2029	$25,000	$24,296
Aerospace & Defense-1.30%
Boeing Co. (The)
6.26%, 05/01/2027	9,000	9,274
6.30%, 05/01/2029	12,000	12,626
L3Harris Technologies, Inc., 5.40%, 01/15/2027	14,000	14,228
RTX Corp.
5.00%, 02/27/2026	9,000	9,037
5.75%, 11/08/2026	22,000	22,431
TransDigm, Inc.
6.75%, 08/15/2028(b)	12,000	12,256
6.38%, 03/01/2029(b)	49,000	49,978
		129,830
Agricultural & Farm Machinery-0.40%
AGCO Corp., 5.45%, 03/21/2027	2,000	2,018
CNH Industrial Capital LLC
5.45%, 10/14/2025	28,000	28,116
4.75%, 03/21/2028	10,000	10,050
		40,184
Apparel Retail-0.06%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	7,000	6,338
Application Software-0.84%
Intuit, Inc.
5.25%, 09/15/2026	11,000	11,162
5.13%, 09/15/2028	28,000	28,973
Roper Technologies, Inc., 4.50%, 10/15/2029	16,000	15,937
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	15,000	14,940
Synopsys, Inc., 4.85%, 04/01/2030	13,000	13,147
		84,159
Asset Management & Custody Banks-1.34%
Bank of New York Mellon Corp. (The), 4.98%, 03/14/2030(c)(d)	4,000	4,091
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	10,000	10,129
New Mountain Finance Corp., 6.20%, 10/15/2027	13,000	12,997
State Street Corp.
4.99%, 03/18/2027	13,000	13,202
4.54%, 02/28/2028	45,000	45,481
5.33% (SOFR + 0.95%), 04/24/2028(e)	22,000	22,051
4.53%, 02/20/2029(d)	13,000	13,074
5.68%, 11/21/2029(c)(d)	12,000	12,499
		133,524
Automobile Manufacturers-4.78%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	50,000	49,122
American Honda Finance Corp., 5.80%, 10/03/2025	34,000	34,176
Daimler Truck Finance North America LLC (Germany), 4.95%, 01/13/2028(b)	35,000	35,280
Ford Motor Credit Co. LLC
7.32% (SOFR + 2.95%), 03/06/2026(e)	200,000	201,097
5.85%, 05/17/2027	50,000	49,791
	Principal Amount	Value
Automobile Manufacturers-(continued)
Hyundai Capital America
5.80%, 06/26/2025(b)	$22,000	$22,024
5.50%, 03/30/2026(b)	9,000	9,053
5.65%, 06/26/2026(b)	13,000	13,140
5.30%, 03/19/2027(b)	11,000	11,105
5.00%, 01/07/2028(b)	24,000	24,072
5.30%, 01/08/2030(b)	10,000	10,096
Toyota Motor Credit Corp.
4.55%, 08/07/2026	10,000	10,043
4.55%, 08/09/2029	8,000	8,054
		477,053
Automotive Parts & Equipment-0.27%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	2,000	2,037
PHINIA, Inc., 6.75%, 04/15/2029(b)	25,000	25,298
		27,335
Automotive Retail-1.14%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	30,000	29,803
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	50,000	48,447
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	25,000	23,790
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	11,000	11,215
		113,255
Biotechnology-0.23%
AbbVie, Inc.
4.80%, 03/15/2027	13,000	13,172
4.80%, 03/15/2029	10,000	10,202
		23,374
Broadline Retail-0.24%
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)	25,000	23,743
Cable & Satellite-1.14%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	99,000	98,952
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	14,000	14,275
		113,227
Cargo Ground Transportation-0.63%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.75%, 05/24/2026(b)	14,000	14,154
5.35%, 01/12/2027(b)	3,000	3,035
4.40%, 07/01/2027(b)	17,000	16,939
6.05%, 08/01/2028(b)	10,000	10,405
Ryder System, Inc.
5.30%, 03/15/2027	11,000	11,162
4.90%, 12/01/2029	7,000	7,024
		62,719
Construction Machinery & Heavy Transportation Equipment-0.24%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	24,000	24,035
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Consumer Finance-1.07%
American Express Co.
5.65%, 04/23/2027(d)	$14,000	$14,150
4.73%, 04/25/2029(c)(d)	35,000	35,330
5.64% (SOFR + 1.26%), 04/25/2029(e)	29,000	29,153
Capital One Financial Corp., 7.15%, 10/29/2027(d)	10,000	10,351
General Motors Financial Co., Inc., 5.40%, 04/06/2026	18,000	18,041
		107,025
Consumer Staples Merchandise Retail-0.24%
Walmart, Inc., 4.81% (SOFR + 0.43%), 04/28/2027(e)	24,000	24,043
Distributors-0.12%
Genuine Parts Co., 6.50%, 11/01/2028	11,000	11,649
Diversified Banks-18.73%
Bank of America Corp., 5.82%, 09/15/2029(d)	11,000	11,461
Bank of America N.A.
5.65%, 08/18/2025	68,000	68,171
5.53%, 08/18/2026	68,000	69,136
Bank of Montreal (Canada), 5.92%, 09/25/2025	41,000	41,217
Barclays PLC (United Kingdom), 7.33%, 11/02/2026(d)	200,000	202,269
Citigroup, Inc.
5.61%, 09/29/2026(d)	66,000	66,232
4.79%, 03/04/2029(d)	45,000	45,230
4.54%, 09/19/2030(d)	17,000	16,832
Fifth Third Bancorp, 6.34%, 07/27/2029(c)(d)	4,000	4,196
Goldman Sachs Bank USA, 5.28%, 03/18/2027(d)	44,000	44,302
JPMorgan Chase & Co.
6.07%, 10/22/2027(d)	17,000	17,431
5.04%, 01/23/2028(d)	11,000	11,109
5.57%, 04/22/2028(d)	12,000	12,275
4.98%, 07/22/2028(d)	42,000	42,496
4.51%, 10/22/2028(d)	23,000	23,070
6.09%, 10/23/2029(d)	11,000	11,565
Series CC, 7.12% (3 mo. Term SOFR + 2.84%)(c)(e)(f)	66,000	65,975
Macquarie Bank Ltd. (Australia), 5.39%, 12/07/2026(b)	13,000	13,234
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	100,000	99,961
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	250,000	256,075
NatWest Group PLC (United Kingdom), 7.47%, 11/10/2026(d)	200,000	202,794
PNC Financial Services Group, Inc. (The)
5.81%, 06/12/2026(d)	12,000	12,011
6.62%, 10/20/2027(d)	11,000	11,332
Royal Bank of Canada (Canada), 4.88%, 01/19/2027	11,000	11,138
Toronto-Dominion Bank (The) (Canada), 4.99% (SOFR + 0.62%), 12/17/2026(e)	60,000	59,883
U.S. Bancorp, 6.79%, 10/26/2027(d)	45,000	46,524
UBS AG (Switzerland), 5.80%, 09/11/2025	200,000	200,787
	Principal Amount	Value
Diversified Banks-(continued)
Wells Fargo & Co.
5.71%, 04/22/2028(d)	$10,000	$10,225
4.97%, 04/23/2029(d)	22,000	22,281
5.75% (SOFR + 1.37%), 04/23/2029(e)	13,000	13,091
5.57%, 07/25/2029(d)	13,000	13,378
6.30%, 10/23/2029(d)	13,000	13,723
7.63%(c)(d)(f)	13,000	13,718
Wells Fargo Bank N.A.
5.55%, 08/01/2025	47,000	47,078
5.45%, 08/07/2026	28,000	28,407
Westpac Banking Corp. (Australia), 4.84% (SOFR + 0.46%), 10/20/2026(e)	41,000	41,007
		1,869,614
Diversified Financial Services-3.36%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.50%, 07/15/2025	150,000	150,229
6.10%, 01/15/2027	150,000	153,259
LPL Holdings, Inc.
5.70%, 05/20/2027	9,000	9,177
6.75%, 11/17/2028(c)	10,000	10,633
Macquarie Airfinance Holdings Ltd. (United Kingdom), 5.15%, 03/17/2030(b)	12,000	11,788
		335,086
Diversified Metals & Mining-0.61%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	24,000	24,339
Glencore Funding LLC (Australia)
4.91%, 04/01/2028(b)	4,000	4,041
5.37%, 04/04/2029(b)	12,000	12,239
Rio Tinto Finance (USA) PLC (Australia)
4.38%, 03/12/2027(c)	14,000	14,077
4.50%, 03/14/2028	6,000	6,053
		60,749
Diversified Support Services-0.84%
Element Fleet Management Corp. (Canada), 5.04%, 03/25/2030(b)	55,000	54,768
RB Global Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	28,000	28,584
		83,352
Electric Utilities-3.88%
Duke Energy Corp.
5.00%, 12/08/2025(c)	47,000	47,189
4.85%, 01/05/2027	13,000	13,129
4.85%, 01/05/2029	4,000	4,056
Exelon Corp.
5.15%, 03/15/2029	8,000	8,182
5.13%, 03/15/2031	15,000	15,276
FirstEnergy Transmission LLC, 4.55%, 01/15/2030	14,000	13,870
Georgia Power Co., 5.11% (SOFR + 0.75%), 05/08/2025(e)	28,000	28,002
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/2026	$12,000	$12,237
5.18% (SOFR + 0.80%), 02/05/2027(e)	50,000	50,005
4.12%, 09/16/2027	22,000	22,017
4.85%, 02/07/2029	9,000	9,137
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	42,000	42,134
4.95%, 01/29/2026	30,000	30,069
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029	9,000	9,087
PacifiCorp, 5.10%, 02/15/2029	10,000	10,204
Vistra Operations Co. LLC
5.05%, 12/30/2026(b)	10,000	10,051
5.63%, 02/15/2027(b)	25,000	25,005
Wisconsin Public Service Corp., 5.35%, 11/10/2025	34,000	34,155
Xcel Energy, Inc., 4.75%, 03/21/2028	3,000	3,025
		386,830
Electrical Components & Equipment-1.11%
EnerSys, 4.38%, 12/15/2027(b)	9,000	8,737
Regal Rexnord Corp., 6.05%, 02/15/2026	53,000	53,316
Vertiv Group Corp., 4.13%, 11/15/2028(b)	50,000	48,347
		110,400
Electronic Equipment & Instruments-0.16%
Keysight Technologies, Inc., 5.35%, 07/30/2030	15,000	15,404
Environmental & Facilities Services-0.53%
Veralto Corp.
5.50%, 09/18/2026	41,000	41,596
5.35%, 09/18/2028	11,000	11,356
		52,952
Financial Exchanges & Data-0.10%
Nasdaq, Inc., 5.65%, 06/28/2025	10,000	10,013
Health Care Equipment-0.72%
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	7,000	7,086
Stryker Corp.
4.55%, 02/10/2027	28,000	28,155
4.70%, 02/10/2028	36,000	36,431
		71,672
Health Care Facilities-0.20%
HCA, Inc., 5.00%, 03/01/2028(c)	20,000	20,234
Health Care Services-0.58%
CVS Health Corp., 7.00%, 03/10/2055(d)	57,000	57,801
Health Care Supplies-0.66%
Solventum Corp.
5.45%, 02/25/2027	10,000	10,151
5.40%, 03/01/2029	55,000	56,114
		66,265
Hotels, Resorts & Cruise Lines-1.26%
Carnival Corp., 5.75%, 03/15/2030(b)(c)	40,000	39,747
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/2028(b)	25,000	25,036
5.88%, 04/01/2029(b)	24,000	24,268
	Principal Amount	Value
Hotels, Resorts & Cruise Lines-(continued)
Marriott International, Inc.
4.88%, 05/15/2029(c)	$4,000	$4,036
4.80%, 03/15/2030	8,000	8,012
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028(b)	25,000	24,993
		126,092
Housewares & Specialties-0.07%
Newell Brands, Inc., 6.38%, 05/15/2030	8,000	7,302
Independent Power Producers & Energy Traders-0.25%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	25,000	24,455
Industrial Machinery & Supplies & Components-0.44%
ESAB Corp., 6.25%, 04/15/2029(b)	25,000	25,397
Ingersoll Rand, Inc., 5.20%, 06/15/2027	9,000	9,135
Nordson Corp., 5.60%, 09/15/2028	9,000	9,290
		43,822
Industrial REITs-0.06%
LXP Industrial Trust, 6.75%, 11/15/2028	6,000	6,381
Insurance Brokers-0.13%
Arthur J. Gallagher & Co., 4.60%, 12/15/2027	13,000	13,105
Integrated Oil & Gas-1.64%
Chevron USA, Inc.
4.73% (SOFR + 0.36%), 02/26/2027(e)	62,000	61,883
4.84% (SOFR + 0.47%), 02/26/2028(c)(e)	37,000	37,037
Occidental Petroleum Corp.
5.00%, 08/01/2027	11,000	11,003
5.20%, 08/01/2029	3,000	2,959
Petroleos Mexicanos (Mexico), 6.88%, 10/16/2025	51,000	50,852
		163,734
Integrated Telecommunication Services-0.09%
T-Mobile USA, Inc., 4.95%, 03/15/2028	9,000	9,147
Interactive Media & Services-0.34%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	25,000	24,615
Meta Platforms, Inc., 4.30%, 08/15/2029	9,000	9,087
		33,702
Investment Banking & Brokerage-1.34%
Charles Schwab Corp. (The), 5.88%, 08/24/2026	41,000	41,810
Goldman Sachs Group, Inc. (The)
4.94%, 04/23/2028(d)	36,000	36,338
5.67% (SOFR + 1.29%), 04/23/2028(e)	37,000	37,142
Morgan Stanley
5.65%, 04/13/2028(d)	10,000	10,214
5.45%, 07/20/2029(d)	8,000	8,214
		133,718
Life & Health Insurance-3.46%
Athene Global Funding
5.62%, 05/08/2026(b)	29,000	29,299
4.86%, 08/27/2026(b)	33,000	33,142
5.52%, 03/25/2027(b)	11,000	11,180
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Life & Health Insurance-(continued)
Corebridge Global Funding
5.68% (SOFR + 1.30%), 09/25/2026(b)(e)	$13,000	$13,097
4.65%, 08/20/2027(b)	16,000	16,095
5.90%, 09/19/2028(b)	9,000	9,401
5.20%, 06/24/2029(b)	10,000	10,177
Pacific Life Global Funding II
5.43% (SOFR + 1.05%), 07/28/2026(b)(e)	13,000	13,088
5.50%, 08/28/2026(b)	26,000	26,443
4.50%, 08/28/2029(b)	33,000	33,077
Protective Life Global Funding, 5.37%, 01/06/2026(b)	150,000	150,757
		345,756
Managed Health Care-0.36%
Elevance Health, Inc., 5.35%, 10/15/2025(c)	33,000	33,080
UnitedHealth Group, Inc., 4.75%, 07/15/2026	3,000	3,024
		36,104
Metal, Glass & Plastic Containers-0.26%
Ball Corp., 6.88%, 03/15/2028	25,000	25,628
Multi-Family Residential REITs-0.45%
Camden Property Trust, 5.85%, 11/03/2026	44,000	44,925
Multi-Utilities-0.58%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	18,000	18,122
DTE Energy Co., 4.95%, 07/01/2027	7,000	7,073
Sempra, 6.63%, 04/01/2055(d)	34,000	32,236
		57,431
Office REITs-0.15%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	14,000	14,698
Oil & Gas Exploration & Production-1.63%
Diamondback Energy, Inc.
5.20%, 04/18/2027	10,000	10,145
5.15%, 01/30/2030	26,000	26,394
EQT Corp., 6.50%, 07/01/2027(b)	47,000	47,809
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	25,000	23,432
Pioneer Natural Resources Co., 5.10%, 03/29/2026	10,000	10,063
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	45,238	44,855
		162,698
Oil & Gas Storage & Transportation-2.78%
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	5,000	5,072
Energy Transfer L.P., 6.05%, 12/01/2026	62,000	63,265
Kinder Morgan, Inc., 5.10%, 08/01/2029	13,000	13,204
ONEOK, Inc.
5.85%, 01/15/2026	30,000	30,153
5.55%, 11/01/2026	6,000	6,075
4.25%, 09/24/2027	33,000	32,818
Plains All American Pipeline L.P., Series B, 8.70% (3 mo. Term SOFR + 4.37%)(e)(f)	24,000	23,732
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 09/01/2027(b)	$24,000	$24,129
5.03%, 10/01/2029(b)	14,000	13,892
Transcanada Trust (Canada), 5.63%, 05/20/2075(d)	16,000	15,972
Venture Global LNG, Inc., 7.00%, 01/15/2030(b)	30,000	28,284
Williams Cos., Inc. (The), 4.80%, 11/15/2029	21,000	21,145
		277,741
Packaged Foods & Meats-1.24%
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	15,000	14,089
Mars, Inc.
4.45%, 03/01/2027(b)	40,000	40,260
4.60%, 03/01/2028(b)	44,000	44,486
4.80%, 03/01/2030(b)	15,000	15,189
The Campbell’s Company, 5.30%, 03/20/2026	10,000	10,060
		124,084
Paper & Plastic Packaging Products & Materials-1.07%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	50,000	49,774
Sealed Air Corp.
6.13%, 02/01/2028(b)	25,000	25,207
7.25%, 02/15/2031(b)	30,000	31,278
		106,259
Passenger Airlines-0.07%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	6,730	6,669
Personal Care Products-0.25%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)(c)	19,000	18,297
Kenvue, Inc., 5.35%, 03/22/2026	7,000	7,056
		25,353
Pharmaceuticals-1.01%
AstraZeneca Finance LLC (United Kingdom)
4.80%, 02/26/2027	12,000	12,167
4.85%, 02/26/2029	28,000	28,629
Bristol-Myers Squibb Co., 4.95%, 02/20/2026	12,000	12,068
Johnson & Johnson, 4.70%, 03/01/2030	9,000	9,254
Novartis Capital Corp., 3.80%, 09/18/2029	9,000	8,896
Zoetis, Inc., 5.40%, 11/14/2025	30,000	30,112
		101,126
Real Estate Development-0.70%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	64,000	69,348
Regional Banks-0.33%
Santander Holdings USA, Inc., 6.12%, 05/31/2027(d)	12,000	12,133
Synovus Financial Corp., 5.20%, 08/11/2025	21,000	20,985
		33,118
Restaurants-0.88%
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	83,000	88,063
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Retail REITs-0.12%
Realty Income Corp., 5.05%, 01/13/2026	$12,000	$11,992
Self-Storage REITs-0.52%
Public Storage Operating Co.
5.08% (SOFR + 0.70%), 04/16/2027(e)	42,000	41,773
5.13%, 01/15/2029(c)	10,000	10,327
		52,100
Semiconductors-0.35%
Broadcom, Inc.
5.05%, 07/12/2027	13,000	13,208
4.15%, 02/15/2028	22,000	21,922
		35,130
Soft Drinks & Non-alcoholic Beverages-0.47%
Keurig Dr Pepper, Inc., 4.97% (SOFR + 0.58%), 11/15/2026(e)	47,000	47,042
Sovereign Debt-1.75%
Romanian Government International Bond (Romania)
6.63%, 02/17/2028(b)	128,000	131,133
5.88%, 01/30/2029(b)	44,000	43,626
		174,759
Specialty Chemicals-0.28%
Wayfair LLC, 7.25%, 10/31/2029(b)	30,000	27,477
Steel-0.49%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(b)	50,000	48,484
Systems Software-1.24%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	25,000	23,214
Oracle Corp., 5.80%, 11/10/2025	100,000	100,687
		123,901
Telecom Tower REITs-0.49%
SBA Communications Corp., 3.88%, 02/15/2027	50,000	48,956
Tobacco-0.19%
Altria Group, Inc., 4.88%, 02/04/2028	11,000	11,131
Philip Morris International, Inc.
4.38%, 11/01/2027	5,000	5,024
5.25%, 09/07/2028	3,000	3,093
		19,248
Trading Companies & Distributors-0.19%
Air Lease Corp.
3.38%, 07/01/2025	15,000	14,963
Series B, 4.65%(d)(f)	4,000	3,884
		18,847
Transaction & Payment Processing Services-1.19%
Block, Inc., 2.75%, 06/01/2026	50,000	48,844
Fiserv, Inc., 5.15%, 03/15/2027	69,000	69,834
		118,678
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,312,517)		7,373,234

Asset-Backed Securities-11.26%
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-3A, Class A, 4.62%, 02/20/2027(b)	100,000	99,914
	Principal Amount	Value

Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	$100,000	$100,717
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	100,000	102,342
BX Trust
Series 2025-VLT6, Class A, 5.77% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(e)	40,000	39,671
Series 2025-VLT6, Class B, 6.21% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(e)	15,000	14,856
Extended Stay America Trust, Series 2021-ESH, Class B, 5.82% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(e)	85,948	85,700
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	25,000	25,411
GCAT Trust, Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(g)	68,263	69,322
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(g)	95,727	96,398
OBX Trust, Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(g)	68,468	68,485
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	76,366	77,776
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	28,928	30,415
Subway Funding LLC
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	36,815	37,313
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	24,875	24,716
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	10,000	10,174
TierPoint Issuer LLC
Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	778	779
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	25,000	25,185
UBS Commercial Mortgage Trust, Series 2017- C6, Class AS, 3.93%, 12/15/2050(g)	50,000	47,633
Verus Securitization Trust, Series 2021-R3, Class A1, 1.02%, 04/25/2064(b)(g)	62,156	59,015
WEST Trust 2025-ROSE, Series 2025-ROSE, Class A, 5.45%, 04/10/2030(b)(g)	50,000	50,440
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	56,000	57,440
Total Asset-Backed Securities (Cost $1,105,249)		1,123,702
U.S. Treasury Securities-10.27%
U.S. Treasury Bills-0.37%
4.21%–4.27%, 05/29/2025(h)(i)	37,000	36,879
U.S. Treasury Notes-9.90%
3.75%, 04/30/2027	582,400	584,129
3.75%, 04/15/2028	166,800	167,575
3.88%, 04/30/2030	234,800	236,488
		988,192
Total U.S. Treasury Securities (Cost $1,022,628)		1,025,071
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value

Municipal Obligations-0.70%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 BB, Ref. RB, 5.09%, 06/15/2025 (Cost $70,000)	$70,000	$70,021

Agency Credit Risk Transfer Notes-0.54%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)(j)	20,588	20,997
Freddie Mac, Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)(k)	31,946	32,490
Total Agency Credit Risk Transfer Notes (Cost $52,534)		53,487
	Shares
Preferred Stocks-0.29%
Diversified Financial Services-0.29%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(d) (Cost $27,500)	1,100	29,205
Money Market Funds-3.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.26%(l)(m) (Cost $307,132)	307,132	307,132
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $9,897,560)		9,981,852
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.11%
Invesco Private Government Fund, 4.32%(l)(m)(n)	86,416	$86,416
Invesco Private Prime Fund, 4.46%(l)(m)(n)	224,526	224,571
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $310,987)		310,987
TOTAL INVESTMENTS IN SECURITIES-103.13% (Cost $10,208,547)		10,292,839
OTHER ASSETS LESS LIABILITIES-(3.13)%		(312,330)
NET ASSETS-100.00%		$9,980,509

Investment Abbreviations:
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $3,117,705, which represented 31.24% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2025.
(f)	Perpetual bond with no specified maturity date.
(g)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2025.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	$33,888 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2S.
(j)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(k)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$339,476	$1,228,819	$(1,568,295)	$-	$-	$-	$4,367
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	2,068,574	(1,761,442)	-	-	307,132	1,513
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	173,811	954,885	(1,042,280)	-	-	86,416	2,112 *
Invesco Private Prime Fund	451,470	1,909,462	(2,136,342)	31	(50)	224,571	5,587 *
Total	$964,757	$6,161,740	$(6,508,359)	$31	$(50)	$618,119	$13,579

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	25	June-2025	$5,203,711	$24,515	$24,515
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
April 30, 2025
(Unaudited)
Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	9	June-2025	$(982,758)	$(15,620)	$(15,620)
U.S. Treasury 10 Year Notes	2	June-2025	(224,437)	(4,864)	(4,864)
Subtotal—Short Futures Contracts				(20,484)	(20,484)
Total Futures Contracts				$4,031	$4,031
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-70.88%(a)
Gas Utilities-1.95%
AltaGas Ltd. (Canada)	10,067	$297,353
Oil & Gas Equipment & Services-4.93%
Archrock, Inc.	11,631	273,678
Kodiak Gas Services, Inc.	14,051	477,874
		751,552
Oil & Gas Storage & Transportation-64.00%
Antero Midstream Corp.	28,785	476,392
Cheniere Energy, Inc.	3,430	792,707
DT Midstream, Inc.	3,189	309,971
Enbridge, Inc. (Canada)	15,914	743,025
Gibson Energy, Inc. (Canada)	9,796	153,823
Hess Midstream L.P., Class A	7,950	295,502
Keyera Corp. (Canada)	22,161	686,505
Kinder Morgan, Inc.	27,313	718,332
Kinetik Holdings, Inc., Class A	10,661	440,726
ONEOK, Inc.	9,887	812,316
Pembina Pipeline Corp. (Canada)	19,469	743,716
South Bow Corp. (Canada)	29,703	733,367
Targa Resources Corp.	5,766	985,409
TC Energy Corp. (Canada)	17,501	882,225
Williams Cos., Inc. (The)	16,846	986,670
		9,760,686
Total Common Stocks & Other Equity Interests (Cost $11,143,023)		10,809,591
	Shares	Value
Master Limited Partnerships & Related Entities-28.18%
Oil & Gas Storage & Transportation-25.00%
Energy Transfer L.P.	39,993	$661,484
Genesis Energy L.P.	39,083	537,000
MPLX L.P.	13,398	682,360
Enterprise Products Partners L.P.	21,723	649,518
Western Midstream Partners L.P.	11,748	441,725
Plains GP Holdings L.P., Class A(b)	45,039	839,527
		3,811,614
Oil & Gas Refining & Marketing-3.18%
Sunoco L.P.	8,340	484,971
Total Master Limited Partnerships & Related Entities (Cost $4,554,411)		4,296,585
Money Market Funds-0.34%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d) (Cost $51,175)	51,175	51,175
TOTAL INVESTMENTS IN SECURITIES-99.40% (Cost $15,748,609)		15,157,351
OTHER ASSETS LESS LIABILITIES-0.60%		92,128
NET ASSETS-100.00%		$15,249,479

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$208,673	$(157,498)	$-	$-	$51,175	$446
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund ˂˂No Caption Available˃˃	-	1,011,086	(1,011,086)	-	-	-	577 *
Invesco Private Prime Fund ˂˂No Caption Available˃˃	-	866,789	(866,743)	-	(46)	-	1,327 *
Total	$-	$2,086,548	$(2,035,327)	$-	$(46)	$51,175	$2,350

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Top QQQ ETF (QBIG)
April 30, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-38.89%
Communication Services-7.20%
Alphabet, Inc., Class A	3,168	$503,078
Alphabet, Inc., Class C	2,986	480,418
Meta Platforms, Inc., Class A	1,190	653,310
		1,636,806
Consumer Discretionary-7.12%
Amazon.com, Inc.(b)	5,757	1,061,706
Tesla, Inc.(b)	1,974	556,984
		1,618,690
Information Technology-24.57%
Apple, Inc.	8,160	1,734,000
Broadcom, Inc.	4,212	810,684
Microsoft Corp.	4,039	1,596,455
NVIDIA Corp.	13,256	1,443,843
		5,584,982
Total Common Stocks & Other Equity Interests (Cost $10,101,444)		8,840,478
	Shares	Value
Money Market Funds-59.15%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.26%(c)(d) (Cost $13,448,593)	13,448,593	$13,448,593
TOTAL INVESTMENTS IN SECURITIES-98.04% (Cost $23,550,037)		22,289,071
OTHER ASSETS LESS LIABILITIES-1.96%		445,546
NET ASSETS-100.00%		$22,734,617

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$20,425,166	$(20,425,166)	$-	$-	$-	$181,505
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	16,242,476	(2,793,883)	-	-	13,448,593	46,446
Total	$-	$36,667,642	$(23,219,049)	$-	$-	$13,448,593	$227,951

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Bank of America, N.A.	Pay	Bank of America MLQBIGG5R Index	SOFR + 0.73%	Quarterly	March-2026	$5,094,360	$-	$(501,333)	$(501,333)
Goldman Sachs International	Pay	Goldman Sachs GSQBIGG5R Index	SOFR + 0.82%	Quarterly	March-2026	5,095,312	-	(501,896)	(501,896)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Top QQQ ETF (QBIG)—(continued)
April 30, 2025
(Unaudited)
Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSQBIGG5R Index	SOFR + 0.88%	Quarterly	March-2026	$5,096,323	$-	$(504,449)	$(504,449)
Total Over-The-Counter Total Return Swap Agreements							$—	$(1,507,678)	$(1,507,678)

Abbreviations:
SOFR	-Secured Overnight Financing Rate

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)
April 30, 2025
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-40.71%
Aerospace & Defense-0.57%
BAE Systems PLC (United Kingdom)
5.00%, 03/26/2027(b)	$913,000	$925,272
5.13%, 03/26/2029(b)	662,000	676,137
5.50%, 03/26/2054(b)(c)	630,000	612,522
Boeing Co. (The)
6.26%, 05/01/2027	100,000	103,042
6.30%, 05/01/2029	169,000	177,822
6.39%, 05/01/2031	165,000	176,197
6.53%, 05/01/2034(c)	817,000	878,178
5.81%, 05/01/2050	235,000	220,449
General Dynamics Corp., 4.95%, 08/15/2035	1,294,000	1,298,813
Howmet Aerospace, Inc., 4.85%, 10/15/2031	201,000	202,105
Huntington Ingalls Industries, Inc.
5.35%, 01/15/2030	260,000	265,131
5.75%, 01/15/2035(c)	480,000	489,463
L3Harris Technologies, Inc., 5.40%, 07/31/2033	15,000	15,244
Lockheed Martin Corp.
5.10%, 11/15/2027	15,000	15,418
4.50%, 02/15/2029	142,000	143,336
4.80%, 08/15/2034(c)	453,000	449,525
5.90%, 11/15/2063	9,000	9,168
RTX Corp.
5.75%, 01/15/2029	117,000	122,342
5.15%, 02/27/2033	42,000	42,472
6.40%, 03/15/2054	54,000	58,043
TransDigm, Inc.
6.75%, 08/15/2028(b)	681,000	695,535
6.38%, 03/01/2029(b)	3,089,000	3,150,663
		10,726,877
Agricultural & Farm Machinery-0.12%
AGCO Corp.
5.45%, 03/21/2027	92,000	92,837
5.80%, 03/21/2034	234,000	232,598
CNH Industrial Capital LLC, 4.75%, 03/21/2028(c)	693,000	696,461
Deere & Co., 5.45%, 01/16/2035	624,000	645,487
John Deere Capital Corp.
4.70%, 06/10/2030	76,000	77,389
5.10%, 04/11/2034	442,000	448,176
		2,192,948
Air Freight & Logistics-0.09%
GXO Logistics, Inc.
6.25%, 05/06/2029	314,000	319,542
6.50%, 05/06/2034(c)	223,000	223,030
United Parcel Service, Inc.
5.15%, 05/22/2034(c)	293,000	297,259
5.50%, 05/22/2054(c)	411,000	392,155
5.60%, 05/22/2064	387,000	367,226
		1,599,212
Apparel Retail-0.08%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	1,737,000	1,572,789
	Principal Amount	Value
Application Software-0.16%
Cadence Design Systems, Inc., 4.70%, 09/10/2034(c)	$218,000	$213,689
Intuit, Inc., 5.20%, 09/15/2033	78,000	80,219
Roper Technologies, Inc.
4.50%, 10/15/2029	376,000	374,516
4.75%, 02/15/2032	428,000	423,864
4.90%, 10/15/2034	455,000	442,407
SS&C Technologies, Inc.
5.50%, 09/30/2027(b)	679,000	676,310
6.50%, 06/01/2032(b)	140,000	142,081
Synopsys, Inc., 5.70%, 04/01/2055	760,000	735,203
		3,088,289
Asset Management & Custody Banks-0.91%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	1,089,000	1,061,410
Ameriprise Financial, Inc.
5.70%, 12/15/2028	122,000	127,802
5.15%, 05/15/2033	55,000	55,712
5.20%, 04/15/2035	2,475,000	2,479,975
Bank of New York Mellon Corp. (The)
4.89%, 07/21/2028(d)	527,000	533,426
4.98%, 03/14/2030(d)	58,000	59,324
5.06%, 07/22/2032(d)	311,000	315,852
5.83%, 10/25/2033(d)	14,000	14,764
5.19%, 03/14/2035(d)	59,000	59,665
Series I, 3.75%(d)(e)	14,000	13,268
Series J, 4.97%, 04/26/2034(d)	31,000	30,813
Blackstone Secured Lending Fund
2.13%, 02/15/2027(c)	771,000	729,946
5.88%, 11/15/2027	267,000	270,432
Brookfield Asset Management Ltd. (Canada), 5.80%, 04/24/2035	2,813,000	2,859,588
Citadel L.P.
6.00%, 01/23/2030(b)	218,000	221,978
6.38%, 01/23/2032(b)	379,000	390,171
Northern Trust Corp., 6.13%, 11/02/2032	10,000	10,773
State Street Corp.
5.33% (SOFR + 0.95%), 04/24/2028(f)	1,157,000	1,159,708
5.68%, 11/21/2029(d)	150,000	156,243
4.73%, 02/28/2030	1,939,000	1,962,709
6.12%, 11/21/2034(d)	94,000	98,414
5.15%, 02/28/2036(d)	2,242,000	2,252,830
6.45%(d)(e)	2,432,000	2,389,471
		17,254,274
Automobile Manufacturers-1.33%
American Honda Finance Corp.
5.09% (SOFR + 0.71%), 01/09/2026(f)	1,141,000	1,141,827
4.90%, 01/10/2034(c)	294,000	288,786
Daimler Truck Finance North America LLC (Germany)
5.00%, 01/15/2027(b)(c)	596,000	600,331
5.38%, 01/18/2034(b)	556,000	552,058
5.63%, 01/13/2035(b)	829,000	829,445
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Automobile Manufacturers-(continued)
Ford Motor Credit Co. LLC
6.95%, 06/10/2026	$792,000	$800,516
2.70%, 08/10/2026	1,239,000	1,191,114
7.35%, 11/04/2027	889,000	915,522
5.92%, 03/20/2028(c)	1,296,000	1,288,688
6.80%, 05/12/2028	896,000	909,781
6.80%, 11/07/2028	806,000	822,675
7.20%, 06/10/2030(c)	879,000	905,663
Hyundai Capital America
5.65%, 06/26/2026(b)	91,000	91,977
5.00%, 01/07/2028(b)	2,481,000	2,488,422
5.60%, 03/30/2028(b)	50,000	50,859
5.35%, 03/19/2029(b)	99,000	99,810
5.30%, 01/08/2030(b)(c)	1,062,000	1,072,202
5.80%, 04/01/2030(b)	9,000	9,234
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)(c)	2,198,000	2,233,434
Mercedes-Benz Finance North America LLC (Germany)
4.80%, 01/11/2027(b)(c)	750,000	752,483
5.10%, 08/03/2028(b)	625,000	632,961
4.85%, 01/11/2029(b)	690,000	692,065
5.00%, 01/11/2034(b)	337,000	329,024
5.13%, 08/01/2034(b)(c)	1,588,000	1,563,195
PACCAR Financial Corp., 4.00%, 09/26/2029	813,000	805,455
Toyota Motor Credit Corp.
4.55%, 08/09/2029	288,000	289,937
5.10%, 03/21/2031	337,000	345,282
Volkswagen Group of America Finance LLC (Germany)
4.90%, 08/14/2026(b)	1,035,000	1,036,518
5.25%, 03/22/2029(b)	804,000	807,560
4.95%, 08/15/2029(b)(c)	882,000	875,537
5.60%, 03/22/2034(b)(c)	603,000	595,170
		25,017,531
Automotive Parts & Equipment-0.49%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)(c)	1,350,000	1,374,705
ERAC USA Finance LLC
5.00%, 02/15/2029(b)	114,000	116,016
4.90%, 05/01/2033(b)	55,000	54,335
PHINIA, Inc., 6.75%, 04/15/2029(b)	3,000,000	3,035,773
ZF North America Capital, Inc. (Germany)
6.88%, 04/14/2028(b)	2,787,000	2,664,950
7.13%, 04/14/2030(b)	853,000	785,848
6.75%, 04/23/2030(b)	176,000	160,779
6.88%, 04/23/2032(b)	1,246,000	1,094,886
		9,287,292
Automotive Retail-0.03%
AutoZone, Inc., 5.20%, 08/01/2033	58,000	57,956
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	580,000	567,137
		625,093
	Principal Amount	Value
Biotechnology-0.08%
AbbVie, Inc.
4.80%, 03/15/2029	$442,000	$450,904
5.05%, 03/15/2034	347,000	350,042
5.40%, 03/15/2054(c)	256,000	245,538
5.50%, 03/15/2064	206,000	198,181
Amgen, Inc.
5.15%, 03/02/2028	49,000	50,095
5.25%, 03/02/2030	17,000	17,489
Gilead Sciences, Inc.
5.25%, 10/15/2033	81,000	82,731
5.55%, 10/15/2053	72,000	70,246
		1,465,226
Broadcasting-0.03%
Paramount Global
5.85%, 09/01/2043	375,000	318,147
4.95%, 05/19/2050(c)	375,000	276,796
		594,943
Broadline Retail-0.07%
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037(b)	1,246,000	1,257,563
Building Products-0.37%
Carrier Global Corp., 5.90%, 03/15/2034	35,000	36,870
Holcim Finance US LLC (Switzerland)
4.60%, 04/07/2027(b)	1,704,000	1,710,413
4.70%, 04/07/2028(b)	1,462,000	1,473,293
4.95%, 04/07/2030(b)	794,000	802,525
5.40%, 04/07/2035(b)(c)	2,625,000	2,625,162
HP Communities LLC
5.78%, 03/15/2046(b)	150,000	138,869
5.86%, 09/15/2053(b)	100,000	87,889
Lennox International, Inc., 5.50%, 09/15/2028	64,000	65,706
		6,940,727
Cable & Satellite-0.04%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029(b)(c)	472,000	476,660
7.38%, 03/01/2031(b)(c)	67,000	69,048
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 6.65%, 02/01/2034	139,000	143,953
Comcast Corp., 5.50%, 11/15/2032	26,000	27,046
Cox Communications, Inc., 5.70%, 06/15/2033(b)	22,000	22,143
		738,850
Cargo Ground Transportation-0.17%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.75%, 05/24/2026(b)	20,000	20,220
5.35%, 01/12/2027(b)	58,000	58,683
5.70%, 02/01/2028(b)	25,000	25,667
5.55%, 05/01/2028(b)	39,000	39,970
6.05%, 08/01/2028(b)	55,000	57,229
5.25%, 02/01/2030(b)	2,070,000	2,105,587
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Cargo Ground Transportation-(continued)
Ryder System, Inc.
4.90%, 12/01/2029	$772,000	$774,617
6.60%, 12/01/2033	130,000	140,601
		3,222,574
Commercial & Residential Mortgage Finance-0.06%
Aviation Capital Group LLC
6.25%, 04/15/2028(b)	40,000	41,410
6.75%, 10/25/2028(b)	112,000	118,580
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	834,000	857,273
Radian Group, Inc., 6.20%, 05/15/2029	183,000	189,036
		1,206,299
Computer & Electronics Retail-0.00%
Leidos, Inc., 5.75%, 03/15/2033	28,000	28,708
Construction Machinery & Heavy Transportation Equipment-0.01%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	195,000	193,981
Consumer Electronics-0.08%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2029(b)(c)	1,108,000	1,141,788
Sensata Technologies B.V., 4.00%, 04/15/2029(b)(c)	342,000	315,105
		1,456,893
Consumer Finance-0.95%
American Express Co.
5.65%, 04/23/2027(c)(d)	409,000	413,376
4.73%, 04/25/2029(c)(d)	1,781,000	1,797,808
5.64% (SOFR + 1.26%), 04/25/2029(c)(f)	5,492,000	5,521,061
5.53%, 04/25/2030(d)	368,000	380,703
5.02%, 04/25/2031(c)(d)	2,930,000	2,978,436
5.44%, 01/30/2036(d)	817,000	824,944
5.67%, 04/25/2036(d)	977,000	1,003,249
Capital One Financial Corp., 7.15%, 10/29/2027(d)	48,000	49,682
FirstCash, Inc.
4.63%, 09/01/2028(b)	3,000,000	2,911,445
6.88%, 03/01/2032(b)	2,047,000	2,096,889
General Motors Financial Co., Inc., 5.40%, 04/06/2026	7,000	7,016
		17,984,609
Consumer Staples Merchandise Retail-0.26%
Dollar General Corp., 5.50%, 11/01/2052	15,000	13,453
Target Corp., 5.00%, 04/15/2035	838,000	829,523
Walmart, Inc., 4.90%, 04/28/2035	3,950,000	4,002,696
		4,845,672
Distillers & Vintners-0.00%
Constellation Brands, Inc., 4.90%, 05/01/2033	9,000	8,788
Distributors-0.08%
Genuine Parts Co.
6.50%, 11/01/2028	166,000	175,788
4.95%, 08/15/2029	1,114,000	1,120,218
6.88%, 11/01/2033	174,000	191,806
		1,487,812
	Principal Amount	Value
Diversified Banks-7.68%
Africa Finance Corp. (Supranational)
4.38%, 04/17/2026(b)	$280,000	$277,306
7.50%(b)(d)(e)	3,560,000	3,482,392
Australia and New Zealand Banking Group Ltd. (Australia)
6.74%, 12/08/2032(b)(c)	817,000	879,159
5.20%, 09/30/2035(b)(d)	2,441,000	2,355,296
6.75%(b)(d)(e)	636,000	643,585
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(d)(e)	622,000	671,451
Banco Santander S.A. (Spain)
5.55%, 03/14/2028(d)	800,000	812,541
9.63%(d)(e)	1,000,000	1,091,853
9.63%(c)(d)(e)	1,200,000	1,358,629
Bank of America Corp.
5.43% (SOFR + 1.05%), 02/04/2028(f)	24,000	24,090
4.95%, 07/22/2028(d)	7,000	7,076
4.98%, 01/24/2029(c)(d)	4,169,000	4,225,205
5.21% (SOFR + 0.83%), 01/24/2029(c)(f)	1,004,000	996,387
5.20%, 04/25/2029(d)	87,000	88,889
5.16%, 01/24/2031(c)(d)	466,000	474,830
5.39% (SOFR + 1.01%), 01/24/2031(f)	892,000	882,398
5.43%, 08/15/2035(c)(d)	746,000	730,440
5.51%, 01/24/2036(c)(d)	3,024,000	3,066,294
6.63%(d)(e)	2,035,000	2,041,025
Bank of Montreal (Canada)
5.30%, 06/05/2026	31,000	31,303
7.70%, 05/26/2084(c)(d)	953,000	972,450
7.30%, 11/26/2084(d)	1,073,000	1,057,148
Bank of New York Mellon (The)
4.59%, 04/20/2027(c)(d)	1,430,000	1,435,504
5.09% (SOFR + 0.71%), 04/20/2027(f)	1,964,000	1,968,492
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(d)	1,010,000	1,025,377
Bank of Nova Scotia (The) (Canada)
8.63%, 10/27/2082(d)	853,000	883,997
8.00%, 01/27/2084(c)(d)	731,000	749,793
Barclays PLC (United Kingdom)
5.37%, 02/25/2031(d)	891,000	903,232
6.69%, 09/13/2034(d)	676,000	722,448
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico (Mexico), 8.13%, 01/08/2039(b)(d)	76,000	77,510
BNP Paribas S.A. (France)
4.79%, 05/09/2029(b)(d)	1,457,000	1,457,000
5.84% (SOFR + 1.43%), 05/09/2029(b)(f)	4,857,000	4,857,000
5.09%, 05/09/2031(b)(d)	4,629,000	4,624,557
BPCE S.A. (France)
6.29%, 01/14/2036(b)(d)	1,457,000	1,509,970
6.92%, 01/14/2046(b)(c)(d)	979,000	996,408
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(d)	914,000	883,572
Citibank N.A., 4.93%, 08/06/2026	1,373,000	1,383,993
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Citigroup, Inc.
5.17%, 02/13/2030(d)	$100,000	$101,496
4.54%, 09/19/2030(d)	1,085,000	1,074,276
6.17%, 05/25/2034(d)	72,000	73,720
5.83%, 02/13/2035(d)	272,000	270,491
5.41%, 09/19/2039(d)	975,000	931,001
5.61%, 03/04/2056(d)	3,258,000	3,115,680
Series AA, 7.63%(c)(d)(e)	1,931,000	1,987,638
Series BB, 7.20%(d)(e)	1,641,000	1,634,079
Series DD, 7.00%(c)(d)(e)	2,242,000	2,229,991
Series W, 4.00%(c)(d)(e)	425,000	416,672
Series Z, 7.38%(c)(d)(e)	1,892,000	1,920,266
Comerica, Inc., 5.98%, 01/30/2030(d)	67,000	67,851
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(c)(d)	652,000	642,108
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)(c)	915,000	936,960
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	774,000	777,963
Fifth Third Bancorp
1.71%, 11/01/2027(d)	10,000	9,570
6.34%, 07/27/2029(d)	8,000	8,391
4.77%, 07/28/2030(d)	32,000	31,906
5.63%, 01/29/2032(d)	108,000	110,674
Goldman Sachs Bank USA, 5.28%, 03/18/2027(d)	440,000	443,017
HSBC Holdings PLC (United Kingdom)
5.60%, 05/17/2028(d)	842,000	856,614
5.21%, 08/11/2028(c)(d)	656,000	664,255
5.29%, 11/19/2030(d)	1,122,000	1,139,315
5.13%, 03/03/2031(d)	1,232,000	1,242,188
7.40%, 11/13/2034(d)	506,000	556,416
6.33%, 03/09/2044(d)	664,000	697,355
6.88%(d)(e)	823,000	818,240
6.95%(c)(d)(e)	865,000	845,508
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)(d)	790,000	806,925
JPMorgan Chase & Co.
5.57%, 04/22/2028(d)	296,000	302,790
4.85%, 07/25/2028(d)	9,000	9,099
4.92%, 01/24/2029(d)	421,000	427,042
5.30%, 07/24/2029(d)	54,000	55,350
6.09%, 10/23/2029(d)	72,000	75,697
5.01%, 01/23/2030(d)	54,000	54,918
5.58%, 04/22/2030(d)	237,000	245,664
5.00%, 07/22/2030(d)	527,000	534,807
4.60%, 10/22/2030(d)	1,114,000	1,113,649
5.14%, 01/24/2031(d)	975,000	996,026
5.10%, 04/22/2031(c)(d)	2,131,000	2,170,140
5.72%, 09/14/2033(d)	26,000	26,828
5.34%, 01/23/2035(d)	57,000	57,498
5.50%, 01/24/2036(c)(d)	1,081,000	1,100,293
5.53%, 11/29/2045(d)	2,378,000	2,343,647
Series NN, 6.88%(d)(e)	185,000	191,030
Series OO, 6.50%(d)(e)	4,336,000	4,343,604
	Principal Amount	Value
Diversified Banks-(continued)
KeyBank N.A.
3.30%, 06/01/2025	$590,000	$589,038
4.15%, 08/08/2025(c)	330,000	329,380
5.85%, 11/15/2027(c)	571,000	586,515
KeyCorp, 2.55%, 10/01/2029	14,000	12,706
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	798,000	802,230
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.02%, 07/20/2028(d)	679,000	686,925
5.26%, 04/17/2030(d)	953,000	974,162
5.16%, 04/24/2031(c)(d)	859,000	874,991
5.86% (SOFR + 1.48%), 04/24/2031(c)(f)	1,771,000	1,791,477
5.41%, 04/19/2034(c)(d)	542,000	552,136
5.43%, 04/17/2035(d)	883,000	890,767
5.57%, 01/16/2036(d)	1,558,000	1,588,638
5.62%, 04/24/2036(d)	6,186,000	6,323,767
8.20%(c)(d)(e)	1,787,000	1,910,155
Mizuho Financial Group, Inc. (Japan)
5.78%, 07/06/2029(d)	570,000	590,424
5.38%, 07/10/2030(d)	899,000	919,819
5.59%, 07/10/2035(d)	1,016,000	1,034,112
Morgan Stanley Bank N.A.
4.75%, 04/21/2026	548,000	550,070
5.88%, 10/30/2026	896,000	917,773
5.02%, 01/12/2029(c)(d)	980,000	994,946
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)(d)	2,067,000	2,089,929
National Securities Clearing Corp.
5.10%, 11/21/2027(b)	1,096,000	1,123,572
5.00%, 05/30/2028(b)(c)	560,000	572,543
Nordea Bank Abp (Finland), 6.30%(b)(d)(e)	1,028,000	981,871
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	823,000	830,300
PNC Financial Services Group, Inc. (The)
6.62%, 10/20/2027(d)	85,000	87,567
5.58%, 06/12/2029(d)	58,000	59,812
6.04%, 10/28/2033(d)	12,000	12,543
5.07%, 01/24/2034(d)	22,000	21,764
6.88%, 10/20/2034(d)	64,000	70,378
Series V, 6.20%(d)(e)	28,000	28,052
Series W, 6.25%(d)(e)	46,000	45,372
Royal Bank of Canada (Canada)
5.09% (SOFR + 0.71%), 01/21/2027(f)	20,000	20,032
4.95%, 02/01/2029	46,000	46,966
5.00%, 02/01/2033	24,000	24,121
7.50%, 05/02/2084(c)(d)	1,056,000	1,087,388
Standard Chartered PLC (United Kingdom)
6.19%, 07/06/2027(b)(d)	523,000	531,419
6.75%, 02/08/2028(b)(c)(d)	448,000	463,235
7.02%, 02/08/2030(b)(c)(d)	525,000	564,032
5.01%, 10/15/2030(b)(c)(d)	1,217,000	1,223,112
2.68%, 06/29/2032(b)(d)	810,000	702,416
7.75%(b)(d)(e)	1,166,000	1,189,178
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)(e)	1,866,000	1,824,472
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 03/09/2026(b)	$555,000	$561,225
5.65%, 09/14/2026(b)(c)	558,000	568,266
5.55%, 09/14/2028(b)	687,000	711,429
5.20%, 03/07/2029(b)	969,000	996,745
5.35%, 03/07/2034(b)(c)	928,000	945,576
Synovus Bank, 5.63%, 02/15/2028	730,000	732,696
Toronto-Dominion Bank (The) (Canada)
4.78%, 12/17/2029(c)	1,195,000	1,206,803
8.13%, 10/31/2082(d)	701,000	726,296
7.25%, 07/31/2084(c)(d)	1,011,000	1,006,863
U.S. Bancorp
5.78%, 06/12/2029(d)	46,000	47,594
5.38%, 01/23/2030(d)	110,000	112,675
UBS AG (Switzerland), 5.65%, 09/11/2028	674,000	700,784
Wells Fargo & Co.
5.71%, 04/22/2028(d)	182,000	186,103
4.81%, 07/25/2028(d)	10,000	10,064
5.75% (SOFR + 1.37%), 04/23/2029(f)	2,336,000	2,352,384
5.57%, 07/25/2029(d)	37,000	38,075
6.30%, 10/23/2029(d)	51,000	53,836
5.20%, 01/23/2030(d)	64,000	65,302
5.15%, 04/23/2031(d)	2,417,000	2,455,047
4.90%, 07/25/2033(d)	9,000	8,845
5.39%, 04/24/2034(d)	27,000	27,119
5.56%, 07/25/2034(d)	100,000	101,398
5.50%, 01/23/2035(d)	92,000	92,740
5.61%, 04/23/2036(d)	5,116,000	5,196,925
6.85%(d)(e)	382,000	387,122
7.63%(d)(e)	41,000	43,264
Westpac Banking Corp. (Australia)
6.82%, 11/17/2033	174,000	189,421
5.62%, 11/20/2035(d)	797,000	790,420
		144,942,370
Diversified Capital Markets-0.26%
Ares Strategic Income Fund, 5.70%, 03/15/2028(b)(c)	1,205,000	1,203,168
Credit Suisse Group AG (Switzerland)
4.50%(b)(d)(e)(g)(h)	332,000	19,920
5.25%(b)(d)(e)(g)(h)	271,000	16,260
UBS Group AG (Switzerland)
5.71%, 01/12/2027(b)(c)(d)	491,000	494,284
5.43%, 02/08/2030(b)(d)	527,000	539,870
7.13%(b)(d)(e)	967,000	927,239
Series 28, 9.25%(b)(d)(e)	784,000	849,066
Series 33, 9.25%(b)(d)(e)	721,000	807,729
		4,857,536
Diversified Chemicals-0.05%
Sasol Financing USA LLC (South Africa), 8.75%, 05/03/2029(b)	951,000	902,396
Diversified Financial Services-1.40%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.10%, 01/19/2029	429,000	433,829
6.50%, 01/31/2056(c)(d)	1,313,000	1,278,328
	Principal Amount	Value
Diversified Financial Services-(continued)
AMC East Communities LLC, 6.01%, 01/15/2053(b)	$180,233	$168,591
Apollo Global Management, Inc., 6.38%, 11/15/2033	106,000	114,755
Avolon Holdings Funding Ltd. (Ireland)
4.95%, 01/15/2028(b)	1,152,000	1,146,746
6.38%, 05/04/2028(b)	109,000	112,436
BlackRock Funding, Inc., 4.90%, 01/08/2035	195,000	195,489
Corebridge Financial, Inc.
6.05%, 09/15/2033	80,000	83,329
5.75%, 01/15/2034	132,000	134,658
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	1,270,000	1,279,704
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	8,793,000	8,612,486
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/2029(b)	2,000,000	1,905,913
7.13%, 04/30/2031(b)	459,000	473,753
6.13%, 11/01/2032(b)	1,974,000	1,941,961
6.75%, 05/01/2033(b)	2,021,000	2,032,036
LPL Holdings, Inc.
5.70%, 05/20/2027	348,000	354,823
5.15%, 06/15/2030	1,648,000	1,654,032
5.65%, 03/15/2035	24,000	23,752
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	210,772	167,479
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	1,730,000	1,732,542
Pacific Beacon LLC
5.38%, 07/15/2026(b)	22,813	22,990
5.51%, 07/15/2036(b)	500,000	497,706
Pershing Square Holdings Ltd., 3.25%, 10/01/2031(b)	2,300,000	1,966,688
		26,334,026
Diversified Metals & Mining-0.92%
BHP Billiton Finance (USA) Ltd. (Australia)
5.10%, 09/08/2028	99,000	101,590
5.25%, 09/08/2030	70,000	72,286
5.25%, 09/08/2033	126,000	127,476
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	674,000	653,412
Glencore Funding LLC (Australia)
5.44% (SOFR + 1.06%), 04/04/2027(b)(f)	310,000	311,479
4.91%, 04/01/2028(b)(c)	1,685,000	1,702,390
5.37%, 04/04/2029(b)	208,000	212,139
5.19%, 04/01/2030(b)	1,303,000	1,319,736
5.63%, 04/04/2034(b)	135,000	135,081
5.67%, 04/01/2035(b)	1,915,000	1,911,172
5.89%, 04/04/2054(b)	128,000	120,863
6.14%, 04/01/2055(b)	739,000	716,861
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	3,000,000	2,989,929
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Diversified Metals & Mining-(continued)
Rio Tinto Finance (USA) PLC (Australia)
4.38%, 03/12/2027(c)	$1,104,000	$1,110,081
4.50%, 03/14/2028(c)	391,000	394,429
4.88%, 03/14/2030(c)	1,156,000	1,173,980
5.00%, 03/14/2032	1,265,000	1,274,340
5.25%, 03/14/2035	1,641,000	1,648,072
5.75%, 03/14/2055	1,117,000	1,103,281
5.88%, 03/14/2065	344,000	340,129
		17,418,726
Diversified REITs-0.02%
Fort Moore Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	170,774
VICI Properties L.P.
5.75%, 04/01/2034	103,000	103,648
6.13%, 04/01/2054	72,000	69,044
		343,466
Diversified Support Services-0.16%
Element Fleet Management Corp. (Canada)
6.32%, 12/04/2028(b)	142,000	149,426
5.04%, 03/25/2030(b)	2,323,000	2,313,216
RB Global Holdings, Inc. (Canada)
6.75%, 03/15/2028(b)	197,000	201,109
7.75%, 03/15/2031(b)	366,000	384,202
		3,047,953
Drug Retail-0.04%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	760,000	744,456
Electric Utilities-2.68%
Alabama Power Co., 5.85%, 11/15/2033	69,000	73,413
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	456,000	484,394
American Electric Power Co., Inc.
5.75%, 11/01/2027	13,000	13,414
5.20%, 01/15/2029	101,000	103,093
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/2028	45,000	46,405
4.80%, 03/15/2030(c)	727,000	739,473
5.05%, 03/01/2035(c)	753,000	747,875
Series AJ, 4.85%, 10/01/2052	32,000	28,305
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	3,352,000	3,259,395
Consolidated Edison Co. of New York, Inc.
5.50%, 03/15/2034	51,000	52,860
5.90%, 11/15/2053	69,000	69,528
Constellation Energy Generation LLC
6.13%, 01/15/2034	62,000	65,201
6.50%, 10/01/2053	30,000	31,095
5.75%, 03/15/2054	145,000	137,137
Duke Energy Carolinas LLC
4.85%, 03/15/2030	227,000	231,681
5.25%, 03/15/2035	1,176,000	1,193,694
5.35%, 01/15/2053	23,000	21,638
Duke Energy Corp.
4.85%, 01/05/2029	163,000	165,272
5.00%, 08/15/2052	14,000	11,987
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Indiana LLC, 5.40%, 04/01/2053	$30,000	$28,033
Electricite de France S.A. (France)
5.70%, 05/23/2028(b)	336,000	346,810
6.38%, 01/13/2055(b)	2,395,000	2,371,346
9.13%(b)(d)(e)	685,000	767,868
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	672,000	677,081
Entergy Corp., 7.13%, 12/01/2054(d)	174,000	175,381
Entergy Louisiana LLC
5.15%, 09/15/2034	245,000	245,845
5.80%, 03/15/2055	1,049,000	1,036,633
Entergy Texas, Inc.
5.25%, 04/15/2035	947,000	948,627
5.55%, 09/15/2054	254,000	240,448
Evergy Metro, Inc., 4.95%, 04/15/2033	32,000	31,726
Exelon Corp.
5.15%, 03/15/2029	106,000	108,413
5.13%, 03/15/2031	1,841,000	1,874,895
5.45%, 03/15/2034	174,000	176,638
5.60%, 03/15/2053	189,000	177,487
5.88%, 03/15/2055	1,482,000	1,443,612
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	8,000	8,158
FirstEnergy Transmission LLC
4.55%, 01/15/2030	562,000	556,767
5.00%, 01/15/2035	313,000	308,737
Florida Power & Light Co., 4.80%, 05/15/2033	17,000	16,932
Georgia Power Co., 4.95%, 05/17/2033	28,000	27,947
MidAmerican Energy Co.
5.35%, 01/15/2034	29,000	29,839
5.85%, 09/15/2054	41,000	41,513
5.30%, 02/01/2055	195,000	182,059
National Rural Utilities Cooperative Finance Corp.
4.85%, 02/07/2029	455,000	461,940
5.00%, 02/07/2031	151,000	154,601
5.80%, 01/15/2033	11,000	11,535
5.00%, 08/15/2034	1,121,000	1,116,462
7.13%, 09/15/2053(d)	607,000	625,189
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029	252,000	255,359
5.05%, 03/15/2030	990,000	1,006,190
5.45%, 03/15/2035	2,854,000	2,876,658
6.75%, 06/15/2054(d)	181,000	183,296
6.38%, 08/15/2055(d)	662,000	665,050
Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	100,000	99,478
Northern States Power Co.
5.05%, 05/15/2035	2,065,000	2,072,908
5.65%, 05/15/2055	1,586,000	1,573,787
Oglethorpe Power Corp., 5.90%, 02/01/2055(b)	126,000	123,316
Ohio Power Co., 5.65%, 06/01/2034	197,000	199,847
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053(c)	848,000	816,946
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Oncor Electric Delivery Co. LLC
4.50%, 03/20/2027(b)	$1,359,000	$1,368,595
4.65%, 11/01/2029	1,462,000	1,476,063
5.65%, 11/15/2033	105,000	109,176
5.80%, 04/01/2055(b)	3,340,000	3,303,568
Pacific Gas and Electric Co.
5.90%, 10/01/2054	561,000	514,124
6.15%, 03/01/2055	1,534,000	1,439,722
PacifiCorp
5.10%, 02/15/2029	113,000	115,306
5.30%, 02/15/2031	153,000	157,222
5.45%, 02/15/2034	116,000	116,938
5.80%, 01/15/2055	106,000	101,225
PPL Capital Funding, Inc., 5.25%, 09/01/2034	153,000	153,070
Public Service Co. of Colorado, 5.25%, 04/01/2053	23,000	20,826
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	41,000	42,047
San Diego Gas & Electric Co.
5.35%, 04/01/2053	46,000	42,448
5.55%, 04/15/2054	342,000	324,670
Sierra Pacific Power Co., 5.90%, 03/15/2054	22,000	21,844
Southern Co. (The)
5.70%, 10/15/2032	10,000	10,401
4.85%, 03/15/2035	709,000	687,525
Series B, 4.00%, 01/15/2051(d)	321,000	316,736
Southwestern Electric Power Co., 5.30%, 04/01/2033	27,000	26,900
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	131,000	133,298
Union Electric Co.
5.20%, 04/01/2034	251,000	253,605
5.25%, 04/15/2035(c)	789,000	801,145
5.13%, 03/15/2055	367,000	331,862
Virginia Electric & Power Co., 5.00%, 04/01/2033	28,000	27,818
Vistra Operations Co. LLC
5.05%, 12/30/2026(b)	619,000	622,188
5.63%, 02/15/2027(b)	3,000,000	3,000,640
7.75%, 10/15/2031(b)	847,000	896,170
6.88%, 04/15/2032(b)	455,000	471,650
6.95%, 10/15/2033(b)	59,000	63,396
6.00%, 04/15/2034(b)	150,000	151,654
5.70%, 12/30/2034(b)(c)	1,407,000	1,401,543
Xcel Energy, Inc., 4.75%, 03/21/2028	476,000	479,953
		50,524,545
Electrical Components & Equipment-0.28%
EnerSys, 4.38%, 12/15/2027(b)	5,311,000	5,155,559
Regal Rexnord Corp.
6.30%, 02/15/2030	15,000	15,504
6.40%, 04/15/2033	57,000	58,124
		5,229,187
	Principal Amount	Value
Electronic Components-0.05%
Amphenol Corp.
5.00%, 01/15/2035(c)	$586,000	$587,735
5.38%, 11/15/2054(c)	306,000	297,555
		885,290
Electronic Equipment & Instruments-0.09%
Keysight Technologies, Inc., 5.35%, 07/30/2030	1,731,000	1,777,600
Electronic Manufacturing Services-0.03%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	644,000	653,891
Environmental & Facilities Services-0.10%
Republic Services, Inc.
4.88%, 04/01/2029	142,000	144,589
5.00%, 12/15/2033	82,000	82,557
5.00%, 04/01/2034	13,000	13,079
Veralto Corp.
5.50%, 09/18/2026	254,000	257,689
5.35%, 09/18/2028	90,000	92,915
Waste Management, Inc., 5.35%, 10/15/2054(c)	1,405,000	1,350,700
		1,941,529
Financial Exchanges & Data-0.01%
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	11,000	9,786
5.20%, 06/15/2062	27,000	24,359
Nasdaq, Inc.
5.35%, 06/28/2028	15,000	15,422
5.55%, 02/15/2034	36,000	36,981
5.95%, 08/15/2053	8,000	8,063
6.10%, 06/28/2063	35,000	35,235
		129,846
Food Distributors-0.03%
Sysco Corp., 5.10%, 09/23/2030	641,000	653,108
Food Retail-0.09%
Kroger Co. (The)
5.00%, 09/15/2034	708,000	694,217
5.65%, 09/15/2064	1,102,000	1,024,462
		1,718,679
Gas Utilities-0.20%
Atmos Energy Corp.
5.90%, 11/15/2033	43,000	45,764
6.20%, 11/15/2053	35,000	37,242
5.00%, 12/15/2054(c)	333,000	297,402
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	45,000	45,611
Southwest Gas Corp., 5.45%, 03/23/2028	18,000	18,420
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033(b)	1,190,000	1,221,800
7.75%, 05/01/2035(b)	2,137,000	2,196,223
		3,862,462
Gold-0.03%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	547,000	560,038
Health Care Distributors-0.04%
Cardinal Health, Inc., 5.45%, 02/15/2034	108,000	109,172
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Health Care Distributors-(continued)
Cencora, Inc., 5.13%, 02/15/2034	$108,000	$108,295
McKesson Corp., 4.25%, 09/15/2029(c)	534,000	533,050
		750,517
Health Care Equipment-0.28%
Smith & Nephew PLC (United Kingdom)
5.15%, 03/20/2027	108,000	109,329
5.40%, 03/20/2034	309,000	308,574
Stryker Corp.
4.55%, 02/10/2027	370,000	372,052
4.25%, 09/11/2029	592,000	588,906
4.85%, 02/10/2030	1,661,000	1,684,631
5.20%, 02/10/2035	2,192,000	2,210,127
		5,273,619
Health Care Facilities-0.24%
Adventist Health System, 5.76%, 12/01/2034	144,000	143,576
HCA, Inc.
5.00%, 03/01/2028(c)	600,000	607,010
5.45%, 09/15/2034	303,000	300,799
5.75%, 03/01/2035	1,104,000	1,114,287
5.90%, 06/01/2053	42,000	39,826
6.20%, 03/01/2055	987,000	968,167
Universal Health Services, Inc.
4.63%, 10/15/2029	465,000	453,276
5.05%, 10/15/2034(c)	826,000	771,912
UPMC
5.04%, 05/15/2033	141,000	140,192
5.38%, 05/15/2043	80,000	76,615
		4,615,660
Health Care REITs-0.02%
Alexandria Real Estate Equities, Inc.
5.25%, 05/15/2036	62,000	59,682
5.63%, 05/15/2054	252,000	230,754
		290,436
Health Care Services-0.87%
CommonSpirit Health
5.32%, 12/01/2034	857,000	849,491
5.55%, 12/01/2054	545,000	499,848
CVS Health Corp.
5.00%, 01/30/2029	45,000	45,506
5.25%, 01/30/2031	7,000	7,105
6.75%, 12/10/2054(c)(d)	2,249,000	2,239,479
7.00%, 03/10/2055(d)	9,185,000	9,314,034
6.00%, 06/01/2063	17,000	15,820
DaVita, Inc., 6.88%, 09/01/2032(b)	27,000	27,281
Icon Investments Six DAC
5.81%, 05/08/2027(c)	831,000	847,835
5.85%, 05/08/2029	721,000	738,648
6.00%, 05/08/2034	640,000	639,509
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	903,000	887,958
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	278,000	166,427
Quest Diagnostics, Inc., 6.40%, 11/30/2033	64,000	69,497
		16,348,438
	Principal Amount	Value
Health Care Supplies-0.05%
Solventum Corp.
5.45%, 02/25/2027	$198,000	$200,996
5.40%, 03/01/2029	379,000	386,674
5.60%, 03/23/2034(c)	269,000	272,125
		859,795
Highways & Railtracks-0.02%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	336,409	308,655
Home Improvement Retail-0.05%
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034(c)	770,000	748,031
Home Depot, Inc. (The), 4.90%, 04/15/2029	148,000	152,041
Lowe’s Cos., Inc.
5.80%, 09/15/2062	2,000	1,889
5.85%, 04/01/2063	3,000	2,850
		904,811
Homebuilding-0.02%
D.R. Horton, Inc., 5.00%, 10/15/2034	410,000	398,223
Hotel & Resort REITs-0.03%
Phillips Edison Grocery Center Operating Partnership I L.P.
5.75%, 07/15/2034	112,000	113,380
4.95%, 01/15/2035	412,000	391,878
		505,258
Hotels, Resorts & Cruise Lines-0.31%
Carnival Corp.
7.88%, 06/01/2027	827,000	867,750
7.00%, 08/15/2029(b)	117,000	122,142
5.75%, 03/15/2030(b)(c)	1,121,000	1,113,908
Expedia Group, Inc., 5.40%, 02/15/2035	1,312,000	1,292,309
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(b)	413,000	417,611
6.13%, 04/01/2032(b)	192,000	194,734
Marriott International, Inc.
4.88%, 05/15/2029	66,000	66,594
4.80%, 03/15/2030	575,000	575,849
5.30%, 05/15/2034	79,000	77,898
5.35%, 03/15/2035(c)	376,000	369,954
Royal Caribbean Cruises Ltd.
6.25%, 03/15/2032(b)	350,000	355,543
6.00%, 02/01/2033(b)	397,000	398,367
		5,852,659
Human Resource & Employment Services-0.08%
Paychex, Inc.
5.10%, 04/15/2030	1,101,000	1,117,853
5.60%, 04/15/2035	412,000	419,844
		1,537,697
Independent Power Producers & Energy Traders-0.35%
AES Corp. (The)
5.80%, 03/15/2032	3,660,000	3,653,016
6.95%, 07/15/2055(d)	868,000	811,658
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	639,303	635,307
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Independent Power Producers & Energy Traders-(continued)
Vistra Corp.
7.00%(b)(d)(e)	$619,000	$625,590
Series C, 8.88%(b)(d)(e)	888,000	936,597
		6,662,168
Industrial Conglomerates-0.06%
Honeywell International, Inc.
4.88%, 09/01/2029	230,000	235,003
4.95%, 09/01/2031	279,000	284,672
5.00%, 03/01/2035	230,000	229,200
5.35%, 03/01/2064	349,000	322,408
		1,071,283
Industrial Machinery & Supplies & Components-0.07%
Ingersoll Rand, Inc.
5.20%, 06/15/2027	229,000	232,439
5.40%, 08/14/2028	9,000	9,257
Nordson Corp.
5.60%, 09/15/2028	28,000	28,903
5.80%, 09/15/2033	46,000	47,206
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	57,000	56,490
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	919,000	923,622
		1,297,917
Industrial REITs-0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	50,000	53,177
Insurance Brokers-0.07%
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	212,000	214,754
5.00%, 02/15/2032(c)	247,000	248,207
5.15%, 02/15/2035	410,000	407,184
6.75%, 02/15/2054	55,000	59,856
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	256,000	272,366
Marsh & McLennan Cos., Inc.
5.40%, 09/15/2033	64,000	65,905
5.45%, 03/15/2053	17,000	16,258
5.70%, 09/15/2053	57,000	56,603
		1,341,133
Integrated Oil & Gas-0.57%
BP Capital Markets PLC, 6.13%(c)(d)(e)	1,697,000	1,642,295
Ecopetrol S.A. (Colombia)
8.88%, 01/13/2033	1,780,000	1,782,916
8.38%, 01/19/2036	729,000	682,863
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)(c)	743,000	736,927
Occidental Petroleum Corp.
5.00%, 08/01/2027	261,000	261,058
5.20%, 08/01/2029	279,000	275,148
5.38%, 01/01/2032	377,000	358,966
5.55%, 10/01/2034(c)	3,189,000	2,979,358
6.45%, 09/15/2036	113,000	110,196
4.63%, 06/15/2045	2,738,000	1,971,316
		10,801,043
	Principal Amount	Value
Integrated Telecommunication Services-0.49%
AT&T, Inc.
5.40%, 02/15/2034	$49,000	$50,054
3.55%, 09/15/2055	2,000	1,341
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)(d)	1,460,000	1,418,093
Iliad Holding S.A.S.U. (France), 8.50%, 04/15/2031(b)	184,000	194,281
T-Mobile USA, Inc.
5.65%, 01/15/2053	38,000	36,313
6.00%, 06/15/2054	5,000	5,000
5.88%, 11/15/2055	1,299,000	1,281,537
Verizon Communications, Inc., 5.25%, 04/02/2035	4,749,000	4,775,178
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	1,333,000	1,421,425
		9,183,222
Interactive Media & Services-0.37%
Alphabet, Inc.
5.25%, 05/15/2055	1,294,000	1,278,153
5.30%, 05/15/2065	1,372,000	1,356,616
Meta Platforms, Inc.
4.30%, 08/15/2029(c)	772,000	779,435
4.55%, 08/15/2031(c)	483,000	489,837
4.75%, 08/15/2034(c)	1,191,000	1,186,712
5.40%, 08/15/2054	1,333,000	1,283,737
5.75%, 05/15/2063	53,000	53,055
5.55%, 08/15/2064	655,000	630,823
		7,058,368
Investment Banking & Brokerage-2.18%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	114,000	111,216
Charles Schwab Corp. (The)
Series G, 5.38%(d)(e)	999,000	998,188
Series I, 4.00%(d)(e)	2,158,000	2,092,480
Series K, 5.00%(d)(e)	28,000	27,381
Goldman Sachs Group, Inc. (The)
5.16% (SOFR + 0.79%), 12/09/2026(f)	18,000	18,004
5.67% (SOFR + 1.29%), 04/23/2028(f)	1,873,000	1,880,201
5.73%, 04/25/2030(c)(d)	220,000	228,098
5.05%, 07/23/2030(d)	437,000	442,327
4.69%, 10/23/2030(d)	652,000	650,612
5.21%, 01/28/2031(d)	947,000	963,414
5.22%, 04/23/2031(d)	2,449,000	2,494,784
5.85%, 04/25/2035(d)	259,000	267,146
5.33%, 07/23/2035(d)	1,224,000	1,216,890
5.54%, 01/28/2036(c)(d)	3,383,000	3,417,656
5.73%, 01/28/2056(d)	2,015,000	1,964,192
6.85%(d)(e)	2,762,000	2,730,968
Series V, 4.13%(c)(d)(e)	459,000	438,977
Series W, 7.50%(c)(d)(e)	2,962,000	3,074,355
Series X, 7.50%(d)(e)	2,979,000	3,045,322
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Morgan Stanley
5.12%, 02/01/2029(d)	$13,000	$13,208
4.99%, 04/12/2029(d)	1,065,000	1,079,711
5.16%, 04/20/2029(d)	90,000	91,649
5.45%, 07/20/2029(d)	28,000	28,750
6.41%, 11/01/2029(d)	66,000	69,896
5.17%, 01/16/2030(d)	63,000	64,181
5.04%, 07/19/2030(d)	1,177,000	1,191,882
4.65%, 10/18/2030(d)	967,000	964,246
5.23%, 01/15/2031(d)	4,379,000	4,466,072
5.19%, 04/17/2031(d)	3,139,000	3,196,712
5.25%, 04/21/2034(d)	100,000	100,032
5.42%, 07/21/2034(d)	41,000	41,446
5.47%, 01/18/2035(d)	64,000	64,673
5.83%, 04/19/2035(d)	218,000	225,172
5.32%, 07/19/2035(d)	487,000	484,975
5.59%, 01/18/2036(d)	2,378,000	2,413,203
5.66%, 04/17/2036(d)	603,000	615,938
5.95%, 01/19/2038(d)	13,000	13,110
		41,187,067
IT Consulting & Other Services-0.70%
International Business Machines Corp.
4.80%, 02/10/2030	5,601,000	5,672,405
5.20%, 02/10/2035(c)	4,033,000	4,039,818
5.70%, 02/10/2055(c)	3,662,000	3,554,019
		13,266,242
Leisure Products-0.01%
Brunswick Corp., 5.85%, 03/18/2029	126,000	127,723
Life & Health Insurance-1.55%
200 Park Funding Trust, 5.74%, 02/15/2055(b)(c)	1,592,000	1,555,714
AIA Group Ltd. (Hong Kong)
5.38%, 04/05/2034(b)	1,045,000	1,055,211
4.95%, 03/30/2035(b)(c)	2,160,000	2,113,822
5.40%, 09/30/2054(b)(c)	1,241,000	1,129,171
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	3,415,000	3,415,750
American National Global Funding, 5.55%, 01/28/2030(b)	247,000	252,709
Athene Global Funding, 5.58%, 01/09/2029(b)	409,000	418,712
Athene Holding Ltd., 6.25%, 04/01/2054	159,000	154,306
Corebridge Global Funding
5.90%, 09/19/2028(b)	69,000	72,077
5.20%, 01/12/2029(b)(c)	483,000	492,987
5.20%, 06/24/2029(b)	427,000	434,571
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(d)(e)	1,408,000	1,400,077
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	4,125,000	4,020,142
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	35,000	36,576
GA Global Funding Trust, 5.50%, 01/08/2029(b)	658,000	674,888
High Street Funding Trust III, 5.81%, 02/15/2055(b)(c)	1,015,000	987,551
	Principal Amount	Value
Life & Health Insurance-(continued)
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	$3,179,000	$2,867,458
MetLife, Inc.
5.25%, 01/15/2054	42,000	39,245
Series G, 6.35%, 03/15/2055(c)(d)	954,000	949,278
Series G, 3.85%(d)(e)	5,000	4,950
Nippon Life Insurance Co. (Japan)
5.95%, 04/16/2054(b)(d)	990,000	987,030
6.50%, 04/30/2055(b)(d)	1,503,000	1,525,783
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	4,000	2,602
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	659,000	659,710
Prudential Financial, Inc., 5.20%, 03/14/2035	3,295,000	3,305,848
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(d)(e)	779,000	762,001
		29,318,169
Managed Health Care-0.04%
Humana, Inc., 5.75%, 12/01/2028	49,000	50,838
UnitedHealth Group, Inc.
5.25%, 02/15/2028	22,000	22,655
5.30%, 02/15/2030	35,000	36,345
5.35%, 02/15/2033	29,000	29,727
5.05%, 04/15/2053	24,000	21,236
5.63%, 07/15/2054	193,000	185,748
5.75%, 07/15/2064	345,000	333,280
		679,829
Marine Transportation-0.09%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	50,000	51,147
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	1,571,000	1,582,500
		1,633,647
Movies & Entertainment-0.05%
Netflix, Inc., 5.40%, 08/15/2054	91,000	88,380
WarnerMedia Holdings, Inc.
4.28%, 03/15/2032(c)	443,000	379,491
5.05%, 03/15/2042	19,000	14,332
5.14%, 03/15/2052	667,000	456,274
5.39%, 03/15/2062	21,000	14,296
		952,773
Multi-Family Residential REITs-0.07%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	102,000	103,291
Essex Portfolio L.P., 5.50%, 04/01/2034	101,000	101,611
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	441,000	419,521
Mid-America Apartments L.P., 5.30%, 02/15/2032	459,000	470,385
UDR, Inc., 5.13%, 09/01/2034	182,000	177,620
		1,272,428
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Multi-line Insurance-0.15%
Allianz SE (Germany), 3.50%(b)(d)(e)	$2,200,000	$2,117,961
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	662,000	668,479
		2,786,440
Multi-Utilities-0.48%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	156,000	157,053
Ameren Illinois Co., 4.95%, 06/01/2033	37,000	37,015
Black Hills Corp., 6.15%, 05/15/2034	118,000	122,472
CMS Energy Corp., 6.50%, 06/01/2055(d)	1,039,000	1,015,561
Dominion Energy, Inc., 5.38%, 11/15/2032	30,000	30,399
DTE Energy Co.
4.95%, 07/01/2027	455,000	459,769
5.85%, 06/01/2034	89,000	91,791
ENGIE S.A. (France)
5.25%, 04/10/2029(b)	978,000	1,001,445
5.63%, 04/10/2034(b)	678,000	686,828
5.88%, 04/10/2054(b)(c)	714,000	694,867
NiSource, Inc.
5.25%, 03/30/2028	7,000	7,155
5.35%, 04/01/2034	179,000	180,308
5.85%, 04/01/2055	1,448,000	1,420,651
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	109,000	113,891
Sempra
6.88%, 10/01/2054(c)(d)	217,000	210,078
6.55%, 04/01/2055(d)	1,483,000	1,354,097
6.63%, 04/01/2055(d)	1,622,000	1,537,859
WEC Energy Group, Inc., 5.15%, 10/01/2027	26,000	26,428
		9,147,667
Office REITs-0.12%
Brandywine Operating Partnership L.P.
8.30%, 03/15/2028(c)	351,000	363,139
8.88%, 04/12/2029	1,037,000	1,088,684
Cousins Properties L.P.
5.38%, 02/15/2032	373,000	369,973
5.88%, 10/01/2034	390,000	390,462
		2,212,258
Oil & Gas Equipment & Services-0.00%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	59,000	55,816
Oil & Gas Exploration & Production-0.18%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	600,000	603,083
ConocoPhillips Co., 5.70%, 09/15/2063	60,000	56,184
Diamondback Energy, Inc.
5.20%, 04/18/2027	201,000	203,900
5.15%, 01/30/2030	308,000	312,670
5.90%, 04/18/2064	123,000	109,202
Expand Energy Corp., 5.38%, 03/15/2030	159,000	158,011
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.88%, 05/15/2034(b)	301,000	256,174
7.25%, 02/15/2035(b)	549,000	479,031
	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	$19,000	$18,839
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	1,278,000	1,156,909
		3,354,003
Oil & Gas Refining & Marketing-0.17%
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	929,000	939,204
Phillips 66 Co., 5.30%, 06/30/2033	41,000	40,613
Raizen Fuels Finance S.A. (Brazil)
5.70%, 01/17/2035(b)	445,000	415,252
6.70%, 02/25/2037(b)(c)	918,000	898,883
6.95%, 03/05/2054(b)(c)	932,000	881,852
		3,175,804
Oil & Gas Storage & Transportation-1.79%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	1,125,000	1,137,855
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	41,000	41,873
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/2026(b)	29,000	29,418
5.10%, 10/01/2031(b)	380,000	375,295
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	983,000	893,333
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054(c)	559,000	526,792
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	31,000	31,650
7.63%, 01/15/2083(d)	28,000	28,629
Energy Transfer L.P.
6.05%, 12/01/2026	63,000	64,285
5.50%, 06/01/2027	5,000	5,079
6.10%, 12/01/2028	37,000	38,717
6.40%, 12/01/2030	28,000	29,790
5.55%, 05/15/2034	183,000	180,203
5.95%, 05/15/2054	135,000	122,882
8.00%, 05/15/2054(c)(d)	940,000	976,707
6.05%, 09/01/2054	1,121,000	1,025,777
7.13%, 10/01/2054(c)(d)	3,561,000	3,539,581
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia)
5.85%, 02/23/2036(b)	4,380,000	4,414,186
6.13%, 02/23/2038(b)	383,000	391,537
6.51%, 02/23/2042(b)	970,000	996,169
6.10%, 08/23/2042(b)	2,330,000	2,313,177
Kinder Morgan, Inc.
7.80%, 08/01/2031	11,000	12,480
4.80%, 02/01/2033	9,000	8,654
5.20%, 06/01/2033	39,000	38,398
MPLX L.P., 4.95%, 03/14/2052	7,000	5,630
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	555,000	506,609
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
ONEOK, Inc.
4.25%, 09/24/2027	$718,000	$714,035
5.65%, 11/01/2028	28,000	28,877
4.40%, 10/15/2029	578,000	569,253
5.80%, 11/01/2030	41,000	42,474
6.05%, 09/01/2033	78,000	80,065
6.63%, 09/01/2053	84,000	83,733
Plains All American Pipeline L.P., 5.95%, 06/15/2035	1,625,000	1,626,878
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
7.50%, 03/01/2055(b)(c)(d)	946,000	930,841
7.63%, 03/01/2055(b)(d)	1,650,000	1,650,201
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 09/01/2027(b)(c)	645,000	648,460
5.03%, 10/01/2029(b)(c)	830,000	823,578
5.58%, 10/01/2034(b)	607,000	587,321
6.18%, 10/01/2054(b)	385,000	356,530
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	46,000	47,485
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	1,092,000	1,089,099
Targa Resources Corp.
5.50%, 02/15/2035	172,000	168,079
6.25%, 07/01/2052	10,000	9,632
Venture Global LNG, Inc.
9.50%, 02/01/2029(b)	1,100,000	1,140,544
7.00%, 01/15/2030(b)	194,000	182,906
9.88%, 02/01/2032(b)	729,000	740,656
Western Midstream Operating L.P.
6.15%, 04/01/2033	42,000	42,453
5.45%, 11/15/2034	570,000	541,985
5.30%, 03/01/2048	2,000,000	1,608,598
Williams Cos., Inc. (The)
5.30%, 08/15/2028	124,000	126,892
4.80%, 11/15/2029	539,000	542,710
5.65%, 03/15/2033	38,000	38,876
5.15%, 03/15/2034	174,000	170,708
5.80%, 11/15/2054	414,000	392,904
6.00%, 03/15/2055	1,170,000	1,139,702
		33,860,181
Other Specialized REITs-0.07%
Simon Property Group L.P., 4.75%, 09/26/2034	1,353,000	1,294,390
Other Specialty Retail-0.00%
Tractor Supply Co., 5.25%, 05/15/2033	15,000	15,072
Packaged Foods & Meats-0.91%
General Mills, Inc., 5.50%, 10/17/2028	81,000	83,814
J.M. Smucker Co. (The), 6.20%, 11/15/2033	43,000	45,894
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)(c)	727,000	682,849
	Principal Amount	Value
Packaged Foods & Meats-(continued)
Mars, Inc.
4.60%, 03/01/2028(b)(c)	$3,644,000	$3,684,289
4.80%, 03/01/2030(b)(c)	1,029,000	1,041,941
5.00%, 03/01/2032(b)	2,570,000	2,591,869
5.20%, 03/01/2035(b)	2,540,000	2,551,044
5.65%, 05/01/2045(b)	1,471,000	1,461,887
5.70%, 05/01/2055(b)	1,862,000	1,836,724
5.80%, 05/01/2065(b)	1,260,000	1,242,911
McCormick & Co., Inc., 4.70%, 10/15/2034	760,000	728,315
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)	252,000	268,977
Post Holdings, Inc., 6.25%, 10/15/2034(b)(c)	303,000	301,242
The Campbell’s Company
5.30%, 03/20/2026	91,000	91,549
5.20%, 03/21/2029	92,000	94,020
5.40%, 03/21/2034(c)	120,000	121,046
5.25%, 10/13/2054(c)	336,000	301,792
		17,130,163
Paper & Plastic Packaging Products & Materials-0.28%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	832,000	837,134
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	3,125,000	3,258,125
Smurfit Kappa Treasury Unlimited Co. (Ireland)
5.20%, 01/15/2030(b)(c)	700,000	710,057
5.44%, 04/03/2034(b)	558,000	558,688
		5,364,004
Paper Products-0.02%
Magnera Corp., 7.25%, 11/15/2031(b)(c)	303,000	286,823
Passenger Airlines-0.20%
American Airlines Pass-Through Trust
Series 2021-1, Class A, 2.88%, 07/11/2034	39,833	34,577
Series 2021-1, Class B, 3.95%, 07/11/2030	308,450	289,353
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	1,668,147	1,658,422
AS Mileage Plan IP Ltd.
5.02%, 10/20/2029(b)	454,000	440,624
5.31%, 10/20/2031(b)	433,000	415,082
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	144,878	129,651
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(b)	7,498	7,430
4.75%, 10/20/2028(b)	19,498	19,385
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	5,541	5,266
Series 24-A, 5.88%, 02/15/2037	460,953	458,199
Series AA, 5.45%, 02/15/2037	384,623	383,778
		3,841,767
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Passenger Ground Transportation-0.16%
Uber Technologies, Inc.
6.25%, 01/15/2028(b)(c)	$931,000	$936,698
4.30%, 01/15/2030	1,399,000	1,382,836
5.35%, 09/15/2054	666,000	610,400
		2,929,934
Personal Care Products-0.07%
Coty, Inc., 5.00%, 04/15/2026(b)	1,158,000	1,151,274
Kenvue, Inc.
5.05%, 03/22/2028	28,000	28,832
5.00%, 03/22/2030	105,000	108,328
4.90%, 03/22/2033	59,000	59,746
5.20%, 03/22/2063	28,000	25,967
		1,374,147
Pharmaceuticals-0.38%
AstraZeneca Finance LLC (United Kingdom)
4.85%, 02/26/2029	280,000	286,289
4.90%, 02/26/2031	639,000	656,405
Bristol-Myers Squibb Co.
4.90%, 02/22/2029	102,000	104,535
5.75%, 02/01/2031	84,000	89,448
5.90%, 11/15/2033	55,000	58,735
6.25%, 11/15/2053	57,000	59,967
6.40%, 11/15/2063	90,000	96,106
Eli Lilly and Co.
4.70%, 02/09/2034	37,000	36,709
5.00%, 02/09/2054	221,000	205,444
5.10%, 02/09/2064	277,000	254,718
5.20%, 08/14/2064	190,000	178,428
Johnson & Johnson, 4.70%, 03/01/2030	1,285,000	1,321,252
Merck & Co., Inc.
4.30%, 05/17/2030	110,000	110,532
4.90%, 05/17/2044	105,000	97,502
5.15%, 05/17/2063	15,000	13,684
Novartis Capital Corp.
3.80%, 09/18/2029	774,000	765,071
4.00%, 09/18/2031	587,000	575,460
4.20%, 09/18/2034(c)	1,346,000	1,287,151
4.70%, 09/18/2054	1,036,000	918,899
		7,116,335
Property & Casualty Insurance-0.09%
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	564,000	541,545
Markel Group, Inc., 6.00%(d)(e)	1,217,000	1,214,477
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	25,000	24,537
		1,780,559
Rail Transportation-0.16%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035	1,128,000	1,132,967
Norfolk Southern Corp.
5.05%, 08/01/2030	50,000	51,485
5.55%, 03/15/2034	54,000	56,208
5.10%, 05/01/2035	839,000	842,337
5.95%, 03/15/2064	57,000	57,828
	Principal Amount	Value
Rail Transportation-(continued)
TTX Co., 5.05%, 11/15/2034(b)	$847,000	$857,105
Union Pacific Corp., 5.15%, 01/20/2063	37,000	33,004
		3,030,934
Real Estate Development-0.06%
Piedmont Operating Partnership L.P.
9.25%, 07/20/2028	565,000	612,214
6.88%, 07/15/2029	418,000	426,377
		1,038,591
Regional Banks-0.09%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(d)	15,000	14,545
Regions Financial Corp., 5.72%, 06/06/2030(c)(d)	323,000	330,344
Synovus Financial Corp., 6.17%, 11/01/2030(d)	371,000	374,526
Truist Financial Corp., Series P, 4.95%(c)(d)(e)	276,000	274,653
Zions Bancorporation N.A., 6.82%, 11/19/2035(d)	791,000	780,589
		1,774,657
Reinsurance-0.23%
Global Atlantic (Fin) Co.
6.75%, 03/15/2054(b)	376,000	369,082
7.95%, 10/15/2054(b)(d)	923,000	939,632
RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033	2,915,000	2,977,172
		4,285,886
Renewable Electricity-0.01%
DTE Electric Co., 5.20%, 03/01/2034	88,000	89,117
Idaho Power Co., 5.20%, 08/15/2034	152,000	153,421
		242,538
Restaurants-0.71%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	770,000	768,414
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	2,805,000	2,859,754
McDonald’s Corp.
4.80%, 08/14/2028	206,000	209,772
4.60%, 05/15/2030	1,291,000	1,300,651
4.95%, 08/14/2033	148,000	149,479
4.95%, 03/03/2035(c)	888,000	881,412
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	6,885,000	7,305,013
		13,474,495
Retail REITs-0.12%
Agree L.P., 5.63%, 06/15/2034	145,000	146,479
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	125,000	126,579
Kimco Realty OP LLC, 4.85%, 03/01/2035	453,000	434,724
Kite Realty Group L.P.
4.95%, 12/15/2031	309,000	306,016
5.50%, 03/01/2034	45,000	45,093
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Retail REITs-(continued)
NNN REIT, Inc.
5.60%, 10/15/2033	$37,000	$37,495
5.50%, 06/15/2034	139,000	139,397
Realty Income Corp.
2.20%, 06/15/2028	4,000	3,750
5.63%, 10/13/2032	12,000	12,388
5.13%, 04/15/2035	591,000	585,966
5.38%, 09/01/2054	153,000	144,019
Regency Centers L.P.
5.25%, 01/15/2034	71,000	71,125
5.10%, 01/15/2035(c)	193,000	190,572
		2,243,603
Self-Storage REITs-0.10%
Extra Space Storage L.P.
5.70%, 04/01/2028	14,000	14,449
5.40%, 02/01/2034	132,000	130,953
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	199,000	195,773
Prologis L.P.
4.88%, 06/15/2028	39,000	39,741
5.13%, 01/15/2034	34,000	34,033
5.00%, 03/15/2034	297,000	294,416
5.00%, 01/31/2035	459,000	454,032
5.25%, 03/15/2054	573,000	530,076
Public Storage Operating Co.
5.13%, 01/15/2029	9,000	9,294
5.10%, 08/01/2033	60,000	60,982
5.35%, 08/01/2053	156,000	148,034
		1,911,783
Semiconductors-0.61%
Broadcom, Inc.
5.05%, 07/12/2027	625,000	635,013
5.05%, 07/12/2029	417,000	425,286
5.15%, 11/15/2031	1,319,000	1,344,985
Foundry JV Holdco LLC
5.90%, 01/25/2030(b)(c)	644,000	668,947
5.50%, 01/25/2031(b)	914,000	926,244
6.15%, 01/25/2032(b)	711,000	739,207
5.90%, 01/25/2033(b)	517,000	527,760
5.88%, 01/25/2034(b)	754,000	757,932
6.25%, 01/25/2035(b)	733,000	758,676
6.10%, 01/25/2036(b)	879,000	896,606
6.20%, 01/25/2037(b)	987,000	1,011,878
6.40%, 01/25/2038(b)	480,000	504,080
6.30%, 01/25/2039(b)	1,040,000	1,080,825
Micron Technology, Inc.
5.30%, 01/15/2031	79,000	79,389
6.05%, 11/01/2035	1,148,000	1,164,510
		11,521,338
Single-Family Residential REITs-0.05%
American Homes 4 Rent L.P.
2.38%, 07/15/2031	4,000	3,445
5.50%, 07/15/2034	431,000	428,174
5.25%, 03/15/2035	443,000	431,878
		863,497
	Principal Amount	Value
Soft Drinks & Non-alcoholic Beverages-0.43%
Coca-Cola Co. (The), 5.40%, 05/13/2064	$669,000	$649,553
Keurig Dr Pepper, Inc.
4.60%, 05/15/2030	4,307,000	4,308,444
5.15%, 05/15/2035	992,000	990,416
PepsiCo, Inc.
4.60%, 02/07/2030(c)	1,975,000	2,011,117
5.00%, 02/07/2035	236,000	238,463
		8,197,993
Sovereign Debt-1.63%
Brazilian Government International Bond (Brazil), 6.13%, 03/15/2034(c)	2,001,000	1,965,591
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	528,000	538,860
Dominican Republic International Bond (Dominican Republic)
6.95%, 03/15/2037(b)	4,739,000	4,711,988
7.15%, 02/24/2055(b)	2,730,000	2,677,038
Guatemala Government Bond (Guatemala)
6.05%, 08/06/2031(b)	3,287,000	3,272,732
6.55%, 02/06/2037(b)	1,315,000	1,312,459
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	1,806,000	1,783,084
Republic of Kenya Government International Bond (Kenya), 9.50%, 03/05/2036(b)	1,772,000	1,558,874
Republic of Poland Government International Bond (Poland), 5.38%, 02/12/2035	3,370,000	3,410,496
Romanian Government International Bond (Romania)
6.63%, 02/17/2028(b)	932,000	954,812
5.88%, 01/30/2029(b)	3,084,000	3,057,763
7.13%, 01/17/2033(b)	536,000	541,502
5.75%, 03/24/2035(b)	3,305,000	2,931,601
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	2,215,000	2,098,065
		30,814,865
Specialized Consumer Services-0.51%
Rentokil Terminix Funding LLC
5.00%, 04/28/2030(b)	4,222,000	4,215,821
5.63%, 04/28/2035(b)(c)	5,353,000	5,373,589
		9,589,410
Specialized Finance-0.16%
Blackstone Private Credit Fund, 4.95%, 09/26/2027(b)	393,000	389,408
Jefferson Capital Holdings LLC
9.50%, 02/15/2029(b)	423,000	443,806
8.25%, 05/15/2030(b)	2,217,000	2,233,863
		3,067,077
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Specialty Chemicals-0.18%
OCP S.A. (Morocco)
6.10%, 04/30/2030(b)	$1,527,000	$1,529,530
6.70%, 03/01/2036(b)	1,698,000	1,684,556
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)(c)	185,000	192,978
		3,407,064
Steel-0.38%
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027(c)	2,446,000	2,415,521
6.88%, 11/01/2029(b)	1,873,000	1,816,217
POSCO (South Korea), 5.63%, 01/17/2026(b)	774,000	779,875
POSCO Holdings, Inc. (South Korea)
5.13%, 05/07/2030(b)	1,381,000	1,381,983
5.75%, 05/07/2035(b)	860,000	855,970
		7,249,566
Systems Software-0.25%
Oracle Corp.
6.25%, 11/09/2032	15,000	16,002
4.90%, 02/06/2033	32,000	31,470
4.70%, 09/27/2034	916,000	872,039
6.90%, 11/09/2052	20,000	21,535
5.38%, 09/27/2054	1,065,000	944,736
6.00%, 08/03/2055	716,000	697,113
5.50%, 09/27/2064	803,000	713,285
6.13%, 08/03/2065	1,372,000	1,339,834
		4,636,014
Technology Hardware, Storage & Peripherals-0.31%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035	4,383,000	4,305,501
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	683,000	659,661
5.60%, 10/15/2054	975,000	900,169
		5,865,331
Tobacco-0.56%
B.A.T Capital Corp. (United Kingdom)
5.83%, 02/20/2031	260,000	270,818
6.00%, 02/20/2034	110,000	115,035
7.08%, 08/02/2043	35,000	37,566
7.08%, 08/02/2053	18,000	19,581
	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
4.75%, 02/12/2027	$267,000	$269,896
4.38%, 11/01/2027	956,000	960,514
4.88%, 02/15/2028	92,000	93,681
4.13%, 04/28/2028	311,000	310,726
5.25%, 09/07/2028	77,000	79,393
4.88%, 02/13/2029	327,000	332,386
4.63%, 11/01/2029	1,238,000	1,249,230
4.38%, 04/30/2030	1,742,000	1,732,072
5.13%, 02/13/2031	108,000	110,793
4.75%, 11/01/2031	965,000	968,915
5.75%, 11/17/2032	5,000	5,248
5.38%, 02/15/2033	114,000	116,782
5.63%, 09/07/2033	78,000	80,973
5.25%, 02/13/2034	354,000	357,736
4.90%, 11/01/2034(c)	1,697,000	1,673,207
4.88%, 04/30/2035	1,887,000	1,851,073
		10,635,625
Trading Companies & Distributors-0.25%
Air Lease Corp., Series B, 4.65%(d)(e)	1,242,000	1,205,950
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	415,000	401,846
GATX Corp., 6.05%, 06/05/2054	1,042,000	1,010,806
Mitsubishi Corp. (Japan)
5.00%, 07/02/2029(b)(c)	957,000	979,577
5.13%, 07/17/2034(b)(c)	1,069,000	1,087,492
		4,685,671
Transaction & Payment Processing Services-0.03%
Fiserv, Inc.
5.38%, 08/21/2028	106,000	108,806
5.63%, 08/21/2033	68,000	69,304
5.45%, 03/15/2034	257,000	258,121
Mastercard, Inc., 4.85%, 03/09/2033	55,000	55,596
		491,827
Wireless Telecommunication Services-0.03%
Vodafone Group PLC (United Kingdom), 5.13%, 06/04/2081(d)	780,000	581,446
Total U.S. Dollar Denominated Bonds & Notes (Cost $769,072,921)		768,210,585
U.S. Government Sponsored Agency Mortgage-Backed Securities-30.72%
Collateralized Mortgage Obligations-1.89%
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 5.25%, 11/25/2055(b)(i)	882,111	767,451
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	245,367
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	973,869
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	986,987
Series 2018-K154, Class A3, 3.46%, 11/25/2032(i)	1,000,000	940,965
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Series K-161, Class A2, 4.90%, 10/25/2033(i)	$10,000,000	$10,271,079
Series K-162, Class A2, 5.15%, 12/25/2033(i)	10,000,000	10,428,213
Series K-164, Class A2, 5.00%, 05/25/2034	10,000,000	10,321,770
Freddie Mac STRIPS, 0.00%, 09/15/2030(j)	350,000	282,757
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056	241,371	213,848
Series 2017-4, Class HT, 3.25%, 06/25/2057	357,074	322,916
		35,755,222
Federal Home Loan Mortgage Corp. (FHLMC)-1.36%
0.00%, 12/14/2029(j)	150,000	125,560
3.55%, 10/01/2033	450,797	420,764
3.00%, 10/01/2034	178,371	171,483
4.00%, 11/01/2048 to 07/01/2049	223,333	210,649
3.50%, 08/01/2049	1,463,328	1,337,311
6.00%, 06/01/2053 to 08/01/2054	16,852,783	17,238,979
5.50%, 07/01/2053	6,096,512	6,132,467
		25,637,213
Federal National Mortgage Association (FNMA)-0.77%
2.82%, 10/01/2029	468,676	445,582
2.90%, 11/01/2029	478,364	453,989
3.08%, 10/01/2032	743,702	688,578
3.31%, 01/01/2033	961,885	900,944
2.50%, 10/01/2034 to 12/01/2034	1,777,154	1,670,321
3.50%, 05/01/2047 to 06/01/2047	1,436,230	1,325,040
4.00%, 11/01/2047	65,896	62,441
3.00%, 09/01/2049 to 10/01/2049	2,620,650	2,316,312
5.50%, 09/01/2053	6,644,535	6,676,496
		14,539,703
Government National Mortgage Association (GNMA)-7.28%
4.00%, 07/20/2049	36,749	34,549
TBA, 2.00%, 05/01/2055(k)	4,826,634	3,938,940
TBA, 2.50%, 05/01/2055(k)	30,422,321	25,932,618
TBA, 4.50%, 05/01/2055(k)	22,606,070	21,643,522
TBA, 5.00%, 05/01/2055(k)	28,938,000	28,392,828
TBA, 5.50%, 05/01/2055(k)	28,482,317	28,475,974
TBA, 6.00%, 05/01/2055(k)	28,542,000	28,875,362
		137,293,793
Uniform Mortgage-Backed Securities-19.42%
TBA, 1.50%, 05/01/2040(k)	8,760,000	7,734,338
TBA, 2.00%, 05/01/2040(k)	4,687,000	4,259,061
TBA, 3.00%, 05/01/2055(k)	58,373,007	50,668,628
TBA, 3.50%, 05/01/2055(k)	36,982,766	33,381,460
TBA, 4.00%, 05/01/2055(k)	30,352,117	28,290,550
TBA, 4.50%, 05/01/2055(k)	52,156	49,886
TBA, 5.00%, 05/01/2055(k)	50,977,512	49,909,564
TBA, 5.50%, 05/01/2055(k)	78,829,478	78,671,620
	Principal Amount	Value
Uniform Mortgage-Backed Securities-(continued)
TBA, 6.00%, 05/01/2055(k)	$47,680,572	$48,375,155
TBA, 2.50%, 06/01/2055(k)	78,261,929	65,091,828
		366,432,090
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $580,007,108)		579,658,021

Asset-Backed Securities-22.70%
AGL CLO 17 Ltd. (Cayman Islands), Series 2022-17A, Class AR, 5.22% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(f)	4,125,000	4,083,791
AGL CLO 29 Ltd. (Jersey), Series 2024- 29A, Class A1, 5.84% (3 mo. Term SOFR + 1.57%), 04/21/2037(b)(f)	6,019,000	6,019,054
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,460,000	4,265,144
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(i)	39,086	37,868
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(i)	157,969	148,949
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(i)	144,964	139,079
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(i)	928,522	803,238
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)	2,213,583	2,048,306
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	656,210	662,295
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	2,933,169	2,962,197
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	2,988,305	3,007,051
Series 2024-8, Class A1, 5.34%, 05/27/2069(b)	8,054,700	8,039,646
Series 2025-HB1, Class A1, 6.15% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(f)	925,000	925,578
Apidos CLO XII (Cayman Islands), Series 2013-12A, Class ARR, 5.34% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(f)	2,366,025	2,364,795
Apidos CLO XXV (Cayman Islands), Series 2016-25A, Class A1R3, 5.41% (3 mo. Term SOFR + 1.14%), 01/20/2037(b)(f)	3,677,000	3,651,250
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	718,000	730,360
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	2,738,000	2,802,126
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value

Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2021-1A, Class AR, 5.21% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(f)	$2,267,000	$2,250,066
Series 2022-1A, Class A1, 5.59% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(f)	1,692,000	1,686,916
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	1,020,000	1,033,733
Bayview MSR Opportunity Master Fund Trust
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(i)	1,538,383	1,309,615
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(i)	1,538,383	1,256,302
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(i)	1,364,178	1,214,399
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(i)	1,694,767	1,444,330
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(i)	2,067,998	1,688,806
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 4.72% (1 mo. Term SOFR + 0.39%), 11/25/2036(f)	79,385	78,326
Benchmark Mortgage Trust
Series 2018-B3, Class C, 4.71%, 04/10/2051(i)	2,500,000	2,129,601
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	1,722,782
Benefit Street Partners CLO XXV Ltd. (Cayman Islands), Series 2021-25A, Class A1R, 5.26% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(f)	5,715,000	5,671,040
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.36%, 02/15/2057(i)	3,600,000	3,774,576
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(i)	200,062	193,254
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(b)(i)	656,990	634,560
Buckhorn Park CLO Ltd. (Cayman Islands), Series 2019-1A, Class ARR, 5.34% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(f)	3,826,000	3,806,931
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 5.54% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(f)	3,005,000	2,965,851
Series 2021-VOLT, Class D, 6.09% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(f)	8,799,000	8,675,035
Series 2024-VLT5, Class A, 5.59%, 11/13/2046(b)(i)	3,115,000	3,103,137
Series 2024-VLT5, Class B, 6.00%, 11/13/2046(b)(i)	1,995,000	1,989,540
BX Trust
Series 2021-LGCY, Class B, 5.29% (1 mo. Term SOFR + 0.97%), 10/15/2036(b)(f)	10,000,000	9,917,991
	Principal Amount	Value

Series 2022-LBA6, Class A, 5.32% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(f)	$2,085,000	$2,076,147
Series 2022-LBA6, Class B, 5.62% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(f)	1,285,000	1,278,213
Series 2022-LBA6, Class C, 5.92% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(f)	690,000	686,060
Series 2025-VLT6, Class A, 5.77% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(f)	6,020,000	5,970,539
Series 2025-VLT6, Class B, 6.21% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(f)	4,375,000	4,332,967
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-4A, Class A1RR, 5.49% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(f)	1,462,811	1,463,624
Series 2015-5A, Class A1R3, 5.37% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(f)	917,568	916,868
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92%, 10/16/2028	3,710,000	3,735,343
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R2, 5.38% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(f)	6,433,320	6,420,209
Chase Home Lending Mortgage Trust
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(i)	69,118	62,819
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(i)	5,513,783	5,525,576
Series 2024-9, Class A6, 5.50%, 09/25/2055(b)(i)	835,607	836,273
CIFC Funding Ltd. (Cayman Islands), Series 2016-1A, Class AR3, 5.27% (3 mo. Term SOFR + 1.00%), 10/21/2031(b)(f)	1,599,000	1,566,671
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(i)	1,566,011	1,277,887
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(i)	2,600,557	2,617,643
Clover CLO LLC, Series 2021-3A, Class AR, 5.35% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(f)	6,000,000	5,953,902
COLT Mortgage Loan Trust
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(i)	1,212,619	1,092,634
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	1,289,250	1,214,705
Commercial Mortgage Trust, Series 2015- CR25, Class B, 4.66%, 08/10/2048(i)	2,400,000	2,385,679
Credit Suisse Mortgage Capital Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(i)	335,738	306,952
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(i)	203,622	184,084
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value

Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(i)	$1,557,590	$1,504,883
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(i)	1,160,000	1,051,649
Cross Mortgage Trust
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	3,055,070	3,075,405
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(i)	4,680,282	4,695,748
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,312,670
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	2,050,000	2,060,430
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,920,000	1,810,741
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(i)	116,010	110,105
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(i)	9,114	9,002
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(i)	218,713	186,050
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(i)	1,188,544	1,037,430
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	1,712,293	1,700,956
Empower CLO Ltd. (Cayman Islands), Series 2024-1A, Class A1, 5.88% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(f)	2,575,000	2,577,482
Enterprise Fleet Financing LLC
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	734,226	738,002
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	440,000	448,827
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	515,000	532,342
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	1,310,000	1,319,996
Extended Stay America Trust, Series 2021-ESH, Class B, 5.82% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(f)	8,156,473	8,132,925
Flagstar Mortgage Trust
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(i)	2,455,100	2,193,554
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(i)	863,610	774,374
Fort Greene Park CLO LLC, Series 2025- 2A, Class AR, 5.22% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(f)	6,446,000	6,402,238
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	2,515,295	2,556,634
GCAT Trust
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(i)	165,653	161,436
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(i)	6,826,261	6,932,165
	Principal Amount	Value

Goldentree Loan Management US CLO 1 Ltd. (Cayman Islands), Series 2017-1A, Class A1R3, 5.24% (3 mo. Term SOFR + 0.97%), 04/20/2034(b)(f)	$1,539,000	$1,529,511
GoldenTree Loan Management US CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class ARR, 5.34% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(f)	4,125,837	4,123,435
GoldenTree Loan Management US CLO 8 Ltd. (Cayman Islands), Series 2020-8A, Class ARR, 5.42% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(f)	5,223,000	5,197,574
Golub Capital Partners CLO 53(B) Ltd. (Cayman Islands), Series 2021-53A, Class AR, 5.29% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(f)	5,796,000	5,745,285
GS Mortgage Securities Trust
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	1,560,000	1,446,704
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	1,530,000	1,374,569
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(i)	3,462,252	3,081,682
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	539,000	515,503
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	286,000	272,356
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	185,905	186,247
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	4,182,835	4,053,055
JP Morgan Mortgage Trust
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(i)	2,000,041	1,723,462
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(i)	6,788,436	6,751,099
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(i)	2,096,421	2,113,222
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C, 3.86%, 05/13/2053(i)	2,908,000	1,722,960
KKR CLO 15 Ltd. (Cayman Islands), Series 15, Class A1R2, 5.37% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(f)	6,350,079	6,345,539
KKR Financial CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 5.36% (3 mo. Term SOFR + 1.10%), 04/15/2029(b)(f)	148,093	148,141
Life Mortgage Trust, Series 2021-BMR, Class C, 5.54% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(f)	53,400	52,762
Madison Park Funding XXXIII Ltd. (Cayman Islands), Series 2019-33A, Class AR, 5.55% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(f)	2,321,000	2,320,223
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value

Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(i)	$888,214	$787,743
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(i)	954,201	851,039
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(i)	3,308,567	2,943,955
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 5.34% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(f)	615,000	611,430
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.67%, 10/15/2048(i)	1,032,000	1,009,161
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,453,049
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(i)	5,517,048	5,542,950
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(i)	5,897,440	5,926,136
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(i)	7,155,626	7,205,779
MSC Trust, Series 2021-ILP, Class A, 5.21% (1 mo. Term SOFR + 0.89%), 11/15/2036(b)(f)	5,354,294	5,331,021
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	2,479,000	2,503,474
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 5.58% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(f)	957,508	958,317
Neuberger Berman Loan Advisers CLO 49 Ltd. (Cayman Islands), Series 2022-49A, Class AR, 5.43% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(f)	2,628,000	2,622,663
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(i)	108,388	102,700
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(i)	403,685	381,330
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(i)	1,245,236	1,172,003
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	979,689	982,377
Oaktree CLO Ltd. (Cayman Islands), Series 2021-2A, Class AR, 5.23% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(f)	6,445,000	6,373,512
OBX Trust
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(i)	1,615,220	1,363,920
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(i)	1,448,593	1,289,345
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)	1,415,000	1,265,553
	Principal Amount	Value

Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	$2,030,349	$2,018,346
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(i)	1,310,583	1,313,118
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(i)	995,004	892,245
OCP CLO Ltd. (Cayman Islands), Series 2020-8RA, Class AR, 5.53% (3 mo. Term SOFR + 1.25%), 10/17/2036(b)(f)	6,049,000	6,024,804
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	457,000	408,837
Pikes Peak CLO 6 (Cayman Islands), Series 2020-6A, Class ARR, 5.26% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(f)	4,742,000	4,702,144
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(i)	1,581,933	1,604,610
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 5.63% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(f)	250,000	249,448
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	6,383,003	6,711,172
Rate Mortgage Trust
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(i)	2,315,838	2,332,121
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(i)	2,161,726	2,184,824
Regatta XIII Funding Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 5.36% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(f)	1,377,506	1,377,091
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(i)	10,208	10,090
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(i)	2,304,518	2,128,098
Shackleton CLO Ltd. (Cayman Islands), Series 2015-7RA, Class ARR, 5.36% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(f)	975,840	974,048
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 5.36% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(f)	6,080,000	6,043,538
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	1,552,027	1,517,591
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,774,067	1,616,922
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,812,634	1,529,875
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(i)	602,946	564,082
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(i)	10,626	10,155
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(i)	310,613	292,529
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value

Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(i)	$1,967,449	$1,741,912
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(i)	1,513,797	1,344,244
Store Master Funding I-VII, Series 2016- 1A, Class A2, 4.32%, 10/20/2046(b)	418,653	411,388
Subway Funding LLC
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	2,658,640	2,700,906
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	2,039,750	2,067,327
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	2,021,840	2,061,764
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	3,263,600	3,250,266
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	5,049,625	5,017,368
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	3,094,450	3,076,327
Symphony CLO XVI Ltd. (Cayman Islands), Series 2015-16A, Class ARR, 5.46% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(f)	1,116,670	1,116,276
Symphony CLO XX Ltd. (Cayman Islands), Series 2018-20A, Class AR2, 5.36% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(f)	2,142,676	2,140,533
Symphony CLO XXI Ltd. (Cayman Islands), Series 2019-21A, Class AR2, 5.16% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(f)	4,137,530	4,125,721
Symphony CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class A1AR, 5.45% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(f)	3,825,000	3,820,605
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	8,085,000	8,225,939
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(b)	140,625	140,673
Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	1,094,800	1,010,238
TierPoint Issuer LLC
Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	79,583	478,481
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	4,120,000	4,150,430
Series 2025-2A, Class A2, 6.40%, 04/26/2055(b)	3,221,000	3,212,419
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	912,058	850,357
Tricon Residential Trust, Series 2025- SFR1, Class A, 5.42% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(f)	4,665,000	4,658,550
Verus Securitization Trust
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(i)	655,033	580,637
	Principal Amount	Value

Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(i)	$895,751	$794,907
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)	1,564,127	1,406,688
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(i)	389,457	375,192
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)	1,235,881	1,148,765
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(i)	2,709,106	2,696,396
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	106,057	101,517
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.51%, 01/15/2059(l)	1,110,010	5,889
Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	443,715	426,991
WEST Trust 2025-ROSE, Series 2025- ROSE, Class A, 5.45%, 04/10/2030(b)(i)	3,098,000	3,125,261
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	9,926,000	10,068,218
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.43%, 10/15/2057(i)	307,000	287,922
Zaxby’s Funding LLC
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	4,138,750	3,803,799
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	1,191,000	1,236,517
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	2,331,000	2,390,943
Total Asset-Backed Securities (Cost $438,726,247)		428,405,197
U.S. Treasury Securities-14.22%
U.S. Treasury Bills-0.37%(m)
4.24%, 05/29/2025(n)	6,982,000	6,959,112
U.S. Treasury Bonds-4.38%
4.75%, 02/15/2045	1,868,100	1,881,381
4.50%, 11/15/2054	83,466,100	80,818,660
		82,700,041
U.S. Treasury Notes-9.47%
3.75%, 04/30/2027	43,810,700	43,940,763
3.75%, 04/15/2028	5,661,100	5,687,415
3.88%, 04/30/2030	65,464,400	65,934,925
4.00%, 04/30/2032	10,787,800	10,835,839
4.63%, 02/15/2035	50,441,200	52,336,686
		178,735,628
Total U.S. Treasury Securities (Cost $266,450,601)		268,394,781

Municipal Obligations-1.09%
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGM), 6.63%, 02/01/2035(o)	153,846	163,702
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045	255,000	266,286
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value

New Jersey (State of) Transportation Trust Fund Authority, Series 2024 BB, Ref. RB, 5.09%, 06/15/2025	$8,575,000	$8,577,538
Virgin Islands Public Finance Authority, Series 2024 B, RB, 9.00%, 04/01/2053(b)(p)	12,000,000	11,587,289
Total Municipal Obligations(q) (Cost $21,099,539)		20,594,815
Variable Rate Senior Loan Interests-0.68%(r)(s)
Restaurants-0.27%
Raising Cane’s Restaurants LLC, Term Loan B, 6.32% (1 mo. SOFR + 2.00%), 09/10/2031	4,987,469	4,984,376
Wireless Telecommunication Services-0.41%
X Corp.
Term Loan B, 9.50% (3 mo. SOFR + 6.50%), 10/27/2029	5,000,000	4,884,375
Term Loan B, 10.95% (3 mo. SOFR + 6.50%), 10/27/2029	2,992,347	2,905,195
		7,789,570
Total Variable Rate Senior Loan Interests (Cost $12,992,258)		12,773,946
	Shares
Preferred Stocks-0.33%
Aerospace & Defense-0.04%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	12,000	736,560
Diversified Financial Services-0.16%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(d)	111,250	2,953,688
Regional Banks-0.13%
M&T Bank Corp., Series J, Pfd., 7.50%	91,792	2,449,928
Total Preferred Stocks (Cost $5,676,050)		6,140,176
	Principal Amount
Agency Credit Risk Transfer Notes-0.23%
Fannie Mae Connecticut Avenue Securities
Series 2022-R03, Class 1M1, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(f)(t)	$1,329,168	1,341,190
Series 2022-R04, Class 1M1, 6.35% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(f)(t)	642,375	647,374
Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(f)(t)	494,099	503,944
Freddie Mac
Series 2022-DNA3, Class M1A, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(f)(u)	829,724	839,930
	Principal Amount	Value
Series 2022-HQA3, Class M1, STACR®, 6.65% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(f)(u)	$638,559	$648,050
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(f)(u)	392,934	399,623
Total Agency Credit Risk Transfer Notes (Cost $4,326,858)		4,380,111

U.S. Government Sponsored Agency Securities-0.13%
Fannie Mae STRIPS
0.00%, 05/15/2029(j)	450,000	385,641
0.00%, 01/15/2030(j)	1,300,000	1,085,842
0.00%, 05/15/2030(j)	850,000	699,738
Tennessee Valley Authority
5.38%, 04/01/2056(c)	100,000	100,317
4.25%, 09/15/2065(c)	250,000	201,476
Total U.S. Government Sponsored Agency Securities (Cost $2,189,816)		2,473,014
	Shares
Exchange-Traded Funds-0.10%
Invesco High Yield Bond Factor ETF(v)	65,000	1,425,125
Invesco High Yield Select ETF(c)(v)	9,000	224,604
Invesco Short Duration Total Return Bond ETF(c)(v)	12,000	299,578
Total Exchange-Traded Funds (Cost $1,993,358)		1,949,307
Options Purchased-0.08%
(Cost $1,377,698)†		1,528,232
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-110.99% (Cost $2,103,912,454)		2,094,508,185
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.17%
Invesco Private Government Fund, 4.32%(v)(w)(x)	37,534,227	37,534,227
Invesco Private Prime Fund, 4.46%(v)(w)(x)	97,721,830	97,741,374
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $135,282,492)		135,275,601
TOTAL INVESTMENTS IN SECURITIES-118.16% (Cost $2,239,194,946)		2,229,783,786
OTHER ASSETS LESS LIABILITIES-(18.16)%		(342,637,055)
NET ASSETS-100.00%		$1,887,146,731
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
Conv.	-Convertible
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $725,982,873, which represented 38.47% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2025.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30,
2025 was $36,180, which represented less than 1% of the Fund’s Net Assets.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(i)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2025.

(j)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 2K.
(l)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
April 30, 2025.

(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	$6,959,112 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2S.
(o)	Principal and/or interest payments are secured by the bond insurance company listed.
(p)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(q)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(s)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured
Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(t)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(u)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(v)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco High Yield Bond Factor ETF	$-	$1,469,690	$-	$(44,565)	$-	$1,425,125	$17,192
Invesco High Yield Select ETF	256,498	-	(25,349)	(6,979)	434	224,604	8,208
Invesco Short Duration Total Return Bond ETF	299,460	-	-	118	-	299,578	7,912
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$48,617,053	$181,321,585	$(192,404,411)	$-	$-	$37,534,227	$975,706 *
Invesco Private Prime Fund	126,919,544	357,327,218	(386,495,815)	907	(10,480)	97,741,374	2,627,753 *
Total	$176,092,555	$540,118,493	$(578,925,575)	$(50,519)	$(10,046)	$137,224,908	$3,636,771

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(w)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
†	The table below details options purchased.

Open Exchange-Traded Index Options Purchased*
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value**	Value
Equity Risk
S&P 500 Index	Call	07/31/2025	21	$5,600	$11,760,000	$499,065

Open Exchange-Traded Index Options Written*
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value**	Value
Equity Risk
S&P 500 Index	Call	07/31/2025	14	$5,880	$8,232,000	$(133,280)

*	Open Exchange-Traded Index Options Purchased collateralized by $1,773,857 cash held with Counterparties.
**	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus JPY	Put	Goldman Sachs International	07/30/2025	JPY	142	JPY	39,700,000	$1,029,167

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus JPY	Put	Goldman Sachs International	07/30/2025	JPY	136	JPY	39,700,000	$(445,390)

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,246	June-2025	$139,824,563	$1,381,914	$1,381,914
U.S. Treasury 2 Year Notes	1,775	June-2025	369,463,477	20,324	20,324
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Total Return Bond ETF (GTO)—(continued)
April 30, 2025
(Unaudited)
Open Futures Contracts—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	453	June-2025	$52,831,125	$329,856	$329,856
U.S. Treasury Ultra Bonds	344	June-2025	41,634,750	193,100	193,100
Subtotal—Long Futures Contracts				1,925,194	1,925,194
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	337	June-2025	(36,798,820)	(403,243)	(403,243)
U.S. Treasury 10 Year Ultra Notes	1,794	June-2025	(205,833,469)	(3,591,893)	(3,591,893)
Subtotal—Short Futures Contracts				(3,995,136)	(3,995,136)
Total Futures Contracts				$(2,069,942)	$(2,069,942)

Abbreviations:
USD - U.S. Dollar
JPY - Japanese Yen
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)
April 30, 2025
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-56.70%
Aerospace & Defense-0.41%
L3Harris Technologies, Inc., 5.40%, 01/15/2027	$11,141,000	$11,322,623
Agricultural & Farm Machinery-1.18%
John Deere Capital Corp.
4.88% (SOFR + 0.50%), 07/03/2025(b)	8,737,000	8,737,536
4.81% (SOFR + 0.44%), 03/06/2026(b)	12,000,000	12,000,570
4.87% (SOFR + 0.50%), 03/06/2028(b)	12,000,000	11,979,616
		32,717,722
Agricultural Products & Services-0.43%
Cargill, Inc., 4.97% (SOFR + 0.61%), 02/11/2028(b)(c)	12,000,000	11,967,172
Application Software-0.11%
Synopsys, Inc., 4.55%, 04/01/2027	3,000,000	3,017,237
Asset Management & Custody Banks-1.71%
Ares Capital Corp.
3.25%, 07/15/2025	10,000,000	9,968,250
3.88%, 01/15/2026	7,700,000	7,640,774
7.00%, 01/15/2027	4,285,000	4,405,074
Blue Owl Capital Corp.
3.75%, 07/22/2025	11,714,000	11,683,500
4.25%, 01/15/2026	12,000,000	11,918,631
State Street Corp., 4.54%, 04/24/2028(d)	1,719,000	1,731,642
		47,347,871
Automobile Manufacturers-4.46%
American Honda Finance Corp.
4.88% (SOFR + 0.50%), 01/12/2026(b)(e)	10,000,000	9,987,531
5.10% (SOFR + 0.72%), 10/05/2026(b)	10,000,000	10,005,016
5.19% (SOFR + 0.82%), 03/03/2028(b)	12,000,000	11,983,910
BMW US Capital LLC (Germany), 5.16% (SOFR + 0.80%), 08/13/2026(b)(c)	7,207,000	7,217,349
Daimler Truck Finance North America LLC (Germany), 5.13%, 09/25/2027(c)	5,905,000	5,973,177
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	9,500,000	9,493,052
Mercedes-Benz Finance North America LLC (Germany), 5.16% (SOFR + 0.78%), 04/01/2027(b)(c)(e)	12,000,000	11,953,497
Toyota Motor Credit Corp.
5.03% (SOFR + 0.65%), 01/05/2026(b)	10,000,000	10,008,010
4.83% (SOFR + 0.45%), 04/10/2026(b)	12,000,000	11,988,710
5.13% (SOFR + 0.77%), 08/07/2026(b)	5,000,000	5,009,963
Volkswagen Group of America Finance LLC (Germany)
5.80%, 09/12/2025(c)	10,000,000	10,024,076
5.20% (SOFR + 0.83%), 03/20/2026(b)(c)	15,000,000	14,999,418
5.42% (SOFR + 1.06%), 08/14/2026(b)(c)	5,000,000	5,000,904
		123,644,613
Biotechnology-0.43%
Amgen, Inc., 3.13%, 05/01/2025	12,000,000	12,000,000
	Principal Amount	Value
Broadline Retail-0.18%
eBay, Inc., 1.40%, 05/10/2026	$5,250,000	$5,086,652
Commercial & Residential Mortgage Finance-0.10%
Aviation Capital Group LLC, 4.75%, 04/14/2027(c)	2,904,000	2,908,219
Computer & Electronics Retail-0.32%
Leidos, Inc., 3.63%, 05/15/2025	9,000,000	8,993,267
Consumer Finance-0.81%
General Motors Financial Co., Inc., 5.55% (SOFR + 1.17%), 04/04/2028(b)	12,000,000	11,800,915
Synchrony Financial, 4.50%, 07/23/2025	10,686,000	10,669,980
		22,470,895
Diversified Banks-15.10%
Bank of America N.A., 5.53%, 08/18/2026	12,000,000	12,200,419
Bank of Montreal (Canada)
5.33% (SOFR + 0.95%), 09/25/2025(b)	5,000,000	5,008,456
5.53% (SOFR + 1.16%), 12/11/2026(b)	10,000,000	10,075,945
Bank of New York Mellon (The), 5.09% (SOFR + 0.71%), 04/20/2027(b)	4,961,000	4,972,347
Bank of Nova Scotia (The) (Canada)
5.46% (SOFR + 1.09%), 06/12/2025(b)	15,000,000	15,013,846
1.35%, 06/24/2026	11,500,000	11,125,500
Barclays Bank PLC (United Kingdom), 4.95% (SOFR + 0.58%), 08/14/2026(b)	10,000,000	9,952,681
Barclays PLC (United Kingdom)
5.83%, 05/09/2027(d)	12,000,000	12,126,686
6.50%, 09/13/2027(d)	12,000,000	12,273,464
BPCE S.A. (France), 5.33% (SOFR + 0.96%), 09/25/2025(b)(c)	9,500,000	9,504,636
Canadian Imperial Bank of Commerce (Canada)
5.60% (SOFR + 1.22%), 10/02/2026(b)	10,000,000	10,062,524
5.30% (SOFR + 0.93%), 09/11/2027(b)	10,000,000	9,983,169
Citibank N.A.
5.18% (SOFR + 0.81%), 09/29/2025(b)	9,524,000	9,535,251
5.49%, 12/04/2026	9,783,000	9,971,859
Cooperatieve Rabobank U.A. (Netherlands), 4.99% (SOFR + 0.62%), 08/28/2026(b)	6,429,000	6,437,777
Credit Agricole S.A. (France), 5.58% (SOFR + 1.21%), 09/11/2028(b)(c)(e)	6,000,000	6,000,449
Fifth Third Bank N.A.
3.95%, 07/28/2025	11,000,000	10,971,466
5.19% (SOFR + 0.81%), 01/28/2028(b)	6,366,000	6,316,993
HSBC Holdings PLC (United Kingdom), 2.10%, 06/04/2026(d)	8,986,000	8,962,210
Huntington National Bank (The), 5.10% (SOFR + 0.72%), 04/12/2028(b)	8,276,000	8,243,367
ING Groep N.V. (Netherlands), 1.73%, 04/01/2027(d)	6,750,000	6,575,852
JPMorgan Chase & Co.
5.58% (SOFR + 1.20%), 01/23/2028(b)	5,556,000	5,585,931
5.30% (SOFR + 0.92%), 04/22/2028(b)	10,000,000	10,010,124
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Lloyds Banking Group PLC (United Kingdom), 5.92% (SOFR + 1.56%), 08/07/2027(b)	$9,474,000	$9,535,256
Macquarie Bank Ltd. (Australia), 5.57% (SOFR + 1.20%), 12/07/2026(b)(c)	6,213,000	6,258,568
Mizuho Markets Cayman L.P. (Japan), 5.21% (SOFR + 0.85%), 08/14/2026(b)	10,000,000	10,039,519
Morgan Stanley Bank N.A.
5.06% (SOFR + 0.69%), 10/15/2027(b)	10,000,000	9,965,508
5.46% (SOFR + 1.08%), 01/14/2028(b)	10,000,000	10,025,568
National Bank of Canada (Canada)
5.17% (SOFR + 0.80%), 08/20/2026(b)	10,000,000	9,979,591
5.41% (SOFR + 1.03%), 07/02/2027(b)	5,797,000	5,798,854
5.60%, 07/02/2027(d)	7,000,000	7,084,421
PNC Bank N.A., 4.78%, 01/15/2027(d)	12,000,000	12,008,863
PNC Financial Services Group, Inc. (The), 5.81%, 06/12/2026(d)	12,405,000	12,416,911
Royal Bank of Canada (Canada)
5.33% (SOFR + 0.95%), 01/19/2027(b)	8,333,000	8,360,609
5.10% (SOFR + 0.72%), 10/18/2027(b)	15,000,000	14,984,845
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.20%, 03/07/2027(c)	4,372,000	4,444,691
Swedbank AB (Sweden)
5.75% (SOFR + 1.38%), 06/15/2026(b)(c)	15,000,000	15,119,981
6.14%, 09/12/2026(c)	4,065,000	4,163,931
Toronto-Dominion Bank (The) (Canada)
5.46% (SOFR + 1.08%), 07/17/2026(b)	12,500,000	12,567,336
5.38% (SOFR + 1.00%), 10/20/2026(b)	9,800,000	9,795,448
5.21% (SOFR + 0.82%), 01/31/2028(b)(e)	10,550,000	10,519,483
Wells Fargo & Co.
5.16% (SOFR + 0.78%), 01/24/2028(b)	8,953,000	8,911,607
5.45% (SOFR + 1.07%), 04/22/2028(b)	10,000,000	10,034,657
Wells Fargo Bank N.A.
5.19% (SOFR + 0.80%), 08/01/2025(b)	10,000,000	10,006,950
5.09% (SOFR + 0.71%), 01/15/2026(b)	5,333,000	5,341,710
		418,275,259
Diversified Capital Markets-0.53%
UBS Group AG (Switzerland), 1.36%, 01/30/2027(c)(d)	15,000,000	14,638,983
Diversified Financial Services-0.85%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.45%, 10/01/2025	13,250,000	13,226,450
USAA Capital Corp., 5.25%, 06/01/2027(c)	10,000,000	10,235,749
		23,462,199
Diversified Metals & Mining-1.06%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	14,815,000	15,024,330
	Principal Amount	Value
Diversified Metals & Mining-(continued)
Glencore Funding LLC (Australia)
5.13% (SOFR + 0.75%), 10/01/2026(b)(c)	$6,429,000	$6,423,696
5.44% (SOFR + 1.06%), 04/04/2027(b)(c)	5,682,000	5,709,111
Rio Tinto Finance (USA) PLC (Australia), 4.38%, 03/12/2027(e)	2,089,000	2,100,507
		29,257,644
Electric Utilities-2.32%
Georgia Power Co., 5.11% (SOFR + 0.75%), 05/08/2025(b)	10,000,000	10,000,592
National Rural Utilities Cooperative Finance Corp., 5.19% (SOFR + 0.82%), 09/16/2027(b)	10,000,000	9,992,723
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	5,490,000	5,507,585
5.14% (SOFR + 0.76%), 01/29/2026(b)(e)	11,456,000	11,462,941
5.18% (SOFR + 0.80%), 02/04/2028(b)	8,796,000	8,805,559
Pinnacle West Capital Corp., 5.19% (SOFR + 0.82%), 06/10/2026(b)	15,294,000	15,291,452
State Street Bank and Trust Co., 4.83% (SOFR + 0.46%), 11/25/2026(b)	3,161,000	3,158,383
		64,219,235
Fertilizers & Agricultural Chemicals-0.26%
Nutrien Ltd. (Canada), 4.50%, 03/12/2027	7,165,000	7,185,420
Food Retail-0.14%
Whole Foods Market, Inc., 5.20%, 12/03/2025	3,985,000	3,985,003
Home Improvement Retail-0.16%
Home Depot, Inc. (The), 5.15%, 06/25/2026	4,505,000	4,562,886
Integrated Oil & Gas-0.28%
Chevron USA, Inc., 4.73% (SOFR + 0.36%), 02/26/2027(b)	7,758,000	7,743,387
Integrated Telecommunication Services-0.37%
Verizon Communications, Inc., 5.16% (SOFR + 0.79%), 03/20/2026(b)	10,134,000	10,136,332
Interactive Home Entertainment-0.28%
Electronic Arts, Inc., 4.80%, 03/01/2026	7,717,000	7,728,315
Investment Banking & Brokerage-2.94%
Charles Schwab Corp. (The), 4.88% (SOFR + 0.52%), 05/13/2026(b)	5,251,000	5,247,209
Goldman Sachs Group, Inc. (The)
5.43% (SOFR + 1.07%), 08/10/2026(b)(e)	10,000,000	10,017,021
1.43%, 03/09/2027(d)	13,000,000	12,654,982
4.94%, 04/23/2028(d)	6,155,000	6,212,828
Jefferies Financial Group, Inc.
5.00%, 02/10/2026	11,413,000	11,429,427
5.03%, 03/16/2026(e)	13,660,000	13,695,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Morgan Stanley
5.40% (SOFR + 1.02%), 04/13/2028(b)	$10,000,000	$10,031,463
5.76% (SOFR + 1.38%), 04/12/2029(b)	12,000,000	12,080,398
		81,368,828
Life & Health Insurance-8.42%
Athene Global Funding
5.62%, 05/08/2026(c)	12,000,000	12,123,580
5.40% (SOFR + 1.03%), 08/27/2026(b)(c)	10,000,000	10,018,598
2.95%, 11/12/2026(c)	5,000,000	4,887,709
5.21% (SOFR + 0.83%), 01/07/2027(b)(c)	10,000,000	9,980,084
5.52%, 03/25/2027(c)	12,711,000	12,919,416
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(c)	8,150,000	8,297,639
Corebridge Global Funding
5.75%, 07/02/2026(c)	6,336,000	6,435,639
5.68% (SOFR + 1.30%), 09/25/2026(b)(c)	10,000,000	10,074,309
5.13% (SOFR + 0.75%), 01/07/2028(b)(c)	10,000,000	9,943,936
GA Global Funding Trust, 4.40%, 09/23/2027(c)	5,000,000	4,977,293
Jackson National Life Global Funding
5.50%, 01/09/2026(c)	16,667,000	16,764,381
5.55%, 07/02/2027(c)	6,719,000	6,861,235
MassMutual Global Funding II
5.15% (SOFR + 0.77%), 01/29/2027(b)(c)	10,700,000	10,719,469
5.12% (SOFR + 0.74%), 04/09/2027(b)(c)	10,000,000	9,986,312
Met Tower Global Funding, 5.40%, 06/20/2026(c)	12,000,000	12,158,525
New York Life Global Funding
5.01% (SOFR + 0.65%), 05/02/2025(b)(c)	7,000,000	7,000,096
5.05% (SOFR + 0.67%), 04/02/2027(b)(c)(e)	15,000,000	14,982,626
4.40%, 04/25/2028(c)	4,434,000	4,471,689
Pacific Life Global Funding II
4.98% (SOFR + 0.60%), 03/27/2026(b)(c)	9,750,000	9,765,448
4.99% (SOFR + 0.62%), 06/04/2026(b)(c)	6,420,000	6,430,388
5.43% (SOFR + 1.05%), 07/28/2026(b)(c)	12,500,000	12,584,911
4.45%, 05/01/2028(c)	11,321,000	11,391,136
Principal Life Global Funding II, 5.00%, 01/16/2027(c)	3,000,000	3,037,786
Protective Life Global Funding, 5.37%, 01/06/2026(c)	10,339,000	10,391,194
Reliance Standard Life Global Funding II, 5.24%, 02/02/2026(c)	7,125,000	7,154,189
		233,357,588
Movies & Entertainment-0.43%
Netflix, Inc., 3.63%, 06/15/2025(c)	11,840,000	11,816,552
	Principal Amount	Value
Oil & Gas Exploration & Production-0.99%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	$10,700,000	$10,636,978
CNO Global Funding, 4.88%, 12/10/2027(c)	4,918,000	4,959,317
Pioneer Natural Resources Co., 1.13%, 01/15/2026	12,000,000	11,728,245
		27,324,540
Oil & Gas Refining & Marketing-0.32%
Phillips 66, 1.30%, 02/15/2026	8,989,000	8,756,261
Oil & Gas Storage & Transportation-3.11%
Enbridge, Inc. (Canada), 5.25%, 04/05/2027	4,666,000	4,736,609
Energy Transfer L.P., 2.90%, 05/15/2025	6,814,000	6,808,670
Kinder Morgan, Inc.
4.30%, 06/01/2025	25,679,000	25,661,105
1.75%, 11/15/2026	12,698,000	12,212,225
MPLX L.P., 1.75%, 03/01/2026	6,165,000	6,007,602
Plains All American Pipeline L.P./PAA Finance Corp.
4.65%, 10/15/2025	12,000,000	11,982,187
4.50%, 12/15/2026	10,000,000	10,004,116
Williams Cos., Inc. (The), 5.40%, 03/02/2026	8,598,000	8,646,469
		86,058,983
Packaged Foods & Meats-0.65%
Mars, Inc., 4.45%, 03/01/2027(c)	7,446,000	7,494,309
The Campbell’s Company, 5.30%, 03/20/2026	10,352,000	10,414,506
		17,908,815
Pharmaceuticals-0.45%
Bristol-Myers Squibb Co., 4.85% (SOFR + 0.49%), 02/20/2026(b)	4,651,000	4,651,177
GlaxoSmithKline Capital PLC (United Kingdom), 4.87% (SOFR + 0.50%), 03/12/2027(b)(e)	7,912,000	7,904,238
		12,555,415
Regional Banks-0.86%
Truist Financial Corp.
4.26%, 07/28/2026(d)	12,072,000	12,047,692
1.27%, 03/02/2027(d)	12,000,000	11,663,438
		23,711,130
Restaurants-0.43%
Starbucks Corp., 4.75%, 02/15/2026	12,000,000	12,011,654
Retail REITs-0.13%
Realty Income Corp., 5.05%, 01/13/2026	3,687,000	3,684,634
Self-Storage REITs-0.36%
Public Storage Operating Co., 5.08% (SOFR + 0.70%), 04/16/2027(b)	10,000,000	9,945,937
Semiconductor Materials & Equipment-0.36%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Multinational), 2.70%, 05/01/2025	10,000,000	10,000,000
Semiconductors-0.44%
Advanced Micro Devices, Inc., 4.21%, 09/24/2026	12,000,000	12,054,660
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Soft Drinks & Non-alcoholic Beverages-0.97%
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	$10,000,000	$9,945,923
4.97% (SOFR + 0.58%), 11/15/2026(b)	12,000,000	12,010,820
5.25% (SOFR + 0.88%), 03/15/2027(b)(e)	5,000,000	5,013,907
		26,970,650
Specialized Finance-0.22%
Blackstone Private Credit Fund, 2.63%, 12/15/2026	6,490,000	6,228,820
Specialty Chemicals-0.52%
Sherwin-Williams Co. (The)
3.45%, 08/01/2025	4,500,000	4,483,783
4.25%, 08/08/2025	10,000,000	9,986,564
		14,470,347
Systems Software-1.63%
Oracle Corp.
2.95%, 05/15/2025	10,000,000	9,992,997
1.65%, 03/25/2026	15,000,000	14,621,517
VMware LLC
4.50%, 05/15/2025	10,000,000	9,996,240
1.40%, 08/15/2026	11,000,000	10,561,826
		45,172,580
Telecom Tower REITs-1.16%
American Tower Corp.
1.60%, 04/15/2026	7,000,000	6,801,745
1.45%, 09/15/2026	13,000,000	12,471,217
Crown Castle, Inc., 1.35%, 07/15/2025	13,000,000	12,907,132
		32,180,094
Trading Companies & Distributors-0.75%
Air Lease Corp.
3.38%, 07/01/2025	11,000,000	10,972,789
1.88%, 08/15/2026	10,300,000	9,941,735
		20,914,524
Transaction & Payment Processing Services-0.07%
PayPal Holdings, Inc., 5.04% (SOFR + 0.67%), 03/06/2028(b)(e)	1,851,000	1,851,995
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,566,075,155)		1,571,014,941

Asset-Backed Securities-13.33%
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/2029(c)	7,709,163	7,800,084
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(f)	652,784	632,439
Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(f)	1,088,971	1,044,762
Series 2024-8, Class A1, 5.34%, 05/27/2069(c)	8,054,700	8,039,646
Series 2025-2, Class A1, 5.64%, 02/25/2070(c)	4,447,243	4,463,336
AUF Funding LLC, Series 2022-1A, Class A1LN, 6.77% (3 mo. Term SOFR + 2.50%), 01/20/2031(b)(c)	1,614,445	1,616,497
	Principal Amount	Value

Barclays Dryrock Issuance Trust, Series 2023-2, Class A, 5.25% (30 Day Average SOFR + 0.90%), 08/15/2028(b)	$9,260,000	$9,276,349
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 4.72% (1 mo. Term SOFR + 0.39%), 11/25/2036(b)	476,307	469,954
BINOM Securitization Trust, Series 2021- INV1, Class A1, 2.03%, 06/25/2056(c)(f)	3,042,849	2,749,224
BMW Vehicle Lease Trust, Series 2024-2, Class A2B, 4.77% (30 Day Average SOFR + 0.42%), 01/25/2027(b)	3,646,535	3,645,479
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(f)	1,491,502	1,440,755
CarMax Auto Owner Trust, Series 2025-2, Class A2A, 4.59%, 07/17/2028	4,360,000	4,365,334
CBAM Ltd. (Cayman Islands), Series 2018- 5A, Class A, 5.56% (3 mo. Term SOFR + 1.28%), 04/17/2031(b)(c)	2,002,218	2,003,185
CCG Receivables Trust, Series 2025-1, Class A2, 4.48%, 10/14/2032(c)	5,450,000	5,456,939
Chase Auto Owner Trust, Series 2024-3A, Class A2, 5.53%, 09/27/2027(c)	2,956,202	2,965,970
Chesapeake Funding II LLC (Canada)
Series 2023-1A, Class A2, 5.60% (30 Day Average SOFR + 1.25%), 05/15/2035(b)(c)	5,894,539	5,920,443
Series 2023-2A, Class A2, 5.45% (30 Day Average SOFR + 1.10%), 10/15/2035(b)(c)	6,756,706	6,785,144
Series 2024-1A, Class A2, 5.12% (30 Day Average SOFR + 0.77%), 05/15/2036(b)(c)	1,964,903	1,966,928
Citizens Auto Receivables Trust
Series 2023-2, Class A2B, 5.08% (30 Day Average SOFR + 0.73%), 10/15/2026(b)(c)	394,799	394,887
Series 2024-2, Class A3, 5.33%, 08/15/2028(c)	7,625,000	7,695,261
COLT Mortgage Loan Trust, Series 2020- 2R, Class A1, 1.33%, 10/26/2065(c)(f)	1,337,191	1,246,158
Cross Mortgage Trust
Series 2023-H1, Class A1, 6.62%, 03/25/2068(c)	3,798,750	3,831,337
Series 2024-H5, Class A1, 5.85%, 08/26/2069(c)	8,788,917	8,845,034
CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 5.16% (1 mo. Term SOFR + 0.83%), 07/25/2034(b)	234,059	239,783
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(c)(f)	3,842,744	3,423,610
Dell Equipment Finance Trust
Series 2024-1, Class A3, 5.39%, 03/22/2030(c)	2,750,000	2,781,994
Series 2025-1, Class A3, 4.61%, 02/24/2031(c)	2,970,000	2,975,125
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value

DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(c)	$2,730,000	$2,743,889
Dryden 30 Senior Loan Fund (Cayman Islands), Series 2013-30A, Class AR, 5.41% (3 mo. Term SOFR + 1.08%), 11/15/2028(b)(c)	1,124,846	1,125,337
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(c)(f)	835,702	793,163
Series 2020-2, Class A1, 1.18%, 10/25/2065(c)(f)	222,470	208,623
Enterprise Fleet Financing LLC
Series 2023-3, Class A2, 6.40%, 03/20/2030(c)	5,148,204	5,233,918
Series 2024-1, Class A2, 5.23%, 03/20/2030(c)	2,344,099	2,363,111
Series 2024-3, Class A2, 5.31%, 04/20/2027(c)	3,521,385	3,533,787
Series 2024-4, Class A2, 4.69%, 07/20/2027(c)	4,125,000	4,136,542
Series 2025-2, Class A2, 4.51%, 02/22/2028(c)	4,500,000	4,502,329
First National Master Note Trust, Series 2024-1, Class A, 5.34%, 05/15/2030	3,870,000	3,953,910
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1R, 6.37% (3 mo. Term SOFR + 2.11%), 01/15/2031(b)(c)	2,917,359	2,919,465
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 5.50% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(c)	15,000,000	15,090,663
Golub Capital Partners CLO 36(M) Ltd. (Cayman Islands), Series 2018-36A, Class A, 5.82% (3 mo. Term SOFR + 1.56%), 02/05/2031(b)(c)	440,120	440,099
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A2, 5.28%, 03/15/2027(c)	2,700,000	2,712,314
Series 2025-1, Class A2, 4.52%, 10/15/2027(c)	3,150,000	3,155,007
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(c)(f)	1,189,444	1,124,342
Series 2025-PJ1, Class A7, 6.00%, 06/25/2055(c)(f)	9,135,058	9,205,845
Harley-Davidson Motorcycle Trust, Series 2024-B, Class A2, 4.62%, 08/16/2027	3,113,895	3,114,160
HPEFS Equipment Trust, Series 2024-2A, Class A2, 5.50%, 10/20/2031(c)	5,151,218	5,165,044
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 5.03% (1 mo. Term SOFR + 0.70%), 01/25/2036(b)	261,280	258,759
	Principal Amount	Value

Hyundai Auto Lease Securitization Trust
Series 2024-C, Class A2B, 4.85% (30 Day Average SOFR + 0.50%), 03/15/2027(b)(c)	$4,625,671	$4,624,451
Series 2025-B, Class A3, 4.53%, 04/17/2028(c)	3,800,000	3,805,047
Hyundai Auto Receivables Trust, Series 2025-A, Class A2B, 4.69% (30 Day Average SOFR + 0.34%), 12/15/2027(b)	9,318,000	9,307,643
J.P. Morgan Mortgage Trust, Series 2024- INV1, Class A4, 6.00%, 04/25/2055(c)(f)	7,558,539	7,659,709
John Deere Owner Trust, Series 2025-A, Class A2B, 4.64% (30 Day Average SOFR + 0.29%), 03/15/2028(b)	5,300,000	5,298,923
KKR CLO 21 Ltd. (Cayman Islands), Series A, 5.52% (3 mo. Term SOFR + 1.26%), 04/15/2031(b)(c)	683,040	682,289
Madison Park Funding XLII Ltd. (Cayman Islands), Series 2024-13A, Class AR, 5.43% (3 mo. Term SOFR + 1.15%), 11/21/2030(b)(c)	1,603,072	1,602,271
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A2A, 5.44%, 02/16/2027	4,281,210	4,293,446
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A1, 7.28%, 09/25/2068(c)	5,917,721	6,014,813
Series 2024-NQM3, Class A1, 5.04%, 07/25/2069(c)(f)	8,793,382	8,747,595
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(c)(f)	9,955,654	10,025,431
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.22%, 07/15/2069(c)	1,223,614	1,146,642
Series 2021-FA, Class A, 1.11%, 02/18/2070(c)	2,774,779	2,473,075
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1, 5.94% (1 mo. Term SOFR + 1.61%), 06/25/2057(b)(c)	202,415	204,684
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(f)	1,300,650	1,232,402
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(c)(f)	967,161	913,602
OBX Trust
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(c)	5,469,689	5,474,312
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(c)(f)	5,256,128	5,266,294
Series 2024-NQM6, Class A1, 6.45%, 02/25/2064(c)	4,180,469	4,227,605
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 5.54% (3 mo. Term SOFR + 1.26%), 01/25/2031(b)(c)	503,251	503,787
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(c)(f)	3,485,120	3,535,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value

Porsche Innovative Lease Owner Trust
Series 2024-1A, Class A2A, 4.84%, 01/20/2027(c)	$6,051,159	$6,053,704
Series 2024-2A, Class A2B, 4.79% (30 Day Average SOFR + 0.44%), 12/21/2026(b)(c)	3,899,117	3,898,087
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(c)	5,632,022	5,735,955
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(c)(f)	215,984	213,485
SBNA Auto Lease Trust
Series 2023-A, Class A3, 6.51%, 04/20/2027(c)	12,000,000	12,068,414
Series 2024-C, Class A3, 4.56%, 02/22/2028(c)	2,000,000	2,003,355
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(f)	175,610	167,834
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(f)	1,554,424	1,463,930
Series 2021-2, Class A1, 0.94%, 05/25/2065(c)(f)	1,740,019	1,629,467
Synchrony Card Funding LLC
Series 2023-A2, Class A, 5.74%, 10/15/2029	8,500,000	8,677,257
Series 2024-A1, Class A, 5.04%, 03/15/2030	10,000,000	10,168,454
Toyota Auto Receivables 2025-B Owner Trust, Series 2025-B, Class A2A, 4.46%, 03/15/2028	8,300,000	8,310,658
Verus Securitization Trust
Series 2020-1, Class A1, 3.42%, 01/25/2060(c)	711,963	698,591
Series 2020-5, Class A1, 2.22%, 05/25/2065(c)	1,825,130	1,766,490
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(c)	5,967,116	5,977,005
Series 2023-7, Class A1, 7.07%, 10/25/2068(c)	6,840,618	6,941,994
Series 2023-INV2, Class A1, 6.44%, 08/25/2068(c)	6,731,238	6,789,424
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	1,318,131	1,261,713
Volvo Financial Equipment LLC, Series 2025-1A, Class A2, 4.41%, 11/15/2027(c)	3,780,000	3,780,218
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A2, 5.15% (1 mo. Term SOFR + 0.83%), 02/18/2039(b)(c)	4,093,971	4,098,601
Series 2024-2A, Class A2, 5.32% (1 mo. Term SOFR + 1.00%), 06/21/2039(b)(c)	6,000,000	6,023,864
Series 2025-1A, Class A1, 4.57%, 01/18/2040(c)	8,250,000	8,276,621
	Principal Amount	Value

World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2B, 4.74% (30 Day Average SOFR + 0.39%), 12/15/2027(b)	$2,320,000	$2,317,187
Total Asset-Backed Securities (Cost $369,139,157)		369,217,373
	Shares
Exchange-Traded Funds-0.25%
Invesco AAA CLO Floating Rate Note ETF(g) (Cost $7,059,850)	274,672	6,984,909
	Principal Amount
Commercial Paper-27.91%(h)
APA Corp., 5.05%, 05/01/2025(c)	$30,800,000	30,795,700
Arrow Electronics, Inc.
5.06%, 05/05/2025(c)	16,200,000	16,189,162
5.00%, 05/12/2025(c)	18,000,000	17,970,984
BAT International Finance PLC
4.69%, 08/25/2025(c)	10,000,000	9,849,700
4.81%, 10/21/2025(c)	15,000,000	14,670,630
Boston Properties L.P.
4.84%, 05/14/2025(c)	13,700,000	13,675,299
4.69%–4.69%, 06/02/2025(c)	25,800,000	25,689,189
4.83%, 06/16/2025(c)	11,000,000	10,932,735
Broadcom, Inc., 4.86%, 05/09/2025(c)	1,000,000	998,852
Brookfield BRP Holdings Canada, Inc.
5.05%, 05/22/2025	6,000,000	5,982,996
5.06%, 06/11/2025	3,000,000	2,983,671
5.04%, 06/13/2025	15,000,000	14,914,470
Brookfield Infrastructure Holdings Canada, Inc.
4.83%, 07/29/2025	15,000,000	14,823,930
4.93%, 11/18/2025	15,000,000	14,618,865
Brunswick Corp., 5.06%–5.11%, 05/01/2025(c)	20,700,000	20,697,164
Brunswick Corp./DE, 5.11%, 05/06/2025(c)	13,000,000	12,989,327
Canadian Natural Resources Ltd.
5.02%, 05/07/2025(c)	15,000,000	14,986,215
5.17%, 05/13/2025(c)	15,000,000	14,974,365
Charles Schwab Corp. (The), 4.57%, 08/26/2025(c)	9,600,000	9,463,382
Conagra Brands, Inc.
5.06%, 05/06/2025(c)	15,000,000	14,988,270
5.07%, 05/19/2025(c)	25,000,000	24,936,650
Constellation Brands, Inc.
4.84%, 05/02/2025(c)	11,000,000	10,997,074
4.82%, 05/16/2025(c)	10,000,000	9,978,550
Crown Castle, Inc., 4.94%, 05/01/2025(c)	25,000,000	24,996,650
Discovery Communications LLC, 5.26%, 05/08/2025(c)	15,000,000	14,982,660
Eversource Energy, 4.83%, 05/12/2025(c)	20,000,000	19,969,120
Genuine Parts Co., 4.88%, 05/21/2025(c)	15,000,000	14,959,410
Glencore Funding LLC
4.63%, 06/04/2025(c)	12,000,000	11,947,164
4.64%, 08/29/2025(c)	12,000,000	11,816,340
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Global Payments, Inc.
4.96%, 05/02/2025	$9,000,000	$8,997,543
5.01%, 05/05/2025	14,000,000	13,990,466
5.01%, 05/06/2025	15,000,000	14,987,730
5.01%, 05/07/2025	10,000,000	9,990,460
5.01%, 05/14/2025	11,700,000	11,677,485
Harley-Davidson Financial Services, Inc.
4.94%, 05/01/2025(c)	15,000,000	14,998,050
5.10%, 05/09/2025(c)	1,000,000	998,825
5.12%, 05/12/2025(c)	3,000,000	2,995,284
4.96%, 06/02/2025(c)	10,000,000	9,955,820
5.16%, 06/20/2025(c)	15,000,000	14,897,342
5.21%, 07/01/2025(c)	10,000,000	9,916,680
HSBC USA, Inc.
5.73%, 07/01/2025(c)	12,000,000	11,906,904
4.82%, 11/03/2025(c)	12,000,000	11,725,716
Jabil, Inc., 5.08%–5.13%, 05/05/2025(c)	30,000,000	29,978,640
National Fuel Gas Co., 5.12%, 05/13/2025	14,500,000	14,474,553
Quanta Services, Inc., 4.90%, 05/02/2025(c)	19,500,000	19,494,813
Sonoco Products Co.
5.09%, 05/01/2025	1,500,000	1,499,790
5.22%, 05/07/2025	8,000,000	7,991,808
5.19%, 05/12/2025	13,000,000	12,977,822
5.24%, 05/28/2025	20,000,000	19,919,222
Stanley Black & Decker, Inc.
4.82%, 06/23/2025(c)	15,000,000	14,895,705
4.79%, 06/25/2025(c)	2,700,000	2,680,533
TELUS Corp.
5.04%, 05/21/2025(c)	12,000,000	11,967,564
5.01%, 06/09/2025(c)	12,000,000	11,937,792
4.78%, 08/26/2025(c)	12,000,000	11,818,152
WGL Holdings, Inc., 5.01%, 05/06/2025(c)	5,000,000	4,996,295
White Plains Capital Co. LLC
4.97%, 05/02/2025(c)	15,000,000	14,996,235
4.92%, 06/10/2025(c)	10,000,000	9,946,970
WPP CP LLC
4.79%, 05/07/2025(c)	8,000,000	7,992,864
4.81%, 06/10/2025(c)	12,000,000	11,936,244
Total Commercial Paper (Cost $773,308,104)		773,321,831
Certificates of Deposit-1.99%
Diversified Banks-1.99%
Natixis S.A. (France), 4.96% (SOFR + 0.60%), 08/04/2025(b)	10,000,000	10,011,117
Bank of America N.A., 5.50%, 05/08/2025	10,000,000	10,002,010
Intesa Sanpaolo S.p.A. (Italy)
5.71%07/16/2025	9,500,000	9,518,117
5.00%01/07/2026	10,000,000	10,018,840
5.33% (SOFR + 1.00%), 10/16/2026(b)	15,500,000	15,574,950
		55,125,034
Total Certificates of Deposit (Cost $55,000,000)		55,125,034
	Repurchase Amount	Value
Repurchase Agreements-1.08%(i)
CF Secured LLC, joint open agreement dated 02/07/2025 (collateralized by agency mortgage-backed securities and agency and non-agency asset-backed securities valued at $26,652,392; 1.12% - 11.00%; 05/25/2036 - 03/26/2068), 5.11%, 05/01/2025(j)	$10,042,458	$10,000,000
Nomura Securities International, Inc., joint term agreement dated 04/16/2025, aggregate maturing value of $30,004,233 (collateralized by non-agency mortgage-backed securities and non-agency asset-backed securities valued at $33,000,001; 0.84% - 10.03%; 09/25/2029 - 08/25/2069), 5.08%, 05/01/2025(k)	10,001,411	10,000,000
Santander US Capital Markets LLC, joint term agreement dated 04/07/2025, aggregate maturing value of $30,004,217 (collateralized by agency and non-agency mortgage-backed securities and agency and non-agency asset-backed securities valued at $33,421,444; 0.00% - 10.60%; 12/25/2030 - 07/25/2067), 5.06%, 05/01/2025(k)	10,001,406	10,000,000
Total Repurchase Agreements (Cost $30,000,000)		30,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.26% (Cost $2,800,582,266)		2,805,664,088
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.65%
Invesco Private Government Fund, 4.32%(g)(l)(m)	5,002,246	5,002,246
Invesco Private Prime Fund, 4.46%(g)(l)(m)	13,015,126	13,017,729
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,020,618)		18,019,975
TOTAL INVESTMENTS IN SECURITIES-101.91% (Cost $2,818,602,884)		2,823,684,063
OTHER ASSETS LESS LIABILITIES-(1.91)%		(52,965,813)
NET ASSETS-100.00%		$2,770,718,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Ultra Short Duration ETF (GSY)—(continued)
April 30, 2025
(Unaudited)
Investment Abbreviations:
CP	-Commercial Paper
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $1,309,182,470, which represented 47.25% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	All or a portion of this security was out on loan at April 30, 2025.
(f)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2025.

(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco AAA CLO Floating Rate Note ETF	$3,053,540	$4,000,770	$(3,593)	$(69,401)	$3,593	$6,984,909	$172,254
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,163,640	47,707,080	(45,868,474)	-	-	5,002,246	78,210 *
Invesco Private Prime Fund	8,238,473	96,864,526	(92,083,306)	(643)	(1,321)	13,017,729	203,017 *
Total	$14,455,653	$148,572,376	$(137,955,373)	$(70,044)	$2,272	$25,004,884	$453,481

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Principal amount equals value at period end. See Note 2L.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(l)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)
April 30, 2025
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-39.52%
Agricultural & Farm Machinery-0.03%
John Deere Capital Corp.
4.86% (SOFR + 0.48%), 10/22/2025(b)	$300,000	$303,459
4.98% (SOFR + 0.60%), 04/19/2027(b)	75,000	75,095
		378,554
Asset Management & Custody Banks-0.02%
Bank of New York Mellon Corp. (The), 5.21% (SOFR + 0.83%), 07/21/2028(b)	125,000	124,771
State Street Corp., 5.23% (SOFR + 0.85%), 08/03/2026(b)	75,000	75,009
		199,780
Automobile Manufacturers-5.51%
American Honda Finance Corp., 4.91% (SOFR + 0.55%), 05/11/2026(b)(c)	5,500,000	5,494,315
BMW US Capital LLC (Germany)
4.98% (SOFR + 0.62%), 08/11/2025(b)(d)	100,000	100,037
5.28% (SOFR + 0.92%), 08/13/2027(b)(d)	150,000	150,103
Daimler Truck Finance North America LLC (Germany)
5.33% (SOFR + 0.96%), 09/25/2027(b)(d)	4,250,000	4,233,141
5.22% (SOFR + 0.84%), 01/13/2028(b)(d)	4,000,000	3,980,405
Ford Motor Credit Co. LLC
7.32% (SOFR + 2.95%), 03/06/2026(b)(c)	5,025,000	5,052,563
5.83% (SOFR + 1.45%), 11/05/2026(b)	7,625,000	7,490,296
Hyundai Capital America
5.70% (SOFR + 1.32%), 11/03/2025(b)(d)	600,000	602,156
5.88% (SOFR + 1.50%), 01/08/2027(b)(d)	4,700,000	4,727,967
5.41% (SOFR + 1.04%), 03/19/2027(b)(d)	4,000,000	3,993,923
5.37% (SOFR + 0.99%), 03/25/2027(b)(c)(d)	5,000,000	4,973,205
5.42% (SOFR + 1.04%), 06/24/2027(b)(d)	5,225,000	5,197,823
5.30% (SOFR + 0.92%), 01/07/2028(b)(d)	3,000,000	2,965,062
Mercedes-Benz Finance North America LLC (Germany)
4.95% (SOFR + 0.57%), 08/01/2025(b)(d)	1,000,000	1,000,246
5.05% (SOFR + 0.67%), 01/09/2026(b)(d)	500,000	500,131
	Principal Amount	Value
Automobile Manufacturers-(continued)
Toyota Motor Credit Corp.
5.02% (SOFR + 0.65%), 09/11/2025(b)	$75,000	$75,064
5.25% (SOFR + 0.89%), 05/18/2026(b)	250,000	250,811
5.02% (SOFR + 0.65%), 03/19/2027(b)	75,000	75,021
Volkswagen Group of America Finance LLC (Germany)
5.30% (SOFR + 0.93%), 09/12/2025(b)(d)	250,000	250,307
5.20% (SOFR + 0.83%), 03/20/2026(b)(d)	4,000,000	3,999,845
5.42% (SOFR + 1.06%), 08/14/2026(b)(d)	6,700,000	6,701,211
5.44% (SOFR + 1.06%), 03/25/2027(b)(d)	8,000,000	7,963,121
		69,776,753
Commercial & Residential Mortgage Finance-0.32%
Nationwide Building Society (United Kingdom), 5.65% (SOFR + 1.29%), 02/16/2028(b)(d)	4,000,000	4,010,677
Construction Machinery & Heavy Transportation Equipment-0.01%
Caterpillar Financial Services Corp.
4.83% (SOFR + 0.46%), 02/27/2026(b)	75,000	75,015
4.88% (SOFR + 0.52%), 05/14/2027(b)	75,000	74,905
		149,920
Consumer Finance-2.48%
American Express Co.
5.12% (SOFR + 0.76%), 02/13/2026(b)	125,000	125,269
5.73% (SOFR + 1.35%), 10/30/2026(b)	100,000	100,407
5.35% (SOFR + 0.97%), 07/28/2027(b)	4,294,000	4,307,521
5.31% (SOFR + 0.93%), 07/26/2028(b)	4,075,000	4,091,192
General Motors Financial Co., Inc.
5.41% (SOFR + 1.04%), 02/26/2027(b)(c)	7,597,000	7,518,374
5.71% (SOFR + 1.35%), 05/08/2027(b)	6,500,000	6,443,204
5.43% (SOFR + 1.05%), 07/15/2027(b)	4,000,000	3,932,328
5.55% (SOFR + 1.17%), 04/04/2028(b)(c)	5,000,000	4,917,048
		31,435,343
Diversified Banks-19.13%
ABN AMRO Bank N.V. (Netherlands)
6.15% (SOFR + 1.78%), 09/18/2027(b)(d)	7,000,000	7,068,297
5.37% (SOFR + 1.00%), 12/03/2028(b)(d)	7,600,000	7,591,452
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Banco Santander S.A. (Spain)
5.75% (SOFR + 1.38%), 03/14/2028(b)(c)	$1,200,000	$1,203,341
5.50% (SOFR + 1.12%), 07/15/2028(b)	5,000,000	4,990,530
Bank of America Corp.
5.32% (3 mo. Term SOFR + 1.02%), 09/15/2026(b)	2,706,000	2,703,631
5.35% (SOFR + 0.97%), 07/22/2027(b)(c)	7,114,000	7,124,326
5.43% (SOFR + 1.05%), 02/04/2028(b)(c)	1,685,000	1,691,349
5.21% (SOFR + 0.83%), 01/24/2029(b)	200,000	198,483
Bank of America N.A., 5.14% (SOFR + 0.78%), 08/18/2025(b)	75,000	75,055
Bank of Montreal (Canada)
5.70% (SOFR + 1.33%), 06/05/2026(b)	275,000	277,052
5.53% (SOFR + 1.16%), 12/11/2026(b)	3,000,000	3,022,784
5.24% (SOFR + 0.86%), 01/27/2029(b)	125,000	124,315
Bank of Nova Scotia (The) (Canada)
5.15% (SOFR + 0.78%), 06/04/2027(b)	450,000	449,594
5.25%, 06/12/2028(c)	2,500,000	2,571,081
5.26% (SOFR + 0.89%), 02/14/2029(b)(c)	5,625,000	5,583,347
Banque Federative du Credit Mutuel (France), 5.51% (SOFR + 1.13%), 01/23/2027(b)(d)	75,000	75,271
Banque Federative du Credit Mutuel S.A. (France), 5.61% (SOFR + 1.23%), 01/22/2030(b)(d)	5,000,000	5,003,336
Barclays PLC (United Kingdom)
6.25% (SOFR + 1.88%), 09/13/2027(b)	2,750,000	2,784,524
5.86% (SOFR + 1.49%), 03/12/2028(b)(c)	6,500,000	6,549,326
BNP Paribas S.A. (France), 5.84% (SOFR + 1.43%), 05/09/2029(b)(d)	6,250,000	6,250,000
BPCE S.A. (France), 6.36% (SOFR + 1.98%), 10/19/2027(b)(c)(d)	6,250,000	6,340,864
Canadian Imperial Bank of Commerce (Canada)
5.32% (SOFR + 0.94%), 06/28/2027(b)	250,000	250,188
5.10% (SOFR + 0.72%), 01/13/2028(b)	5,000,000	4,967,819
5.41% (SOFR + 1.03%), 03/30/2029(b)(c)	4,000,000	3,985,110
Citibank N.A.
5.18% (SOFR + 0.81%), 09/29/2025(b)	75,000	75,089
5.43% (SOFR + 1.06%), 12/04/2026(b)	75,000	75,251
	Principal Amount	Value
Diversified Banks-(continued)
Citigroup, Inc.
5.81% (3 mo. Term SOFR + 1.51%), 07/01/2026(b)	$1,882,000	$1,885,652
5.14% (SOFR + 0.77%), 06/09/2027(b)	975,000	974,531
5.65% (SOFR + 1.28%), 02/24/2028(b)	6,077,000	6,123,281
5.24% (SOFR + 0.87%), 03/04/2029(b)	3,274,000	3,242,591
Commonwealth Bank of Australia (Australia), 4.78% (SOFR + 0.40%), 07/07/2025(b)(d)	150,000	150,037
Cooperatieve Rabobank U.A. (Netherlands), 5.28% (SOFR + 0.90%), 10/05/2026(b)	175,000	175,896
Credit Agricole S.A. (France)
5.67% (SOFR + 1.29%), 07/05/2026(b)(d)	175,000	176,027
5.58% (SOFR + 1.21%), 09/11/2028(b)(d)	75,000	75,006
Fifth Third Bank N.A., 5.19% (SOFR + 0.81%), 01/28/2028(b)(c)	2,634,000	2,613,723
HSBC Holdings PLC (United Kingdom)
5.94% (3 mo. Term SOFR + 1.64%), 09/12/2026(b)	75,000	75,251
5.93% (SOFR + 1.57%), 08/14/2027(b)	2,500,000	2,522,967
5.40% (SOFR + 1.03%), 03/03/2029(b)	3,636,000	3,612,547
5.65% (SOFR + 1.29%), 11/19/2030(b)	5,000,000	4,994,389
HSBC USA, Inc., 5.33% (SOFR + 0.96%), 03/04/2027(b)(c)	5,000,000	5,022,859
Huntington National Bank (The), 5.10% (SOFR + 0.72%), 04/12/2028(b)	3,103,000	3,090,764
ING Groep N.V. (Netherlands)
5.93% (SOFR + 1.56%), 09/11/2027(b)	6,575,000	6,626,754
5.39% (SOFR + 1.01%), 03/25/2029(b)	5,000,000	4,966,852
JPMorgan Chase & Co.
5.26% (SOFR + 0.89%), 04/22/2027(b)	250,000	250,562
5.58% (SOFR + 1.20%), 01/23/2028(b)	1,667,000	1,675,980
5.55% (SOFR + 1.18%), 02/24/2028(b)(c)	3,500,000	3,514,157
5.30% (SOFR + 0.92%), 04/22/2028(b)(c)	7,500,000	7,507,593
5.31% (SOFR + 0.93%), 07/22/2028(b)	5,000,000	4,999,198
5.18% (SOFR + 0.80%), 01/24/2029(b)(c)	5,200,000	5,197,463
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Lloyds Banking Group PLC (United Kingdom)
5.92% (SOFR + 1.56%), 08/07/2027(b)	$3,158,000	$3,178,419
5.96% (SOFR + 1.58%), 01/05/2028(b)	4,575,000	4,615,452
5.43% (SOFR + 1.06%), 11/26/2028(b)	125,000	124,757
Macquarie Bank Ltd. (Australia)
5.57% (SOFR + 1.20%), 12/07/2026(b)(d)	4,000,000	4,029,337
5.30% (SOFR + 0.92%), 07/02/2027(b)(c)(d)	500,000	502,285
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.86% (SOFR + 1.48%), 04/24/2031(b)(c)	1,246,000	1,260,407
Mizuho Financial Group, Inc. (Japan)
5.32% (SOFR + 0.96%), 05/22/2026(b)	150,000	150,064
5.44% (SOFR + 1.08%), 05/13/2031(b)(c)	5,000,000	4,993,492
Morgan Stanley Bank N.A.
5.16% (SOFR + 0.78%), 07/16/2025(b)	75,000	75,030
5.55% (SOFR + 1.17%), 10/30/2026(b)	175,000	176,079
5.46% (SOFR + 1.08%), 01/14/2028(b)	250,000	250,639
5.23% (SOFR + 0.87%), 05/26/2028(b)	3,200,000	3,195,384
5.32% (SOFR + 0.94%), 07/14/2028(b)	5,000,000	5,000,708
National Australia Bank Ltd. (Australia)
5.12% (SOFR + 0.76%), 05/13/2025(b)(d)	650,000	650,112
5.02% (SOFR + 0.65%), 12/10/2025(b)(d)	150,000	150,245
4.99% (SOFR + 0.62%), 06/11/2027(b)(c)(d)	4,000,000	4,002,830
NatWest Group PLC (United Kingdom), 5.66% (SOFR + 1.30%), 11/15/2028(b)	3,500,000	3,507,278
Royal Bank of Canada (Canada)
4.90% (SOFR + 0.53%), 01/20/2026(b)	150,000	150,182
4.95% (SOFR + 0.57%), 04/27/2026(b)	275,000	275,430
5.46% (SOFR + 1.08%), 07/20/2026(b)	500,000	503,577
5.33% (SOFR + 0.95%), 01/19/2027(b)	2,917,000	2,926,665
5.24% (SOFR + 0.86%), 10/18/2028(b)	200,000	199,084
Societe Generale S.A. (France)
5.46% (SOFR + 1.10%), 02/19/2027(b)(d)	2,000,000	1,993,164
6.04% (SOFR + 1.66%), 01/19/2028(b)(d)	5,575,000	5,606,963
	Principal Amount	Value
Diversified Banks-(continued)
Standard Chartered Bank (United Kingdom), 5.03% (SOFR + 0.65%), 10/08/2026(b)(c)	$3,000,000	$2,998,207
Standard Chartered PLC (United Kingdom)
6.39% (SOFR + 2.03%), 02/08/2028(b)(d)	4,000,000	4,057,349
5.53% (SOFR + 1.17%), 05/14/2028(b)(d)	4,000,000	4,005,804
5.62% (SOFR + 1.24%), 01/21/2029(b)(d)	3,500,000	3,501,657
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.81% (SOFR + 1.43%), 01/13/2026(b)	2,000,000	2,013,629
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.35% (SOFR + 0.98%), 09/10/2027(b)(d)	125,000	125,238
Svenska Handelsbanken AB (Sweden)
5.62% (SOFR + 1.25%), 06/15/2026(b)(d)	1,350,000	1,358,439
5.03% (SOFR + 0.66%), 05/28/2027(b)(c)(d)	5,475,000	5,472,380
Swedbank AB (Sweden), 5.75% (SOFR + 1.38%), 06/15/2026(b)(d)	75,000	75,600
Toronto-Dominion Bank (The) (Canada)
5.39% (SOFR + 1.02%), 06/06/2025(b)	100,000	100,075
5.46% (SOFR + 1.08%), 07/17/2026(b)	1,914,000	1,924,310
UBS AG (Switzerland), 5.30% (SOFR + 0.93%), 09/11/2025(b)	75,000	75,086
USB Realty Corp., 5.67% (3 mo. Term SOFR + 1.41%)(b)(d)(e)	1,100,000	864,317
Wells Fargo & Co.
5.16% (SOFR + 0.78%), 01/24/2028(b)	5,596,000	5,570,127
5.45% (SOFR + 1.07%), 04/22/2028(b)	7,075,000	7,099,520
5.75% (SOFR + 1.37%), 04/23/2029(b)(c)	1,250,000	1,258,767
Wells Fargo Bank N.A.
5.19% (SOFR + 0.80%), 08/01/2025(b)	75,000	75,052
5.09% (SOFR + 0.71%), 01/15/2026(b)	150,000	150,245
5.42% (SOFR + 1.06%), 08/07/2026(b)	75,000	75,275
5.44% (SOFR + 1.07%), 12/11/2026(b)	3,000,000	3,017,771
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Westpac Banking Corp. (Australia)
5.37% (SOFR + 1.00%), 08/26/2025(b)	$75,000	$75,194
5.08% (SOFR + 0.72%), 11/17/2025(b)	150,000	150,272
4.89% (SOFR + 0.52%), 06/03/2026(b)	75,000	75,034
5.19% (SOFR + 0.81%), 04/16/2029(b)	125,000	125,444
		242,267,870
Diversified Capital Markets-0.84%
Deutsche Bank AG (Germany)
5.58% (SOFR + 1.22%), 11/16/2027(b)	4,050,000	4,029,257
5.59% (SOFR + 1.21%), 01/10/2029(b)	6,597,000	6,548,580
Macquarie Group Ltd. (Australia), 5.29% (SOFR + 0.92%), 09/23/2027(b)(d)	75,000	75,114
		10,652,951
Diversified Financial Services-0.13%
LPL Holdings, Inc., 4.90%, 04/03/2028(c)	1,629,000	1,636,743
Diversified Metals & Mining-0.96%
Glencore Funding LLC (Australia)
5.13% (SOFR + 0.75%), 10/01/2026(b)(d)	3,214,000	3,211,348
5.44% (SOFR + 1.06%), 04/04/2027(b)(d)	6,223,000	6,252,692
Rio Tinto Finance (USA) PLC (Australia), 5.21% (SOFR + 0.84%), 03/14/2028(b)	2,716,000	2,719,812
		12,183,852
Electric Utilities-1.27%
Consolidated Edison Co. of New York, Inc., 4.88% (SOFR + 0.52%), 11/18/2027(b)	1,324,000	1,320,638
Georgia Power Co., 4.65% (SOFR + 0.28%), 09/15/2026(b)	3,679,000	3,663,986
National Rural Utilities Cooperative Finance Corp.
5.18% (SOFR + 0.80%), 02/05/2027(b)	5,000,000	5,000,486
5.19% (SOFR + 0.82%), 09/16/2027(b)	4,000,000	3,997,089
Pacific Gas and Electric Co., 5.32% (SOFR + 0.95%), 09/04/2025(b)	1,900,000	1,898,779
Pinnacle West Capital Corp., 5.19% (SOFR + 0.82%), 06/10/2026(b)	200,000	199,967
		16,080,945
Insurance Brokers-0.02%
Marsh & McLennan Cos., Inc., 5.06% (SOFR + 0.70%), 11/08/2027(b)(c)	250,000	249,732
	Principal Amount	Value
Investment Banking & Brokerage-2.70%
Charles Schwab Corp. (The)
4.88% (SOFR + 0.52%), 05/13/2026(b)	$6,858,000	$6,853,050
5.42% (SOFR + 1.05%), 03/03/2027(b)(c)	4,000,000	4,020,262
Goldman Sachs Group, Inc. (The)
5.43% (SOFR + 1.07%), 08/10/2026(b)	75,000	75,128
5.18% (SOFR + 0.81%), 03/09/2027(b)	2,460,000	2,461,654
5.19% (SOFR + 0.82%), 09/10/2027(b)(c)	3,500,000	3,500,740
5.30% (SOFR + 0.92%), 10/21/2027(b)	125,000	124,742
6.29% (3 mo. Term SOFR + 2.01%), 10/28/2027(b)	1,220,000	1,240,157
6.22% (SOFR + 1.85%), 03/15/2028(b)	3,500,000	3,548,456
5.67% (SOFR + 1.29%), 04/23/2028(b)(c)	1,308,000	1,313,029
Morgan Stanley
5.40% (SOFR + 1.02%), 04/13/2028(b)	7,500,000	7,523,597
5.76% (SOFR + 1.38%), 04/12/2029(b)(c)	3,500,000	3,523,449
		34,184,264
Life & Health Insurance-4.48%
Athene Global Funding
5.21% (SOFR + 0.85%), 05/08/2026(b)(d)	6,775,000	6,774,416
5.40% (SOFR + 1.03%), 08/27/2026(b)(d)	6,000,000	6,011,159
5.59% (SOFR + 1.21%), 03/25/2027(b)(d)	5,000,000	5,027,966
5.32% (SOFR + 0.95%), 03/06/2028(b)(d)	3,000,000	2,985,241
Corebridge Global Funding
5.68% (SOFR + 1.30%), 09/25/2026(b)(d)	4,320,000	4,352,101
5.13% (SOFR + 0.75%), 01/07/2028(b)(d)	7,000,000	6,960,755
Jackson National Life Global Funding, 5.35% (SOFR + 0.97%), 01/14/2028(b)(d)	5,000,000	4,993,520
MassMutual Global Funding II
5.15% (SOFR + 0.77%), 01/29/2027(b)(d)	1,000,000	1,001,820
5.12% (SOFR + 0.74%), 04/09/2027(b)(d)	2,500,000	2,496,578
New York Life Global Funding, 4.85% (SOFR + 0.48%), 06/09/2026(b)(d)	100,000	100,027
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Life & Health Insurance-(continued)
Pacific Life Global Funding II
4.99% (SOFR + 0.62%), 06/04/2026(b)(d)	$4,222,000	$4,228,832
5.43% (SOFR + 1.05%), 07/28/2026(b)(d)	2,265,000	2,280,386
5.23% (SOFR + 0.85%), 02/05/2027(b)(d)	6,500,000	6,506,827
Protective Life Global Funding, 5.08% (SOFR + 0.70%), 04/10/2026(b)(d)	3,000,000	3,002,158
		56,721,786
Managed Health Care-0.01%
UnitedHealth Group, Inc., 4.88% (SOFR + 0.50%), 07/15/2026(b)	100,000	99,908
Pharmaceuticals-0.09%
Bristol-Myers Squibb Co., 4.85% (SOFR + 0.49%), 02/20/2026(b)	1,172,000	1,172,045
Regional Banks-0.60%
Santander Holdings USA, Inc., 5.98% (SOFR + 1.61%), 03/20/2029(b)	7,500,000	7,525,847
Soft Drinks & Non-alcoholic Beverages-0.88%
Keurig Dr Pepper, Inc.
4.97% (SOFR + 0.58%), 11/15/2026(b)	6,000,000	6,005,410
5.25% (SOFR + 0.88%), 03/15/2027(b)(c)	5,000,000	5,013,908
PepsiCo, Inc., 4.76% (SOFR + 0.40%), 02/13/2026(b)	175,000	175,285
		11,194,603
Transaction & Payment Processing Services-0.04%
PayPal Holdings, Inc., 5.04% (SOFR + 0.67%), 03/06/2028(b)	500,000	500,269
Total U.S. Dollar Denominated Bonds & Notes (Cost $500,409,702)		500,421,842
U.S. Treasury Securities-22.58%
U.S. Treasury Floating Rate Notes-22.58%
4.45% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.21%), 10/31/2026(b)	97,125,000	97,219,398
4.34% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%), 01/31/2027(b)	188,750,000	188,662,741
Total U.S. Treasury Securities (Cost $285,996,063)		285,882,139

Asset-Backed Securities-15.60%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(f)	13,666	13,564
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 01/21/2031(d)	2,594,075	2,619,598
Angel Oak Mortgage Trust, Series 2025- HB1, Class A1, 6.15% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(d)	1,755,000	1,756,097
	Principal Amount	Value

Avis Budget Rental Car Funding (AESOP) LLC, Series 2020-2A, Class C, 4.25%, 02/20/2027(d)	$1,300,000	$1,289,449
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class A, 5.47% (1 mo. Term SOFR + 1.15%), 01/15/2039(b)(d)	906,906	901,245
BBCMS Mortgage Trust, Series 2019- BWAY, Class B, 5.75% (1 mo. Term SOFR + 1.42%), 11/15/2034(b)(d)	3,250,000	273,341
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 6.37%, 10/25/2033(f)	77,484	73,713
Series 2003-8, Class 4A1, 6.95%, 01/25/2034(f)	101,011	99,985
BIG Commercial Mortgage Trust, Series 2022, Class A, 5.66% (1 mo. Term SOFR + 1.34%), 02/15/2039(b)(d)	1,460,351	1,453,107
BX Commercial Mortgage Trust
Series 2021-ACNT, Class B, 5.69% (1 mo. Term SOFR + 1.36%), 11/15/2038(b)(d)	3,429,194	3,412,087
Series 2021-VINO, Class B, 5.29% (1 mo. Term SOFR + 0.97%), 05/15/2038(b)(d)	1,645,000	1,635,735
Series 2021-VOLT, Class A, 5.14% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(d)	700,000	693,784
Series 2021-VOLT, Class B, 5.39% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(d)	3,252,772	3,220,182
Series 2021-VOLT, Class C, 5.54% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(d)	4,000,000	3,947,888
Series 2021-VOLT, Class D, 6.09% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(d)	1,250,000	1,232,389
BX Trust
Series 2021-LGCY, Class B, 5.29% (1 mo. Term SOFR + 0.97%), 10/15/2036(b)(d)	3,630,000	3,600,231
Series 2022-IND, Class C, 6.61% (1 mo. Term SOFR + 2.29%), 04/15/2037(b)(d)	2,450,000	2,453,000
Series 2022-LBA6, Class B, 5.62% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(d)	1,000,000	994,718
CarMax Auto Owner Trust, Series 2024- 1, Class C, 5.47%, 08/15/2029	2,000,000	2,029,468
Carmax Select Receivables Trust 2024-A, Series 2024-A, Class C, 5.62%, 01/15/2030	1,400,000	1,410,350
CCG Receivables Trust, Series 2023-2, Class A2, 6.28%, 04/14/2032(d)	1,914,443	1,942,207
Chase Home Lending Mortgage Trust
Series 2024-6, Class A11, 5.60% (30 Day Average SOFR + 1.25%), 05/25/2055(b)(d)	3,752,945	3,710,865
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value

Series 2024-7, Class A11, 5.65% (30 Day Average SOFR + 1.30%), 06/25/2055(b)(d)	$4,007,573	$3,970,894
Series 2025-1, Class A11, 5.55% (30 Day Average SOFR + 1.20%), 11/25/2055(b)(d)	4,857,704	4,793,844
Citigroup Mortgage Loan Trust, Series 2024-1, Class A11, 5.70% (30 Day Average SOFR + 1.35%), 07/25/2054(b)(d)	3,858,393	3,875,613
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 5.09% (1 mo. Term SOFR + 0.76%), 09/25/2042(b)(d)	105,856	104,145
Series 2018-AGS, Class A2, 4.94% (1 mo. Term SOFR + 0.61%), 02/25/2044(b)(d)	209,161	206,577
Series 2018-CGS, Class A2, 5.24% (1 mo. Term SOFR + 0.91%), 02/25/2046(b)(d)	467,487	462,530
CPS Auto Receivables Trust
Series 2023-D, Class C, 7.17%, 01/15/2030(d)	4,000,000	4,094,887
Series 2024-D, Class C, 4.76%, 01/15/2031(d)	1,558,000	1,555,842
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 5.27% (30 Day Average SOFR + 0.91%), 10/25/2056(b)(d)	227,979	225,178
Extended Stay America Trust, Series 2021-ESH, Class B, 5.82% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(d)	4,297,404	4,284,997
Ford Credit Auto Lease Trust, Series 2024-B, Class B, 5.18%, 02/15/2028	5,000,000	5,050,972
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2, 5.60% (30 Day Average SOFR + 1.25%), 05/15/2028(b)(d)	2,500,000	2,511,763
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 5.50% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(d)	4,000,000	4,024,177
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 5.95% (30 Day Average SOFR + 1.60%), 08/25/2054(b)(d)	1,149,330	1,148,931
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 07/21/2031(d)	1,500,000	1,528,780
J.P. Morgan Mortgage Trust
Series 2024-11, Class A11, 5.60% (30 Day Average SOFR + 1.25%), 04/25/2055(b)(d)	2,770,009	2,738,941
Series 2024-9, Class A11, 5.70% (30 Day Average SOFR + 1.35%), 02/25/2055(b)(d)	2,477,654	2,464,380
	Principal Amount	Value

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 5.83% (1 mo. Term SOFR + 1.51%), 06/15/2035(b)(d)	$2,385,000	$1,843,904
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 5.34% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(d)	43,855	41,913
Series 2019-INV2, Class A1, 5.34% (1 mo. Term SOFR + 1.01%), 02/25/2050(b)(d)	155,716	148,708
Series 2019-INV3, Class A11, 5.44% (1 mo. Term SOFR + 1.11%), 05/25/2050(b)(d)	70,888	67,780
Series 2019-LTV3, Class A1, 5.29% (1 mo. Term SOFR + 0.96%), 03/25/2050(b)(d)	11,458	11,399
Series 2020-8, Class A11, 5.24% (30 Day Average SOFR + 0.90%), 03/25/2051(b)(d)	177,596	167,634
Series 2020-LTV1, Class A11, 5.44% (1 mo. Term SOFR + 1.11%), 06/25/2050(b)(d)	5,999	5,962
Series 2021-1, Class A11, 4.99% (30 Day Average SOFR + 0.65%), 06/25/2051(b)(d)	566,657	527,191
Series 2024-5, Class A11, 5.60% (30 Day Average SOFR + 1.25%), 11/25/2054(b)(d)	4,726,886	4,674,660
MED Commercial Mortgage Trust, Series 2024-MOB, Class A, 5.91% (1 mo. Term SOFR + 1.59%), 05/15/2041(b)(d)	5,000,000	4,981,176
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A1, 5.00% (30 Day Average SOFR + 0.95%), 08/25/2051(b)(d)	2,685,219	2,505,046
Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 05/20/2036(d)	1,415,339	1,425,677
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 5.08% (1 mo. Term SOFR + 0.75%), 10/25/2028(b)	29,242	27,547
Series 2005-A2, Class A5, 5.54%, 02/25/2035(f)	36,148	33,783
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 5.54% (1 mo. Term SOFR + 1.22%), 04/15/2038(b)(d)	2,800,000	2,794,024
MHP, Series 2021-STOR, Class C, 5.49% (1 mo. Term SOFR + 1.16%), 07/15/2038(b)(d)	4,353,000	4,322,606
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 5.34% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(d)	2,500,000	2,485,489
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-4, Class AF, 5.70% (30 Day Average SOFR + 1.35%), 09/25/2054(b)(d)	4,132,777	4,087,310
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value

MSC Trust, Series 2021-ILP, Class A, 5.21% (1 mo. Term SOFR + 0.89%), 11/15/2036(b)(d)	$4,983,520	$4,961,859
Navient Student Loan Trust
Series 2021-1A, Class A1B, 5.07% (30 Day Average SOFR + 0.71%), 12/26/2069(b)(d)	3,918,301	3,829,258
Series 2021-2A, Class A1B, 5.02% (30 Day Average SOFR + 0.66%), 02/25/2070(b)(d)	1,041,048	1,021,297
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B, 5.79%, 04/25/2029(d)	2,080,000	2,099,641
Series 2024-1, Class C, 6.13%, 04/25/2029(d)	850,000	857,668
Nelnet Student Loan Trust
Series 2006-2, Class A7, 5.21% (90 Day Average SOFR + 0.84%), 01/26/2037(b)(d)	3,857,634	3,790,153
Series 2014-3A, Class A, 5.05% (30 Day Average SOFR + 0.69%), 06/25/2041(b)(d)	527,544	521,286
Series 2020-5A, Class A, 5.32% (1 mo. Term SOFR + 0.99%), 10/25/2068(b)(d)	3,157,556	3,138,748
Series 2021-A, Class A2, 5.46% (1 mo. Term SOFR + 1.14%), 04/20/2062(b)(d)	2,680,000	2,655,730
Nelnet Student Loan Trust 2025-A, Series 2025-AA, Class A1B, 0.00% (30 Day Average SOFR + 1.10%), 03/15/2057(b)(d)	1,530,000	1,517,553
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 5.25% (30 Day Average SOFR + 0.90%), 03/15/2029(b)(d)	4,000,000	4,009,449
OBX Trust
Series 2018-EXP2, Class 2A2, 5.39% (1 mo. Term SOFR + 1.06%), 07/25/2058(b)(d)	8,652	8,658
Series 2019-EXP1, Class 2A1B, 5.39% (1 mo. Term SOFR + 1.06%), 01/25/2059(b)(d)	463,524	462,997
Series 2019-EXP1, Class 2A2, 5.59% (1 mo. Term SOFR + 1.26%), 01/25/2059(b)(d)	46,353	46,509
Series 2019-EXP2, Class 2A2, 5.64% (1 mo. Term SOFR + 1.31%), 06/25/2059(b)(d)	108,653	107,411
Series 2019-INV2, Class A11, 5.39% (1 mo. Term SOFR + 1.06%), 05/27/2049(b)(d)	2,547,267	2,449,730
Series 2020-EXP1, Class 2A2, 5.39% (1 mo. Term SOFR + 1.06%), 02/25/2060(b)(d)	204,182	201,817
Series 2020-EXP3, Class 2A2, 5.64% (1 mo. Term SOFR + 1.31%), 01/25/2060(b)(d)	224,010	225,054
	Principal Amount	Value

Series 2020-INV1, Class A11, 5.34% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(d)	$168,812	$160,419
Series 2024-NQM5, Class A1, 5.99%, 01/25/2064(d)	713,654	717,855
Series 2025-HE1, Class A1, 5.95% (30 Day Average SOFR + 1.60%), 02/25/2055(b)(d)	2,583,701	2,576,276
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, 5.84% (30 Day Average SOFR + 1.50%), 09/15/2036(b)(d)	4,000,000	4,022,350
RLGH Trust, Series 2021-TROT, Class B, 5.60% (1 mo. Term SOFR + 1.28%), 04/15/2036(b)(d)	3,000,000	2,983,437
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 5.44% (1 mo. Term SOFR + 1.11%), 06/15/2037(b)(d)	1,081,987	1,083,000
Series 2020-A, Class A2B, 5.27% (1 mo. Term SOFR + 0.94%), 09/15/2037(b)(d)	717,658	717,331
Series 2021-A, Class A2A2, 5.17% (1 mo. Term SOFR + 0.84%), 01/15/2053(b)(d)	2,399,967	2,382,143
Series 2022-B, Class A1B, 5.80% (30 Day Average SOFR + 1.45%), 02/16/2055(b)(d)	1,780,968	1,795,250
Series 2022-C, Class A1B, 6.20% (30 Day Average SOFR + 1.85%), 05/16/2050(b)(d)	1,738,760	1,756,660
Series 2023-C, Class A1B, 5.90% (30 Day Average SOFR + 1.55%), 11/15/2052(b)(d)	1,460,753	1,476,683
Series 2024-D, Class A1B, 5.45% (30 Day Average SOFR + 1.10%), 07/15/2053(b)(d)	3,627,921	3,595,209
Series 2024-F, Class A1B, 5.35% (30 Day Average SOFR + 1.00%), 03/16/2054(b)(d)	6,996,501	6,929,497
SMRT, Series 2022-MINI, Class B, 5.67% (1 mo. Term SOFR + 1.35%), 01/15/2039(b)(d)	4,655,000	4,589,344
SREIT Trust, Series 2021-PALM, Class A, 5.03% (1 mo. Term SOFR + 0.70%), 10/15/2034(b)(d)	3,015,000	2,995,517
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 07/20/2027(d)	3,500,000	3,515,875
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 4.52%, 06/25/2034(f)	37,300	33,998
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL, 5.99% (1 mo. Term SOFR + 1.66%), 01/15/2059(b)(d)	2,500,000	2,490,316
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028(d)	3,000,000	3,081,800
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value

Wheels Fleet Lease Funding 1 LLC, Series 2025-1A, Class A1, 4.57%, 01/18/2040(d)	$6,750,000	$6,771,781
Total Asset-Backed Securities (Cost $200,799,847)		197,536,822

Agency Credit Risk Transfer Notes-14.84%
Fannie Mae Connecticut Avenue Securities
Series 2021-R03, Class 1M1, 5.20% (30 Day Average SOFR + 0.85%), 12/25/2041(b)(d)(g)	988,585	985,991
Series 2022-R01, Class 1M1, 5.35% (30 Day Average SOFR + 1.00%), 12/25/2041(b)(d)(g)	1,184,720	1,182,749
Series 2022-R01, Class 1M2, 6.25% (30 Day Average SOFR + 1.90%), 12/25/2041(b)(d)(g)	4,994,000	5,020,051
Series 2022-R02, Class 2M1, 5.55% (30 Day Average SOFR + 1.20%), 01/25/2042(b)(d)(g)	736,515	736,161
Series 2022-R02, Class 2M2, 7.35% (30 Day Average SOFR + 3.00%), 01/25/2042(b)(d)(g)	4,000,000	4,083,339
Series 2022-R03, Class 1M1, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(d)(g)	964,828	973,554
Series 2022-R04, Class 1M1, 6.35% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(d)(g)	3,330,296	3,356,212
Series 2022-R04, Class 1M2, 7.45% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(d)(g)	4,510,000	4,635,758
Series 2022-R05, Class 2M1, 6.25% (30 Day Average SOFR + 1.90%), 04/25/2042(b)(d)(g)	1,011,756	1,015,070
Series 2022-R05, Class 2M2, 7.35% (30 Day Average SOFR + 3.00%), 04/25/2042(b)(d)(g)	1,750,000	1,790,851
Series 2022-R06, Class 1M1, 7.10% (30 Day Average SOFR + 2.75%), 05/25/2042(b)(d)(g)	822,434	838,159
Series 2022-R07, Class 1M1, 7.30% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(d)(g)	2,282,234	2,337,901
Series 2022-R08, Class 1M1, 6.90% (30 Day Average SOFR + 2.55%), 07/25/2042(b)(d)(g)	4,193,253	4,280,392
Series 2023-R01, Class 1M1, 6.75% (30 Day Average SOFR + 2.40%), 12/25/2042(b)(d)(g)	4,119,070	4,216,988
Series 2023-R01, Class 1M2, 8.10% (30 Day Average SOFR + 3.75%), 12/25/2042(b)(d)(g)	1,225,000	1,285,647
Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(d)(g)	2,727,839	2,782,192
	Principal Amount	Value

Series 2023-R02, Class 1M2, 7.70% (30 Day Average SOFR + 3.35%), 01/25/2043(b)(d)(g)	$700,000	$728,343
Series 2023-R03, Class 2M1, 6.85% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(d)(g)	2,723,106	2,757,657
Series 2023-R03, Class 2M2, 8.25% (30 Day Average SOFR + 3.90%), 04/25/2043(b)(d)(g)	4,046,476	4,269,640
Series 2023-R04, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(d)(g)	6,516,933	6,640,312
Series 2023-R04, Class 1M2, 7.90% (30 Day Average SOFR + 3.55%), 05/25/2043(b)(d)(g)	4,000,000	4,202,584
Series 2023-R05, Class 1M1, 6.25% (30 Day Average SOFR + 1.90%), 06/25/2043(b)(d)(g)	1,151,864	1,161,174
Series 2023-R05, Class 1M2, 7.45% (30 Day Average SOFR + 3.10%), 06/25/2043(b)(d)(g)	1,100,000	1,144,211
Series 2023-R06, Class 1M1, 6.05% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(d)(g)	1,224,929	1,230,027
Series 2023-R06, Class 1M2, 7.05% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(d)(g)	5,180,000	5,344,492
Series 2023-R07, Class 2M2, 7.60% (30 Day Average SOFR + 3.25%), 09/25/2043(b)(d)(g)	2,500,000	2,590,765
Series 2023-R08, Class 1M1, 5.85% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(d)(g)	1,108,179	1,110,475
Series 2023-R08, Class 1M2, 6.85% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(d)(g)	780,000	800,728
Series 2024-R03, Class 2M2, 6.30% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(d)(g)	4,500,000	4,508,865
Series 2024-R04, Class 1M1, 5.45% (30 Day Average SOFR + 1.10%), 05/25/2044(b)(d)(g)	1,327,912	1,327,091
Series 2025-R02, Class 1M1, 5.50% (30 Day Average SOFR + 1.15%), 02/25/2045(b)(d)(g)	2,804,518	2,808,165
Series 2025-R03, Class 2M2, 6.60% (30 Day Average SOFR + 2.25%), 03/25/2045(b)(d)(g)	1,000,000	1,008,125
Freddie Mac
Series 2021-DNA5, Class M2, STACR®, 6.00% (30 Day Average SOFR + 1.65%), 01/25/2034(b)(d)(h)	1,553,278	1,558,416
Series 2021-DNA6, Class M2, STACR®, 5.85% (30 Day Average SOFR + 1.50%), 10/25/2041(b)(d)(h)	5,350,235	5,345,085
Series 2021-HQA4, Class M1, STACR®, 5.30% (30 Day Average SOFR + 0.95%), 12/25/2041(b)(d)(h)	6,710,423	6,662,142
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value

Series 2022-DNA2, Class M1A, STACR®, 5.65% (30 Day Average SOFR + 1.30%), 02/25/2042(b)(d)(h)	$864,430	$864,107
Series 2022-DNA2, Class M1B, STACR®, 6.75% (30 Day Average SOFR + 2.40%), 02/25/2042(b)(d)(h)	4,250,000	4,341,297
Series 2022-DNA3, Class M1A, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(d)(h)	1,745,919	1,767,396
Series 2022-DNA3, Class M1B, STACR®, 7.25% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(d)(h)	4,730,000	4,859,585
Series 2022-DNA4, Class M1, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 05/25/2042(b)(d)(h)	2,500,000	2,593,266
Series 2022-DNA4, Class M1A, STACR®, 6.55% (30 Day Average SOFR + 2.20%), 05/25/2042(b)(d)(h)	1,300,728	1,321,012
Series 2022-DNA5, Class M1A, STACR®, 7.30% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(d)(h)	4,520,117	4,611,862
Series 2022-DNA6, Class M1, STACR®, 8.05% (30 Day Average SOFR + 3.70%), 09/25/2042(b)(d)(h)	2,750,000	2,881,404
Series 2022-HQA1, Class M1A, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(d)(h)	1,115,082	1,120,480
Series 2022-HQA2, Class M1A, STACR®, 7.00% (30 Day Average SOFR + 2.65%), 07/25/2042(b)(d)(h)	998,273	1,019,134
Series 2022-HQA3, Class M1, STACR®, 6.65% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(d)(h)	3,227,057	3,275,024
Series 2023-DNA1, Class M1, STACR®, 7.45% (30 Day Average SOFR + 3.10%), 03/25/2043(b)(d)(h)	7,125,000	7,395,748
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)(h)	2,311,603	2,350,953
Series 2023-DNA2, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 04/25/2043(b)(d)(h)	5,154,383	5,222,286
Series 2023-DNA2, Class M1, STACR®, 7.60% (30 Day Average SOFR + 3.25%), 04/25/2043(b)(d)(h)	2,700,000	2,825,418
Series 2023-HQA1, Class M1, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 05/25/2043(b)(d)(h)	3,902,668	3,930,465
Series 2023-HQA2, Class M1, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(d)(h)	869,866	874,684
Series 2023-HQA2, Class M1, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(d)(h)	2,500,000	2,602,876
Series 2023-HQA3, Class M2, STACR®, 6.20% (30 Day Average SOFR + 1.85%), 11/25/2043(b)(d)(h)	1,090,455	1,095,956
Series 2023-HQA3, Class M2, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(d)(h)	6,000,000	6,275,845
	Principal Amount	Value

Series 2024-DNA2, Class A1, STACR®, 5.60% (30 Day Average SOFR + 1.25%), 05/25/2044(b)(d)(h)	$2,768,626	$2,768,529
Series 2024-DNA2, Class M1, STACR®, 5.55% (30 Day Average SOFR + 1.20%), 05/25/2044(b)(d)(h)	4,500,131	4,499,096
Series 2024-DNA3, Class A1, STACR®, 5.40% (30 Day Average SOFR + 1.05%), 10/25/2044(b)(d)(h)	921,875	919,318
Series 2024-HQA1, Class A1, STACR®, 5.60% (30 Day Average SOFR + 1.25%), 03/25/2044(b)(d)(h)	9,954,784	9,950,752
Series 2024-HQA1, Class M2, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(d)(h)	3,000,000	3,009,738
Series 2024-HQA2, Class M1, STACR®, 5.55% (30 Day Average SOFR + 1.20%), 08/25/2044(b)(d)(h)	1,995,384	1,991,318
Series 2025-DNA1, Class A1, STACR®, 5.30% (30 Day Average SOFR + 0.95%), 01/25/2045(b)(d)(h)	2,125,000	2,115,844
Series 2025-HQA1, Class A1, STACR®, 5.30% (30 Day Average SOFR + 0.95%), 02/25/2045(b)(d)(h)	2,218,750	2,208,513
Series 2025-HQA1, Class M1, STACR®, 5.50% (30 Day Average SOFR + 1.15%), 02/25/2045(b)(d)(h)	4,587,631	4,578,030
Total Agency Credit Risk Transfer Notes (Cost $186,416,055)		187,989,248
U.S. Government Sponsored Agency Mortgage-Backed Securities-7.51%
Collateralized Mortgage Obligations-6.42%
Fannie Mae REMICs
4.77% (30 Day Average SOFR + 0.41%), 04/25/2035(b)	147,983	147,918
4.79%, (30 Day Average SOFR + 0.43%), 01/25/45 to 12/25/47(b)	511,513	500,760
4.97% (30 Day Average SOFR + 0.61%), 05/25/2046(b)	182,389	179,404
4.77% (30 Day Average SOFR + 0.41%), 09/25/2047(b)	433,306	427,521
5.45%, (30 Day Average SOFR + 1.10%), 07/25/54 to 02/25/55(b)	9,537,093	9,520,296
5.55% (30 Day Average SOFR + 1.20%), 07/25/2054(b)	4,848,993	4,845,549
5.50%, (30 Day Average SOFR + 1.15%), 10/25/54 to 01/25/55(b)	12,210,451	12,167,791
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN2, Class M1, 6.15% (30 Day Average SOFR + 1.80%), 07/25/2041(b)(d)	972,421	955,631
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series KF151, Class AS, 4.84% (30 Day Average SOFR + 0.51%), 12/25/2032(b)	803,152	802,909
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Series KF158, Class AS, 5.05% (30 Day Average SOFR + 0.72%), 07/25/2033(b)	$4,343,433	$4,360,108
Series KF35, Class A, 4.84% (30 Day Average SOFR + 0.50%), 10/25/2025(b)	650,001	649,591
Series KF65, Class A, 4.97% (30 Day Average SOFR + 0.63%), 07/25/2029(b)	1,449,708	1,447,748
Series KF81, Class AS, 4.73% (30 Day Average SOFR + 0.40%), 06/25/2027(b)	619,391	617,786
Freddie Mac REMICs
4.82% (30 Day Average SOFR + 0.46%), 09/15/2038(b)	383,849	378,994
4.92% (30 Day Average SOFR + 0.56%), 09/15/2040(b)	333,649	325,940
4.96% (30 Day Average SOFR + 0.61%), 06/15/2041(b)	122,770	121,407
4.79% (30 Day Average SOFR + 0.43%), 08/15/2043(b)	414,459	410,181
4.81% (30 Day Average SOFR + 0.46%), 01/15/2048(b)	2,128,459	2,063,600
5.45% (30 Day Average SOFR + 1.10%), 07/25/2054(b)	7,500,000	7,467,638
5.40% (30 Day Average SOFR + 1.05%), 10/25/2054(b)	7,118,957	7,089,370
5.50% (30 Day Average SOFR + 1.15%), 11/25/2054(b)	6,835,699	6,789,050
5.25% (30 Day Average SOFR + 0.90%), 02/25/2055(b)	4,817,487	4,766,174
5.55% (30 Day Average SOFR + 1.20%), 04/25/2055(b)	6,899,059	6,860,474
5.85% (30 Day Average SOFR + 1.50%), 04/25/2055(b)	8,383,544	8,357,692
		81,253,532
Federal Home Loan Mortgage Corp. (FHLMC)-0.67%
ARM, 6.59% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 06/01/2037(b)	177,521	181,468
ARM, 7.22% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.73%), 11/01/2038(b)	199,454	206,036
ARM, 6.99% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2043(b)	161,953	168,683
ARM, 7.04% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.76%), 11/01/2047(b)	2,708,112	2,818,376
ARM, 5.10% (1 yr. U.S. Treasury Yield Curve Rate + 2.16%), 11/01/2048(b)	2,447,030	2,507,772
ARM, 6.93% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%), 01/01/2049(b)	2,588,672	2,677,114
		8,559,449
	Principal Amount	Value
Federal National Mortgage Association (FNMA)-0.21%
ARM, 6.64% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 02/01/2035(b)	$40,605	$41,460
ARM, 6.38% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 07/01/2035(b)	24,171	24,872
ARM, 7.17% (1 yr. U.S. Treasury Yield Curve Rate + 2.38%), 07/01/2035(b)	410,901	426,873
ARM, 7.16% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.66%), 10/01/2036(b)	79,078	81,027
ARM, 6.75% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.75%), 03/01/2037(b)	128,163	131,476
ARM, 6.72% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.54%), 11/01/2037(b)	45,871	46,569
ARM, 6.80% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(b)	1,837,846	1,903,005
		2,655,282
Government National Mortgage Association (GNMA)-0.21%
ARM, 5.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 08/20/2049(b)	2,643,607	2,671,539
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $95,174,058)		95,139,802
	Shares
Money Market Funds-0.76%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(i)(j) (Cost $9,597,268)	9,597,268	9,597,268
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.81% (Cost $1,278,392,993)		1,276,567,121
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.46%
Invesco Private Government Fund, 4.32%(i)(j)(k)	8,658,232	8,658,232
Invesco Private Prime Fund, 4.46%(i)(j)(k)	22,490,719	22,495,217
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,154,169)		31,153,449
TOTAL INVESTMENTS IN SECURITIES-103.27% (Cost $1,309,547,162)		1,307,720,570
OTHER ASSETS LESS LIABILITIES-(3.27)%		(41,355,891)
NET ASSETS-100.00%		$1,266,364,679
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
April 30, 2025
(Unaudited)
Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
IBOR	-Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2025.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $568,444,631, which represented 44.89% of the Fund’s Net Assets.

(e)	Perpetual bond with no specified maturity date.
(f)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2025.

(g)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(h)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(i)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,381,524	$185,738,464	$(186,522,720)	$-	$-	$9,597,268	$282,010
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,816,702	60,029,864	(64,188,334)	-	-	8,658,232	253,526 *
Invesco Private Prime Fund	32,769,399	131,633,380	(141,904,887)	1,304	(3,979)	22,495,217	671,817 *
Total	$55,967,625	$377,401,708	$(392,615,941)	$1,304	$(3,979)	$40,750,717	$1,207,353

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2P.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2025
(Unaudited)

	Invesco AAA CLO Floating Rate Note ETF (ICLO)	Invesco Active U.S. Real Estate ETF (PSR)	Invesco High Yield Bond Factor ETF (IHYF)
Assets:
Unaffiliated investments in securities, at value(a)	$298,194,404	$58,286,571	$44,500,495
Affiliated investments in securities, at value	12,314,165	3,700,314	7,389,187
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	-	-	-
Cash	-	-	-
Foreign currencies, at value	-	-	30
Receivable for:
Dividends and interest	727,132	15,309	683,992
Securities lending	-	129	3,724
Investments sold	-	-	67,737
Investments sold - affiliated broker	-	-	-
Expenses absorbed	776	-	-
Foreign tax reclaims	-	-	-
Total assets	311,236,477	62,002,323	52,645,165
Liabilities:
Due to custodian	4,132	-	207
Due to broker	-	-	-
Payable for:
Variation margin on futures contracts	-	-	837
Investments purchased	6,750,000	-	-
Collateral upon return of securities loaned	-	3,658,631	7,329,813
Accrued unitary management fees	49,751	16,548	15,440
Accrued tax expenses	-	-	-
Total liabilities	6,803,883	3,675,179	7,346,297
Net Assets	$304,432,594	$58,327,144	$45,298,868
Net assets consist of:
Shares of beneficial interest	$306,335,495	$77,686,951	$50,846,058
Distributable earnings (loss)	(1,902,901)	(19,359,807)	(5,547,190)
Net Assets	$304,432,594	$58,327,144	$45,298,868
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,950,001	640,000	2,060,001
Net asset value	$25.48	$91.14	$21.99
Market price	$25.46	$91.07	$21.93
Unaffiliated investments in securities, at cost	$299,658,407	$57,003,018	$45,217,273
Affiliated investments in securities, at cost	$12,314,165	$3,700,314	$7,389,493
Foreign currencies (due to foreign custodian), at cost	$-	$-	$28
(a)Includes securities on loan with an aggregate value of:	$-	$3,619,742	$7,061,614
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Select ETF (HIYS)	Invesco MSCI EAFE Income Advantage ETF (EFAA)	Invesco QQQ Income Advantage ETF (QQA)

$7,243,588	$110,006,598	$172,790,692
766,085	25,862,324	43,188,462

8	-	-
-	842,162	-
12,565	5,159	-

108,850	566,694	597,732
177	1,733	498
116,766	4,453,004	1,349,481
-	950,058	-
-	37,450	44,904
-	56,993	-
8,248,039	142,782,175	217,971,769

-	-	-
-	26,877	130,779

-	-	-
53,313	2,672,560	3,254,000
435,830	3,452,008	5,267,048
3,023	37,440	44,904
-	535	-
492,166	6,189,420	8,696,731
$7,755,873	$136,592,755	$209,275,038

$7,720,519	$134,396,887	$217,188,201
35,354	2,195,868	(7,913,163)
$7,755,873	$136,592,755	$209,275,038
310,001	2,760,001	4,580,001
$25.02	$49.49	$45.69
$24.94	$49.71	$45.70
$7,199,488	$104,199,539	$173,640,561
$766,092	$25,862,501	$43,188,462
$12,201	$5,110	$-
$418,721	$3,216,218	$5,180,353

Statements of Assets and Liabilities—(continued)
April 30, 2025
(Unaudited)

	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)	Invesco Short Duration Total Return Bond ETF (GTOS)
Assets:
Unaffiliated investments in securities, at value(a)	$54,107,385	$239,945,012	$9,674,720
Affiliated investments in securities, at value	99,075,999	77,643,428	618,119
Other investments:
Unrealized appreciation on futures contracts	3,835	-	-
Cash	-	5,094	-
Due from broker	-	111,747	-
Foreign currencies, at value	-	-	-
Deposits with brokers:
Cash collateral-futures contracts	3,980	-	-
Cash collateral-centrally cleared swap agreements	-	-	-
Cash collateral-TBAs	-	-	-
Cash collateral-options	-	-	-
Receivable for:
Dividends and interest	175,908	867,333	105,229
Variation margin on futures contracts	3,867	-	2,299
Securities lending	200	2,024	162
Investments sold	-	1,119,821	590,691
Investments sold - affiliated broker	-	-	-
Expenses absorbed	6,179	67,109	56
Investments matured, at value	-	-	-
Total assets	153,377,353	319,761,568	10,991,276
Liabilities:
Other investments:
Unrealized depreciation on swap agreements — OTC	-	-	-
Open written options, at value	-	-	-
Due to custodian	3,867	-	188
Due to foreign custodian	-	-	-
Payable for:
Variation margin on futures contracts	-	-	-
Investments purchased	54,117,411	2,646,000	697,138
Investments purchased - affiliated broker	-	-	-
Collateral upon return of securities loaned	-	20,124,796	310,987
Accrued unitary management fees	33,947	67,109	2,454
Other payables	-	-	-
Total liabilities	54,155,225	22,837,905	1,010,767
Net Assets	$99,222,128	$296,923,663	$9,980,509
Net assets consist of:
Shares of beneficial interest	$190,734,495	$312,686,733	$9,998,898
Distributable earnings (loss)	(91,512,367)	(15,763,070)	(18,389)
Net Assets	$99,222,128	$296,923,663	$9,980,509
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,950,000	6,260,001	400,001
Net asset value	$33.63	$47.43	$24.95
Market price	$33.62	$47.53	$24.97
Unaffiliated investments in securities, at cost	$54,110,261	$242,574,563	$9,590,428
Affiliated investments in securities, at cost	$99,076,003	$77,710,270	$618,119
Foreign currencies (due to foreign custodian), at cost	$-	$-	$-
Investments matured, at cost	$-	$-	$-
Premium received on written options	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$-	$19,560,248	$301,160
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)	Invesco Top QQQ ETF (QBIG)	Invesco Total Return Bond ETF (GTO)

$15,106,176	$8,840,478	$2,092,558,878
51,175	13,448,593	137,224,908

-	-	-
-	310,000	290,940,990
-	-	-
-	-	756,361

-	-	-
-	1,600,000	-
-	-	2,541,000
-	-	1,773,857

34,991	46,446	13,262,275
-	-	-
46	-	18,901
48,548	-	200,034,468
16,354	-	-
-	1,896	-
-	-	14,850
15,257,290	24,247,413	2,739,126,488

-	1,507,678	-
-	-	578,670
-	-	-
15	-	-

-	-	185,380
-	-	212,283,526
-	-	503,263,598
-	-	135,282,492
7,796	5,118	374,977
-	-	11,114
7,811	1,512,796	851,979,757
$15,249,479	$22,734,617	$1,887,146,731

$15,803,126	$28,060,974	$2,075,639,837
(553,647)	(5,326,357)	(188,493,106)
$15,249,479	$22,734,617	$1,887,146,731
650,001	850,001	40,450,000
$23.46	$26.75	$46.65
$23.48	$26.69	$46.65
$15,697,434	$10,101,444	$2,101,919,096
$51,175	$13,448,593	$137,275,850
$(15)	$-	$739,791
$-	$-	$201,246
$-	$-	$486,521
$-	$-	$130,609,389

Statements of Assets and Liabilities—(continued)
April 30, 2025
(Unaudited)

	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)
Assets:
Unaffiliated investments in securities, at value(a)	$2,798,679,179	$1,266,969,853
Affiliated investments in securities, at value	25,004,884	40,750,717
Cash	717,165	-
Foreign currencies, at value	151	-
Receivable for:
Dividends and interest	14,973,156	4,169,167
Securities lending	5,437	7,362
Investments sold	-	5,757,216
Other assets	7,513	-
Total assets	2,839,387,485	1,317,654,315
Liabilities:
Due to custodian	-	59,666
Payable for:
Investments purchased	50,041,878	12,250,000
Collateral upon return of securities loaned	18,020,618	31,154,169
Fund shares repurchased	-	7,500,543
Accrued unitary management fees	-	325,258
Accrued advisory fees	452,698	-
Accrued trustees’ and officer’s fees	45,881	-
Accrued expenses	108,160	-
Total liabilities	68,669,235	51,289,636
Net Assets	$2,770,718,250	$1,266,364,679
Net assets consist of:
Shares of beneficial interest	$2,793,262,910	$1,274,501,159
Distributable earnings (loss)	(22,544,660)	(8,136,480)
Net Assets	$2,770,718,250	$1,266,364,679
Shares outstanding (unlimited amount authorized, $0.01 par value)	55,300,000	50,650,001
Net asset value	$50.10	$25.00
Market price	$50.11	$25.01
Unaffiliated investments in securities, at cost	$2,793,522,416	$1,268,795,725
Affiliated investments in securities, at cost	$25,080,468	$40,751,437
Foreign currencies (due to foreign custodian), at cost	$150	$-
(a)Includes securities on loan with an aggregate value of:	$17,587,041	$30,381,056
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statements of Operations
For the six months ended April 30, 2025
(Unaudited)

	Invesco AAA CLO Floating Rate Note ETF (ICLO)	Invesco Active U.S. Real Estate ETF (PSR)	Invesco High Yield Bond Factor ETF (IHYF)	Invesco High Yield Select ETF (HIYS)
Investment income:
Unaffiliated interest income	$8,394,940	$-	$1,988,283	$318,100
Unaffiliated dividend income	-	1,081,264	-	11
Affiliated dividend income	87,632	1,055	6,034	13,316
Securities lending income, net	-	1,650	31,264	2,030
Foreign withholding tax	-	-	-	-
Total investment income	8,482,572	1,083,969	2,025,581	333,457
Expenses:
Unitary management fees	272,765	111,238	102,405	22,736
Tax expenses	-	-	-	-
Total expenses	272,765	111,238	102,405	22,736
Less: Waivers	(2,321)	(23)	(126)	(1,821)
Net expenses	270,444	111,215	102,279	20,915
Net investment income	8,212,128	972,754	1,923,302	312,542
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(631,550)	(32,525)	(281,246)	28,870
Affiliated investment securities	-	(515)	(944)	(11,601)
Unaffiliated in-kind redemptions	-	416,414	-	-
Affiliated in-kind redemptions	-	-	-	-
Foreign currencies	-	-	-	(335)
Forward foreign currency contracts	-	-	-	4,200
Futures contracts	-	-	(96,416)	-
Net realized gain (loss)	(631,550)	383,374	(378,606)	21,134
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,922,194)	(3,626,060)	(1,460,090)	(181,789)
Affiliated investment securities	-	135	342	10
Foreign currencies	-	-	2	387
Forward foreign currency contracts	-	-	-	(3,974)
Futures contracts	-	-	135,812	-
Change in net unrealized appreciation (depreciation)	(1,922,194)	(3,625,925)	(1,323,934)	(185,366)
Net realized and unrealized gain (loss)	(2,553,744)	(3,242,551)	(1,702,540)	(164,232)
Net increase (decrease) in net assets resulting from operations	$5,658,384	$(2,269,797)	$220,762	$148,310

(a)	For the period February 18, 2025 (commencement of investment operations) through April 30, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco MSCI EAFE Income Advantage ETF (EFAA)	Invesco QQQ Income Advantage ETF (QQA)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)	Invesco Short Duration Total Return Bond ETF (GTOS)	Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)(a)

$2,522,287	$6,813,841	$221,481	$8,812,515	$266,380	$-
1,395,217	458,758	426,135	1,990,260	1,051	72,571
458,545	674,244	785,793	1,087,370	5,880	446
4,390	1,770	1,165	9,722	1,662	46
(152,437)	(1,064)	(132)	(1,051)	-	(5,628)
4,228,002	7,947,549	1,434,442	11,898,816	274,973	67,435

208,664	226,574	219,636	394,792	16,398	16,738
535	-	-	-	-	-
209,199	226,574	219,636	394,792	16,398	16,738
(208,674)	(226,574)	(32,435)	(394,792)	(151)	(9)
525	-	187,201	-	16,247	16,729
4,227,477	7,947,549	1,247,241	11,898,816	258,726	50,706

(3,711,230)	(6,432,279)	(11,006,183)	(11,046,779)	15,654	(3,126)
(76)	(186)	(3,075)	(6,514)	(50)	(46)
1,111,842	983,475	-	1,490,080	-	82,636
-	-	-	3,098	-	-
(13,960)	-	-	-	-	141
-	-	-	-	-	-
-	-	(651,972)	-	(11,985)	-
(2,613,424)	(5,448,990)	(11,661,230)	(9,560,115)	3,619	79,605

6,319,586	(4,563,674)	(2,150,540)	(9,758,704)	(14,898)	(591,258)
(177)	2	(1,185)	(88,677)	31	-
20,971	-	-	-	-	-
-	-	-	-	-	-
-	-	164,556	-	18,021	-
6,340,380	(4,563,672)	(1,987,169)	(9,847,381)	3,154	(591,258)
3,726,956	(10,012,662)	(13,648,399)	(19,407,496)	6,773	(511,653)
$7,954,433	$(2,065,113)	$(12,401,158)	$(7,508,680)	$265,499	$(460,947)

Statements of Operations—(continued)
For the six months ended April 30, 2025
(Unaudited)

	Invesco Top QQQ ETF (QBIG)(b)	Invesco Total Return Bond ETF (GTO)	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)
Investment income:
Unaffiliated interest income	$-	$43,279,703	$64,363,345	$32,355,260
Unaffiliated dividend income	19,649	208,745	-	-
Affiliated dividend income	227,951	33,312	172,254	282,010
Securities lending income, net	-	152,665	38,565	75,602
Total investment income	247,600	43,674,425	64,574,164	32,712,872
Expenses:
Unitary management fees	27,795	3,999,995	-	1,797,482
Advisory fees	-	-	2,486,971	-
Accounting & administration fees	-	-	84,321	-
Custodian & transfer agent fees	-	-	4,177	-
Trustees’ and officer’s fees	-	-	13,981	-
Other expenses	-	-	127,654	-
Total expenses	27,795	3,999,995	2,717,104	1,797,482
Less: Waivers	(5,730)	(1,731,948)	(5,567)	(5,884)
Net expenses	22,065	2,268,047	2,711,537	1,791,598
Net investment income	225,535	41,406,378	61,862,627	30,921,274
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,610,441)	(26,610,073)	1,710,086	(555,070)
Affiliated investment securities	-	(10,046)	2,272	(3,979)
Foreign currencies	-	822	-	-
Futures contracts	-	(3,310,180)	-	-
Swap agreements	(172,807)	-	-	-
Written options	-	72,495	-	-
Net realized gain (loss)	(2,783,248)	(29,856,982)	1,712,358	(559,049)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,260,966)	19,834,803	(2,185,621)	(3,972,526)
Affiliated investment securities	-	(50,519)	(70,044)	1,304
Foreign currencies	-	11,773	10	-
Futures contracts	-	(1,013,764)	-	-
Swap agreements	(1,507,678)	-	-	-
Written options	-	(92,149)	-	-
Change in net unrealized appreciation (depreciation)	(2,768,644)	18,690,144	(2,255,655)	(3,971,222)
Net realized and unrealized gain (loss)	(5,551,892)	(11,166,838)	(543,297)	(4,530,271)
Net increase (decrease) in net assets resulting from operations	$(5,326,357)	$30,239,540	$61,319,330	$26,391,003

(b)	For the period December 2, 2024 (commencement of investment operations) through April 30, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statements of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)

	Invesco AAA CLO Floating Rate Note ETF (ICLO)		Invesco Active U.S. Real Estate ETF (PSR)
	Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Operations:
Net investment income	$8,212,128	$6,718,330	$972,754	$2,120,994
Net realized gain (loss)	(631,550)	170,267	383,374	(7,964,407)
Change in net unrealized appreciation (depreciation)	(1,922,194)	85,931	(3,625,925)	25,465,020
Net increase (decrease) in net assets resulting from operations	5,658,384	6,974,528	(2,269,797)	19,621,607
Distributions to Shareholders from:
Distributable earnings	(8,229,615)	(6,900,691)	(870,015)	(2,259,259)
Shareholder Transactions:
Proceeds from shares sold	187,250,798	146,074,337	2,851,717	17,165,074
Value of shares repurchased	(57,328,147)	(2,570,906)	(8,949,210)	(50,523,377)
Transaction fees	371,873	-	-	-
Net increase (decrease) in net assets resulting from share transactions	130,294,524	143,503,431	(6,097,493)	(33,358,303)
Net increase (decrease) in net assets	127,723,293	143,577,268	(9,237,305)	(15,995,955)
Net assets:
Beginning of period	176,709,301	33,132,033	67,564,449	83,560,404
End of period	$304,432,594	$176,709,301	$58,327,144	$67,564,449
Changes in Shares Outstanding:
Shares sold	7,300,000	5,700,000	30,000	200,000
Shares repurchased	(2,250,000)	(100,000)	(100,000)	(580,000)
Shares outstanding, beginning of period	6,900,001	1,300,001	710,000	1,090,000
Shares outstanding, end of period	11,950,001	6,900,001	640,000	710,000

(a)	For the period July 15, 2024 (commencement of investment operations) through October 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco High Yield Bond Factor ETF (IHYF)		Invesco High Yield Select ETF (HIYS)		Invesco MSCI EAFE Income Advantage ETF (EFAA)		Invesco QQQ Income Advantage ETF (QQA)
Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Period Ended October 31, 2024(a)	Six Months Ended April 30, 2025	Period Ended October 31, 2024(a)

$1,923,302	$3,636,156	$312,542	$691,466	$4,227,477	$2,779,249	$7,947,549	$3,685,705
(378,606)	(174,076)	21,134	78,802	(2,613,424)	(875,049)	(5,448,990)	(1,524,195)
(1,323,934)	3,728,315	(185,366)	527,673	6,340,380	(524,543)	(4,563,672)	3,713,803
220,762	7,190,395	148,310	1,297,941	7,954,433	1,379,657	(2,065,113)	5,875,313

(1,901,944)	(3,639,460)	(317,029)	(716,226)	(5,022,411)	(1,735,949)	(8,351,355)	(3,179,903)

11,053,292	15,871,359	5,702	-	40,806,566	125,748,255	97,065,434	131,713,690
(16,563,967)	(8,656,694)	(2,280,851)	-	(26,531,208)	(6,006,588)	(9,385,495)	(2,397,533)
69,043	-	-	-	-	-	-	-
(5,441,632)	7,214,665	(2,275,149)	-	14,275,358	119,741,667	87,679,939	129,316,157
(7,122,814)	10,765,600	(2,443,868)	581,715	17,207,380	119,385,375	77,263,471	132,011,567

52,421,682	41,656,082	10,199,741	9,618,026	119,385,375	-	132,011,567	-
$45,298,868	$52,421,682	$7,755,873	$10,199,741	$136,592,755	$119,385,375	$209,275,038	$132,011,567

490,000	720,000	-	-	850,000	2,580,001	2,050,000	2,780,001
(760,000)	(390,000)	(90,000)	-	(550,000)	(120,000)	(200,000)	(50,000)
2,330,001	2,000,001	400,001	400,001	2,460,001	-	2,730,001	-
2,060,001	2,330,001	310,001	400,001	2,760,001	2,460,001	4,580,001	2,730,001

Statements of Changes in Net Assets—(continued)
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)

	Invesco S&P 500® Downside Hedged ETF (PHDG)		Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
	Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Period Ended October 31, 2024(a)
Operations:
Net investment income	$1,247,241	$2,394,813	$11,898,816	$7,074,244
Net realized gain (loss)	(11,661,230)	23,457,543	(9,560,115)	(1,835,840)
Change in net unrealized appreciation (depreciation)	(1,987,169)	1,713,470	(9,847,381)	7,150,988
Net increase (decrease) in net assets resulting from operations	(12,401,158)	27,565,826	(7,508,680)	12,389,392
Distributions to Shareholders from:
Distributable earnings	(966,866)	(2,621,385)	(12,952,508)	(6,179,890)
Shareholder Transactions:
Proceeds from shares sold	9,307,469	10,801,461	65,261,942	291,736,930
Value of shares repurchased	(10,560,134)	(55,066,469)	(15,591,532)	(30,231,991)
Net increase (decrease) in net assets resulting from share transactions	(1,252,665)	(44,265,008)	49,670,410	261,504,939
Net increase (decrease) in net assets	(14,620,689)	(19,320,567)	29,209,222	267,714,441
Net assets:
Beginning of period	113,842,817	133,163,384	267,714,441	-
End of period	$99,222,128	$113,842,817	$296,923,663	$267,714,441
Changes in Shares Outstanding:
Shares sold	250,000	300,000	1,320,000	5,840,001
Shares repurchased	(300,000)	(1,550,000)	(300,000)	(600,000)
Shares outstanding, beginning of period	3,000,000	4,250,000	5,240,001	-
Shares outstanding, end of period	2,950,000	3,000,000	6,260,001	5,240,001

(a)	For the period July 15, 2024 (commencement of investment operations) through October 31, 2024.
(b)	For the period February 18, 2025 (commencement of investment operations) through April 30, 2025.
(c)	For the period December 2, 2024 (commencement of investment operations) through April 30, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Short Duration Total Return Bond ETF (GTOS)		Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)	Invesco Top QQQ ETF (QBIG)	Invesco Total Return Bond ETF (GTO)
Six Months Ended April 30, 2025	Year Ended October 31, 2024	Period Ended April 30, 2025(b)	Period Ended April 30, 2025(c)	Six Months Ended April 30, 2025	Year Ended October 31, 2024

$258,726	$549,417	$50,706	$225,535	$41,406,378	$59,442,242
3,619	37,615	79,605	(2,783,248)	(29,856,982)	28,786,639
3,154	172,563	(591,258)	(2,768,644)	18,690,144	47,423,258
265,499	759,595	(460,947)	(5,326,357)	30,239,540	135,652,139

(263,720)	(552,129)	(92,700)	-	(41,219,870)	(59,344,297)

-	-	23,045,417	33,741,830	250,442,069	733,572,709
-	-	(7,242,291)	(5,680,856)	(76,709,965)	(102,369,762)
-	-	15,803,126	28,060,974	173,732,104	631,202,947
1,779	207,466	15,249,479	22,734,617	162,751,774	707,510,789

9,978,730	9,771,264	-	-	1,724,394,957	1,016,884,168
$9,980,509	$9,978,730	$15,249,479	$22,734,617	$1,887,146,731	$1,724,394,957

-	-	950,001	1,050,001	5,350,000	15,650,000
-	-	(300,000)	(200,000)	(1,650,000)	(2,200,000)
400,001	400,001	-	-	36,750,000	23,300,000
400,001	400,001	650,001	850,001	40,450,000	36,750,000

Statements of Changes in Net Assets—(continued)
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)

	Invesco Ultra Short Duration ETF (GSY)		Invesco Variable Rate Investment Grade ETF (VRIG)
	Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Operations:
Net investment income	$61,862,627	$110,175,187	$30,921,274	$57,258,999
Net realized gain (loss)	1,712,358	(4,350,750)	(559,049)	26,757
Change in net unrealized appreciation (depreciation)	(2,255,655)	26,889,127	(3,971,222)	6,657,172
Net increase in net assets resulting from operations	61,319,330	132,713,564	26,391,003	63,942,928
Distributions to Shareholders from:
Distributable earnings	(62,979,018)	(116,677,202)	(31,991,142)	(57,755,653)
Shareholder Transactions:
Proceeds from shares sold	2,120,994,803	3,244,731,647	450,585,101	499,001,958
Value of shares repurchased	(1,583,697,167)	(2,913,407,745)	(241,344,862)	(208,173,379)
Net increase in net assets resulting from share transactions	537,297,636	331,323,902	209,240,239	290,828,579
Net increase in net assets	535,637,948	347,360,264	203,640,100	297,015,854
Net assets:
Beginning of period	2,235,080,302	1,887,720,038	1,062,724,579	765,708,725
End of period	$2,770,718,250	$2,235,080,302	$1,266,364,679	$1,062,724,579
Changes in Shares Outstanding:
Shares sold	42,300,000	64,900,000	17,950,000	19,900,000
Shares repurchased	(31,600,000)	(58,300,000)	(9,650,000)	(8,300,000)
Shares outstanding, beginning of period	44,600,000	38,000,000	42,350,001	30,750,001
Shares outstanding, end of period	55,300,000	44,600,000	50,650,001	42,350,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights
Invesco AAA CLO Floating Rate Note ETF (ICLO)
	Six Months Ended April 30, 2025 (Unaudited)	Year ended October 31, 2024	For the Period December 7, 2022(a) Through October 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$25.61	$25.49	$25.00
Net investment income(b)	0.72	1.74	1.48
Net realized and unrealized gain (loss) on investments	(0.12)	0.23	0.38
Total from investment operations	0.60	1.97	1.86
Distributions to shareholders from:
Net investment income	(0.76)	(1.85)	(1.37)
Transaction fees(b)	0.03	-	-
Net asset value at end of period	$25.48	$25.61	$25.49
Market price at end of period(c)	$25.46	$25.64	$25.50
Net Asset Value Total Return(d)	2.31%	8.00%	7.60%(e)
Market Price Total Return(d)	2.11%	8.08%	7.63%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$304,433	$176,709	$33,132
Ratio to average net assets of:
Expenses, after Waivers	0.19%(f)	0.14%	0.17%(f)
Expenses, prior to Waivers	0.19%(f)	0.21%	0.27%(f)
Net investment income	5.72%(f)	6.83%	6.44%(f)
Portfolio turnover rate(g)	37%	53%	88%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to October 31, 2023 was 7.51%. The market price total return from Fund Inception to October 31, 2023 was 7.25%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Active U.S. Real Estate ETF (PSR)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$95.16	$76.66	$87.42	$110.25	$78.27	$97.24
Net investment income(a)	1.40	2.57	2.47	1.83	1.59	2.11
Net realized and unrealized gain (loss) on investments	(4.52)	18.69	(10.61)	(22.07)	32.99	(18.34)
Total from investment operations	(3.12)	21.26	(8.14)	(20.24)	34.58	(16.23)
Distributions to shareholders from:
Net investment income	(0.90)	(2.76)	(2.62)	(2.59)	(2.60)	(2.74)
Net asset value at end of period	$91.14	$95.16	$76.66	$87.42	$110.25	$78.27
Market price at end of period(b)	$91.07	$95.21	$76.72	$87.45	$110.26	$78.23
Net Asset Value Total Return(c)	(2.91)%	28.00%	(9.59)%	(18.66)%	44.71%	(16.56)%
Market Price Total Return(c)	(3.04)%	27.96%	(9.55)%	(18.65)%	44.82%	(16.52)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$58,327	$67,564	$83,560	$112,770	$130,094	$78,270
Ratio to average net assets of:
Expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.06%(d)	2.91%	2.84%	1.77%	1.61%	2.46%
Portfolio turnover rate(e)	60%	222%	51%	68%	83%	51%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco High Yield Bond Factor ETF (IHYF)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,			For the Period November 30, 2020(a) Through October 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$22.50	$20.83	$21.00	$25.45	$25.00
Net investment income(b)	0.82	1.63	1.48	1.12	0.97
Net realized and unrealized gain (loss) on investments	(0.59)	1.66	(0.15)	(4.14)	0.43
Total from investment operations	0.23	3.29	1.33	(3.02)	1.40
Distributions to shareholders from:
Net investment income	(0.77)	(1.62)	(1.50)	(1.22)	(0.95)
Net realized gains	-	-	-	(0.11)	-
Return of capital	-	-	-	(0.10)	-
Total distributions	(0.77)	(1.62)	(1.50)	(1.43)	(0.95)
Transaction fees(b)	0.03	-	-	-	-
Net asset value at end of period	$21.99	$22.50	$20.83	$21.00	$25.45
Market price at end of period(c)	$21.93	$22.52	$20.90	$21.05	$25.51
Net Asset Value Total Return(d)	1.31%	16.18%	6.47%	(12.57)%	5.65%(e)
Market Price Total Return(d)	0.94%	15.88%	6.50%	(12.59)%	5.88%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$45,299	$52,422	$41,656	$34,020	$41,491
Ratio to average net assets of:
Expenses	0.39%(f)	0.39%	0.39%	0.39%	0.40%(f)
Net investment income	7.32%(f)	7.32%	6.94%	4.82%	4.14%(f)
Portfolio turnover rate(g)	36%	62%	53%	71%	49%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 2, 2020, the first day of trading on the exchange) to October 31, 2021 was 5.39%. The market price total return from Fund Inception to October 31, 2021 was 5.30%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco High Yield Select ETF (HIYS)
	Six Months Ended April 30, 2025 (Unaudited)	Year ended October 31, 2024	For the Period December 7, 2022(a) Through October 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$25.50	$24.05	$25.00
Net investment income(b)	0.83	1.73	1.56
Net realized and unrealized gain (loss) on investments	1.16	1.51	(0.96)
Total from investment operations	1.99	3.24	0.60
Distributions to shareholders from:
Net investment income	(0.28)	(1.79)	(1.55)
Net realized gains	(2.19)	-	-
Total distributions	(2.47)	(1.79)	(1.55)
Net asset value at end of period	$25.02	$25.50	$24.05
Market price at end of period(c)	$24.94	$25.64	$24.18
Net Asset Value Total Return(d)	1.46%	13.80%	2.41%(e)
Market Price Total Return(d)	0.57%	13.76%	2.94%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,756	$10,200	$9,618
Ratio to average net assets of:
Expenses, after Waivers	0.44%(f)	0.48%	0.49%(f)
Expenses, prior to Waivers	0.48%(f)	0.48%	0.50%(f)
Net investment income	6.60%(f)	6.83%	6.95%(f)
Portfolio turnover rate(g)	87%	142%	103%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to October 31, 2023 was 2.45%. The market price total return from Fund Inception to October 31, 2023 was 2.61%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco MSCI EAFE Income Advantage ETF (EFAA)
	Six Months Ended April 30, 2025 (Unaudited)	For the Period July 15, 2024(a) Through October 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$48.53	$50.00
Net investment income(b)	1.88	1.30
Net realized and unrealized gain (loss) on investments	0.61	(2.06)
Total from investment operations	2.49	(0.76)
Distributions to shareholders from:
Net investment income	(1.53)	(0.71)
Net asset value at end of period	$49.49	$48.53
Market price at end of period(c)	$49.71	$48.59
Net Asset Value Total Return(d)	6.75%	(1.56)%(e)
Market Price Total Return(d)	7.07%	(1.44)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$136,593	$119,385
Ratio to average net assets of:
Expenses, after Waivers	0.00%(f)	- %(f)
Expenses, prior to Waivers	0.39%(f)	0.39%(f)
Net investment income	7.90%(f)	8.88%(f)
Portfolio turnover rate(g)	3%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (July 17, 2024, the first day of trading on the exchange) to October 31, 2024 was (1.35)%. The market price total return from Fund Inception to October 31, 2024 was (1.26)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco QQQ Income Advantage ETF (QQA)
	Six Months Ended April 30, 2025 (Unaudited)	For the Period July 15, 2024(a) Through October 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$48.36	$50.00
Net investment income(b)	2.44	1.67
Net realized and unrealized gain (loss) on investments	(4.33)	(2.05)(c)
Total from investment operations	(1.89)	(0.38)
Distributions to shareholders from:
Net investment income	(0.78)	(1.26)
Net asset value at end of period	$45.69	$48.36
Market price at end of period(d)	$45.70	$48.50
Net Asset Value Total Return(e)	(0.45)%	(0.76)%(f)
Market Price Total Return(e)	(0.72)%	(0.47)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$209,275	$132,012
Ratio to average net assets of:
Expenses, after Waivers	- %(g)	- %(g)
Expenses, prior to Waivers	0.29%(g)	0.29%(g)
Net investment income	10.17%(g)	11.82%(g)
Portfolio turnover rate(h)	5%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (July 17, 2024, the first day of trading on the exchange) to October 31, 2024 was 1.68%. The market price total return from Fund Inception to October 31, 2024 was 1.72%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco S&P 500® Downside Hedged ETF (PHDG)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$37.95	$31.33	$35.18	$36.82	$32.51	$26.72
Net investment income(a)	0.41	0.71	0.67	0.30	0.18	0.21
Net realized and unrealized gain (loss) on investments	(3.90)	6.68	(3.85)	(1.69)	4.31	5.94
Total from investment operations	(3.49)	7.39	(3.18)	(1.39)	4.49	6.15
Distributions to shareholders from:
Net investment income	(0.83)	(0.77)	(0.67)	(0.25)	(0.18)	(0.36)
Net asset value at end of period	$33.63	$37.95	$31.33	$35.18	$36.82	$32.51
Market price at end of period(b)	$33.62	$37.91	$31.35	$35.24	$36.78	$32.58
Net Asset Value Total Return(c)	(10.64)%	23.72%	(9.09)%	(3.78)%	13.86%	23.19%
Market Price Total Return(c)	(10.57)%	23.51%	(9.19)%	(3.51)%	13.49%	23.78%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$99,222	$113,843	$133,163	$279,696	$250,377	$143,042
Ratio to average net assets of:
Expenses, after Waivers(d)	0.33%(e)	0.36%	0.36%	0.38%	0.38%	0.34%
Expenses, prior to Waivers(d)	0.39%(e)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	2.21%(e)	1.96%	2.04%	0.84%	0.52%	0.68%
Portfolio turnover rate(f)	799%	683%	1,213%	1,189%	597%	1,172%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
	Six Months Ended April 30, 2025 (Unaudited)	For the Period July 15, 2024(a) Through October 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$51.09	$50.00
Net investment income(b)	2.17	1.57
Net realized and unrealized gain (loss) on investments	(4.41)	0.72
Total from investment operations	(2.24)	2.29
Distributions to shareholders from:
Net investment income	(1.42)	(1.20)
Net asset value at end of period	$47.43	$51.09
Market price at end of period(c)	$47.53	$51.09
Net Asset Value Total Return(d)	(2.67)%	4.59%(e)
Market Price Total Return(d)	(2.48)%	4.59%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$296,924	$267,714
Ratio to average net assets of:
Expenses, after Waivers	- %(f)	- %(f)
Expenses, prior to Waivers	0.29%(f)	0.29%(f)
Net investment income	8.74%(f)	10.41%(f)
Portfolio turnover rate(g)	12%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (July 17, 2024, the first day of trading on the exchange) to October 31, 2024 was 3.62%. The market price total return from Fund Inception to October 31, 2024 was 3.49%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Short Duration Total Return Bond ETF (GTOS)
	Six Months Ended April 30, 2025 (Unaudited)	Year ended October 31, 2024	For the Period December 7, 2022(a) Through October 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$24.95	$24.43	$25.00
Net investment income(b)	0.65	1.37	1.17
Net realized and unrealized gain (loss) on investments	0.08	0.53	(0.58)
Total from investment operations	0.73	1.90	0.59
Distributions to shareholders from:
Net investment income	(0.73)	(1.38)	(1.16)
Net asset value at end of period	$24.95	$24.95	$24.43
Market price at end of period(c)	$24.97	$24.96	$24.44
Net Asset Value Total Return(d)	2.68%	7.95%	2.39%(e)
Market Price Total Return(d)	2.72%	7.95%	2.43%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,981	$9,979	$9,771
Ratio to average net assets of:
Expenses	0.33%(f)	0.35%	0.36%(f)
Net investment income	5.23%(f)	5.52%	5.21%(f)
Portfolio turnover rate(g)	182%	117%	314%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to October 31, 2023 was 2.47%. The market price total return from Fund Inception to October 31, 2023 was 2.39%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)
For the Period February 18, 2025(a) Through April 30, 2025 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.10
Net realized and unrealized gain on investments	0.05
Total from investment operations	0.15
Distributions to shareholders from:
Net investment income	(1.69)
Net asset value at end of period	$23.46
Market price at end of period(c)	$23.48
Net Asset Value Total Return(d)	(5.46)%(e)
Market Price Total Return(d)	(5.38)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$15,249
Ratio to average net assets of:
Expenses	0.75%(f)
Net investment income	2.27%(f)
Portfolio turnover rate(g)	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (February 20, 2025, the first day of trading on the exchange) to April 30, 2025 was (5.19)%. The market price total return from Fund Inception to April 30, 2025 was (5.23)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Top QQQ ETF (QBIG)
For the Period December 2, 2024(a) Through April 30, 2025 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$30.00
Net investment income(b)	0.28
Net realized and unrealized gain (loss) on investments	(3.06)
Total from investment operations	(2.78)
Distributions to shareholders from:
Net investment income	(0.47)
Net asset value at end of period	$26.75
Market price at end of period(c)	$26.69
Net Asset Value Total Return(d)	(10.87)%(e)
Market Price Total Return(d)	(11.03)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,735
Ratio to average net assets of:
Expenses, after Waivers	0.23%(f)
Expenses, prior to Waivers	0.29%(f)
Net investment income	2.35%(f)
Portfolio turnover rate(g)	81%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 4, 2024, the first day of trading on the exchange) to April 30, 2025 was (12.96)%. The market price total return from Fund Inception to April 30, 2025 was (13.17)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Total Return Bond ETF (GTO)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$46.92	$43.64	$44.73	$56.63	$57.57	$54.39
Net investment income(a)	1.06	2.06	1.93	1.43	1.11	1.26
Net realized and unrealized gain (loss) on investments	(0.78)	3.27	(1.10)	(11.85)	0.08	3.47
Total from investment operations	0.28	5.33	0.83	(10.42)	1.19	4.73
Distributions to shareholders from:
Net investment income	(0.55)	(2.05)	(1.92)	(1.48)	(1.04)	(1.29)
Net realized gains	-	-	-	-	(1.09)	(0.26)
Total distributions	(0.55)	(2.05)	(1.92)	(1.48)	(2.13)	(1.55)
Net asset value at end of period	$46.65	$46.92	$43.64	$44.73	$56.63	$57.57
Market price at end of period(b)	$46.65	$46.94	$43.67	$44.67	$56.67	$57.57
Net Asset Value Total Return(c)	1.69%	12.34%	1.69%	(18.65)%	2.06%	8.85%
Market Price Total Return(c)	1.64%	12.31%	1.90%	(18.81)%	2.14%	8.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,887,147	$1,724,395	$1,016,884	$738,113	$996,607	$463,457
Ratio to average net assets of:
Expenses, after Waivers	0.25%(d)	0.25%	0.41%	0.50%	0.50%	0.50%
Expenses, prior to Waivers	0.44%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.56%(d)	4.40%	4.17%	2.79%	1.96%	2.25%
Portfolio turnover rate(e)	308%	549%	496%	361%	475%	434%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Ultra Short Duration ETF (GSY)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$50.11	$49.68	$49.25	$50.38	$50.53	$50.42
Net investment income(a)	1.24	2.71	2.09	0.58	0.32	0.84
Net realized and unrealized gain (loss) on investments	(0.82)	0.56	0.52	(1.15)	(0.14)	0.17
Total from investment operations	0.42	3.27	2.61	(0.57)	0.18	1.01
Distributions to shareholders from:
Net investment income	(0.43)	(2.84)	(2.18)	(0.56)	(0.33)	(0.88)
Net realized gains	-	-	-	-	-	(0.02)
Total distributions	(0.43)	(2.84)	(2.18)	(0.56)	(0.33)	(0.90)
Net asset value at end of period	$50.10	$50.11	$49.68	$49.25	$50.38	$50.53
Market price at end of period(b)	$50.11	$50.11	$49.68	$49.24	$50.38	$50.54
Net Asset Value Total Return(c)	2.46%	6.76%	5.40%	(1.13)%	0.36%	2.01%
Market Price Total Return(c)	2.48%	6.76%	5.42%	(1.15)%	0.34%	2.04%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,770,718	$2,235,080	$1,887,720	$2,108,024	$2,942,228	$3,011,607
Ratio to average net assets of:
Expenses	0.22%(d)	0.22%	0.23%	0.22%	0.22%	0.22%
Net investment income	4.97%(d)	5.43%	4.20%	1.16%	0.63%	1.68%
Portfolio turnover rate(e)	23%	50%	93%	28%	57%	53%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)
Invesco Variable Rate Investment Grade ETF (VRIG)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.09	$24.90	$24.57	$25.09	$24.89	$24.94
Net investment income(a)	0.64	1.53	1.43	0.43	0.19	0.40
Net realized and unrealized gain (loss) on investments	(0.07)	0.22	0.33	(0.54)	0.21	0.02
Total from investment operations	0.57	1.75	1.76	(0.11)	0.40	0.42
Distributions to shareholders from:
Net investment income	(0.66)	(1.56)	(1.43)	(0.41)	(0.20)	(0.44)
Return of capital	-	-	-	-	-	(0.03)
Total distributions	(0.66)	(1.56)	(1.43)	(0.41)	(0.20)	(0.47)
Net asset value at end of period	$25.00	$25.09	$24.90	$24.57	$25.09	$24.89
Market price at end of period(b)	$25.01	$25.10	$24.92	$24.56	$25.10	$24.89
Net Asset Value Total Return(c)	2.31%	7.21%	7.32%	(0.45)%	1.62%	1.75%
Market Price Total Return(c)	2.31%	7.16%	7.46%	(0.53)%	1.66%	1.72%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,266,365	$1,062,725	$765,709	$571,327	$471,652	$453,021
Ratio to average net assets of:
Expenses, after Waivers	0.30%(d)	0.30%	0.30%	0.30%	0.30%	0.29%
Expenses, prior to Waivers	0.30%(d)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	5.16%(d)	6.11%	5.74%	1.75%	0.77%	1.64%
Portfolio turnover rate(e)	37%	64%	91%	101%	93%	99%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Notes to Financial Statements
Invesco Actively Managed Exchange-Traded Fund Trust
April 30, 2025
(Unaudited)
NOTE 1—Organization
Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco AAA CLO Floating Rate Note ETF (ICLO)	"AAA CLO Floating Rate Note ETF"
Invesco Active U.S. Real Estate ETF (PSR)	"Active U.S. Real Estate ETF"
Invesco High Yield Bond Factor ETF (IHYF)	"High Yield Bond Factor ETF"
Invesco High Yield Select ETF (HIYS)	"High Yield Select ETF"
Invesco MSCI EAFE Income Advantage ETF (EFAA)	"MSCI EAFE Income Advantage ETF"
Invesco QQQ Income Advantage ETF (QQA)	"QQQ Income Advantage ETF"
Invesco S&P 500® Downside Hedged ETF (PHDG)	"S&P 500® Downside Hedged ETF"
Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)	"S&P 500 Equal Weight Income Advantage ETF"
Invesco Short Duration Total Return Bond ETF (GTOS)(a)	"Short Duration Total Return Bond ETF"
Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)	"SteelPath MLP & Energy Infrastructure ETF"
Invesco Top QQQ ETF (QBIG)	"Top QQQ ETF"
Invesco Total Return Bond ETF (GTO)	"Total Return Bond ETF"
Invesco Ultra Short Duration ETF (GSY)	"Ultra Short Duration ETF"
Invesco Variable Rate Investment Grade ETF (VRIG)	"Variable Rate Investment Grade ETF"

(a)	Effective February 24, 2025, the Fund’s name changed from Invesco Short Duration Bond ETF to Invesco Short Duration Total Return Bond ETF.
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:
Fund	Exchange
AAA CLO Floating Rate Note ETF	Cboe BZX Exchange, Inc.
Active U.S. Real Estate ETF	NYSE Arca, Inc.
High Yield Bond Factor ETF	The Nasdaq Stock Market LLC
High Yield Select ETF	Cboe BZX Exchange, Inc.
MSCI EAFE Income Advantage ETF	NYSE Arca, Inc.
QQQ Income Advantage ETF	The Nasdaq Stock Market LLC
S&P 500® Downside Hedged ETF	NYSE Arca, Inc.
S&P 500 Equal Weight Income Advantage ETF	NYSE Arca, Inc.
Short Duration Total Return Bond ETF	Cboe BZX Exchange, Inc.
SteelPath MLP & Energy Infrastructure ETF	Cboe BZX Exchange, Inc.
Top QQQ ETF	The Nasdaq Stock Market LLC
Total Return Bond ETF	NYSE Arca, Inc.
Ultra Short Duration ETF	NYSE Arca, Inc.
Variable Rate Investment Grade ETF	The Nasdaq Stock Market LLC
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units of each Fund (except for Active U.S. Real Estate ETF, MSCI EAFE Income Advantage ETF, QQQ Income Advantage ETF, S&P 500® Downside Hedged ETF, S&P 500 Equal Weight Income Advantage ETF, SteelPath MLP & Energy Infrastructure ETF and Top QQQ ETF) are issued and redeemed principally in exchange for the deposit or delivery of cash, though each Fund reserves the right to issue and redeem Creation Units in exchange for a basket of securities (“Deposit Securities”). Creation Units of Active U.S. Real Estate ETF and SteelPath MLP & Energy Infrastructure ETF are issued and redeemed principally in exchange for the deposit or delivery of Deposit Securities, though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Creation Units of MSCI EAFE Income Advantage

ETF, QQQ Income Advantage ETF, S&P 500® Downside Hedged ETF, S&P 500 Equal Weight Income Advantage ETF and Top QQQ ETF are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities, though each Fund reserves the right to issue and redeem Creation Units principally in exchange for cash or for Deposit Securities. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is listed below.
Fund	Investment Objective
AAA CLO Floating Rate Note ETF	To seek current income and capital preservation.
Active U.S. Real Estate ETF	To seek to achieve high total return through growth of capital and current income.
High Yield Bond Factor ETF	To seek total return.
High Yield Select ETF	To seek current income.
MSCI EAFE Income Advantage ETF	To seek total return through current income and long-term growth of capital.
QQQ Income Advantage ETF	To seek total return through current income and long-term growth of capital.
S&P 500® Downside Hedged ETF	To seek to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.
S&P 500 Equal Weight Income Advantage ETF	To seek total return through current income and long-term growth of capital.
Short Duration Total Return Bond ETF	To seek total return, comprised of income and capital appreciation.
SteelPath MLP & Energy Infrastructure ETF	To seek total return.
Top QQQ ETF	To seek total return through long-term growth of capital.
Total Return Bond ETF	To seek maximum total return, comprised of income and capital appreciation.
Ultra Short Duration ETF	To seek maximum current income, consistent with preservation of capital and daily liquidity.
Variable Rate Investment Grade ETF	To seek to generate current income while maintaining low portfolio duration as a primary objective and capital appreciation as a secondary objective.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Equity-linked notes are valued using an independent pricing service provider whose calculations are based on various data points that are included in the trade terms.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except Active U.S. Real Estate ETF, S&P 500® Downside Hedged ETF and Top QQQ ETF) declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Active U.S. Real Estate ETF and S&P 500® Downside Hedged ETF each declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Top QQQ ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund (except for Ultra Short Duration ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers (as defined below) for each Fund (except S&P 500® Downside Hedged ETF and Top QQQ ETF), and for each Fund, the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including, for AAA CLO Floating Rate Note ETF, interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser). For AAA CLO Floating Rate Note ETF, the Adviser also pays out of the unitary management fee the set-up fees and commitment fees associated with the line of credit.
Ultra Short Duration ETF is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Commercial Mortgage-Backed Securities - Certain Funds may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (“CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.
Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. Each Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the

Statements of Operations as Net realized gain (loss) from investment securities and Change in net unrealized appreciation (depreciation) of investment securities, respectively.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis - The Funds may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.
L.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
M.
Master Limited Partnerships (“MLPs”) - SteelPath MLP & Energy Infrastructure ETF invests in MLPs, which are generally publicly traded limited partnerships or limited liability companies. Investments in MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would have the effect of reducing the amount of cash available for distribution by the MLP and, as a result, could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income. Also, to the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.
In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to the Fund, which right would continue after the Fund sold its investment in the MLP.
N.
Return of Capital - Distributions received from SteelPath MLP & Energy Infrastructure ETF’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
O.
Equity-Linked Notes - Certain Funds may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund or an index or basket of securities (underlying securities)) and one or more related equity derivatives, such as put or call options, or a combination thereof. Unlike a direct investment in equity securities, ELNs have a maturity date, potentially increasing a Fund’s turnover rate, transaction costs and tax liability. Upon the maturity of an ELN, a Fund generally receives an interest coupon payment and the par value of the note plus or minus a return based on the performance of the underlying securities and the related equity derivatives. If the underlying securities have depreciated in value or if their price appreciates or depreciates outside of a preset range, depending on the type of ELN, a Fund may receive only the principal amount of the note or less than the principal amount of the note, or may even lose the entire principal invested in the ELN. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, a Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, a Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends.
ELNs utilized by a Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to such Fund and result in losses on the ELN that exceed the losses on the underlying securities. The economic leverage associated with investments in ELNs is distinguishable from indebtedness leverage in that it does not expose a Fund to losing more than the principal amount of the ELN. Should the prices of the underlying securities move in an unexpected manner, a Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include a Fund’s entire principal investment. In addition, investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of the underlying securities. Investing in ELNs may be more costly to a Fund than if the Fund had invested in the underlying securities directly.
P.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, each Fund (except for AAA CLO Floating Rate Note ETF, High Yield Bond Factor ETF, High Yield Select ETF, Short Duration Total Return Bond ETF, Top QQQ ETF and Variable Rate Investment Grade ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each applicable Fund as listed below:
Amount
Active U.S. Real Estate ETF	$166
MSCI EAFE Income Advantage ETF	4
QQQ Income Advantage ETF	173
S&P 500® Downside Hedged ETF	126
S&P 500 Equal Weight Income Advantage ETF	1,047
SteelPath MLP & Energy Infrastructure ETF(a)	5
Total Return Bond ETF	1,654
Ultra Short Duration ETF	304

(a)	For the period February 18, 2025 (commencement of investment operations) through April 30, 2025.

Q.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
R.
Forward Foreign Currency Contracts - Certain Funds may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.
A Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.
S.
Futures Contracts - Certain Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity, interest rate,  and market price movements and/or currency risks and provide exposure to markets and indexes.
A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. The Fund may utilize excess cash or otherwise transfer cash to the broker to satisfy variation margin requirements. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of Shares of the S&P 500® Downside Hedged ETF. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
T.
Call Options Purchased and Written - Certain Funds may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statements of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
U.
Put Options Purchased and Written - Certain Funds may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying portfolio securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statements of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and option contracts written, respectively.
A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
V.
Swap Agreements - Certain Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require each Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of each Fund’s

NAV over specific periods of time. If each Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the futures commission merchant ("FCM")) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.
W.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
Agency Debt Risk. Certain Funds may invest in debt issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. Government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Fund had made a redemption in-kind. To the extent any transaction costs are not offset by transaction fees imposed on APs, such costs may decrease a Fund’s net asset value. These costs may also decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.
Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”) Risk. Certain Funds may invest in CLOs and CDOs. CLOs bear many of the same risks as other forms of asset-backed securities (“ABS”), including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches’’ that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. Each Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
Commercial Paper Risk. Certain Funds may invest in commercial paper. The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Commodity Pool Risk. S&P 500® Downside Hedged ETF’s investments in futures contracts have caused it to be deemed a commodity pool, thereby subjecting it to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission ("CFTC") rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage the Fund in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. Registration as a commodity pool may have negative effects on the ability of the Fund to engage in its planned investment program. Additionally, the Fund’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Environmental, Social and Governance ("ESG") Considerations Risk. The ESG considerations that may be assessed as part of a credit research process to implement certain Funds’ investment strategies in pursuit of their investment objectives may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The incorporation of ESG factors as part of a credit analysis may affect a Fund’s exposure to certain issuers or industries and may not work as intended. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to a Fund’s performance.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.
Industry Concentration Risk. Certain Funds are concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating their investments in an industry or industry group, such Funds may face more risks than if they were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which some Funds invest, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Interest Rate Risk. Interest rate risk refers to the risk that fixed income securities’ prices generally fall as interest rates rise; conversely, fixed income securities’ prices generally rise as interest rates fall. Specific fixed income securities differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a fixed income security’s price to a one percent change in interest rates. Fixed income securities with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than fixed income securities with shorter durations.
Leverage Risk. Leverage occurs when a Fund’s market exposure exceeds amounts invested. A Fund’s exposure to derivatives and other investment techniques can create a leveraging effect on the portfolio. This leverage will vary over time and may at times be significant. Engaging in transactions using leverage or those having a leveraging effect subjects a Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing a Fund to be more volatile than if it had not used leverage. A Fund may have a substantial cash position due to margin and collateral requirements related to a Fund’s use of derivatives. Such margin and collateral requirements may limit a Fund’s ability to take advantage of other investment opportunities, and a Fund also may have to sell or liquidate a portion of its assets at inopportune times to satisfy these requirements. This may negatively affect a Fund’s ability to achieve its investment objective. In addition, a Fund’s assets that are used as collateral to secure these transactions may decrease in value while the positions are outstanding, which may force a Fund to use its other assets to increase collateral. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount of a Fund’s assets. There is no assurance that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio holdings, the Adviser or a sub-adviser (as applicable and as set forth below) applies investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these actions will produce the desired results.
Market Risk. Securities held by the Funds are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the securities in a Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

Non-Diversified Fund Risk. Because AAA CLO Floating Rate Note ETF, High Yield Select ETF, MSCI EAFE Income Advantage ETF, QQQ Income Advantage ETF, S&P 500 Equal Weight Income Advantage ETF, Short Duration Total Return Bond ETF, SteelPath MLP & Energy Infrastructure ETF and Top QQQ ETF are non-diversified and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their respective portfolio securities, which may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Risk of Investing in Loans. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. A Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. A Fund is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of a Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. Thus, to the extent a Fund effects redemptions in cash, the Fund is subject to the risk of selling other investments or taking other actions necessary to raise cash to meet its redemption obligations.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
To-be-Announced ("TBA") Transactions Risk. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to the settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose a Fund to potential loss and could affect the Fund’s returns. In addition, TBA transactions may significantly increase a Fund’s portfolio turnover rate.
U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.
Valuation Time Risk. Because foreign exchanges may be open on days when a Fund does not price its Shares, the value of the non-U.S. securities in a Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for each Fund (except S&P 500® Downside Hedged ETF and Top QQQ ETF), oversight of Invesco, Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”).
Pursuant to an Investment Advisory Agreement, each Fund (except Ultra Short Duration ETF) accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF and Top QQQ ETF), and for each Fund the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including, for AAA CLO Floating Rate Note ETF, interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). For AAA CLO Floating Rate Note ETF, the Adviser also pays out of the unitary management fee the set-up fees and commitment fees associated with the line of credit. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
AAA CLO Floating Rate Note ETF	0.19%
Active U.S. Real Estate ETF	0.35%
High Yield Bond Factor ETF	0.39%
High Yield Select ETF	0.48%
MSCI EAFE Income Advantage ETF(a)	0.39%
QQQ Income Advantage ETF(a)	0.29%
S&P 500® Downside Hedged ETF	0.39%
S&P 500 Equal Weight Income Advantage ETF(a)	0.29%
Short Duration Total Return Bond ETF(b)	0.35%
SteelPath MLP & Energy Infrastructure ETF	0.75%
Top QQQ ETF	0.29%
Total Return Bond ETF(c)	0.50%
Variable Rate Investment Grade ETF	0.30%

(a)	The Adviser has agreed to waive 100% of its unitary management fee for the Fund through June 30, 2025.
(b)	Effective February 24, 2025, the Fund’s unitary management fee was reduced from 0.35% to 0.30%.
(c)
Effective February 24, 2025, the Fund’s unitary management fee was reduced from 0.50% to 0.35%. However, the Adviser has agreed to waive a portion of its unitary management fee for the Fund, resulting in a net unitary management fee of 0.25%, through August 31, 2025. The Adviser may not terminate the agreement prior to August 31, 2025.

Pursuant to another Investment Advisory Agreement, Ultra Short Duration ETF accrues daily and pays monthly to the Adviser an annual management fee equal to 0.20% of the Fund’s average daily net assets. Ultra Short Duration ETF is responsible for all of its own expenses, including its management fee, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Independent Trustees and officers, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF and Top QQQ ETF). The sub-advisory fee for these Funds is paid by the Adviser to the Affiliated Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.

The Adviser has contractually agreed to waive fees and/or pay Fund expenses for Ultra Short Duration ETF to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding 0.27% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2027. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.
Further, the Adviser has contractually agreed to waive the management fee payable by each Fund (except for Total Return Bond ETF and Ultra Short Duration ETF) in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser (collectively, “Underlying Affiliated Investments”) or (ii) the management fee available to be waived. For Total Return Bond ETF and Ultra Short Duration ETF, the Adviser has contractually agreed to waive a portion of the management fee payable and/or reimburse Fund expenses in an amount equal to 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s Underlying Affiliated Investments. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. These waivers (except for Total Return Bond ETF and Ultra Short Duration ETF) are in place through at least August 31, 2027, and there is no guarantee that the Adviser will extend them past that date. These waivers are not subject to recapture by the Adviser.
For the six months ended April 30, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
AAA CLO Floating Rate Note ETF	$2,321
Active U.S. Real Estate ETF	23
High Yield Bond Factor ETF	126
High Yield Select ETF	1,821
MSCI EAFE Income Advantage ETF	208,674
QQQ Income Advantage ETF	226,574
S&P 500® Downside Hedged ETF	32,435
S&P 500 Equal Weight Income Advantage ETF	394,792
Short Duration Total Return Bond ETF	151
SteelPath MLP & Energy Infrastructure ETF(a)	9
Top QQQ ETF(b)	5,730
Total Return Bond ETF	1,731,948
Ultra Short Duration ETF	5,567
Variable Rate Investment Grade ETF	5,884

(a)	For the period February 18, 2025 (commencement of investment operations) through April 30, 2025.
(b)	For the period December 2, 2024 (commencement of investment operations) through April 30, 2025.
The fees waived and/or expenses borne by the Adviser for Ultra Short Duration ETF pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
There are no amounts available for potential recapture by the Adviser as of April 30, 2025.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended April 30, 2025, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Active U.S. Real Estate ETF	$10,750
MSCI EAFE Income Advantage ETF	587
QQQ Income Advantage ETF	190
S&P 500® Downside Hedged ETF	48,958
S&P 500 Equal Weight Income Advantage ETF	1,622
Top QQQ ETF(a)	25

(a)	For the period December 2, 2024 (commencement of investment operations) through April 30, 2025.

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025, for each Fund (except for SteelPath MLP & Energy Infrastructure ETF). As of April 30, 2025, all of the securities in SteelPath MLP & Energy Infrastructure ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
AAA CLO Floating Rate Note ETF
Investments in Securities
Asset-Backed Securities	$-	$298,194,404	$-	$298,194,404
Money Market Funds	12,314,165	-	-	12,314,165
Total Investments	$12,314,165	$298,194,404	$-	$310,508,569
Active U.S. Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$58,286,571	$-	$-	$58,286,571
Money Market Funds	41,683	3,658,631	-	3,700,314
Total Investments	$58,328,254	$3,658,631	$-	$61,986,885
High Yield Bond Factor ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$44,384,930	$-	$44,384,930
U.S. Treasury Securities	-	114,623	-	114,623
Common Stocks & Other Equity Interests	-	942	0	942
Money Market Funds	59,680	7,329,507	-	7,389,187
Total Investments in Securities	59,680	51,830,002	0	51,889,682
Other Investments - Assets*
Futures Contracts	110,905	-	-	110,905
Other Investments - Liabilities*
Futures Contracts	(63,220)	-	-	(63,220)
Total Other Investments	47,685	-	-	47,685
Total Investments	$107,365	$51,830,002	$0	$51,937,367

	Level 1	Level 2	Level 3	Total
High Yield Select ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$7,022,212	$-	$7,022,212
Non-U.S. Dollar Denominated Bonds & Notes	-	221,376	-	221,376
Money Market Funds	330,262	435,823	-	766,085
Total Investments in Securities	330,262	7,679,411	-	8,009,673
Other Investments - Assets*
Forward Foreign Currency Contracts	-	8	-	8
Total Investments	$330,262	$7,679,419	$-	$8,009,681
MSCI EAFE Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,682,374	$102,479,354	$-	$104,161,728
Equity Linked Notes	-	5,844,870	-	5,844,870
Money Market Funds	22,410,493	3,451,831	-	25,862,324
Total Investments	$24,092,867	$111,776,055	$-	$135,868,922
QQQ Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$161,114,719	$-	$-	$161,114,719
Equity Linked Notes	-	11,675,973	-	11,675,973
Money Market Funds	37,921,414	5,267,048	-	43,188,462
Total Investments	$199,036,133	$16,943,021	$-	$215,979,154
S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$54,114,545	$-	$-	$54,114,545
Money Market Funds	99,068,839	-	-	99,068,839
Total Investments in Securities	153,183,384	-	-	153,183,384
Other Investments - Assets*
Futures Contracts	4,767	-	-	4,767
Other Investments - Liabilities*
Futures Contracts	(932)	-	-	(932)
Total Other Investments	3,835	-	-	3,835
Total Investments	$153,187,219	$-	$-	$153,187,219
S&P 500 Equal Weight Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$226,173,854	$-	$-	$226,173,854
Equity Linked Notes	-	14,187,860	-	14,187,860
Money Market Funds	57,102,317	20,124,409	-	77,226,726
Total Investments	$283,276,171	$34,312,269	$-	$317,588,440

	Level 1	Level 2	Level 3	Total
Short Duration Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$7,373,234	$-	$7,373,234
Asset-Backed Securities	-	1,123,702	-	1,123,702
U.S. Treasury Securities	-	1,025,071	-	1,025,071
Municipal Obligations	-	70,021	-	70,021
Agency Credit Risk Transfer Notes	-	53,487	-	53,487
Preferred Stocks	29,205	-	-	29,205
Money Market Funds	307,132	310,987	-	618,119
Total Investments in Securities	336,337	9,956,502	-	10,292,839
Other Investments - Assets*
Futures Contracts	24,515	-	-	24,515
Other Investments - Liabilities*
Futures Contracts	(20,484)	-	-	(20,484)
Total Other Investments	4,031	-	-	4,031
Total Investments	$340,368	$9,956,502	$-	$10,296,870
Top QQQ ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,840,478	$-	$-	$8,840,478
Money Market Funds	13,448,593	-	-	13,448,593
Total Investments in Securities	22,289,071	-	-	22,289,071
Other Investments - Liabilities*
Swap Agreements	-	(1,507,678)	-	(1,507,678)
Total Investments	$22,289,071	$(1,507,678)	$-	$20,781,393
Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$765,306,947	$2,903,638	$768,210,585
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	579,658,021	-	579,658,021
Asset-Backed Securities	-	428,405,197	-	428,405,197
U.S. Treasury Securities	-	268,394,781	-	268,394,781
Municipal Obligations	-	20,594,815	-	20,594,815
Variable Rate Senior Loan Interests	-	12,773,946	-	12,773,946
Preferred Stocks	6,140,176	-	-	6,140,176
Agency Credit Risk Transfer Notes	-	4,380,111	-	4,380,111
U.S. Government Sponsored Agency Securities	-	2,473,014	-	2,473,014
Exchange-Traded Funds	1,949,307	-	-	1,949,307
Options Purchased	499,065	1,029,167	-	1,528,232
Money Market Funds	-	135,275,601	-	135,275,601
Total Investments in Securities	8,588,548	2,218,291,600	2,903,638	2,229,783,786
Other Investments - Assets*
Futures Contracts	1,925,194	-	-	1,925,194
Investments Matured	-	14,850	-	14,850
	1,925,194	14,850	-	1,940,044
Other Investments - Liabilities*
Futures Contracts	(3,995,136)	-	-	(3,995,136)
Options Written	(133,280)	(445,390)	-	(578,670)
	(4,128,416)	(445,390)	-	(4,573,806)
Total Other Investments	(2,203,222)	(430,540)	-	(2,633,762)
Total Investments	$6,385,326	$2,217,861,060	$2,903,638	$2,227,150,024

	Level 1	Level 2	Level 3	Total
Ultra Short Duration ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,571,014,941	$-	$1,571,014,941
Commercial Paper	-	773,321,831	-	773,321,831
Asset-Backed Securities	-	369,217,373	-	369,217,373
Certificates of Deposit	-	55,125,034	-	55,125,034
Repurchase Agreements	-	30,000,000	-	30,000,000
Exchange-Traded Funds	6,984,909	-	-	6,984,909
Money Market Funds	-	18,019,975	-	18,019,975
Total Investments	$6,984,909	$2,816,699,154	$-	$2,823,684,063
Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$500,421,842	$-	$500,421,842
U.S. Treasury Securities	-	285,882,139	-	285,882,139
Asset-Backed Securities	-	197,536,822	-	197,536,822
Agency Credit Risk Transfer Notes	-	187,989,248	-	187,989,248
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	95,139,802	-	95,139,802
Money Market Funds	9,597,268	31,153,449	-	40,750,717
Total Investments	$9,597,268	$1,298,123,302	$-	$1,307,720,570

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.
NOTE 5—Derivative Investments
The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
	Value
	High Yield Bond Factor ETF	High Yield Select ETF	S&P 500® Downside Hedged ETF	Short Duration Bond ETF	Top QQQ ETF	Total Return Bond ETF
Derivative Assets	Interest Rate Risk	Currency Risk	Equity Risk	Interest Rate Risk	Equity Risk	Currency Risk	Equity Risk	Interest Rate Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$-	$8	$-	$-	$-	$-	$-	$-
Unrealized appreciation on futures contracts—Exchange- Traded(a)	110,905	-	4,767	24,515	-	-	-	1,925,194
Purchased options, at value - Exchange-Traded	-	-	-	-	-	-	499,065	-
Purchased options, at value — OTC	-	-	-	-	-	1,029,167	-	-
Total Derivative Assets	110,905	8	4,767	24,515	-	1,029,167	499,065	1,925,194
Derivatives not subject to master netting agreements	(110,905)	-	(4,767)	(24,515)	-	-	(499,065)	(1,925,194)
Total Derivative Assets subject to master netting agreements	$-	$8	$-	$-	$-	$1,029,167	$-	$-

Derivative Liabilities	Interest Rate Risk	Currency Risk	Equity Risk	Interest Rate Risk	Equity Risk	Currency Risk	Equity Risk	Interest Rate Risk
Unrealized depreciation on futures contracts—Exchange- Traded(a)	$(63,220)	$-	$(932)	$(20,484)	$-	$-	$-	$(3,995,136)
Unrealized depreciation on swap agreements—OTC	-	-	-	-	(1,507,678)	-	-	-
Options written, at value - Exchange-Traded	-	-	-	-	-	-	(133,280)	-
Options written, at value — OTC	-	-	-	-	-	(445,390)	-	-
Total Derivative Liabilities	(63,220)	-	(932)	(20,484)	(1,507,678)	(445,390)	(133,280)	(3,995,136)
Derivatives not subject to master netting agreements	63,220	-	932	20,484	-	-	133,280	3,995,136
Total Derivative Liabilities subject to master netting agreements	$-	$-	$-	$-	$(1,507,678)	$(445,390)	$-	$-

(a)
Except for Total Return Bond ETF, values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on futures contracts and Unrealized depreciation on futures contracts. For Total Return Bond ETF, values include cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities
The table below reflects the Funds’ exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2025:
High Yield Select ETF
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward foreign currency contracts	Forward foreign currency contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$8	$−	$8	$-	$-	$8
Top QQQ ETF
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of America, N.A.	$−	$(501,333)	$(501,333)	$-	$-	$(501,333)
Goldman Sachs International	−	(501,896)	(501,896)	-	-	(501,896)
Morgan Stanley Capital Services LLC	−	(504,449)	(504,449)	-	-	(504,449)
Total	$−	$(1,507,678)	$(1,507,678)	$-	$-	$(1,507,678)
Total Return Bond ETF
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	OTC Purchased options	OTC Written options	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Goldman Sachs International	$1,029,167	$(445,390)	$583,777	$-	$1,773,857	$2,357,634

Effect of Derivative Investments for the Six-Month Period Ended April 30, 2025
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statements of Operations
	High Yield Bond Factor ETF	High Yield Select ETF	S&P 500® Downside Hedged ETF	Short Duration Bond ETF
	Interest Rate Risk	Currency Risk	Equity Risk	Interest Rate Risk
Realized Gain (Loss):
Forward foreign currency contracts	$-	$4,200	$-	$-
Futures contracts	(96,416)	-	(651,972)	(11,985)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(3,974)	-	-
Futures contracts	135,812	-	164,556	18,021
Total	$39,396	$226	$(487,416)	$6,036

Location of Gain (Loss) on Statements of Operations
	Top QQQ ETF	Total Return Bond ETF
	Equity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$-	$-	$-	$(3,310,180)	$(3,310,180)
Options written	-	-	72,495	-	72,495
Swap agreements	(172,807)	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	-	-	-	(1,013,764)	(1,013,764)
Options purchased(a)	-	-	512,375	-	512,375
Options written	-	(78,165)	(13,984)	-	(92,149)
Swap agreements	(1,507,678)	-	-	-	-
Total	$(1,680,485)	$(78,165)	$570,886	$(4,323,944)	$(3,831,223)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Average Notional Value
	High Yield Bond Factor ETF	High Yield Select ETF	S&P 500® Downside Hedged ETF	Short Duration Bond ETF	Top QQQ ETF	Total Return Bond ETF
Forward foreign currency contracts	$-	$307,367	$-	$-	$-	$-
Futures contracts	10,421,325	-	29,810,945	4,042,133	-	583,216,494
Options purchased	-	-	-	-	-	21,456,214
Options written	-	-	-	-	-	(1,176,000)
Swap agreements	-	-	-	-	11,028,849	-
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Active U.S. Real Estate ETF	$6,967,757	$12,025,486	$18,993,243
High Yield Bond Factor ETF	817,474	3,745,317	4,562,791
High Yield Select ETF	18,431	-	18,431
MSCI EAFE Income Advantage ETF	1,259,537	-	1,259,537
QQQ Income Advantage ETF	1,703,970	-	1,703,970
S&P 500® Downside Hedged ETF	-	78,277,350	78,277,350
S&P 500 Equal Weight Income Advantage ETF	3,310,238	-	3,310,238
Short Duration Total Return Bond ETF	106,118	15,076	121,194
Total Return Bond ETF	59,074,403	87,950,619	147,025,022
Ultra Short Duration ETF	10,190,314	17,993,108	28,183,422
Variable Rate Investment Grade ETF	1,089,975	4,288,829	5,378,804

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the six months ended April 30, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
AAA CLO Floating Rate Note ETF	$177,488,984	$103,190,354
Active U.S. Real Estate ETF	38,766,819	39,423,916
High Yield Bond Factor ETF	18,407,186	23,540,809
High Yield Select ETF	8,054,562	10,916,015
MSCI EAFE Income Advantage ETF	2,387,629	6,438,779
QQQ Income Advantage ETF	6,614,117	10,865,017
S&P 500® Downside Hedged ETF	529,234,591	544,197,052
S&P 500 Equal Weight Income Advantage ETF	25,459,777	34,545,809
Short Duration Total Return Bond ETF	6,112,118	6,163,981
SteelPath MLP & Energy Infrastructure ETF(a)	9,950,468	96,422
Top QQQ ETF(b)	19,273,619	8,035,764
Total Return Bond ETF	4,907,463,234	4,825,981,132
Ultra Short Duration ETF	617,487,070	376,698,893
Variable Rate Investment Grade ETF	355,108,567	444,022,739

(a)	For the period February 18, 2025 (commencement of investment operations) through April 30, 2025.
(b)	For the period December 2, 2024 (commencement of investment operations) through April 30, 2025.
For the six months ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
AAA CLO Floating Rate Note ETF	$52,837,027	$-
Active U.S. Real Estate ETF	1,900,656	7,097,845
High Yield Bond Factor ETF	-	-
High Yield Select ETF	-	-
MSCI EAFE Income Advantage ETF	31,160,210	19,834,383
QQQ Income Advantage ETF	74,021,307	7,139,617
S&P 500® Downside Hedged ETF	-	-
S&P 500 Equal Weight Income Advantage ETF	50,965,348	12,060,625
Short Duration Total Return Bond ETF	-	-
SteelPath MLP & Energy Infrastructure ETF(a)	12,988,452	7,206,458
Top QQQ ETF(b)	-	-
Total Return Bond ETF	-	-

	In-kind Purchases	In-kind Sales
Ultra Short Duration ETF	$-	$-
Variable Rate Investment Grade ETF	17,374,359	-

(a)	For the period February 18, 2025 (commencement of investment operations) through April 30, 2025.
(b)	For the period December 2, 2024 (commencement of investment operations) through April 30, 2025.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
AAA CLO Floating Rate Note ETF	$118,727	$(1,582,730)	$(1,464,003)	$311,972,572
Active U.S. Real Estate ETF	4,021,045	(4,873,722)	(852,677)	62,839,562
High Yield Bond Factor ETF	849,177	(1,471,336)	(622,159)	52,559,526
High Yield Select ETF	111,435	(74,719)	36,716	7,972,965
MSCI EAFE Income Advantage ETF	10,419,173	(4,689,123)	5,730,050	130,138,872
QQQ Income Advantage ETF	8,586,555	(9,448,754)	(862,199)	216,841,353
S&P 500® Downside Hedged ETF	4,767	(1,991,936)	(1,987,169)	155,174,388
S&P 500 Equal Weight Income Advantage ETF	15,073,449	(17,806,829)	(2,733,380)	320,321,820
Short Duration Total Return Bond ETF	138,852	(39,252)	99,600	10,197,270
SteelPath MLP & Energy Infrastructure ETF	253,998	(845,256)	(591,258)	15,748,609
Top QQQ ETF	-	(2,768,644)	(2,768,644)	23,550,037
Total Return Bond ETF	17,211,269	(29,295,312)	(12,084,043)	2,239,234,067
Ultra Short Duration ETF	8,208,003	(3,126,824)	5,081,179	2,818,602,884
Variable Rate Investment Grade ETF	4,395,635	(6,587,616)	(2,191,981)	1,309,912,551
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee (except for Ultra Short Duration ETF), pays for such compensation for each Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Borrowing
AAA CLO Floating Rate Note ETF is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company, which will expire on April 7, 2026. The Fund currently participates in this line of credit with another Invesco ETF on a several and not joint basis. The Fund may borrow up to the lesser of (1) $300,000,000, (2) 20% of the value of the Fund’s net assets or (3) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.
During the six months ended April 30, 2025, there were no borrowings from the line of credit.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.
NOTE 11—Subsequent Event
At a meeting held on March 13, 2025, the Board of Trustees of the Trust approved, and has recommended that shareholders approve, changing the Active U.S. Real Estate ETF’s sub-classification under the 1940 Act from “diversified” to “non-diversified” and the elimination of related fundamental investment restrictions (the “Proposal”). The Proposal requires approval by the shareholders of the Fund and will be submitted to shareholders at a Special Meeting of Shareholders to be held on or about July 10, 2025. If approved, the Proposal is anticipated to become effective in July 2025.

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on September 19, 2024, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Mega QQQ ETF (subsequently renamed Invesco Top QQQ ETF) (the “Fund”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for the Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as the Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, including the identity of the persons who will be responsible for the day-to-day management of the Fund, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”).  The Trustees noted that the portfolio managers of the Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the portfolio managers of the Fund.  The Trustees considered information regarding the Fund’s investment objective, strategies and process.  The Trustees also noted other information the Board received and considered in connection with its March 14, 2024 and April 18, 2024 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures.  Because the Fund had not yet commenced operations, the Trustees noted that no performance information for the Fund could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for the Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and to Adviser-identified select peer funds.  The Trustees noted that the proposed annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of the Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted the Fund’s proposed unitary advisory fee as compared to the median net expense ratios of its Lipper peer groups and a select peer group as shown below:
Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco Mega QQQ ETF	Lower than median (18)	Higher than median (2)	Lower than median (35)	Lower than median (2)
Based on all of the information provided, the Board concluded that the Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fee, the Trustees also considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Fund because the Fund had not yet commenced operations.  However, the Trustees noted other information the Board received and considered in connection with its March 14, 2024 and April 18, 2024 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Approval of Investment Advisory Contracts—(continued)
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Fund.  The Board considered whether the proposed unitary advisory fee rate for the Fund was reasonable in relation to the proposed services and product strategy of the Fund, and it concluded that the unitary advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Fund, and noted that the Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Fund.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Fund’s securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as the Fund’s distributor and will be paid a distribution fee by the Adviser.  The Board concluded that the Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund.  No single factor was determinative in the Board’s analysis.

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on December 13, 2024, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Advisory Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco SteelPath MLP & Energy Infrastructure ETF (the “Fund”) and the Investment Sub-Advisory Agreement for the Fund, between the Adviser and the following seven affiliated sub-advisers (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc. (as the initial sub-adviser for the Fund); Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).
Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for the Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, including the identities of the persons who will be responsible for the day-to-day management of the Fund, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”).  The Trustees considered information regarding the Fund’s investment objective, strategies and process.  The Trustees noted other information the Board received and considered in connection with its March 14, 2024 and April 18, 2024 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s and Sub-Advisers’ portfolio transaction policies and procedures.  Because the Fund had not yet commenced operations, the Trustees noted that no performance information for the Fund could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Fund’s administrator, custodian, transfer agent and the Sub-Advisers.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for the Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable active ETFs, open-end (non-ETF) actively managed funds and to Adviser-identified select peer funds.  The Trustees noted that the proposed annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of the Fund, including the fees payable to the Sub-Advisers, except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees also noted the Fund’s proposed unitary advisory fee as compared to the median net expense ratios of its Lipper peer groups and a select peer group as shown below:
Fund	Active ETF Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco SteelPath MLP & Energy Infrastructure ETF	Lower than median (3)	Lower than median (17)	Lower than median (5)
Based on all of the information provided, the Board concluded that the Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fee, the Trustees also considered the sub-advisory fees to be paid by the Adviser for the Fund.  The Adviser did not provide a profitability analysis for the Adviser in managing the Fund because the Fund

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
had not yet commenced operations.  However, the Trustees noted other information the Board received and considered in connection with its March 14, 2024 and April 18, 2024 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Fund.  The Board considered whether the proposed unitary advisory fee rate for the Fund was reasonable in relation to the proposed services and product strategy of the Fund, and it concluded that the unitary advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Fund, and noted that the Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Fund.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Fund’s securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as the Fund’s distributor and will be paid a distribution fee by the Adviser.  The Board concluded that the Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Advisory Agreement for the Fund.  No single factor was determinative in the Board’s analysis.
Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the Sub-Advisory Agreement for the Fund at a meeting held on December 13, 2024.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services to be provided to the Fund under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services to be provided by each Sub-Adviser, the investment approach of each Sub-Adviser whose investment personnel manage the Fund, and the investment personnel responsible for the day-to-day management of the Fund.  The Board considered additional information it received regarding the Fund’s investment strategy during presentations from the initial sub-adviser’s portfolio managers for the Fund at the Board’s September 19, 2024 meeting.
Based on its review, the Board concluded that the nature, extent and quality of services to be provided by the Sub-Advisers to the Fund under the Sub-Advisory Agreement were expected to be appropriate and reasonable.
Fees and Expenses.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fees to be charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for the Fund and noted that the Adviser will compensate the Sub-Advisers from its fee.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Advisory Agreement for the Fund, the Trustees considered the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for the Fund is reasonable in relation to the proposed services and product strategy of the Fund, and they concluded that the flat sub-advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. will receive management fees from affiliated money market funds into which the Fund’s and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
will waive its fees with respect to the Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Board concluded that the sub-advisory fee with respect to the Fund was reasonable, taking into account any ancillary benefits expected to be received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreement for the Fund.  No single factor was determinative in the Board’s analysis.

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco AAA CLO Floating Rate Note ETF
Invesco Active U.S. Real Estate ETF
Invesco High Yield Bond Factor ETF
Invesco High Yield Select ETF
Invesco Real Assets ESG ETF
Invesco Rochester High Yield Municipal ETF
Invesco S&P 500® Downside Hedged ETF
Invesco Short Duration Total Return Bond ETF
Invesco Total Return Bond ETF
Invesco Variable Rate Investment Grade ETF
Also at the April 24, 2025 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers: Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”); with respect to each of the following Funds (the “Sub-Advisory Agreement”):
Invesco AAA CLO Floating Rate Note ETF
Invesco Active U.S. Real Estate ETF
Invesco High Yield Bond Factor ETF
Invesco High Yield Select ETF
Invesco Real Assets ESG ETF
Invesco Rochester High Yield Municipal ETF
Invesco Short Duration Total Return Bond ETF
Invesco Total Return Bond ETF
Invesco Variable Rate Investment Grade ETF
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.  The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.
The Trustees reviewed information on the performance of Invesco AAA CLO Floating Rate Note ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and JP Morgan CLOIE AAA Total Return Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year and since-inception (December 9, 2022) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for each period, performed the same as the JP Morgan CLOIE AAA Total Return Index for the one-year period and outperformed the JP Morgan CLOIE AAA Total Return Index for the since-inception period.  The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for each period.  In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco AAA CLO Floating Rate Note ETF for the one-year period ended December 31, 2024.  The Adviser explained the factors that detracted from the Fund’s performance during the period.
The Trustees reviewed information on the performance of Invesco Active U.S. Real Estate ETF, its benchmark indexes (FTSE NAREIT All Equity REITs Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (November 20, 2008) periods ended December 31, 2024.  Based on the information

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
provided, the Trustees noted that the Fund underperformed both benchmark indexes for each period.  The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year, three-year and five-year periods, and the Fund ranked in the 3rd quartile of its Lipper peer group for the ten-year and since-inception periods.  In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco Active U.S. Real Estate ETF for the one-year period ended December 31, 2024.  The Adviser explained the factors that detracted from the Fund’s performance during the period.
The Trustees reviewed information on the performance of Invesco High Yield Bond Factor ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 2, 2020) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for each period, outperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index for the one-year period and underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index for the three-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco High Yield Select ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for each period, outperformed the Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index for the one-year period and underperformed the Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index for the since-inception period.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year period and in the 4th quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco Rochester High Yield Municipal ETF, its benchmark indexes (S&P Municipal Bond 50% Investment Grade/50% High Yield Index, S&P Municipal Bond High Yield Index and S&P Municipal Bond Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed the S&P Municipal Bond 50% Investment Grade/50% High Yield Index for the one-year period, underperformed the S&P Municipal Bond 50% Investment Grade/50% High Yield Index for the since-inception period, underperformed the S&P Municipal Bond High Yield Index for each period and outperformed the S&P Municipal Bond Index for each period.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco Real Assets ESG ETF, its benchmark indexes (S&P U.S., Canada & Mexico Real Assets Equity Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 22, 2020) periods ended December 31, 2024. Based on the information provided, the Trustees noted that the Fund outperformed the S&P U.S., Canada & Mexico Real Assets Equity Index for the one-year and three-year periods, underperformed the S&P U.S., Canada & Mexico Real Assets Equity Index for the since-inception period, underperformed the S&P 500® Index for the one-year and three-year periods and outperformed the S&P 500® Index for the since-inception period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco S&P 500® Downside Hedged ETF, its benchmark indexes (S&P 500® Dynamic VEQTOR Index, S&P 500® Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (December 6, 2012) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund underperformed the S&P 500® Dynamic VEQTOR Index and the S&P 500® Index for each period, outperformed the U.S. 3-Month Treasury Bill Index for the one-year, five-year, ten-year and since-inception periods and underperformed the U.S. 3-Month Treasury Bill Index for the three-year period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year, five-year, ten-year and since-inception periods and ranked in the 3rd quartile of its Lipper peer group for the three-year period.
The Trustees reviewed information on the performance of Invesco Short Duration Total Return Bond ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Government and Credit 1-3 Year Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2024.  Based on the

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
information provided, the Trustees noted that the Fund outperformed both benchmark indexes for each period.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco Total Return Bond ETF, its benchmark index (Bloomberg U.S. Aggregate Bond Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (February 10, 2016) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for the one-year, five-year and since-inception periods and underperformed its benchmark for the three-year period. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year, five-year and since-inception periods, and in the 3rd quartile of its Lipper peer group for the three-year period.  The Trustees considered that the Fund was created in connection with the purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.
The Trustees reviewed information on the performance of Invesco Variable Rate Investment Grade ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg US Floating Rate Note Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (September 22, 2016) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed both benchmark indexes for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and, for all Funds except Invesco S&P 500® Downside Hedged ETF, the Sub-Advisers.  The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco AAA CLO Floating Rate Note ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.19% of the Fund’s average daily net assets for Invesco AAA CLO Floating Rate Note ETF;
●
0.30% of the Fund’s average daily net assets for Invesco Short Duration Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF;
●
0.35% of the Fund’s average daily net assets for Invesco Active U.S. Real Estate ETF and Invesco Total Return Bond ETF;
●
0.39% of the Fund’s average daily net assets for Invesco S&P 500® Downside Hedged ETF, Invesco High Yield Bond Factor ETF and Invesco Rochester High Yield Municipal ETF;
●
0.48% of the Fund’s average daily net assets for Invesco High Yield Select ETF; and
●
0.59% of the Fund’s average daily net assets for Invesco Real Assets ESG ETF.
The Trustees considered that on March 13, 2025 the Adviser proposed and the Board of Trustees approved a permanent reduction in the annual unitary advisory fee rate for Invesco Real Assets ESG ETF from 0.59% to 0.58% of the Fund’s average daily net assets, effective May 13, 2025.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF peers and open-end index peer funds, as illustrated in the table below.  The Trustees also noted that the net

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
expense ratios for all Funds were equal to or lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Equal to/ Lower than Open-End Active Fund Peer Median
Invesco AAA CLO Floating Rate Note ETF	X	N/A	X
Invesco Active U.S. Real Estate ETF	X		X
Invesco High Yield Bond Factor ETF	X	X	X
Invesco High Yield Select ETF	X	X	X
Invesco Real Assets ESG ETF	X	N/A	X
Invesco Rochester High Yield Municipal ETF	X	N/A	X
Invesco S&P 500® Downside Hedged ETF	X	N/A	X
Invesco Short Duration Total Return Bond ETF			X
Invesco Total Return Bond ETF	X		X
Invesco Variable Rate Investment Grade ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have investment strategies comparable to those of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory was reasonable and appropriate in light of the services provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco AAA CLO Floating Rate Note ETF, Invesco Active U.S. Real Estate ETF, Invesco High Yield Bond Factor ETF, Invesco High Yield Select ETF, Invesco Real Assets ESG ETF, Invesco Rochester High Yield Municipal ETF, Invesco Short Duration Total Return Bond ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF (each such Fund, a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”) at a meeting held on April 24, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided to each Sub-Advised Fund under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco AAA CLO Floating Rate Note ETF’s, Invesco Active U.S. Real Estate ETF’s, Invesco High Yield Bond Factor ETF’s, Invesco High Yield Select ETF’s, Invesco Real Assets ESG ETF’s, Invesco Rochester High Yield Municipal ETF, Invesco Short Duration Total Return Bond ETF’s, Invesco Total Return Bond ETF’s and Invesco Variable Rate Investment Grade ETF’s assets and the experience and skills of the investment personnel responsible for the day-to-day management of such Sub-Advised Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Sub-Advisers to each Sub-Advised Fund under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fee relates to the overall advisory fee for each Sub-Advised Fund and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. in connection with the March 13 and April 24, 2025 Board Meetings, and Invesco Advisers, Inc. in connection with the April 24, 2025 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to each Sub-Advised Fund.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for each Sub-Advised Fund, the Trustees considered the extent to which economies of scale may be realized as each Sub-Advised Fund grows and whether fee levels reflect economies of scale for the benefit of the Sub-Advised Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for each Sub-Advised Fund was reasonable in relation to the asset size (if any) of the Sub-Advised Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Sub-Advised Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Sub-Advised Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Sub-Advised Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees considered that Invesco Advisers, Inc. may participate in soft-dollar arrangements for Invesco Real Assets ESG ETF, but that the Sub-Advisers otherwise generally do not use or generate soft-dollars with respect to the Sub-Advised Funds.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with the Sub-Advised Funds.  The Board concluded that the sub-advisory fee with respect to each Sub-Advised Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for each Sub-Advised Fund.  No single factor was determinative in the Board’s analysis.

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Ultra Short Duration ETF (the “Fund”) and the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for the Fund (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the fees paid by the Fund and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Fund.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Fund.  The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Fund is not designed to track the performance of an index, and investment decisions are the primary responsibility of the Sub-Advisers.
The Trustees reviewed information on the performance of the Fund, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and ICE BofA US Treasury Bill Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year, ten-year and since-inception (February 12, 2008) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for the one-year, three-year, five-year and ten-year periods, and underperformed the Bloomberg U.S. Aggregate Bond Index for the since-inception period.  The Trustees also noted that the Fund outperformed the ICE BofA US Treasury Bill Index for each period.  The Trustees further noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year, three-year and five-year periods, in the 1st quartile of its Lipper peer group for the ten-year period and ranked in the 3rd quartile of its Lipper peer group for the since-inception period.  The Trustees considered that the Fund was created in connection with the purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.
The Trustees considered the services provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent and the Sub-Advisers.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to the Fund is 0.20% and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding 0.27% of the Fund’s average daily net assets, until at least August 31, 2027.
The Trustees compared the Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper databases on the net advisory fees and net expense ratios of comparable ETFs, an open-end (non-ETF) index fund and

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
open-end (non-ETF) actively-managed funds.  The Trustees noted that the Fund’s contractual advisory fee was higher than the median net advisory fees of its ETF, open-end index and open-end actively managed peer funds.  The Trustees also noted that the Fund’s net expense ratio was higher than the median net expense ratios of its ETF peer funds and open-end index peer fund and lower than the median net expense ratio of its open-end actively-managed peer funds.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have investment strategies comparable to that of the Fund.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Fund and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Fund requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of the Fund were reasonable and appropriate in light of the services provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Fund.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to the Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed the Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by the Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in the Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund and concluded that the flat advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Fund, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Fund.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Fund’s securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as the Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that the Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the Fund at a meeting held on April 24, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided or to be provided under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the Fund’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Fund.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by each Sub-Adviser to the Fund under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fee relates to the overall advisory fee for the Fund and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees reviewed the financial statements provided by Invesco Advisers, Inc. in connection with the April 24, 2025 meeting, and they noted the net income generated by the firm.  The Trustees noted that the Adviser compensates the Sub-Adviser from its fee and that the Adviser provided profitability information with respect to the Fund.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for the Fund, the Trustees considered the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Fund’s and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to the Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with the Fund and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Fund.  The Board concluded that the sub-advisory fee with respect to the Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the Fund.  No single factor was determinative in the Board’s analysis.

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-AM-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2025
IVRA	Invesco Real Assets ESG ETF

2

Invesco Real Assets ESG ETF (IVRA)
April 30, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.43%
Consumer Staples-0.49%
Archer-Daniels-Midland Co.	1,257	$60,022
Energy-25.97%
Cheniere Energy, Inc.	2,131	492,496
Enbridge, Inc. (Canada)(b)	7,650	357,052
Keyera Corp. (Canada)	5,046	156,315
Kinder Morgan, Inc.	15,763	414,567
ONEOK, Inc.	5,495	451,469
Pembina Pipeline Corp. (Canada)	8,214	313,384
Targa Resources Corp.	2,300	393,070
TC Energy Corp. (Canada)	3,479	175,423
Williams Cos., Inc. (The)	7,196	421,469
		3,175,245
Materials-10.70%
Agnico Eagle Mines Ltd. (Canada)	559	65,572
Corteva, Inc.	4,549	281,992
Freeport-McMoRan, Inc.	2,684	96,705
International Paper Co.	1,969	89,944
Lundin Mining Corp. (Chile)(b)	8,957	73,145
Newmont Corp.	4,195	220,993
Nutrien Ltd. (Canada)(b)	3,194	181,979
Smurfit WestRock PLC	3,749	157,533
West Fraser Timber Co. Ltd. (Canada)	1,899	140,325
		1,308,188
Real Estate-52.21%
Alexandria Real Estate Equities, Inc.(b)	2,122	154,184
American Homes 4 Rent, Class A	2,217	82,894
American Tower Corp.	2,632	593,279
AvalonBay Communities, Inc.	841	176,593
Brixmor Property Group, Inc.	8,227	204,935
Crown Castle, Inc.	2,813	297,503
CubeSmart	2,871	116,764
Digital Realty Trust, Inc.	1,193	191,524
EastGroup Properties, Inc.(b)	276	45,104
Equinix, Inc.	588	506,121
Equity LifeStyle Properties, Inc.	869	56,294
Equity Residential	2,911	204,527
Extra Space Storage, Inc.	667	97,729
Federal Realty Investment Trust	2,959	278,205
Healthpeak Properties, Inc.	12,600	224,784
Host Hotels & Resorts, Inc.	9,038	127,617
Invitation Homes, Inc.	4,350	148,726
Kimco Realty Corp.	4,352	86,953
PotlatchDeltic Corp.	544	20,884
	Shares	Value
Real Estate-(continued)
Prologis, Inc.	6,364	$650,401
Public Storage	970	291,417
Realty Income Corp.	5,405	312,733
Rexford Industrial Realty, Inc.	7,763	256,955
SBA Communications Corp., Class A	1,384	336,866
Simon Property Group, Inc.	1,782	280,451
Welltower, Inc.	2,887	440,527
Weyerhaeuser Co.(b)	7,767	201,243
		6,385,213
Utilities-10.06%
American Water Works Co., Inc.	1,248	183,468
CenterPoint Energy, Inc.	1,165	45,179
Consolidated Edison, Inc.	2,567	289,429
Essential Utilities, Inc.	3,986	163,944
Sempra	7,388	548,707
		1,230,727
Total Common Stocks & Other Equity Interests (Cost $11,445,878)		12,159,395
Money Market Funds-0.46%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d) (Cost $56,814)	56,814	56,814
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $11,502,692)		12,216,209
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.34%
Invesco Private Government Fund, 4.32%(c)(d)(e)	248,538	248,538
Invesco Private Prime Fund, 4.46%(c)(d)(e)	648,312	648,442
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $896,980)		896,980
TOTAL INVESTMENTS IN SECURITIES-107.23% (Cost $12,399,672)		13,113,189
OTHER ASSETS LESS LIABILITIES-(7.23)%		(884,497)
NET ASSETS-100.00%		$12,228,692
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Real Assets ESG ETF (IVRA)—(continued)
April 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$153,643	$633,462	$(730,291)	$-	$-	$56,814	$1,525
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	291,212	3,276,709	(3,319,383)	-	-	248,538	5,156 *
Invesco Private Prime Fund	841,753	7,224,963	(7,418,215)	-	(59)	648,442	13,619 *
Total	$1,286,608	$11,135,134	$(11,467,889)	$-	$(59)	$953,794	$20,300

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:
Canada	11.37%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Invesco Real Assets ESG ETF (IVRA)
Assets:
Unaffiliated investments in securities, at value(a)	$12,159,395
Affiliated investments in securities, at value	953,794
Cash	351
Receivable for:
Dividends and interest	7,244
Securities lending	106
Investments sold	128,589
Investments sold - affiliated broker	67,058
Total assets	13,316,537
Liabilities:
Due to foreign custodian	202
Payable for:
Investments purchased	184,718
Collateral upon return of securities loaned	896,980
Accrued unitary management fees	5,829
Accrued tax expenses	116
Total liabilities	1,087,845
Net Assets	$12,228,692
Net assets consist of:
Shares of beneficial interest	$11,320,644
Distributable earnings	908,048
Net Assets	$12,228,692
Shares outstanding (unlimited amount authorized, $0.01 par value)	770,001
Net asset value	$15.88
Market price	$15.92
Unaffiliated investments in securities, at cost	$11,445,878
Affiliated investments in securities, at cost	$953,794
Foreign currencies (due to foreign custodian), at cost	$(202)
(a)Includes securities on loan with an aggregate value of:	$865,286
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)

Invesco Real Assets ESG ETF (IVRA)
Investment income:
Unaffiliated dividend income	$197,652
Affiliated dividend income	1,525
Securities lending income, net	1,550
Foreign withholding tax	(4,007)
Total investment income	196,720
Expenses:
Unitary management fees	33,430
Less: Waivers	(22)
Net expenses	33,408
Net investment income	163,312
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	219,379
Affiliated investment securities	(59)
In-kind redemptions	27,834
Foreign currencies	(440)
Net realized gain	246,714
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(120,011)
Foreign currencies	(3)
Change in net unrealized appreciation (depreciation)	(120,014)
Net realized and unrealized gain	126,700
Net increase in net assets resulting from operations	$290,012
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)

	Invesco Real Assets ESG ETF (IVRA)
	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Operations:
Net investment income	$163,312	$139,808
Net realized gain	246,714	172,770
Change in net unrealized appreciation (depreciation)	(120,014)	1,139,457
Net increase in net assets resulting from operations	290,012	1,452,035
Distributions to Shareholders from:
Distributable earnings	(287,167)	(146,010)
Shareholder Transactions:
Proceeds from shares sold	2,345,654	5,967,458
Value of shares repurchased	(154,705)	-
Net increase in net assets resulting from share transactions	2,190,949	5,967,458
Net increase in net assets	2,193,794	7,273,483
Net assets:
Beginning of period	10,034,898	2,761,415
End of period	$12,228,692	$10,034,898
Changes in Shares Outstanding:
Shares sold	150,000	400,000
Shares repurchased	(10,000)	-
Shares outstanding, beginning of period	630,001	230,001
Shares outstanding, end of period	770,001	630,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Financial Highlights
Invesco Real Assets ESG ETF (IVRA)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,			For the Period December 17, 2020(a) Through October 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$15.93	$12.01	$13.05	$14.88	$12.00
Net investment income(b)	0.23	0.39	0.33	0.29	0.22
Net realized and unrealized gain (loss) on investments	(0.12)(c)	3.92	(1.06)	(1.43)	3.04
Total from investment operations	0.11	4.31	(0.73)	(1.14)	3.26
Distributions to shareholders from:
Net investment income	(0.16)	(0.39)	(0.31)	(0.29)	(0.38)
Net realized gains	-	-	-	(0.40)	-
Total distributions	(0.16)	(0.39)	(0.31)	(0.69)	(0.38)
Net asset value at end of period	$15.88	$15.93	$12.01	$13.05	$14.88
Market price at end of period(d)	$15.92	$15.95	$12.03	$13.10	$14.96
Net Asset Value Total Return(e)	2.36%	36.28%	(5.80)%	(8.01)%	27.65%(f)
Market Price Total Return(e)	2.49%	36.22%	(6.00)%	(8.16)%	28.33%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$12,229	$10,035	$2,761	$3,002	$1,934
Ratio to average net assets of:
Expenses	0.59%(g)	0.59%	0.59%	0.59%	0.60%(g)
Net investment income	2.88%(g)	2.65%	2.49%	2.02%	1.86%(g)
Portfolio turnover rate(h)	49%	132%	80%	82%	52%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (December 22, 2020, the first day of trading on the exchange) to October 31, 2021 was 32.40%. The market price total return from Fund Inception to October 31, 2021 was 32.53%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Notes to Financial Statements
Invesco Actively Managed Exchange-Traded Fund Trust
April 30, 2025
(Unaudited)
NOTE 1—Organization
Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes Invesco Real Assets ESG ETF (IVRA) (the "Fund").
The Fund represents a separate series of the Trust. The shares of the Fund are referred to herein as "Shares" or "Fund’s Shares." The Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for (1) select recently disclosed portfolio holdings ("Strategy Components"), (2) an amount of cash corresponding to the value of ETFs that convey information about the types of instruments in which the Fund invests ("Representative ETFs") and (3) cash and cash equivalents, which, together with the Strategy Components and Representative ETFs, constitute the “Tracking Basket.” However, the Fund reserves the right to issue and redeem Creation Units in exchange solely for cash and/or cash equivalents. Except when aggregated in Creation Units by authorized participants (“APs”), Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek capital appreciation with a secondary objective of current income.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a

9

particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

10

capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays Invesco Advisers, Inc.’s (the "Affiliated Sub-Adviser" or "Invesco") fees and substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

11

G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending - The Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown on the Statement of Assets and Liabilities.
Invesco, an affiliate of the Adviser, serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent the Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid Invesco $39 in fees for securities lending agent services. Fees paid to Invesco for securities lending agent services are included in Securities lending income, net on the Statement of Operations.
K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of

12

securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
ADR Risk. The Fund may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened due to the fact that the Fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of volatility. Also, this risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

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Environmental, Social and Governance ("ESG") Risk. Because the Affiliated Sub-Adviser evaluates  ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under the Affiliated Sub-Adviser’s ESG scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used by the Affiliated Sub-Adviser to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Affiliated Sub-Adviser’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG score, may differ from that of other funds or an investor. As a result, the issuers deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Fluctuation of Net Asset Value and Share Price Risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The Shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the Shares may result in the Shares trading significantly above (at a premium) or below (at a discount) NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Industry Concentration Risk. The Fund concentrates in securities of companies principally engaged in the U.S. real estate and infrastructure industries. By concentrating its investments in an industry or industry group, the Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Affiliated Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

14

Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Portfolio Turnover Risk. The Fund may engage in frequent trading of its respective portfolio securities, which may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund.
Real Assets Companies Risk. Investments in real assets companies may involve a higher degree of risk, including significant financial, operating, and competitive risks, and may expose the Fund to adverse macroeconomic conditions, such as changes and volatility in commodity prices, a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs, providing certain clerical, bookkeeping and other administrative services, and oversight of the Affiliated Sub-Adviser.
Pursuant to the Investment Advisory Agreement, the Fund accrued daily and paid monthly to the Adviser an annual unitary management fee of 0.59% of the Fund’s average daily net assets during the period ended April 30, 2025. Effective May 13, 2025, the Fund’s annual unitary management fee was reduced to 0.58%. Out of the unitary management fee, the Adviser pays the Affiliated Sub-Adviser’s fees and substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Adviser. The sub-advisory fee for the Fund is paid by the Adviser to the Affiliated Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of the Fund.
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended April 30, 2025, the Adviser waived fees of $22.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

15

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$12,159,395	$-	$-	$12,159,395
Money Market Funds	56,814	896,980	-	953,794
Total Investments	$12,216,209	$896,980	$-	$13,113,189
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2024, as follows:
No expiration
Short-Term	Long-Term	Total*
$-	$-	$-

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended April 30, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $5,770,867 and $5,615,963, respectively.
For the six months ended April 30, 2025, in-kind transactions associated with creations and redemptions were $2,090,051 and $120,377, respectively.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

16

As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$1,191,818
Aggregate unrealized (depreciation) of investments	(525,066)
Net unrealized appreciation of investments	$666,752
Cost of investments for tax purposes is $12,446,437.
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 8—Capital
Shares are issued and redeemed by the Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Fund.
To the extent that the Fund issues or redeems Creation Units in-kind, the Fund may issue Shares in advance of receipt of the underlying securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.
NOTE 9—Subsequent Event
The Fund previously operated as a “non-transparent” ETF, meaning it did not publicly disclose its portfolio holdings on a daily basis pursuant to an exemptive order from the U.S. Securities and Exchange Commission (the “Order”). At a meeting held on March 13, 2025, the Board of Trustees of the Trust approved a change to the Fund’s structure from a “non-transparent” ETF to a “transparent” ETF that discloses its portfolio holdings daily and operates in reliance on Rule 6c-11 under the 1940 Act. This change in the Fund’s structure became effective on May 13, 2025 (the “Effective Date”).
In connection with this change to a fully “transparent” structure, the Fund changed as follows on the Effective Date:
The Fund no longer publishes on its website a “Tracking Basket” (comprised of Strategy Components, Representative ETFs, and cash and cash equivalents) and “Tracking Basket Weight Overlap”, which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of NAV per share at the end of the prior business day.
The Fund issues and redeems Creation Units generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also continues to reserve the right to permit or require Creation Units to be issued or redeemed in exchange for cash.
The Fund no longer operates in reliance on the Order, which had restricted its investments to exchange-traded instruments, cash and cash equivalents and prohibited the Fund from investing in securities that were considered illiquid investments and penny stocks. These limitations required by the Order have been removed.
The Fund’s investment objective and principal investment strategies did not change as a result of these changes.

17

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco AAA CLO Floating Rate Note ETF
Invesco Active U.S. Real Estate ETF
Invesco High Yield Bond Factor ETF
Invesco High Yield Select ETF
Invesco Real Assets ESG ETF
Invesco Rochester High Yield Municipal ETF
Invesco S&P 500® Downside Hedged ETF
Invesco Short Duration Total Return Bond ETF
Invesco Total Return Bond ETF
Invesco Variable Rate Investment Grade ETF
Also at the April 24, 2025 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers: Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”); with respect to each of the following Funds (the “Sub-Advisory Agreement”):
Invesco AAA CLO Floating Rate Note ETF
Invesco Active U.S. Real Estate ETF
Invesco High Yield Bond Factor ETF
Invesco High Yield Select ETF
Invesco Real Assets ESG ETF
Invesco Rochester High Yield Municipal ETF
Invesco Short Duration Total Return Bond ETF
Invesco Total Return Bond ETF
Invesco Variable Rate Investment Grade ETF
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.  The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.
The Trustees reviewed information on the performance of Invesco AAA CLO Floating Rate Note ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and JP Morgan CLOIE AAA Total Return Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year and since-inception (December 9, 2022) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for each period, performed the same as the JP Morgan CLOIE AAA Total Return Index for the one-year period and outperformed the JP Morgan CLOIE AAA Total Return Index for the since-inception period.  The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for each period.  In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco AAA CLO Floating Rate Note ETF for the one-year period ended December 31, 2024.  The Adviser explained the factors that detracted from the Fund’s performance during the period.
The Trustees reviewed information on the performance of Invesco Active U.S. Real Estate ETF, its benchmark indexes (FTSE NAREIT All Equity REITs Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (November 20, 2008) periods ended December 31, 2024.  Based on the information

18

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
provided, the Trustees noted that the Fund underperformed both benchmark indexes for each period.  The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year, three-year and five-year periods, and the Fund ranked in the 3rd quartile of its Lipper peer group for the ten-year and since-inception periods.  In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco Active U.S. Real Estate ETF for the one-year period ended December 31, 2024.  The Adviser explained the factors that detracted from the Fund’s performance during the period.
The Trustees reviewed information on the performance of Invesco High Yield Bond Factor ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 2, 2020) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for each period, outperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index for the one-year period and underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index for the three-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco High Yield Select ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for each period, outperformed the Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index for the one-year period and underperformed the Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index for the since-inception period.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year period and in the 4th quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco Rochester High Yield Municipal ETF, its benchmark indexes (S&P Municipal Bond 50% Investment Grade/50% High Yield Index, S&P Municipal Bond High Yield Index and S&P Municipal Bond Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed the S&P Municipal Bond 50% Investment Grade/50% High Yield Index for the one-year period, underperformed the S&P Municipal Bond 50% Investment Grade/50% High Yield Index for the since-inception period, underperformed the S&P Municipal Bond High Yield Index for each period and outperformed the S&P Municipal Bond Index for each period.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco Real Assets ESG ETF, its benchmark indexes (S&P U.S., Canada & Mexico Real Assets Equity Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 22, 2020) periods ended December 31, 2024. Based on the information provided, the Trustees noted that the Fund outperformed the S&P U.S., Canada & Mexico Real Assets Equity Index for the one-year and three-year periods, underperformed the S&P U.S., Canada & Mexico Real Assets Equity Index for the since-inception period, underperformed the S&P 500® Index for the one-year and three-year periods and outperformed the S&P 500® Index for the since-inception period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco S&P 500® Downside Hedged ETF, its benchmark indexes (S&P 500® Dynamic VEQTOR Index, S&P 500® Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (December 6, 2012) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund underperformed the S&P 500® Dynamic VEQTOR Index and the S&P 500® Index for each period, outperformed the U.S. 3-Month Treasury Bill Index for the one-year, five-year, ten-year and since-inception periods and underperformed the U.S. 3-Month Treasury Bill Index for the three-year period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year, five-year, ten-year and since-inception periods and ranked in the 3rd quartile of its Lipper peer group for the three-year period.
The Trustees reviewed information on the performance of Invesco Short Duration Total Return Bond ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Government and Credit 1-3 Year Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2024.  Based on the

19

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
information provided, the Trustees noted that the Fund outperformed both benchmark indexes for each period.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco Total Return Bond ETF, its benchmark index (Bloomberg U.S. Aggregate Bond Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (February 10, 2016) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for the one-year, five-year and since-inception periods and underperformed its benchmark for the three-year period. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year, five-year and since-inception periods, and in the 3rd quartile of its Lipper peer group for the three-year period.  The Trustees considered that the Fund was created in connection with the purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.
The Trustees reviewed information on the performance of Invesco Variable Rate Investment Grade ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg US Floating Rate Note Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (September 22, 2016) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed both benchmark indexes for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and, for all Funds except Invesco S&P 500® Downside Hedged ETF, the Sub-Advisers.  The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco AAA CLO Floating Rate Note ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.19% of the Fund’s average daily net assets for Invesco AAA CLO Floating Rate Note ETF;
●
0.30% of the Fund’s average daily net assets for Invesco Short Duration Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF;
●
0.35% of the Fund’s average daily net assets for Invesco Active U.S. Real Estate ETF and Invesco Total Return Bond ETF;
●
0.39% of the Fund’s average daily net assets for Invesco S&P 500® Downside Hedged ETF, Invesco High Yield Bond Factor ETF and Invesco Rochester High Yield Municipal ETF;
●
0.48% of the Fund’s average daily net assets for Invesco High Yield Select ETF; and
●
0.59% of the Fund’s average daily net assets for Invesco Real Assets ESG ETF.
The Trustees considered that on March 13, 2025 the Adviser proposed and the Board of Trustees approved a permanent reduction in the annual unitary advisory fee rate for Invesco Real Assets ESG ETF from 0.59% to 0.58% of the Fund’s average daily net assets, effective May 13, 2025.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF peers and open-end index peer funds, as illustrated in the table below.  The Trustees also noted that the net

20

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
expense ratios for all Funds were equal to or lower than the median net expense ratios of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Equal to/ Lower than Open-End Active Fund Peer Median
Invesco AAA CLO Floating Rate Note ETF	X	N/A	X
Invesco Active U.S. Real Estate ETF	X		X
Invesco High Yield Bond Factor ETF	X	X	X
Invesco High Yield Select ETF	X	X	X
Invesco Real Assets ESG ETF	X	N/A	X
Invesco Rochester High Yield Municipal ETF	X	N/A	X
Invesco S&P 500® Downside Hedged ETF	X	N/A	X
Invesco Short Duration Total Return Bond ETF			X
Invesco Total Return Bond ETF	X		X
Invesco Variable Rate Investment Grade ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have investment strategies comparable to those of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory was reasonable and appropriate in light of the services provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco

21

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco AAA CLO Floating Rate Note ETF, Invesco Active U.S. Real Estate ETF, Invesco High Yield Bond Factor ETF, Invesco High Yield Select ETF, Invesco Real Assets ESG ETF, Invesco Rochester High Yield Municipal ETF, Invesco Short Duration Total Return Bond ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF (each such Fund, a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”) at a meeting held on April 24, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided to each Sub-Advised Fund under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco AAA CLO Floating Rate Note ETF’s, Invesco Active U.S. Real Estate ETF’s, Invesco High Yield Bond Factor ETF’s, Invesco High Yield Select ETF’s, Invesco Real Assets ESG ETF’s, Invesco Rochester High Yield Municipal ETF, Invesco Short Duration Total Return Bond ETF’s, Invesco Total Return Bond ETF’s and Invesco Variable Rate Investment Grade ETF’s assets and the experience and skills of the investment personnel responsible for the day-to-day management of such Sub-Advised Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Sub-Advisers to each Sub-Advised Fund under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fee relates to the overall advisory fee for each Sub-Advised Fund and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. in connection with the March 13 and April 24, 2025 Board Meetings, and Invesco Advisers, Inc. in connection with the April 24, 2025 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to each Sub-Advised Fund.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for each Sub-Advised Fund, the Trustees considered the extent to which economies of scale may be realized as each Sub-Advised Fund grows and whether fee levels reflect economies of scale for the benefit of the Sub-Advised Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for each Sub-Advised Fund was reasonable in relation to the asset size (if any) of the Sub-Advised Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Sub-Advised Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Sub-Advised Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Sub-Advised Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees considered that Invesco Advisers, Inc. may participate in soft-dollar arrangements for Invesco Real Assets ESG ETF, but that the Sub-Advisers otherwise generally do not use or generate soft-dollars with respect to the Sub-Advised Funds.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with the Sub-Advised Funds.  The Board concluded that the sub-advisory fee with respect to each Sub-Advised Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

22

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for each Sub-Advised Fund.  No single factor was determinative in the Board’s analysis.

23

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Fund’s trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

24

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-AMNT-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2025
IMF	Invesco Managed Futures Strategy ETF

2

Invesco Managed Futures Strategy ETF (IMF)
April 30, 2025
(Unaudited)
Consolidated Schedule of Investments(a)

	Shares	Value
Money Market Funds-86.68%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.26%(b)(c)	205,726,250	$205,726,251
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 4.14%(b)(c)	59,453,331	59,453,331
TOTAL INVESTMENTS IN SECURITIES-86.68% (Cost $265,179,582)		265,179,582
OTHER ASSETS LESS LIABILITIES-13.32%		40,744,932
NET ASSETS-100.00%		$305,924,514

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$315,065,440	$(109,339,189)	$-	$-	$205,726,251	$703,787
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	-	71,860,584	(12,407,253)	-	-	59,453,331	203,577
Total	$-	$386,926,024	$(121,746,442)	$-	$-	$265,179,582	$907,364

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
COMEX E-Micro Gold	1,011	June-2025	$33,556,101	$753,445	$753,445
Natural Gas	123	December-2025	5,704,740	(1,843)	(1,843)
Silver	74	July-2025	12,146,360	(139,251)	(139,251)
Soybean Oil	707	July-2025	20,773,074	334,802	334,802
Subtotal—Commodity Risk				947,153	947,153
Currency Risk
CME British Pound Currency	639	June-2025	53,284,613	607,756	607,756
CME Euro Foreign Exchange Currency	433	June-2025	61,594,250	(151,843)	(151,843)
CME Japanese Yen Currency	224	June-2025	19,716,200	15,946	15,946
CME New Zealand Dollar Currency	70	June-2025	4,162,900	(9,035)	(9,035)
CME Swiss Franc Currency	378	June-2025	57,725,325	49,149	49,149
Subtotal—Currency Risk				511,973	511,973
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

3

Invesco Managed Futures Strategy ETF (IMF)—(continued)
April 30, 2025
(Unaudited)
Open Futures Contracts(a)—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Eurex DAX Index	32	June-2025	$20,556,996	$918,020	$918,020
EURO STOXX 50	323	June-2025	18,751,393	1,487	1,487
FTSE 100 Index	182	June-2025	20,575,767	(27,485)	(27,485)
FTSE/MIB Index	89	June-2025	18,747,960	807,911	807,911
HKG Hang Seng Index	125	May-2025	17,800,495	94,424	94,424
MEFF Madrid IBEX 35 Index	165	May-2025	24,846,957	620,012	620,012
MSCI Emerging Markets Index	188	June-2025	10,434,000	(2,823)	(2,823)
S&P/TSX 60 Index	94	June-2025	20,347,499	265,351	265,351
Tokyo Stock Price Index	26	June-2025	4,856,772	(4,630)	(4,630)
Subtotal—Equity Risk				2,672,267	2,672,267
Interest Rate Risk
Australia 10 Year Bonds	385	June-2025	28,322,464	121,422	121,422
Canada 10 Year Bonds	155	June-2025	13,876,276	(349)	(349)
Euro-Bobl	267	June-2025	36,309,187	87,291	87,291
EURO-BTP	315	June-2025	43,073,012	330,356	330,356
Euro-Schatz	371	June-2025	45,365,974	13,944	13,944
SFE 3 Year Australian Bonds	1,067	June-2025	73,496,230	256,480	256,480
U.S. Treasury 10 Year Notes	219	June-2025	24,575,906	(1,892)	(1,892)
U.S. Treasury 2 Year Notes	175	June-2025	36,425,977	108,678	108,678
U.S. Treasury 5 Year Notes	333	June-2025	36,362,039	134,059	134,059
Subtotal—Interest Rate Risk				1,049,989	1,049,989
Subtotal—Long Futures Contracts				5,181,382	5,181,382
Short Futures Contracts
Commodity Risk
Brent Crude Oil	189	August-2025	(11,466,630)	638,237	638,237
Corn	308	July-2025	(7,322,700)	(1,274)	(1,274)
Gasoline RBOB	99	June-2025	(8,389,597)	60,311	60,311
LME Copper	19	December-2025	(4,319,099)	(80,115)	(80,115)
LME Primary Aluminum	356	June-2025	(21,357,063)	289,042	289,042
Low Sulphur Gasoil	222	June-2025	(13,286,700)	374,610	374,610
New York Harbor Ultra-Low Sulfur Diesel	150	June-2025	(12,611,340)	386,999	386,999
Soybean	302	July-2025	(15,771,950)	6,148	6,148
Soybean Meal	572	July-2025	(17,045,600)	295,566	295,566
Wheat	566	July-2025	(15,020,225)	769,971	769,971
WTI Crude Oil	189	August-2025	(10,808,910)	619,340	619,340
Subtotal—Commodity Risk				3,358,835	3,358,835
Interest Rate Risk
Euro-Bund	298	June-2025	(44,640,693)	(38,764)	(38,764)
Euro-Buxl	199	June-2025	(28,073,077)	(372,292)	(372,292)
Euro-OAT	51	June-2025	(7,283,888)	(40,211)	(40,211)
Long Gilt	260	June-2025	(32,477,819)	(617,227)	(617,227)
U.S. Treasury Long Bonds	250	June-2025	(29,156,250)	(425,867)	(425,867)
Subtotal—Interest Rate Risk				(1,494,361)	(1,494,361)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4

Invesco Managed Futures Strategy ETF (IMF)—(continued)
April 30, 2025
(Unaudited)
Open Futures Contracts(a)—(continued)
Short Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
Canadian Dollar	82	June-2025	$(5,962,630)	$(27,975)	$(27,975)
CME Australian Dollar Currency	456	June-2025	(29,215,920)	(294,690)	(294,690)
Subtotal—Currency Risk				(322,665)	(322,665)
Equity Risk
E-Mini Russell 2000 Index	151	June-2025	(14,871,990)	(106,142)	(106,142)
E-Mini S&P 500 Index	36	June-2025	(10,056,600)	(55,546)	(55,546)
Euronext CAC 40 Index	80	May-2025	(6,849,149)	(196,311)	(196,311)
OML Stockholm OMXS30 Index	745	May-2025	(18,650,297)	(562,624)	(562,624)
SPI 200 Index	23	June-2025	(2,995,554)	(57,068)	(57,068)
Subtotal—Equity Risk				(977,691)	(977,691)
Subtotal—Short Futures Contracts				564,118	564,118
Total Futures Contracts				$5,745,500	$5,745,500

(a)	Futures contracts collateralized by $46,467,617 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5

Consolidated Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Invesco Managed Futures Strategy ETF (IMF)
Assets:
Affiliated investments in securities, at value	$265,179,582
Other investments:
Unrealized appreciation on LME futures contracts	208,927
Cash	19,804
Deposits with brokers:
Cash collateral-futures contracts	46,467,617
Receivable for:
Dividends	789,054
Expenses absorbed	31,521
Total assets	312,696,505
Liabilities:
Payable for:
Variation margin on non-LME futures contracts	5,525,406
LME futures contracts	1,112,892
Accrued unitary management fees	133,693
Total liabilities	6,771,991
Net Assets	$305,924,514
Net assets consist of:
Shares of beneficial interest	$334,333,912
Distributable earnings (loss)	(28,409,398)
Net Assets	$305,924,514
Shares outstanding (unlimited amount authorized, $0.01 par value)	7,040,001
Net asset value	$43.46
Market price	$43.49
Affiliated investments in securities, at cost	$265,179,582
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6

Consolidated Statement of Operations
For the period ended April 30, 2025
(Unaudited)

Invesco Managed Futures Strategy ETF (IMF)(a)
Investment income:
Unaffiliated interest income	$6,321
Affiliated dividend income	907,364
Total investment income	913,685
Expenses:
Unitary management fees	150,125
Less: Waivers	(35,419)
Net expenses	114,706
Net investment income	798,979
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,965
Foreign currencies	(202,313)
Futures contracts	(34,482,823)
Net realized gain (loss)	(34,683,171)
Change in net unrealized appreciation (depreciation) of:
Foreign currencies	(270,706)
Futures contracts	5,745,500
Change in net unrealized appreciation	5,474,794
Net realized and unrealized gain (loss)	(29,208,377)
Net increase (decrease) in net assets resulting from operations	$(28,409,398)

(a)	For the period March 17, 2025 (commencement of investment operations) through April 30, 2025.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7

Consolidated Statement of Changes in Net Assets
For the period ended April 30, 2025
(Unaudited)

Invesco Managed Futures Strategy ETF (IMF)
Period Ended April 30, 2025(a)
Operations:
Net investment income	$798,979
Net realized gain (loss)	(34,683,171)
Change in net unrealized appreciation	5,474,794
Net increase (decrease) in net assets resulting from operations	(28,409,398)
Shareholder Transactions:
Proceeds from shares sold	334,333,912
Net increase in net assets resulting from share transactions	334,333,912
Net increase in net assets	305,924,514
Net assets:
Beginning of period	-
End of period	$305,924,514
Changes in Shares Outstanding:
Shares sold	7,040,001
Shares outstanding, beginning of period	-
Shares outstanding, end of period	7,040,001

(a)	For the period March 17, 2025 (commencement of investment operations) through April 30, 2025.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8

Consolidated Financial Highlights
Invesco Managed Futures Strategy ETF (IMF)
For the Period March 17, 2025(a) Through April 30, 2025 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$50.00
Net investment income(b)	0.18
Net realized and unrealized gain (loss) on investments	(6.72)
Total from investment operations	(6.54)
Net asset value at end of period	$43.46
Market price at end of period(c)	$43.49
Net Asset Value Total Return(d)	(13.08)%(e)
Market Price Total Return(d)	(13.02)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$305,925
Ratio to average net assets of:
Expenses, after Waivers(f)	0.50%(g)
Expenses, prior to Waivers(f)	0.65%(g)
Net investment income	3.46%(g)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (March 19, 2025, the first day of trading on the exchange) to April 30, 2025 was (13.85)%. The market price total return from Fund Inception to April 30, 2025 was (13.61)%.

(f)
In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying fund in which the Fund invests. Indirect expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying fund and are deducted from the value of the fund your Fund invests in. The effect of the underlying fund expenses that you bear indirectly is included in your
Fund’s total return. For the period ended April 30, 2025, indirect net expenses paid were 0.10%.

(g)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9

Notes to Consolidated Financial Statements
Invesco Actively Managed Exchange-Traded Fund Trust
April 30, 2025
(Unaudited)
NOTE 1—Organization
Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes Invesco Managed Futures Strategy ETF (IMF) (the "Fund") and the Invesco Managed Futures Strategy Cayman Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands.
The Fund represents a separate series of the Trust. The shares of the Fund are referred to herein as "Shares" or "Fund’s Shares." The Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash, though the Fund reserves the right to issue and redeem Creation Units in exchange for a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by authorized participants (“APs”), Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek long term capital appreciation. The Fund’s investment in its Subsidiary is expected to provide the Fund with exposure to commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its consolidated financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for

10

certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

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C.
Country Determination - For the purposes of presentation in the Consolidated Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays Invesco Advisers, Inc.’s (the "Affiliated Sub-Adviser" or "Invesco") fees and substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
To the extent the Fund invests in other investment companies, the expenses shown in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. All inter-company accounts and transactions have been eliminated in consolidation. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Also, under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee

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and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
K.
Futures Contracts - The Fund will enter into futures contracts to simulate full investment in securities or manage exposure to equity, interest rate, commodities, and market price movements and/or currency risks and provide exposure to markets and indexes.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, index, commodity or financial instrument for a specified price at a future date. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on commodity futures contracts that do not trade on the London Metals Exchange (the "LME"), depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Consolidated Statement of Assets and Liabilities. The Fund may utilize excess cash or otherwise transfer cash to the broker to satisfy variation margin requirements. For LME contracts, subsequent variation margin payments are not made and the value of the contracts is presented as net unrealized appreciation (depreciation) on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net

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realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations.
For settlement of LME commodity futures contracts, cash is not transferred until the settled futures contracts expire. Net realized gains or losses on LME contracts which have been closed out but for which the contract has not yet expired are reflected as a receivable or payable on the Consolidated Statement of Assets and Liabilities.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Fund had made a redemption in-kind. To the extent any transaction costs are not offset by transaction fees imposed on APs, such costs may decrease the Fund’s net asset value. These costs may also decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.
Commodity-Linked Derivatives Risk. Investments linked to the prices of commodities may be considered speculative. The Fund’s significant investment exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. Therefore, the value of such instruments may be volatile and fluctuate widely based on a variety of macroeconomic factors or commodity-specific factors. At times, price fluctuations may be quick and significant and may not correlate to price movements in other asset classes, such as stocks, bonds and cash.
Commodity Pool Risk. The Subsidiary’s investments in futures contracts have caused it and the Fund to be deemed commodity pools, thereby subjecting the Subsidiary and the Fund to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission ("CFTC") rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage both the Fund and the Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund or the Subsidiary. Registration as a commodity pool may have negative effects on the ability of the Fund or the Subsidiary to engage in its planned investment program. Additionally, the Subsidiary’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.
Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying reference asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures

14

contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements; (vi) the possibility that a failure to close a position may result in the Fund receiving an illiquid asset; and (vii) unfavorable execution prices from rapid selling.
Interest Rate Risk. The Fund’s investments in U.S. Government securities and commercial paper will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes.
Leveraging Risk. The Fund’s use of futures contracts will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of the reference asset underlying an instrument, which means the Fund will have the potential for greater losses than if the Fund did not use instruments with a leveraging effect. Leveraging may cause the Fund’s net asset value to experience heightened volatility.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. There is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time, which may make it difficult for the Fund to sell them at an acceptable price, purchase a sufficient quantity at an acceptable price, or to accurately value them.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Affiliated Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with its Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act; therefore the Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.
Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company (“RIC”) and be subject to federal income tax at the Fund level. As a RIC, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code. The IRS has issued a number of private letter rulings to other RICs (upon which only the Fund that received the private letter ruling can rely), which indicate that income from the Fund’s investment in certain commodity-linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the portion of such rulings relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a RIC.) Accordingly, the Fund may invest in certain commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a RIC for one or more years. In this event, the Fund’s Board may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to

15

reasonable cause and not willful neglect. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.
Valuation Time Risk. Because foreign exchanges may be open on days when a Fund does not price its Shares, the value of the non-U.S. securities in a Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs, providing certain clerical, bookkeeping and other administrative services, and oversight of the Affiliated Sub-Adviser.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays the Affiliated Sub-Adviser’s fees and substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Adviser. The sub-advisory fee for the Fund is paid by the Adviser to the Affiliated Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of the Fund.
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the period March 17, 2025 (commencement of investment operations) through April 30, 2025, the Adviser waived fees of $35,419.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

16

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of April 30, 2025, all of the securities in the Fund were valued based on Level 1 inputs (see the Consolidated Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 5—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which the Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
Value
Derivative Assets	Commodity Risk	Currency Risk	Equity Risk	Interest Rate Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$4,528,471	$672,851	$2,707,205	$1,052,230
Derivatives not subject to master netting agreements	(4,528,471)	(672,851)	(2,707,205)	(1,052,230)
Total Derivative Assets subject to master netting agreements	$-	$-	$-	$-
Value
Derivative Liabilities	Commodity Risk	Currency Risk	Equity Risk	Interest Rate Risk
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$(222,483)	$(483,543)	$(1,012,629)	$(1,496,602)
Derivatives not subject to master netting agreements	222,483	483,543	1,012,629	1,496,602
Total Derivative Liabilities subject to master netting agreements	$-	$-	$-	$-

(a)
Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the
Consolidated Statement of Assets and Liabilities for non-LME futures contracts.

Effect of Derivative Investments for the period March 17, 2025 (commencement of investment operations) through April 30, 2025
The table below summarizes the Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Consolidated Statement of Operations
	Commodity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$(7,981,548)	$(1,993,432)	$(19,560,741)	$(4,947,102)	$(34,482,823)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	4,305,988	189,308	1,694,576	(444,372)	5,745,500
Total	$(3,675,560)	$(1,804,124)	$(17,866,165)	$(5,391,474)	$(28,737,323)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$840,657,071

17

NOTE 6—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) purchased or sold by the Fund during the period March 17, 2025 (commencement of investment operations) through April 30, 2025.
In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period. As of April 30, 2025, the cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation (depreciation) was $4,377,418 consisting of gross appreciation of $10,194,940 and gross depreciation of $(5,817,522).
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 8—Capital
Shares are issued and redeemed by the Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Fund.
To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Consolidated Statement of Changes in Net Assets.

18

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on March 13, 2025, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Advisory Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Managed Futures Strategy ETF, Invesco International Growth Focus ETF, Invesco QQQ Hedged Advantage ETF and Invesco Comstock Contrarian Equity ETF (each, a “Fund” and collectively, the “Funds”) and the Investment Sub-Advisory Agreement for each Fund, between the Adviser and the following seven affiliated sub-advisers (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc. (as the initial sub-adviser for each Fund); Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).
Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”).  The Trustees considered information regarding each Fund’s investment objective, strategies and process.  The Trustees noted other information the Board received and considered describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s and Sub-Advisers’ portfolio transaction policies and procedures.  Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and the Sub-Advisers.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for each Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and to Adviser-identified select peer funds, as applicable.  The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratios of its Lipper peer groups and a select peer group as shown below:
Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco Managed Futures Strategy ETF	Lower than median (12)	N/A	Lower than median (19)	Lower than median (4)
Invesco International Growth Focus ETF	Lower than median (11)	Higher than median (2)	Lower than median (82)	Lower than median (4)

19

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco QQQ Hedged Advantage ETF	Lower than median (210)	Lower than median (4)	Lower than median (17)	Lower than median (4)
Invesco Comstock Contrarian Equity ETF	Lower than median (24)	Higher than median (12)	Lower than median (161)	Lower than median (4)
Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fees, the Trustees also considered the sub-advisory fees to be paid by the Adviser for each Fund.  The Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations.  However, the Trustees noted other information the Board received and considered regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for each Fund.  The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of each Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as each Fund’s distributor and will be paid a distribution fee by the Adviser.  The Board concluded that each Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the Sub-Advisory Agreement for each Fund at a meeting held on March 13, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services to be provided to each Fund under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services to be provided by each Sub-Adviser, the investment approach of each Sub-Adviser whose investment personnel will manage the Funds, and the investment personnel who will be responsible for the day-to-day management of each Fund.  The Board considered additional information it received regarding each Fund’s investment strategy during presentations from certain of the initial sub-adviser’s portfolio managers for the Funds at the Board’s December 12, 2024 meeting.
Based on its review, the Board concluded that the nature, extent and quality of services to be provided by the Sub-Advisers to each Fund under the Sub-Advisory Agreement were expected to be appropriate and reasonable.
Fees and Expenses.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fees to be charged by the

20

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each Fund and noted that the Adviser will compensate the Sub-Advisers from its fee.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Advisory Agreement for each Fund, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of the Fund, and they concluded that the flat sub-advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. will receive management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser will waive its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees considered that Invesco Advisers, Inc. may use or generate soft-dollars with respect to the Invesco International Growth Focus ETF and the Invesco Comstock Contrarian Equity ETF.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they would derive from their relationships with the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits expected to be received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

21

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Fund’s trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

22

©2025 Invesco Capital Management LLC
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P-MF-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2025
IROC	Invesco Rochester High Yield Municipal ETF (formerly, Invesco Municipal Strategic Income ETF)

2

Invesco Rochester High Yield Municipal ETF (IROC)
April 30, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.34%
Alabama-1.58%
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC), Series 2024, RB(a)	5.00%	06/01/2054	$500	$475,017
Arizona-1.60%
Pima (County of), AZ Industrial Development Authority (American Leadership Academy) (The), Series 2022, Ref. RB(b)	4.00%	06/15/2031	500	479,488
Arkansas-1.69%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds), Series 2023, RB(a)	5.70%	05/01/2053	500	506,898
California-6.70%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB(a)(b)(c)	9.50%	01/01/2035	500	482,898
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.), Series 2023, RB(a)(b)	5.00%	07/01/2038	500	516,978
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB(b)	6.25%	07/01/2054	500	515,086
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2034	500	500,206
				2,015,168
Colorado-1.59%
Centerra Metropolitan District No. 1 (In the City of Loveland), Series 2017, RB(b)	5.00%	12/01/2037	500	476,641
District of Columbia-1.08%
District of Columbia (Provident Group - Howard Properties LLC), Series 2013, RB	5.00%	10/01/2045	350	324,719
Florida-7.28%
Capital Projects Finance Authority (Millenia Orlando), Series 2025 A, RB(b)	6.75%	01/01/2045	500	492,967
Capital Trust Authority (St.Johns Classical Academy, Inc.), Series 2025, Ref. RB(b)	5.13%	06/15/2050	250	232,654
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB(a)(b)(c)	12.00%	07/15/2028	250	259,520
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB(a)	5.50%	07/01/2053	500	500,325
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group), Series 2024 B-3, RB	4.13%	11/15/2029	200	198,738
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	500	504,026
				2,188,230
Illinois-5.63%
Chicago (City of), IL Board of Education, Series 2012 B, Ref. GO Bonds	5.00%	12/01/2033	500	500,041
Chicago (City of), IL Board of Education, Series 2015 C, GO Bonds	5.25%	12/01/2035	500	499,889
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	445	444,996
Marion (City of), IL (Star Bond District Project Area No. 1), Series 2025, RB	6.38%	06/01/2045	250	245,948
				1,690,874
Indiana-2.49%
Indiana (State of) Finance Authority (U.S. Steel Corp.), Series 2021 A, Ref. RB	4.13%	12/01/2026	500	498,101
Whiting (City of), IN (BP Products North America, Inc.), Series 2015, RB(a)(c)	4.40%	06/10/2031	250	250,627
				748,728
Iowa-1.75%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(c)(d)	4.00%	12/01/2032	500	524,896
Kentucky-1.64%
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	500	493,948
Louisiana-2.59%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB(a)	5.75%	09/01/2064	750	778,609
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Rochester High Yield Municipal ETF (IROC)—(continued)
April 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-3.30%
Maryland Economic Development Corp. (Purple Line) (Green Bonds), Series 2022 A, RB(a)	5.00%	11/12/2028	$500	$503,663
Rockville (City of), MD (Ingleside at King Farm), Series 2017 A-1, Ref. RB	5.00%	11/01/2037	500	489,524
				993,187
Massachusetts-1.66%
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.), Series 2025, RB	5.25%	07/01/2055	500	500,072
Michigan-1.65%
Michigan (State of) Strategic Fund (Green Bonds), Series 2021, RB(a)(c)	4.00%	10/01/2026	500	497,286
New Jersey-1.61%
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB	5.00%	06/01/2046	500	485,393
New York-9.43%
Build NYC Resource Corp. (Brooklyn Navy Yard), Series 2019, Ref. RB, (LOC - Santander Bank N.A.)(a)(b)(e)	5.25%	12/31/2033	250	247,082
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2021, Ref. RB(a)	3.00%	08/01/2031	500	462,916
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB(a)	6.00%	06/30/2054	500	524,396
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB(a)	6.00%	04/01/2035	1,000	1,091,753
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB(a)	5.50%	12/31/2060	500	507,933
				2,834,080
North Dakota-1.34%
Ward (County of), ND (Trinity Obligated Group), Series 2017 C, RB	5.00%	06/01/2034	410	403,710
Ohio-3.15%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB	5.00%	06/01/2055	500	436,967
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments), Series 2025, RB(b)	5.70%	08/01/2043	500	509,728
				946,695
Oregon-2.49%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB(a)	5.25%	07/01/2039	700	747,242
Pennsylvania-4.93%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB	5.00%	05/01/2033	525	550,081
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation LLC), Series 2023 B, Ref. RB	4.10%	06/01/2029	400	399,513
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB(a)	5.50%	06/30/2038	500	530,887
				1,480,481
Puerto Rico-3.29%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2033	500	477,816
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2022 A, Ref. RB(b)	5.00%	07/01/2028	500	510,262
				988,078
South Carolina-1.74%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB(c)	5.25%	08/01/2031	500	523,345
Texas-8.52%
Arlington Higher Education Finance Corp. (Newman International Academy), Series 2021, RB	5.00%	08/15/2051	150	106,025
Harris County Industrial Development Corp. (Energy Transfer L.P.), Series 2023, Ref. RB(c)	4.05%	06/01/2033	250	246,939
Houston (City of), TX, Series 2023 A, Ref. RB, (INS - AGM)(a)(f)	5.25%	07/01/2048	500	513,840
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB(a)	4.00%	07/15/2041	500	449,613
Houston (City of), TX (United Airlines, Inc.), Series 2024 B, RB(a)	5.50%	07/15/2038	500	505,972
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(a)(b)	4.63%	10/01/2031	500	496,294
New Hope Cultural Education Facilities Finance Corp., Series 2025 A, RB	6.50%	10/01/2060	250	243,665
				2,562,348
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Rochester High Yield Municipal ETF (IROC)—(continued)
April 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-1.55%
Black Desert Public Infrastructure District, Series 2021 A, GO Bonds(b)	3.25%	03/01/2031	$500	$466,217
Virgin Islands-0.84%
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development), Series 2024 A, RB(b)	6.00%	04/01/2053	250	251,412
Virginia-5.00%
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), Series 2019 A, RB	5.00%	01/01/2034	500	495,828
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023 B-3, RB	5.38%	09/01/2029	1,000	1,006,729
				1,502,557
Washington-4.95%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2043	500	501,513
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2048	500	484,073
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	500	500,903
				1,486,489
West Virginia-0.82%
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.), Series 2025, Ref. RB(a)(b)(c)	5.45%	03/27/2035	250	247,842
Wisconsin-5.45%
Public Finance Authority (KSU Bixby Real Estate Foundation LLC), Series 2025, RB	5.25%	06/15/2055	500	503,986
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System), Series 2019, Ref. RB	5.00%	11/01/2046	500	450,341
Wisconsin (State of) Public Finance Authority, Series 2024, RB(c)(d)	5.50%	06/01/2025	500	500,756
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.00%	12/01/2027	180	182,101
				1,637,184
Total Municipal Obligations (Cost $29,046,571)				29,256,834
			Shares
Money Market Funds-4.51%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.26%(g)(h) (Cost $1,354,973)			1,354,973	1,354,973
TOTAL INVESTMENTS IN SECURITIES(i)-101.85% (Cost $30,401,544)				30,611,807
OTHER ASSETS LESS LIABILITIES-(1.85%)				(555,761)
NET ASSETS-100.00%				$30,056,046

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Rochester High Yield Municipal ETF (IROC)—(continued)
April 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $6,185,069, which represented 20.58% of the Fund’s Net Assets.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$4,536,459	$(3,181,486)	$-	$-	$1,354,973	$4,930

(h)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(i)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)
Invesco Rochester High YieldMunicipal ETF (IROC)
Assets:
Unaffiliated investments in securities, at value	$29,256,834
Affiliated investments in securities, at value	1,354,973
Receivable for:
Dividends and interest	428,203
Expenses absorbed	113
Total assets	31,040,123
Liabilities:
Payable for:
Investments purchased	974,415
Accrued unitary management fees	9,623
Accrued tax expenses	39
Total liabilities	984,077
Net Assets	$30,056,046
Net assets consist of:
Shares of beneficial interest	$30,006,669
Distributable earnings	49,377
Net Assets	$30,056,046
Shares outstanding (unlimited amount authorized, $0.01 par value)	600,001
Net asset value	$50.09
Market price	$50.32
Unaffiliated investments in securities, at cost	$29,046,571
Affiliated investments in securities, at cost	$1,354,973
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Invesco Rochester High YieldMunicipal ETF (IROC)
Investment income:
Unaffiliated interest income	$690,011
Affiliated dividend income	4,930
Total investment income	694,941
Expenses:
Unitary management fees	59,137
Less: Waivers	(204)
Net expenses	58,933
Net investment income	636,008
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investments	(82,430)
Change in net unrealized appreciation (depreciation) on unaffiliated investment securities	(580,893)
Net realized and unrealized gain (loss)	(663,323)
Net increase (decrease) in net assets resulting from operations	$(27,315)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	Invesco Rochester High Yield Municipal ETF (IROC)
	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Operations:
Net investment income	$636,008	$1,266,784
Net realized gain (loss)	(82,430)	(6,245)
Change in net unrealized appreciation (depreciation)	(580,893)	2,177,246
Net increase (decrease) in net assets resulting from operations	(27,315)	3,437,785
Distributions to Shareholders from:
Distributable earnings	(638,983)	(1,248,578)
Shareholder Transactions:
Proceeds from shares sold	-	1,035,084
Value of shares repurchased	-	(1,028,426)
Net increase in net assets resulting from share transactions	-	6,658
Net increase (decrease) in net assets	(666,298)	2,195,865
Net assets:
Beginning of period	30,722,344	28,526,479
End of period	$30,056,046	$30,722,344
Changes in Shares Outstanding:
Shares sold	-	20,000
Shares repurchased	-	(20,000)
Shares outstanding, beginning of period	600,001	600,001
Shares outstanding, end of period	600,001	600,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Financial Highlights
Invesco Rochester High Yield Municipal ETF (IROC)
	Six Months Ended April 30, 2025 (Unaudited)	Year ended October 31, 2024	For the Period December 7, 2022(a) Through October 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$51.20	$47.54	$50.00
Net investment income(b)	1.06	2.11	1.72
Net realized and unrealized gain (loss) on investments	(1.22)	3.63	(2.48)
Total from investment operations	(0.16)	5.74	(0.76)
Distributions to shareholders from:
Net investment income	(0.95)	(2.08)	(1.70)
Net asset value at end of period	$50.09	$51.20	$47.54
Market price at end of period(c)	$50.32	$51.21	$47.53
Net Asset Value Total Return(d)	(0.10)%	12.18%	(1.61)%(e)
Market Price Total Return(d)	0.33%	12.23%	(1.63)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,056	$30,722	$28,526
Ratio to average net assets of:
Expenses	0.39%(f)	0.39%	0.39%(f)
Net investment income	4.19%(f)	4.15%	3.82%(f)
Portfolio turnover rate(g)	48%	23%	87%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to October 31, 2023 was (1.67)%. The market price total return from Fund Inception to October 31, 2023 was (2.08)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Notes to Financial Statements
Invesco Actively Managed Exchange-Traded Fund Trust
April 30, 2025
(Unaudited)
NOTE 1—Organization
Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes Invesco Rochester High Yield Municipal ETF (IROC) (the "Fund"). Prior to February 24, 2025, the Fund’s name was Invesco Municipal Strategic Income ETF.
The Fund represents a separate series of the Trust. The shares of the Fund are referred to herein as "Shares" or "Fund’s Shares." The Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash, though the Fund reserves the right to issue and redeem Creation Units in exchange for a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by authorized participants (“APs”), Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek current income exempt from federal income tax.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing

11

price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the

12

Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays Invesco Advisers, Inc.’s (the "Affiliated Sub-Adviser" or "Invesco") fees and substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers

13

that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate and municipal fixed-income securities and other portfolio securities on a when issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.
K.
Other Risks
Alternative Minimum Tax Risk. Although the interest received from municipal securities generally is exempt from federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Fund could cause shareholders to be subject to, or result in an increased liability under, the federal alternative minimum tax.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Fund had made a redemption in-kind. To the extent any transaction costs are not offset by transaction fees imposed on APs, such costs may decrease the Fund’s net asset value. These costs may also decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.
Changing Fixed-Income Market Conditions Risk. Fluctuations in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and

14

reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.
Interest Rate Risk. Interest rate risk refers to the risk that fixed income securities’ prices generally fall as interest rates rise; conversely, fixed income securities’ prices generally rise as interest rates fall. Specific fixed income securities differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a fixed income security’s price to a one percent change in interest rates. Fixed income securities with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than fixed income securities with shorter durations.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Affiliated Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Municipal Issuer Focus Risk. The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
Municipal Securities Risk.  The Fund invests in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.

15

If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs, providing certain clerical, bookkeeping and other administrative services, and oversight of the Affiliated Sub-Adviser.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.39% of the Fund’s average daily net assets. Effective July 1, 2025, the Adviser has agreed to waive 100% of its unitary management fee for the Fund through June 30, 2026. Out of the unitary management fee, the Adviser pays the Affiliated Sub-Adviser’s fees and substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Adviser. The sub-advisory fee for the Fund is paid by the Adviser to the Affiliated Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of the Fund.
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended April 30, 2025, the Adviser waived fees of $204.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

16

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$-	$29,256,834	$-	$29,256,834
Money Market Funds	1,354,973	-	-	1,354,973
Total Investments	$1,354,973	$29,256,834	$-	$30,611,807
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2024, as follows:
No expiration
Short-Term	Long-Term	Total
$101,685	$-	$101,685
NOTE 6—Investment Transactions
For the six months ended April 30, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $14,403,146 and $13,606,836, respectively.
As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$419,788
Aggregate unrealized (depreciation) of investments	(209,525)
Net unrealized appreciation of investments	$210,263
Cost of investments for tax purposes is $30,401,544.
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 8—Capital
Shares are issued and redeemed by the Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Fund.
To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

17

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

18

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco AAA CLO Floating Rate Note ETF
Invesco Active U.S. Real Estate ETF
Invesco High Yield Bond Factor ETF
Invesco High Yield Select ETF
Invesco Real Assets ESG ETF
Invesco Rochester High Yield Municipal ETF
Invesco S&P 500® Downside Hedged ETF
Invesco Short Duration Total Return Bond ETF
Invesco Total Return Bond ETF
Invesco Variable Rate Investment Grade ETF
Also at the April 24, 2025 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers: Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”); with respect to each of the following Funds (the “Sub-Advisory Agreement”):
Invesco AAA CLO Floating Rate Note ETF
Invesco Active U.S. Real Estate ETF
Invesco High Yield Bond Factor ETF
Invesco High Yield Select ETF
Invesco Real Assets ESG ETF
Invesco Rochester High Yield Municipal ETF
Invesco Short Duration Total Return Bond ETF
Invesco Total Return Bond ETF
Invesco Variable Rate Investment Grade ETF
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.  The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.
The Trustees reviewed information on the performance of Invesco AAA CLO Floating Rate Note ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and JP Morgan CLOIE AAA Total Return Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year and since-inception (December 9, 2022) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for each period, performed the same as the JP Morgan CLOIE AAA Total Return Index for the one-year period and outperformed the JP Morgan CLOIE AAA Total Return Index for the since-inception period.  The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for each period.  In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco AAA CLO Floating Rate Note ETF for the one-year period ended December 31, 2024.  The Adviser explained the factors that detracted from the Fund’s performance during the period.
The Trustees reviewed information on the performance of Invesco Active U.S. Real Estate ETF, its benchmark indexes (FTSE NAREIT All Equity REITs Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (November 20, 2008) periods ended December 31, 2024.  Based on the information

19

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
provided, the Trustees noted that the Fund underperformed both benchmark indexes for each period.  The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year, three-year and five-year periods, and the Fund ranked in the 3rd quartile of its Lipper peer group for the ten-year and since-inception periods.  In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco Active U.S. Real Estate ETF for the one-year period ended December 31, 2024.  The Adviser explained the factors that detracted from the Fund’s performance during the period.
The Trustees reviewed information on the performance of Invesco High Yield Bond Factor ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 2, 2020) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for each period, outperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index for the one-year period and underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index for the three-year and since-inception periods.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco High Yield Select ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for each period, outperformed the Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index for the one-year period and underperformed the Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index for the since-inception period.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year period and in the 4th quartile of its Lipper peer group for the since-inception period.
The Trustees reviewed information on the performance of Invesco Rochester High Yield Municipal ETF, its benchmark indexes (S&P Municipal Bond 50% Investment Grade/50% High Yield Index, S&P Municipal Bond High Yield Index and S&P Municipal Bond Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed the S&P Municipal Bond 50% Investment Grade/50% High Yield Index for the one-year period, underperformed the S&P Municipal Bond 50% Investment Grade/50% High Yield Index for the since-inception period, underperformed the S&P Municipal Bond High Yield Index for each period and outperformed the S&P Municipal Bond Index for each period.  The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco Real Assets ESG ETF, its benchmark indexes (S&P U.S., Canada & Mexico Real Assets Equity Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 22, 2020) periods ended December 31, 2024. Based on the information provided, the Trustees noted that the Fund outperformed the S&P U.S., Canada & Mexico Real Assets Equity Index for the one-year and three-year periods, underperformed the S&P U.S., Canada & Mexico Real Assets Equity Index for the since-inception period, underperformed the S&P 500® Index for the one-year and three-year periods and outperformed the S&P 500® Index for the since-inception period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco S&P 500® Downside Hedged ETF, its benchmark indexes (S&P 500® Dynamic VEQTOR Index, S&P 500® Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (December 6, 2012) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund underperformed the S&P 500® Dynamic VEQTOR Index and the S&P 500® Index for each period, outperformed the U.S. 3-Month Treasury Bill Index for the one-year, five-year, ten-year and since-inception periods and underperformed the U.S. 3-Month Treasury Bill Index for the three-year period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year, five-year, ten-year and since-inception periods and ranked in the 3rd quartile of its Lipper peer group for the three-year period.
The Trustees reviewed information on the performance of Invesco Short Duration Total Return Bond ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Government and Credit 1-3 Year Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2024.  Based on the

20

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
information provided, the Trustees noted that the Fund outperformed both benchmark indexes for each period.  The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for each period.
The Trustees reviewed information on the performance of Invesco Total Return Bond ETF, its benchmark index (Bloomberg U.S. Aggregate Bond Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (February 10, 2016) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for the one-year, five-year and since-inception periods and underperformed its benchmark for the three-year period. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year, five-year and since-inception periods, and in the 3rd quartile of its Lipper peer group for the three-year period.  The Trustees considered that the Fund was created in connection with the purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.
The Trustees reviewed information on the performance of Invesco Variable Rate Investment Grade ETF, its benchmark indexes (Bloomberg U.S. Aggregate Bond Index and Bloomberg US Floating Rate Note Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (September 22, 2016) periods ended December 31, 2024.  Based on the information provided, the Trustees noted that the Fund outperformed both benchmark indexes for each period.  The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and, for all Funds except Invesco S&P 500® Downside Hedged ETF, the Sub-Advisers.  The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco AAA CLO Floating Rate Note ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.19% of the Fund’s average daily net assets for Invesco AAA CLO Floating Rate Note ETF;
●
0.30% of the Fund’s average daily net assets for Invesco Short Duration Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF;
●
0.35% of the Fund’s average daily net assets for Invesco Active U.S. Real Estate ETF and Invesco Total Return Bond ETF;
●
0.39% of the Fund’s average daily net assets for Invesco S&P 500® Downside Hedged ETF, Invesco High Yield Bond Factor ETF and Invesco Rochester High Yield Municipal ETF;
●
0.48% of the Fund’s average daily net assets for Invesco High Yield Select ETF; and
●
0.59% of the Fund’s average daily net assets for Invesco Real Assets ESG ETF.
The Trustees considered that on March 13, 2025 the Adviser proposed and the Board of Trustees approved a permanent reduction in the annual unitary advisory fee rate for Invesco Real Assets ESG ETF from 0.59% to 0.58% of the Fund’s average daily net assets, effective May 13, 2025.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF peers and open-end index peer funds, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all Funds were equal to or lower than the median net expense ratios of their open-end actively-managed peer funds.

21

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Equal to/ Lower than Open-End Active Fund Peer Median
Invesco AAA CLO Floating Rate Note ETF	X	N/A	X
Invesco Active U.S. Real Estate ETF	X		X
Invesco High Yield Bond Factor ETF	X	X	X
Invesco High Yield Select ETF	X	X	X
Invesco Real Assets ESG ETF	X	N/A	X
Invesco Rochester High Yield Municipal ETF	X	N/A	X
Invesco S&P 500® Downside Hedged ETF	X	N/A	X
Invesco Short Duration Total Return Bond ETF			X
Invesco Total Return Bond ETF	X		X
Invesco Variable Rate Investment Grade ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have investment strategies comparable to those of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory was reasonable and appropriate in light of the services provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.Based on all of the information considered and the conclusions reached, the Board, including the

22

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco AAA CLO Floating Rate Note ETF, Invesco Active U.S. Real Estate ETF, Invesco High Yield Bond Factor ETF, Invesco High Yield Select ETF, Invesco Real Assets ESG ETF, Invesco Rochester High Yield Municipal ETF, Invesco Short Duration Total Return Bond ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF (each such Fund, a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”) at a meeting held on April 24, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided to each Sub-Advised Fund under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco AAA CLO Floating Rate Note ETF’s, Invesco Active U.S. Real Estate ETF’s, Invesco High Yield Bond Factor ETF’s, Invesco High Yield Select ETF’s, Invesco Real Assets ESG ETF’s, Invesco Rochester High Yield Municipal ETF, Invesco Short Duration Total Return Bond ETF’s, Invesco Total Return Bond ETF’s and Invesco Variable Rate Investment Grade ETF’s assets and the experience and skills of the investment personnel responsible for the day-to-day management of such Sub-Advised Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Sub-Advisers to each Sub-Advised Fund under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fee relates to the overall advisory fee for each Sub-Advised Fund and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. in connection with the March 13 and April 24, 2025 Board Meetings, and Invesco Advisers, Inc. in connection with the April 24, 2025 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to each Sub-Advised Fund.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for each Sub-Advised Fund, the Trustees considered the extent to which economies of scale may be realized as each Sub-Advised Fund grows and whether fee levels reflect economies of scale for the benefit of the Sub-Advised Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for each Sub-Advised Fund was reasonable in relation to the asset size (if any) of the Sub-Advised Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Sub-Advised Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Sub-Advised Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Sub-Advised Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees considered that Invesco Advisers, Inc. may participate in soft-dollar arrangements for Invesco Real Assets ESG ETF, but that the Sub-Advisers otherwise generally do not use or generate soft-dollars with respect to the Sub-Advised Funds.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with the Sub-Advised Funds.  The Board concluded that the sub-advisory fee with respect to each Sub-Advised Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

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Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for each Sub-Advised Fund.  No single factor was determinative in the Board’s analysis.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Fund’s trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

25

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-MS-NCSRS
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Actively Managed Exchange-Traded Fund Trust

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: July 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: July 3, 2025

By:       /s/ Kelli Gallegos                                             ____

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:July 3, 2025